UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-10385

Pacific Life Funds
(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

Newport Beach, CA 92660
(Address of principal executive offices) (Zip code)

Robin S. Yonis Vice President and General Counsel of Pacific Life Funds 700 Newport Center Drive, P.O. Box 9000 Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code: 949-219-6767

Date of fiscal year end: March 31

Date of reporting period: April 1, 2012 - September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semi-Annual Report as of September 30, 2012

TABLE OF CONTENTS

PACIFIC LIFE FUNDS

PACIFIC LIFE FUNDS PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND Schedule of Investments September 30, 2012 (Unaudited)	PACIFIC LIFE FUNDS PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND Schedule of Investments September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.9%
PL Floating Rate Loan Fund ‘P’	2,788,696	$28,974,556
PL Inflation Managed Fund ‘P’	4,745,785	54,339,240
PL Managed Bond Fund ‘P’	14,827,487	169,626,447
PL Short Duration Bond Fund ‘P’	7,352,297	75,140,478
PL Emerging Markets Debt Fund ‘P’ *	2,731,358	28,952,396
PL Comstock Fund ‘P’	1,720,799	21,991,806
PL Large-Cap Growth Fund ‘P’	969,931	9,980,590
PL Large-Cap Value Fund ‘P’	1,589,152	20,309,364
PL Main Street Core Fund ‘P’	802,627	9,206,134
PL Mid-Cap Equity Fund ‘P’	668,065	6,547,036
PL Mid-Cap Growth Fund ‘P’	886,651	7,155,276
PL International Large-Cap Fund ‘P’	984,302	14,754,682
PL International Value Fund ‘P’	1,097,442	9,218,509

Total Affiliated Mutual Funds (Cost $414,039,154)		456,196,514

TOTAL INVESTMENTS - 99.9% (Cost $414,039,154)		456,196,514

OTHER ASSETS & LIABILITIES, NET - 0.1%		424,300

NET ASSETS - 100.0%		$456,620,814

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	78.2%
Affiliated Equity Funds	21.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%
PL Floating Rate Loan Fund ‘P’	2,552,085	$26,516,160
PL Inflation Managed Fund ‘P’	3,715,794	42,545,838
PL Managed Bond Fund ‘P’	9,819,780	112,338,288
PL Short Duration Bond Fund ‘P’	5,222,495	53,373,895
PL Emerging Markets Debt Fund ‘P’ *	1,346,670	14,274,698
PL Comstock Fund ‘P’	2,323,095	29,689,151
PL Growth LT Fund ‘P’	173,270	2,280,229
PL Large-Cap Growth Fund ‘P’	1,753,779	18,046,389
PL Large-Cap Value Fund ‘P’	2,995,500	38,282,493
PL Main Street Core Fund ‘P’	2,235,551	25,641,768
PL Mid-Cap Equity Fund ‘P’	894,927	8,770,287
PL Mid-Cap Growth Fund ‘P’	623,214	5,029,335
PL Small-Cap Growth Fund ‘P’ *	502,735	5,922,222
PL Small-Cap Value Fund ‘P’	416,821	4,439,140
PL Emerging Markets Fund ‘P’	600,124	8,185,697
PL International Large-Cap Fund ‘P’	1,491,368	22,355,600
PL International Value Fund ‘P’	1,915,002	16,086,020

Total Affiliated Mutual Funds (Cost $386,076,847)		433,777,210

TOTAL INVESTMENTS - 100.3% (Cost $386,076,847)		433,777,210

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,133,511)

NET ASSETS - 100.0%		$432,643,699

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	57.6%
Affiliated Equity Funds	42.7%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$456,196,514	$456,196,514	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$433,777,210	$433,777,210	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-1

PACIFIC LIFE FUNDS PL PORTFOLIO OPTIMIZATION MODERATE FUND Schedule of Investments September 30, 2012 (Unaudited)	PACIFIC LIFE FUNDS PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND Schedule of Investments September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PL Floating Rate Loan Fund ‘P’	4,243,959	$44,094,731
PL Inflation Managed Fund ‘P’	5,067,771	58,025,975
PL Managed Bond Fund ‘P’	17,472,244	199,882,470
PL Short Duration Bond Fund ‘P’	7,803,725	79,754,072
PL Emerging Markets Debt Fund ‘P’ *	3,104,564	32,908,377
PL Comstock Fund ‘P’	7,923,827	101,266,505
PL Growth LT Fund ‘P’	902,120	11,871,904
PL Large-Cap Growth Fund ‘P’	5,526,344	56,866,079
PL Large-Cap Value Fund ‘P’	10,079,695	128,818,506
PL Main Street Core Fund ‘P’	7,360,670	84,426,884
PL Mid-Cap Equity Fund ‘P’	5,138,467	50,356,975
PL Mid-Cap Growth Fund ‘P’	1,701,774	13,733,319
PL Small-Cap Growth Fund ‘P’ *	1,109,837	13,073,882
PL Small-Cap Value Fund ‘P’	3,640,788	38,774,390
PL Real Estate Fund ‘P’	1,652,607	21,285,584
PL Emerging Markets Fund ‘P’	3,254,735	44,394,583
PL International Large-Cap Fund ‘P’	5,889,264	88,280,060
PL International Value Fund ‘P’	6,390,047	53,676,392

Total Affiliated Mutual Funds (Cost $987,007,543)		1,121,490,688

TOTAL INVESTMENTS - 100.0% (Cost $987,007,543)		1,121,490,688

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(99,860)

NET ASSETS - 100.0%		$1,121,390,828

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	63.0%
Affiliated Fixed Income Funds	37.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%
PL Inflation Managed Fund ‘P’	1,938,545	$22,196,338
PL Managed Bond Fund ‘P’	6,810,754	77,915,020
PL Short Duration Bond Fund ‘P’	1,818,577	18,585,853
PL Emerging Markets Debt Fund ‘P’ *	904,214	9,584,667
PL Comstock Fund ‘P’	6,666,324	85,195,620
PL Growth LT Fund ‘P’	1,604,195	21,111,202
PL Large-Cap Growth Fund ‘P’	3,785,488	38,952,671
PL Large-Cap Value Fund ‘P’	8,402,098	107,378,811
PL Main Street Core Fund ‘P’	6,078,899	69,724,976
PL Mid-Cap Equity Fund ‘P’	4,634,970	45,422,710
PL Mid-Cap Growth Fund ‘P’	3,039,396	24,527,927
PL Small-Cap Growth Fund ‘P’ *	1,278,198	15,057,173
PL Small-Cap Value Fund ‘P’	4,316,593	45,971,719
PL Real Estate Fund ‘P’	1,779,264	22,916,920
PL Emerging Markets Fund ‘P’	2,872,235	39,177,290
PL International Large-Cap Fund ‘P’	4,651,994	69,733,387
PL International Value Fund ‘P’	6,389,022	53,667,783

Total Affiliated Mutual Funds (Cost $665,160,931)		767,120,067

TOTAL INVESTMENTS - 100.1% (Cost $665,160,931)		767,120,067

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(965,268)

NET ASSETS - 100.0%		$766,154,799

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	83.4%
Affiliated Fixed Income Funds	16.7%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$1,121,490,688	$1,121,490,688	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$767,120,067	$767,120,067	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-2

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%
PL Managed Bond Fund ‘P’	696,593	$7,969,019
PL Comstock Fund ‘P’	2,127,654	27,191,422
PL Growth LT Fund ‘P’	420,588	5,534,938
PL Large-Cap Growth Fund ‘P’	1,130,177	11,629,520
PL Large-Cap Value Fund ‘P’	2,766,413	35,354,763
PL Main Street Core Fund ‘P’	2,208,435	25,330,750
PL Mid-Cap Equity Fund ‘P’	1,772,844	17,373,870
PL Mid-Cap Growth Fund ‘P’	1,433,830	11,571,008
PL Small-Cap Growth Fund ‘P’ *	831,605	9,796,300
PL Small-Cap Value Fund ‘P’	1,764,442	18,791,310
PL Real Estate Fund ‘P’	707,046	9,106,754
PL Emerging Markets Fund ‘P’	1,069,749	14,591,376
PL International Large-Cap Fund ‘P’	1,611,116	24,150,633
PL International Value Fund ‘P’	2,281,374	19,163,538

Total Affiliated Mutual Funds (Cost $194,267,330)		237,555,201

TOTAL INVESTMENTS - 100.1% (Cost $194,267,330)		237,555,201

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(221,455)

NET ASSETS - 100.0%		$237,333,746

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	96.7%
Affiliated Fixed Income Fund	3.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$237,555,201	$237,555,201	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-3

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 72.0%
Consumer Discretionary - 9.2%
DIRECTV Holdings LLC 3.125% due 02/15/16	$250,000	$263,438
DISH DBS Corp 4.625% due 07/15/17 ~	200,000	205,500
Dollar General Corp 4.125% due 07/15/17	250,000	262,500
NBCUniversal Media LLC 2.875% due 04/01/16	250,000	265,065
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	250,000	275,000
Wyndham Worldwide Corp 2.950% due 03/01/17	250,000	252,414

		1,523,917

Consumer Staples - 3.1%
ConAgra Foods Inc 2.100% due 03/15/18	250,000	254,110
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	250,000	261,140

		515,250

Energy - 16.0%
Cameron International Corp 1.600% due 04/30/15	250,000	253,592
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	250,000	263,365
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	206,550
ONEOK Partners LP 2.000% due 10/01/17	350,000	356,996
Petrobras International Finance Co (Cayman) 2.875% due 02/06/15	350,000	360,614
Phillips 66 1.950% due 03/05/15 ~	250,000	255,953
Pioneer Natural Resources Co 5.875% due 07/15/16	200,000	228,081
Tesoro Corp 4.250% due 10/01/17	100,000	103,250
Transocean Inc (Cayman) 2.500% due 10/15/17	350,000	352,437
Williams Partners LP 3.800% due 02/15/15	250,000	265,222

		2,646,060

Financials - 20.0%
American International Group Inc 2.375% due 08/24/15	100,000	101,137
Anglo American Capital PLC (United Kingdom) 2.625% due 09/27/17 ~	250,000	251,200
Bank of America Corp 1.867% due 01/30/14 §	250,000	251,875
BRE Properties Inc REIT 5.500% due 03/15/17	250,000	283,289
Capital One Financial Corp 2.150% due 03/23/15	250,000	256,490
Citigroup Inc 2.650% due 03/02/15	250,000	256,231
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	250,000	255,673
Daimler Finance North America LLC 1.650% due 04/10/15 ~	250,000	253,639
ERP Operating LP REIT 5.200% due 04/01/13	250,000	255,419
Ford Motor Credit Co LLC
3.000% due 06/12/17	250,000	254,806
3.984% due 06/15/16	250,000	263,773

	Principal Amount	Value
Hyundai Capital America 1.625% due 10/02/15 ~	$250,000	$250,306
SLM Corp 3.875% due 09/10/15	100,000	103,125
Westfield Capital Corp (Multi-National) 5.125% due 11/15/14 ~	250,000	270,111

		3,307,074

Health Care - 4.6%
Express Scripts Holding Co 2.100% due 02/12/15 ~	250,000	256,611
Watson Pharmaceuticals Inc 1.875% due 10/01/17	250,000	253,143
Wellpoint Inc 1.250% due 09/10/15	250,000	251,927

		761,681

Industrials - 7.5%
Air Lease Corp 4.500% due 01/15/16 ~	150,000	150,750
Avis Budget Car Rental LLC 2.935% due 05/15/14 §	100,000	100,000
Continental Airlines Pass-Through Certificates ‘B’ 5.500% due 04/29/22	100,000	102,500
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 05/07/21	250,000	261,250
International Lease Finance Corp 5.650% due 06/01/14	250,000	263,150
The ADT Corp 2.250% due 07/15/17 ~	250,000	257,661
UR Merger Sub Corp 5.750% due 07/15/18 ~	100,000	105,875

		1,241,186

Information Technology - 3.1%
Computer Sciences Corp 2.500% due 09/15/15	250,000	253,901
Hewlett-Packard Co 0.823% due 05/30/14 §	250,000	248,052

		501,953

Materials - 4.6%
ArcelorMittal (Luxembourg) 4.000% due 02/25/15	250,000	249,975
Rock-Tenn Co 3.500% due 03/01/20 ~	250,000	255,570
Xstrata Finance Ltd (Canada) 2.850% due 11/10/14 ~	250,000	257,163

		762,708

Telecommunication Services - 3.9%
British Telecommunications PLC (United Kingdom) 2.000% due 06/22/15	250,000	257,213
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20 ~	250,000	270,000
Telesat LLC (Canada) 6.000% due 05/15/17 ~	100,000	104,500

		631,713

Total Corporate Bonds & Notes (Cost $11,618,263)		11,891,542

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-4

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value

SENIOR LOAN NOTES - 21.8%
Consumer Discretionary - 4.1%
Capital Automotive LP Tranche B 5.250% due 03/11/17 §	$236,430	$238,203
Lord & Taylor Holdings LLC 5.750% due 01/11/19 §	179,627	181,199
Wendy’s International Inc 4.750% due 05/15/19 §	250,000	252,539

		671,941

Consumer Staples - 1.5%
Reynolds Group Holdings Inc Term B due 09/18/18 µ	250,000	251,294

Energy - 1.5%
EP Energy LLC Tranche B-1 5.000% due 05/24/18 §	250,000	252,656

Health Care - 6.1%
Bausch & Lomb Inc (Parent) 5.250% due 05/17/19 §	249,375	252,430
Hologic Inc Tranche B 4.500% due 08/01/19 §	250,000	253,250
Valeant Pharmaceuticals International Inc Term B due 09/12/19 µ	250,000	250,688
Warner Chilcott Co LLC
Term B-1 4.250% due 03/15/18 §	36,888	36,989
Term B-2 4.250% due 03/15/18 §	48,567	48,701
Warner Chilcott Corp Term B-1 4.250% due 03/15/18 §	97,134	97,401
WC Luxco SARL Term B-3 4.250% due 03/15/18 §	66,780	66,963

		1,006,422

Industrials - 5.6%
AWAS Finance Luxembourg SARL 5.250% due 06/10/16 §	233,333	234,208
CSC Holdings LLC Term B-2 (Incremental Extended) 1.966% due 03/29/16 §	431,584	432,333
Flying Fortress Inc 5.000% due 06/30/17 §	250,000	253,438

		919,979

Telecommunication Services - 3.0%
Windstream Corp Term B-3 4.000% due 08/08/19 §	498,750	501,655

Total Senior Loan Notes (Cost $3,558,342)		3,603,947

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 2.9%
U.S. Treasury Notes - 2.9%
0.250% due 11/30/13	$50,000	$50,033
0.875% due 11/30/16	175,000	177,885
1.375% due 12/31/18	250,000	257,617

Total U.S. Treasury Obligations (Cost $475,072)		485,535

	Shares
SHORT-TERM INVESTMENT - 9.4%
Money Market Fund - 9.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,547,741	1,547,741

Total Short-Term Investment (Cost $1,547,741)		1,547,741

TOTAL INVESTMENTS - 106.1% (Cost $17,199,418)		17,528,765

OTHER ASSETS & LIABILITIES, NET - (6.1%)		(1,005,776)

NET ASSETS - 100.0%		$16,522,989

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	72.0%
Senior Loan Notes	21.8%
Short-Term Investment	9.4%
U.S. Treasury Obligations	2.9%

	106.1%
Other Assets & Liabilities, Net	(6.1%	)

	100.0%

(b)	As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AA / U.S. Government & Agency Issues	4.6%
A	11.3%
BBB	57.5%
BB	16.5%
B	7.6%
Not Rated	2.5%

100.0%

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$11,891,542	$—	$11,891,542	$—
	Senior Loan Notes	3,603,947	—	3,603,947	—
	U.S. Treasury Obligations	485,535	—	485,535	—
	Short-Term Investment	1,547,741	1,547,741	—	—

	Total	$17,528,765	$1,547,741	$15,981,024	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-5

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 72.7%
Consumer Discretionary - 10.3%
CBS Corp 1.950% due 07/01/17	$6,000,000	$6,158,706
Comcast Corp 4.650% due 07/15/42	1,750,000	1,882,057
DIRECTV Holdings LLC 2.400% due 03/15/17	8,000,000	8,224,424
DISH DBS Corp 4.625% due 07/15/17 ~	2,500,000	2,568,750
Hyatt Hotels Corp 3.875% due 08/15/16	3,000,000	3,194,703
6.875% due 08/15/19 ~	1,750,000	2,079,551
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	2,500,000	2,631,968
Limited Brands Inc 5.625% due 02/15/22	2,000,000	2,165,000
Marriott International Inc 3.000% due 03/01/19	4,000,000	4,109,192
NBCUniversal Media LLC 2.875% due 04/01/16	1,250,000	1,325,326
2.875% due 01/15/23	3,000,000	2,994,510
NVR Inc 3.950% due 09/15/22	4,000,000	4,110,824
Viacom Inc 3.500% due 04/01/17	3,500,000	3,829,962
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	2,500,000	2,750,000
Wyndham Worldwide Corp 2.950% due 03/01/17	3,000,000	3,028,965

		51,053,938

Consumer Staples - 5.0%
Kraft Foods Group Inc 2.250% due 06/05/17 ~	5,000,000	5,154,370
Lorillard Tobacco Co 2.300% due 08/21/17	3,500,000	3,533,589
Pernod-Ricard SA (France) 4.250% due 07/15/22 ~	4,500,000	4,910,238
Reynolds Group Issuer Inc 5.750% due 10/15/20 ~	2,500,000	2,503,125
SABMiller Holdings Inc 2.450% due 01/15/17 ~	8,000,000	8,377,920

		24,479,242

Energy - 14.6%
Arch Coal Inc 7.000% due 06/15/19	1,250,000	1,056,250
Cameron International Corp 1.600% due 04/30/15	3,000,000	3,043,107
Cimarex Energy Co 5.875% due 05/01/22	3,000,000	3,180,000
Devon Energy Corp 1.875% due 05/15/17	4,250,000	4,337,992
Ensco PLC (United Kingdom) 4.700% due 03/15/21	2,500,000	2,829,263
Key Energy Services Inc 6.750% due 03/01/21	1,200,000	1,224,000
6.750% due 03/01/21 ~	300,000	304,500
Kinder Morgan Energy Partners LP 3.450% due 02/15/23	4,000,000	4,128,144
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	4,000,000	4,213,844
Newfield Exploration Co 5.750% due 01/30/22	2,000,000	2,245,000
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	4,000,000	4,131,004

	Principal Amount	Value
OGX Austria GmbH (Austria) 8.375% due 04/01/22 ~	$1,000,000	$872,500
ONEOK Partners LP 2.000% due 10/01/17	5,500,000	5,609,939
Peabody Energy Corp 6.000% due 11/15/18 ~	2,250,000	2,261,250
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	3,000,000	3,396,003
Phillips 66 2.950% due 05/01/17 ~	5,000,000	5,296,295
Pioneer Natural Resources Co 3.950% due 07/15/22	3,000,000	3,193,944
5.875% due 07/15/16	3,000,000	3,421,215
Plains Exploration & Production Co 6.750% due 02/01/22	1,500,000	1,530,000
Samson Investment Co 9.750% due 02/15/20 ~	1,000,000	1,031,250
Schlumberger Investment SA (Luxembourg) 2.400% due 08/01/22 ~	5,000,000	4,961,330
Tesoro Corp 4.250% due 10/01/17	1,500,000	1,548,750
Transocean Inc (Cayman) 2.500% due 10/15/17	6,500,000	6,545,266
Weatherford International Ltd (Bermuda) 4.500% due 04/15/22	2,000,000	2,096,096

		72,456,942

Financials - 19.2%
American International Group Inc 2.375% due 08/24/15	2,000,000	2,022,744
4.875% due 06/01/22	2,000,000	2,258,854
Anglo American Capital PLC (United Kingdom) 2.625% due 09/27/17 ~	2,000,000	2,009,598
4.125% due 09/27/22 ~	2,000,000	2,012,368
Bank of America Corp 5.700% due 01/24/22	1,000,000	1,176,998
Bank of America NA 5.300% due 03/15/17	2,500,000	2,779,440
Berkshire Hathaway Finance Inc 1.600% due 05/15/17	6,000,000	6,147,768
3.000% due 05/15/22	3,500,000	3,636,850
Boston Properties LP REIT 3.850% due 02/01/23	5,000,000	5,278,490
BRE Properties Inc REIT 3.375% due 01/15/23	2,750,000	2,741,920
Capital One Financial Corp 2.150% due 03/23/15	5,000,000	5,129,790
Citigroup Inc 4.500% due 01/14/22	2,250,000	2,475,758
5.875% due 01/30/42	1,000,000	1,210,880
DDR Corp REIT 4.625% due 07/15/22	1,250,000	1,362,152
Dexus Diversified Trust REIT (Australia) 5.600% due 03/15/21 ~	500,000	525,413
Duke Realty LP REIT 4.375% due 06/15/22	6,250,000	6,604,712
Ford Motor Credit Co LLC 3.000% due 06/12/17	4,500,000	4,586,508
4.250% due 09/20/22	4,500,000	4,621,878
Host Hotels & Resorts LP REIT 5.875% due 06/15/19	2,000,000	2,210,000
Hyundai Capital America 2.125% due 10/02/17 ~	6,000,000	6,009,342
JPMorgan Chase & Co 3.250% due 09/23/22	4,000,000	4,065,216
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	3,500,000	3,668,822
Morgan Stanley 4.750% due 03/22/17	2,750,000	2,952,012

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-6

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	$1,500,000	$1,605,000
Raymond James Financial Inc 5.625% due 04/01/24	1,000,000	1,103,978
The Goldman Sachs Group Inc 5.750% due 01/24/22	1,750,000	2,019,939
UDR Inc REIT 4.625% due 01/10/22	2,500,000	2,764,990
Vornado Realty LP REIT 5.000% due 01/15/22	6,500,000	7,207,499
WEA Finance LLC 3.375% due 10/03/22 ~	4,000,000	3,985,872
Wells Operating Partnership II LP REIT 5.875% due 04/01/18	750,000	787,684

		94,962,475

Health Care - 3.2%
Amgen Inc 2.125% due 05/15/17	3,000,000	3,102,066
Cardinal Health Inc 1.900% due 06/15/17	3,000,000	3,056,694
Express Scripts Holding Co 2.650% due 02/15/17 ~	4,500,000	4,721,409
Fresenius Medical Care U.S. Finance II Inc 5.625% due 07/31/19 ~	2,000,000	2,135,000
HCA Inc 5.875% due 03/15/22	2,000,000	2,177,500
Watson Pharmaceuticals Inc 3.250% due 10/01/22	550,000	558,342

		15,751,011

Industrials - 7.8%
Air Lease Corp 4.500% due 01/15/16 ~	850,000	854,250
5.625% due 04/01/17 ~	2,000,000	2,050,000
Avis Budget Car Rental LLC 2.935% due 05/15/14 §	1,260,000	1,260,000
Burlington Northern Santa Fe LLC 3.050% due 09/01/22	6,000,000	6,224,658
Continental Airlines Pass-Through Certificates ‘A’ 4.000% due 04/29/26	4,500,000	4,595,850
Continental Airlines Pass-Through Certificates ‘B’ 5.500% due 04/29/22	300,000	307,500
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 05/07/21	6,000,000	6,270,000
International Lease Finance Corp 5.650% due 06/01/14	2,500,000	2,631,500
7.125% due 09/01/18 ~	1,000,000	1,170,000
Owens Corning 6.500% due 12/01/16	1,500,000	1,686,235
The ADT Corp 2.250% due 07/15/17 ~	5,000,000	5,153,215
U.S. Airways Pass-Through Trust ‘A’ 5.900% due 04/01/26	2,000,000	2,115,000
UR Merger Sub Corp 5.750% due 07/15/18 ~	4,000,000	4,235,000

		38,553,208

Materials - 7.6%
ArcelorMittal (Luxembourg) 6.500% due 02/25/22	3,500,000	3,454,094
Ardagh Packaging Finance PLC (Ireland) 7.375% due 10/15/17 ~	2,750,000	2,959,688
FMG Resources August 2006 Property Ltd (Australia) 7.000% due 11/01/15 ~	3,500,000	3,500,000
International Paper Co 4.750% due 02/15/22	4,000,000	4,551,648

	Principal Amount	Value
Louisiana-Pacific Corp 7.500% due 06/01/20	$1,050,000	$1,174,687
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	2,500,000	2,668,750
Packaging Corp of America 3.900% due 06/15/22	5,450,000	5,637,878
Rock-Tenn Co 3.500% due 03/01/20 ~	5,500,000	5,622,534
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,125,000
Tronox Finance LLC 6.375% due 08/15/20 ~	1,000,000	1,013,750
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	1,250,000	1,320,501
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	2,047,010
Xstrata Finance Canada Ltd (Canada) 4.950% due 11/15/21 ~	2,500,000	2,683,988

		37,759,528

Telecommunication Services - 2.1%
AT&T Inc 1.700% due 06/01/17	6,000,000	6,187,458
British Telecommunications PLC (United Kingdom) 2.000% due 06/22/15	4,000,000	4,115,412

		10,302,870

Utilities - 2.9%
CMS Energy Corp 5.050% due 03/15/22	2,000,000	2,213,388
Duke Energy Corp 1.625% due 08/15/17	6,000,000	6,026,040
Florida Gas Transmission Co LLC 3.875% due 07/15/22 ~	4,000,000	4,177,008
NRG Energy Inc 6.625% due 03/15/23 ~	2,000,000	2,047,500

		14,463,936

Total Corporate Bonds & Notes (Cost $348,517,166)		359,783,150

SENIOR LOAN NOTES - 19.1%
Consumer Discretionary - 4.3%
Acosta Inc Term D due 03/31/18 µ	250,000	251,720
5.750% due 03/02/18 §	1,496,250	1,506,544
Allison Transmission Inc Term B-3 4.250% due 08/23/19 §	997,500	1,002,176
AOT Bedding Term B due 09/29/19 µ	1,000,000	997,411
Burger King Corp Tranche B 3.750% due 09/28/19 §	886,302	888,823
Capital Automotive LP Tranche B 5.250% due 03/11/17 §	2,809,507	2,830,579
ClubCorp Club Operations Inc Term B 6.000% due 11/30/16 §	1,486,762	1,499,771
FoxCo Acquisition Sub LLC (Initial) 5.500% due 07/14/17 §	750,000	757,500
Lord & Taylor Holdings LLC 5.750% due 01/11/19 §	2,158,231	2,177,115
MGM Resorts International Class C (Extended) 5.000% due 02/23/15 §	2,000,000	2,020,892
NPC International Inc 5.250% due 12/28/18 §	1,492,500	1,511,156
Seven Seas Cruise S DE RL Term B 6.250% due 12/21/18 §	2,000,000	2,017,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-7

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	$2,000,000	$2,020,834
Wendy’s International Inc
4.750% due 05/15/19 §	2,000,000	2,020,312

		21,502,333

Consumer Staples - 3.1%
BJ’s Wholesale Club Inc (1st Lien Term B) due 09/29/18 µ	2,000,000	2,014,750
Del Monte Foods Co (Initial) 4.500% due 03/08/18 §	3,131,034	3,132,340
Pinnacle Foods Finance LLC Tranche E 4.750% due 10/17/18 §	2,985,000	2,994,949
Revlon Consumer Products Corp Term B 4.750% due 11/19/17 §	2,982,399	2,999,641
Sprouts Farmers Markets Holdings LLC (Initial) 6.000% due 04/18/18 §	1,979,918	1,982,393
(Term 1 Loan) 6.000% due 04/18/18 §	997,500	1,004,981
SUPERVALU Inc 8.000% due 08/30/18 §	997,500	1,005,059

		15,134,113

Energy - 0.8%
EP Energy LLC Tranche B-1 5.000% due 05/24/18 §	2,500,000	2,526,563
Samson Investment Co Term B
due 09/18/19 µ	1,000,000	1,007,708
(Initial 2nd Lien)
6.000% due 09/25/18 §	500,000	503,854

		4,038,125

Financials - 1.3%
CNO Financial Group Inc Term B due 09/04/18 µ	1,000,000	1,004,790
First Data Corp due 09/30/18 µ	2,500,000	2,460,418
Nuveen Investments Inc (Incremental 1st Lien) 7.250% due 05/13/17 §	500,000	502,000
(Initial) due 05/13/17 µ	1,000,000	1,000,313
(Extended 1st Lien) 5.900% due 05/13/17 §	1,500,000	1,499,688

		6,467,209

Health Care - 3.4%
Bausch & Lomb Inc (Parent) 5.250% due 05/17/19 §	2,992,500	3,029,158
Capsugel Holdings US Inc (Initial) 3.831% due 08/01/18 §	3,824,884	3,850,384
Davita Inc Term B-2 due 08/01/19 µ r	3,000,000	3,011,250
Hologic Inc Tranche B 4.500% due 08/01/19 §	2,500,000	2,532,500
Par Pharmaceutical Term B due 08/02/19 µ	2,000,000	1,998,750
Pharmaceutical Product Development Inc Term B 6.250% due 11/23/18 §	1,488,750	1,504,258
Valeant Pharmaceuticals International Inc Term B due 09/12/19 µ	750,000	752,063

		16,678,363

	Principal Amount	Value
Industrials - 2.3%
AlixPartners LLP (Initial 1st Lien Term B-2) 6.500% due 06/28/19 §	$1,995,000	$2,026,587
CSC Holdings LLC (Incremental B-2) 2.236% due 03/29/16 §	5,169,312	5,178,286
Flying Fortress Inc 5.000% due 06/30/17 §	2,000,000	2,027,500
Rexnord LLC Term B 5.000% due 04/01/18 §	1,985,000	1,996,787

		11,229,160

Materials - 0.3%
Univar Inc due 06/30/17 µ	1,500,000	1,485,150

Telecommunication Services - 3.6%
Intelstat Jackson Holdings SA Tranche B 5.250% due 04/02/18 §	2,983,662	2,998,396
Level 3 Financing Inc due 08/01/19 µ	1,500,000	1,500,000
Tranche B 5.250% due 08/01/19 §	2,500,000	2,514,063
Tranche B-3 5.750% due 09/01/18 §	1,500,000	1,509,845
Telesat Canada Term B 4.250% due 03/28/19 §	1,995,000	2,002,481
WaveDivision Holdings LLC Term B due 08/01/17 µ r	2,750,000	2,774,063
Windstream Corp Tranche B-3 4.000% due 08/08/19 §	4,488,750	4,514,897

		17,813,745

Total Senior Loan Notes (Cost $93,313,517)		94,348,198

U.S. TREASURY OBLIGATIONS - 3.7%
U.S. Treasury Bonds - 1.4%
3.000% due 05/15/42	3,250,000	3,375,431
3.750% due 08/15/41	3,000,000	3,592,032

		6,967,463

U.S. Treasury Notes - 2.3%
0.375% due 04/15/15	3,000,000	3,007,032
1.250% due 04/30/19	4,000,000	4,077,812
1.750% due 05/31/16	2,250,000	2,359,688
1.750% due 05/15/22	2,000,000	2,029,220

		11,473,752

Total U.S. Treasury Obligations (Cost $18,025,830)		18,441,215

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-8

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 9.3%
Money Market Fund - 9.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	46,075,348	$46,075,348

Total Short-Term Investment (Cost $46,075,348)		46,075,348

TOTAL INVESTMENTS - 104.8% (Cost $505,931,861)		518,647,911

OTHER ASSETS & LIABILITIES, NET - (4.8%)		(23,773,469)

NET ASSETS - 100.0%		$494,874,442

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	72.7%
Senior Loan Notes	19.1%
Short-Term Investment	9.3%
U.S. Treasury Obligations	3.7%

	104.8%
Other Assets & Liabilities, Net	(4.8%	)

	100.0%

(b)	As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were are follows:

AA / U.S. Government & Agency Issues	6.0%
A	13.5%
BBB	47.5%
BB	18.2%
B	11.9%
Not Rated	2.9%

100.0%

(c)	As of September 30, 2012, 1.2% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$359,783,150	$—	$357,668,150	$2,115,000
	Senior Loan Notes	94,348,198	—	94,348,198	—
	U.S. Treasury Obligations	18,441,215	—	18,441,215	—
	Short-Term Investment	46,075,348	46,075,348	—	—

	Total	$518,647,911	$46,075,348	$470,457,563	$2,115,000

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$525,000
Purchases	2,065,000
Sales	(531,978)
Accrued Discounts (Premiums)	(579)
Net Realized Gains	31,978
Change in Net Unrealized Appreciation	25,579
Transfers In	—
Transfers Out	—

Value, End of Period	$2,115,000

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$50,579

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-9

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.2%
Consumer Discretionary - 0.1%
MGM Resorts International *	1,900	$20,425

Industrials - 0.1%
Kansas City Southern	400	30,312

Total Common Stocks (Cost $52,365)		50,737

EXCHANGE-TRADED FUND - 2.1%
PowerShares Senior Loan Portfolio	21,341	532,458

Total Exchange-Traded Fund (Cost $511,010)		532,458

	Principal Amount
CORPORATE BONDS & NOTES - 88.0%
Consumer Discretionary - 12.2%
99 Cents Only Stores 11.000% due 12/15/19 ~	$100,000	112,750
American Axle & Manufacturing Inc 6.625% due 10/15/22	100,000	101,750
Beazer Homes USA Inc 9.125% due 06/15/18	100,000	101,500
Boyd Gaming Corp 9.000% due 07/01/20 ~	100,000	102,500
Chrysler Group LLC 8.250% due 06/15/21	100,000	107,000
CityCenter Holdings LLC 7.625% due 01/15/16	100,000	107,250
DISH DBS Corp 6.750% due 06/01/21	100,000	109,500
Great Canadian Gaming Corp (Canada) 6.625% due 07/25/22 ~	CAD 50,000	52,703
Harrah’s Operating Co 11.250% due 06/01/17	$100,000	108,000
Hyatt Hotels Corp 6.875% due 08/15/19 ~	100,000	118,832
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	150,000	153,750
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	250,000	263,197
Limited Brands Inc 5.625% due 02/15/22	100,000	108,250
MGM Resorts International 6.750% due 10/01/20 ~	100,000	100,250
7.625% due 01/15/17	100,000	106,500
NPC International Inc 10.500% due 01/15/20	150,000	173,250
NVR Inc 3.950% due 09/15/22	250,000	256,927
Scientific Games International Inc 6.250% due 09/01/20 ~	100,000	100,625
Sinclair Television Group Inc 6.125% due 10/01/22 ~	100,000	100,625
Sirius XM Radio Inc 5.250% due 08/15/22 ~	100,000	100,000
The Ryland Group Inc 5.375% due 10/01/22	100,000	100,500
The ServiceMaster Co 8.000% due 02/15/20	100,000	106,500

	Principal Amount	Value
Toys R Us Inc 10.375% due 08/15/17 ~	$50,000	$51,375
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	145,000	159,500
Wolverine World Wide Inc 6.125% due 10/15/20 ~	100,000	103,500
Wyndham Worldwide Corp 5.750% due 02/01/18	100,000	112,750

		3,119,284

Consumer Staples - 4.1%
Agrokor DD (Croatia) 8.875% due 02/01/20 ~	100,000	100,000
Del Monte Corp 7.625% due 02/15/19	200,000	206,750
Nufarm Australia Ltd (Australia) 6.375% due 10/15/19 ~	100,000	100,000
Pernod-Ricard SA (France) 4.250% due 07/15/22 ~	100,000	109,116
Pinnacle Foods Finance LLC 8.250% due 09/01/17	100,000	108,875
Reynolds Group Issuer Inc 8.500% due 05/15/18	250,000	255,000
9.875% due 08/15/19	50,000	53,437
Spectrum Brands Inc 6.750% due 03/15/20 ~	100,000	103,625

		1,036,803

Energy - 18.1%
Alpha Natural Resources Inc 9.750% due 04/15/18	250,000	247,397
Arch Coal Inc 7.250% due 06/15/21	100,000	84,000
Basic Energy Services Inc 7.750% due 02/15/19	100,000	103,000
BreitBurn Energy Partners LP 7.875% due 04/15/22 ~	100,000	104,000
Bristow Group Inc 6.250% due 10/15/22	100,000	102,750
Cimarex Energy Co 5.875% due 05/01/22	100,000	106,000
Concho Resources Inc 5.500% due 10/01/22	100,000	104,375
Crosstex Energy LP 8.875% due 02/15/18	100,000	107,187
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	100,000	99,625
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	113,171
EP Energy LLC 6.875% due 05/01/19 ~	100,000	107,125
7.750% due 09/01/22 ~	50,000	51,125
9.375% due 05/01/20 ~	100,000	109,125
EV Energy Partners LP 8.000% due 04/15/19	150,000	156,375
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	110,500
Holly Energy Partners LP 6.500% due 03/01/20 ~	100,000	105,250
Key Energy Services Inc 6.750% due 03/01/21	100,000	102,000
Kinder Morgan Energy Partners LP 3.450% due 02/15/23	250,000	258,009
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	100,000	105,346
Linn Energy LLC 6.250% due 11/01/19 ~	100,000	99,625
Lukoil International Finance BV (Netherlands) 6.356% due 06/07/17 ~	100,000	114,492

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-10

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	$100,000	$106,875
Newfield Exploration Co 5.625% due 07/01/24	100,000	111,125
OGX Austria GmbH (Austria) 8.375% due 04/01/22 ~	100,000	87,250
ONEOK Partners LP 2.000% due 10/01/17	150,000	152,998
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	200,000	226,400
Pioneer Natural Resources Co 3.950% due 07/15/22	250,000	266,162
Plains Exploration & Production Co 6.750% due 02/01/22	250,000	255,000
QEP Resources Inc 5.250% due 05/01/23	100,000	102,500
Regency Energy Partners LP 6.875% due 12/01/18	100,000	107,250
Sabine Pass LNG LP 7.500% due 11/30/16	100,000	108,500
Samson Investment Co 9.750% due 02/15/20 ~	100,000	103,125
SandRidge Energy Inc 7.500% due 03/15/21 ~	100,000	103,500
SESI LLC 6.375% due 05/01/19	100,000	107,500
Transocean Inc (Cayman) 3.800% due 10/15/22	200,000	201,503
Weatherford International Ltd (Bermuda) 4.500% due 04/15/22	100,000	104,805

		4,634,970

Financials - 13.3%
Ally Financial Inc 4.625% due 06/26/15	250,000	256,538
Anglo American Capital PLC (United Kingdom) 4.125% due 09/27/22 ~	250,000	251,546
Boston Properties LP REIT 3.850% due 02/01/23	250,000	263,925
BRE Properties Inc REIT 3.375% due 01/15/23	250,000	249,266
DDR Corp REIT 4.625% due 07/15/22	100,000	108,972
Duke Realty LP REIT 4.375% due 06/15/22	100,000	105,675
First Data Corp 6.750% due 11/01/20 ~	100,000	99,875
7.375% due 06/15/19 ~	100,000	103,625
Ford Motor Credit Co LLC 4.250% due 09/20/22	300,000	308,125
Host Hotels & Resorts LP REIT 6.000% due 11/01/20	250,000	277,500
Hub International Ltd 8.125% due 10/15/18 ~	100,000	101,750
Hyundai Capital America 2.125% due 10/02/17 ~	250,000	250,389
Liberty Mutual Group Inc 4.950% due 05/01/22 ~	200,000	209,647
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	100,000	107,500
Nuveen Investments Inc 9.125% due 10/15/17 ~	100,000	99,750
Raymond James Financial Inc 5.625% due 04/01/24	100,000	110,398
Realogy Corp 7.625% due 01/15/20 ~	100,000	110,750

	Principal Amount	Value
UDR Inc REIT 4.625% due 01/10/22	$250,000	$276,499
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	110,885

		3,402,615

Health Care - 6.3%
Biomet Inc 6.500% due 08/01/20 ~	100,000	103,875
CDRT Holding Corp 9.250% due 10/01/17 ~	100,000	97,000
CHS/Community Health Systems Inc 5.125% due 08/15/18	100,000	104,000
7.125% due 07/15/20	100,000	106,812
DaVita Inc 5.750% due 08/15/22	150,000	156,750
DJO Finance LLC 7.750% due 04/15/18	100,000	91,750
HCA Inc 5.875% due 03/15/22	200,000	217,750
HealthSouth Corp 5.750% due 11/01/24	100,000	102,125
Mylan Inc 6.000% due 11/15/18 ~	100,000	106,500
Tenet Healthcare Corp 8.000% due 08/01/20	100,000	107,875
Valeant Pharmaceuticals International 6.750% due 10/01/17 ~	100,000	107,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	100,000	107,250
Watson Pharmaceuticals Inc 3.250% due 10/01/22	100,000	101,517
WellPoint Inc 3.300% due 01/15/23	100,000	101,389

		1,611,593

Industrials - 10.6%
ADS Waste Holdings Inc 8.250% due 10/01/20 ~	100,000	102,250
Air Lease Corp 5.625% due 04/01/17 ~	200,000	205,000
Ashtead Capital Inc 6.500% due 07/15/22 ~	100,000	105,375
Avis Budget Car Rental LLC 8.250% due 01/15/19	100,000	109,375
BE Aerospace Inc 5.250% due 04/01/22	100,000	104,250
6.875% due 10/01/20	100,000	111,500
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	100,000	103,000
Burlington Northern Santa Fe LLC 4.375% due 09/01/42	250,000	265,979
Continental Airlines Pass-Through Certificates ‘B’ 5.500% due 04/29/22	100,000	102,500
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 05/07/21	150,000	156,750
HD Supply Inc 8.125% due 04/15/19 ~	100,000	108,750
International Lease Finance Corp 5.875% due 04/01/19	100,000	106,546
6.750% due 09/01/16 ~	200,000	225,750
Nielsen Finance LLC 4.500% due 10/01/20 ~	150,000	149,812
Owens Corning 6.500% due 12/01/16	150,000	168,623
The Manitowoc Co Inc 9.500% due 02/15/18	100,000	112,500
Tomkins LLC 9.000% due 10/01/18	35,000	39,200

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-11

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
U.S. Airways Pass-Through Trust ‘A’ 5.900% due 04/22/25	$100,000	$105,750
7.125% due 04/01/26	98,394	107,249
UR Merger Sub Corp 7.625% due 04/15/22 ~	100,000	109,750
8.250% due 02/01/21	100,000	110,250

		2,710,159

Information Technology - 0.4%
Advanced Micro Devices Inc 7.500% due 08/15/22 ~	100,000	97,000

Materials - 16.3%
AK Steel Corp 8.375% due 04/01/22	150,000	129,000
ArcelorMittal (Luxembourg) 6.500% due 02/25/22	250,000	246,721
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	150,000	159,125
Berry Plastics Corp 9.500% due 05/15/18	100,000	110,250
Building Materials Corp of America 6.875% due 08/15/18 ~	100,000	107,750
7.000% due 02/15/20 ~	50,000	54,500
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	250,000	262,362
Consolidated Container Co LLC 10.125% due 07/15/20 ~	100,000	107,000
Domtar Corp 4.400% due 04/01/22	100,000	102,610
FMG Resources August 2006 Property Ltd (Australia) 6.875% due 02/01/18 ~	250,000	233,438
6.875% due 04/01/22 ~	100,000	91,875
Graphic Packaging International Inc 7.875% due 10/01/18	100,000	111,250
Hexion U.S. Finance Corp 6.625% due 04/15/20	150,000	153,375
Ineos Finance PLC (United Kingdom) 7.500% due 05/01/20 ~	100,000	102,000
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	100,000	104,750
Louisiana-Pacific Corp 7.500% due 06/01/20 ~	100,000	111,875
LyondellBasell Industries (Netherlands) 5.000% due 04/15/19	200,000	213,500
Packaging Corp of America 3.900% due 06/15/22	150,000	155,171
PH Glatfelter Co 5.375% due 10/15/20 ~	100,000	101,500
Rock-Tenn Co 4.000% due 03/01/23 ~	100,000	101,891
4.900% due 03/01/22 ~	100,000	108,558
Rockwood Specialties Group Inc 4.625% due 10/15/20	100,000	101,875
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	100,000	107,375
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	112,500
Tronox Finance LLC 6.375% due 08/15/20 ~	100,000	101,375
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	250,000	264,100
Vale SA (Brazil) 5.625% due 09/11/42	500,000	511,753
Xstrata Finance Canada Ltd (Canada) 4.950% due 11/15/21 ~	100,000	107,360

		4,174,839

	Principal Amount	Value
Telecommunication Services - 4.8%
America Movil SAV de CV (Mexico) 3.125% due 07/16/22	$100,000	$103,324
CenturyLink Inc 6.000% due 04/01/17	200,000	224,319
Cricket Communications Inc 7.750% due 10/15/20	100,000	98,000
Frontier Communications Corp 7.125% due 01/15/23	100,000	104,375
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17	250,000	265,313
MetroPCS Wireless Inc 7.875% due 09/01/18	100,000	108,500
SBA Telecommunications Inc 5.750% due 07/15/20 ~	100,000	105,375
Sprint Nextel Corp 7.000% due 03/01/20 ~	100,000	112,250
Telesat LLC (Canada) 6.000% due 05/15/17 ~	100,000	104,500

		1,225,956

Utilities - 1.9%
CMS Energy Corp 5.050% due 03/15/22	100,000	110,669
NRG Energy Inc 7.625% due 01/15/18	250,000	271,875
Puget Energy Inc 5.625% due 07/15/22 ~	100,000	106,500

		489,044

Total Corporate Bonds & Notes (Cost $21,627,618)		22,502,263

U.S. TREASURY OBLIGATIONS - 3.6%
U.S. Treasury Bonds - 3.6%
2.750% due 08/15/42	250,000	246,250
3.000% due 05/15/42	250,000	259,649
3.125% due 11/15/41	400,000	426,750

		932,649

Total U.S. Treasury Obligations (Cost $929,733)		932,649

	Shares
SHORT-TERM INVESTMENT - 5.4%
Money Market Fund - 5.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,376,865	1,376,865

Total Short-Term Investment (Cost $1,376,865)		1,376,865

TOTAL INVESTMENTS - 99.3% (Cost $24,497,591)		25,394,972

OTHER ASSETS & LIABILITIES, NET - 0.7%		186,209

NET ASSETS - 100.0%		$25,581,181

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-12

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Energy	18.1%
Materials	16.3%
Financials	13.3%
Consumer Discretionary	12.3%
Industrials	10.7%
Health Care	6.3%
Short -Term Investment	5.4%
Telecommunication Services	4.8%
Consumer Staples	4.1%
U.S. Treasury Obligations	3.6%
Exchange-Traded Funds	2.1%
Utilities	1.9%
Information Technology	0.4%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AA / U.S. Government & Agency Issues	4.0%
A	6.4%
BBB	26.1%
BB	25.7%
B	24.5%
CCC	8.4%
Not Rated	4.9%

100.0%

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$50,737	$50,737	$—	$—
	Exchange-Traded Fund	532,458	532,458	—	—
	Corporate Bonds & Notes	22,502,263	—	22,289,264	212,999
	U.S. Treasury Obligations	932,649	—	932,649	—
	Short-Term Investment	1,376,865	1,376,865	—	—

	Total	$25,394,972	$1,960,060	$23,221,913	$212,999

During the six-month period ended September 30, 2012, an investment with a value of $107,249 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to a single broker quoted vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$—
Purchases	100,000
Sales	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	5,750
Transfers In	107,249
Transfers Out	—

Value, End of Period	$212,999

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$5,750

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-13

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 6.7%
Consumer Discretionary - 0.2%
NPC International Inc 10.500% due 01/15/20	$150,000	$173,250

Consumer Staples - 0.8%
Reynolds Group Issuer Inc 5.750% due 10/15/20 ~	250,000	250,313
9.875% due 08/15/19	500,000	534,375

		784,688

Financials - 0.5%
First Data Corp 6.750% due 11/01/20 ~	500,000	499,375

Health Care - 0.6%
CHS/Community Health Systems Inc 7.125% due 07/15/20	500,000	534,063

Industrials - 0.8%
Ceridian Corp 8.875% due 07/15/19 ~	500,000	542,500
U.S. Airways 2011-1 Pass-Through Trust ‘A’ 7.125% due 10/22/23	245,984	268,122

		810,622

Information Technology - 0.8%
Advanced Micro Devices Inc 7.500% due 08/15/22 ~	750,000	727,500

Materials - 1.0%
FMG Resources August 2006 Property Ltd (Australia) 7.000% due 11/01/15 ~	1,000,000	1,000,000

Telecommunication Services - 2.0%
Hughes Satellite Systems Corp 7.625% due 06/15/21	250,000	278,125
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20 ~	1,000,000	1,080,000
Intelsat Luxembourg SA (Luxembourg) 11.500% due 02/04/17	500,000	531,875

		1,890,000

Total Corporate Bonds & Notes (Cost $6,248,286)		6,419,498

SENIOR LOAN NOTES - 87.2%
Consumer Discretionary - 25.4%
99 Cents Only Stores Tranche B-1 5.250% due 01/11/19 §	496,256	502,459
Acosta Inc Term D 5.000% due 03/02/18 §	997,500	1,004,363
Allison Transmission Inc Term B-3 4.250% due 08/23/19 §	997,500	1,002,176
AOT Bedding Term B due 09/29/19 µ	1,000,000	997,411
Ascena Retail Group Inc Tranche B 4.750% due 06/14/18 §	997,500	1,006,644
Bass Pro Group LLC 5.250% due 06/13/17 §	995,000	1,008,526

	Principal Amount	Value
Burger King Corp Tranche B 3.750% due 09/28/19 §	$686,531	$688,483
Caesars Entertainment Operating Co Inc Term B-6 5.467% due 01/28/18 §	446,625	407,067
Cannery Casino Resorts LLC Term B due 09/12/18 µ	1,000,000	1,001,250
Capital Automotive LP Tranche B 5.250% due 03/11/17 §	954,493	961,651
Clear Channel Communications Inc Tranche A due 07/30/14 µ r	500,000	471,875
Tranche B 3.866% due 01/29/16 §	984,266	807,098
ClubCorp Club Operations Inc Term B 6.000% due 11/30/16 §	742,443	748,940
Cogeco Cable Term B due 09/10/19 µ	500,000	505,000
Focus Brands Inc (1st Lien) 6.265% due 02/21/18 §	459,139	465,452
FoxCo Acquisition Sub LLC (Initial) 5.500% due 07/14/17 §	750,000	757,500
Interactive Data Corp Term B 4.500% due 02/11/18 §	495,000	498,401
Jo-Ann Stores Inc 4.750% due 03/16/18 §	483,451	485,415
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	498,750	500,824
Lord & Taylor Holdings LLC 5.750% due 01/11/19 §	719,410	725,705
MGM Resorts International Term C 5.000% due 02/23/15 §	1,000,000	1,010,446
NPC International Inc 5.250% due 12/28/18 §	497,500	503,719
Party City Holdings Inc 5.750% due 07/27/19 §	750,000	760,430
Peninsula Gaming LLC Term B due 08/03/17 µ r	1,000,000	1,015,625
Petco Animal Supplies Inc 4.500% due 11/24/17 §	994,950	1,001,271
Savers Inc Term B 6.250% due 07/09/19 §	997,500	1,011,216
Seven Seas Cruise S DE RL Term B 6.250% due 12/21/18 §	1,000,000	1,008,750
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	1,000,000	1,010,417
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	1,000,000	1,007,216
Wendy’s International Inc 4.750% due 05/15/19 §	1,000,000	1,010,156
WideOpenWest Finance LLC 6.250% due 07/17/18 §	498,750	504,049

		24,389,535

Consumer Staples - 9.2%
BJ’s Wholesale Club LLC
Term B (1st Lien) due 09/29/18 µ	500,000	503,688
(2nd Lien) due 03/29/19 µ	500,000	508,750
Del Monte Foods Co (Initial) 4.500% due 03/08/18 §	719,069	719,369
Pinnacle Foods Finance LLC Tranche E 4.750% due 10/17/18 §	995,000	998,316
Prestige Brands International Inc Term B 5.250% due 01/31/19 §	428,030	432,998
Revlon Consumer Products Corp Term B 4.750% due 11/19/17 §	992,462	998,200
Reynolds Group Holdings Inc Term B due 09/18/18 µ	750,000	753,982

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-14

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Sprouts Farmers Markets Holdings LLC (Initial) 6.000% due 04/18/18 §	$494,975	$495,594
Term-1 6.000% due 04/18/18 §	498,750	502,491
SUPERVALU Inc 8.000% due 08/30/18 §	1,496,250	1,507,589
U.S. Foods Inc 5.750% due 03/31/17 §	1,483,734	1,465,187

		8,886,164

Energy - 3.9%
Arch Coal Inc 5.750% due 05/16/18 §	997,500	1,006,848
EP Energy LLC Tranche B-1 5.000% due 05/24/18 §	1,250,000	1,263,281
Samson Investment Company Term B due 09/18/19 µ	500,000	503,854
(Initial 2nd Lien) 6.000% due 09/25/18 §	500,000	503,854
Tervita Corp Term A 6.500% due 11/14/14 §	496,250	497,904

		3,775,741

Financials - 5.9%
Amwins Group LLC (1st Lien) 5.750% due 06/06/19 §	997,500	1,001,241
CNO Financial Term B due 09/04/18 µ	1,000,000	1,004,790
First Data Corp 4.217% due 03/26/18 §	1,000,000	957,670
Nuveen Investments Inc
(Extended 1st Lien) 5.900% due 05/13/17 §	500,000	499,896
(2nd Lien) 8.250% due 02/28/19 §	1,000,000	1,009,167
Realogy Corp (Synthetic Letter of Credit) 3.214% due 10/10/13 §	69,826	67,207
(Extended Synthetic Commitment) 4.475% due 10/10/16 §	54,270	53,705
(Extended) 4.478% due 10/10/16 §	695,319	688,075
ROC Finance LLC Term B due 08/19/17 µ r	366,667	376,750

		5,658,501

Health Care - 13.5%
Bausch & Lomb Inc (Parent) 5.250% due 05/17/19 §	1,496,250	1,514,579
Capsugel Holdings US Inc (Initial) 3.831% due 08/01/18 §	1,412,589	1,422,007
Catalent Pharma Solutions Inc Term-2 5.250% due 09/15/17 §	496,256	501,219
ConvaTec Inc Term B due 12/22/16 µ	500,000	502,500
DaVita Inc Term B due 08/01/19 µ r	1,250,000	1,254,688
DJO Finance LLC Tranche B-3 6.250% due 09/15/17 §	1,245,620	1,251,848
Hologic Inc Tranche B 4.500% due 08/01/19 §	1,000,000	1,013,000
Iasis Healthcare LLC Term B 5.000% due 05/03/18 §	992,468	996,811
Ikaria Acquisition Inc Term B due 09/04/17 µ	500,000	501,250
Kindred Healthcare Inc Term B (Incremental) due 06/01/18 µ	1,000,000	987,800
Par Pharmaceutical Term B due 08/02/19 µ	1,000,000	999,375

	Principal Amount	Value
Pharmaceutical Product Development Inc 6.250% due 12/05/18 §	$496,250	$501,419
U.S. Renal Care Inc (Initial 1st Lien) 6.253% due 07/03/19 §	997,500	1,012,463
Valeant Pharmaceuticals International Inc Term B due 09/12/19 µ	500,000	501,375

		12,960,334

Industrials - 13.6%
ADS Waste Holdings Inc Term B due 09/11/19 µ	1,000,000	1,008,333
AlixPartners LLP Term B-2 (Initial 1st Lien) 6.500% due 06/28/19 §	997,500	1,013,293
AWAS Finance Luxembourg SARL 5.250% due 06/10/16 §	893,617	896,968
CAMP Systems (Initial 1st Lien) 6.500% due 05/31/19 §	1,000,000	1,011,563
Ceridian Corp (Extended) due 05/09/17 µ	500,000	503,750
CPG International I Inc 5.750% due 09/21/19 §	750,000	752,813
Delos Aircraft Inc 4.750% due 04/12/16 §	1,000,000	1,011,250
Delta Air Lines Inc 5.500% due 04/20/17 §	493,750	498,996
Generac Power Systems Inc 6.250% due 05/30/18 §	750,000	765,938
HD Supply Inc Term B 7.250% due 10/12/17 §	750,000	775,468
Hupah Finance Inc (Initial) 6.274% due 01/21/19 §	497,500	503,408
John Maneely Co 4.750% due 04/01/17 §	496,227	499,639
Navistar Inc Tranche B 7.000% due 08/17/17 §	1,000,000	1,016,250
Protection One Alarm Monitoring Inc 5.750% due 03/21/19 §	891,440	897,011
Rexnord LLC Term B 5.000% due 04/01/18 §	993,744	999,644
Terex Corp 5.500% due 04/28/17 §	495,000	497,475
WCA Waste Corp 5.500% due 03/23/18 §	497,500	500,609

		13,152,408

Information Technology - 1.8%
Infor Inc Term B-2 due 04/05/18 µ	1,000,000	1,005,260
SSI Investments II Ltd due 05/26/17 µ	250,000	248,750
8.250% due 08/24/19 §	495,000	498,016

		1,752,026

Materials - 6.3%
Essar Steel Algoma Inc Term B due 09/18/14 µ	1,000,000	1,010,000
Polyone Corp 5.000% due 12/20/17 §	496,250	500,747
Sealed Air Corp Term B (Advance) 4.750% due 10/03/18 §	1,478,728	1,490,478
Taminco Global Chemical Corp Tranche B-1 5.250% due 02/15/19 §	995,000	1,007,438
UCI International Inc 5.500% due 07/26/17 §	994,937	1,007,373
Univar Inc due 06/30/17 µ	1,000,000	990,100

		6,006,136

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-15

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 5.8%
Atlantic Broadband Finance LLC (2nd Lien) 9.750% due 10/04/19 §	$1,000,000	$1,048,750
Level 3 Financing Inc due 08/01/19 µ	1,000,000	1,000,000
Tranche B 5.250% due 08/01/19 §	500,000	502,813
Tranche B-2 5.750% due 09/01/18 §	500,000	503,281
Tranche B-3 5.750% due 09/01/18 §	500,000	503,282
WaveDivision Holdings LLC Term B due 08/01/17 µ r	750,000	756,563
(Initial) due 08/09/19 µ r	750,000	756,563
West Corp Term B-6 5.750% due 06/30/18 §	498,750	504,049

		5,575,301

Utilities - 1.8%
Calpine Corp due 09/27/19 µ	1,000,000	995,000
Texas Competitive Electric Holdings Co LLC (Non-Extended) 3.757% due 10/10/14 §	1,000,000	747,375

		1,742,375

Total Senior Loan Notes (Cost $82,837,579)		83,898,521

	Shares
SHORT-TERM INVESTMENT - 16.3%
Money Market Fund - 16.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	15,712,999	15,712,999

Total Short-Term Investment (Cost $15,712,999)		15,712,999

TOTAL INVESTMENTS - 110.2% (Cost $104,798,864)		106,031,018

OTHER ASSETS & LIABILITIES, NET - (10.2%)		(9,815,286)

NET ASSETS - 100.0%		$96,215,732

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	25.6%
Short-Term Investment	16.3%
Industrials	14.4%
Health Care	14.1%
Consumer Staples	10.0%
Telecommunication Services	7.8%
Materials	7.3%
Financials	6.4%
Energy	3.9%
Information Technology	2.6%
Utilities	1.8%

	110.2%
Other Assets & Liabilities, Net	(10.2%	)

	100.0%

(b)	As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	4.9%
BB	30.2%
B	52.9%
CCC	4.5%
Not Rated	7.5%

100.0%

(c)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $134,000 or 0.1% of the net assets as of September 30, 2012, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Market Value	Unrealized Appreciation
ROC Finance LLC r	$134,000	$137,000	$3,000

(d)	As of September 30, 2012, 5.0% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-16

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$6,419,498	$—	$6,151,376	$268,122
	Senior Loan Notes	83,898,521	—	83,898,521	—
	Short-Term Investment	15,712,999	15,712,999	—	—
	Unfunded Loan Commitment	137,000	—	137,000	—

	Total	$106,168,018	$15,712,999	$90,186,897	$268,122

During the six-month period ended September 30, 2012, an investment with a value of $268,122 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to a single broker quoted vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$—
Purchases	—
Sales	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Transfers In	268,122
Transfers Out	—

Value, End of Period	$268,122

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-17

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.6%
iShares iBoxx $ High Yield Corporate Bond Fund	1,100	$101,530
PowerShares Senior Loan Portfolio	12,000	299,400
SPDR Barclays Capital High Yield Bond ETF	2,500	100,525

Total Exchange-Traded Funds (Cost $498,988)		501,455

	Principal Amount
CORPORATE BONDS & NOTES - 85.9%
Consumer Discretionary - 14.9%
99 Cents Only Stores 11.000% due 12/15/19 ~	$50,000	56,375
American Axle & Manufacturing Inc 6.625% due 10/15/22	50,000	50,875
Beazer Homes USA Inc 9.125% due 06/15/18	25,000	25,375
Boyd Gaming Corp 9.000% due 07/01/20 ~	50,000	51,250
Cablevision Systems Corp 8.625% due 09/15/17	100,000	116,750
Caesars Entertainment Operating Co Inc 11.250% due 06/01/17	50,000	54,000
CCO Holdings LLC
6.625% due 01/31/22	50,000	54,875
7.250% due 10/30/17	25,000	27,375
Chrysler Group LLC 8.000% due 06/15/19	50,000	53,250
CityCenter Holdings LLC 7.625% due 01/15/16	50,000	53,625
CKE Restaurants Inc 11.375% due 07/15/18	50,000	58,250
Clear Channel Communications Inc 5.500% due 12/15/16	100,000	57,000
DISH DBS Corp
4.625% due 07/15/17 ~	50,000	51,375
6.750% due 06/01/21	100,000	109,500
Great Canadian Gaming Corp (Canada) 6.625% due 07/25/22 ~	25,000	26,352
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	50,000	51,250
Limited Brands Inc 5.625% due 02/15/22	50,000	54,125
MGM Resorts International
6.750% due 10/01/20 ~	50,000	50,125
7.625% due 01/15/17	100,000	106,500
Mohawk Industries Inc 6.375% due 01/15/16	25,000	28,250
NPC International Inc 10.500% due 01/15/20	50,000	57,750
Scientific Games International Inc 6.250% due 09/01/20 ~	50,000	50,312
Sinclair Television Group Inc 6.125% due 10/01/22 ~	50,000	50,313
Sirius XM Radio Inc 5.250% due 08/15/22 ~	25,000	25,000
Standard Pacific Corp 8.375% due 05/15/18	100,000	115,875
The Ryland Group Inc 5.375% due 10/01/22	50,000	50,250
The ServiceMaster Co 8.000% due 02/15/20	50,000	53,250
Toys R Us Inc 10.375% due 08/15/17 ~	25,000	25,687

	Principal Amount	Value
Wolverine World Wide Inc 6.125% due 10/15/20 ~	$50,000	$51,750
XM Satellite Radio Inc 7.625% due 11/01/18 ~	25,000	27,750

		1,644,414

Consumer Staples - 4.2%
Agrokor DD (Croatia) 8.875% due 02/01/20 ~	50,000	50,000
Del Monte Corp 7.625% due 02/15/19	50,000	51,687
JBS USA LLC 8.250% due 02/01/20 ~	50,000	50,125
Nufarm Australia Ltd (Australia) 6.375% due 10/15/19 ~	50,000	50,000
Reynolds Group Issuer Inc
5.750% due 10/15/20 ~	50,000	50,063
9.000% due 04/15/19	100,000	102,500
9.875% due 08/15/19	50,000	53,437
Spectrum Brands Inc 6.750% due 03/15/20 ~	50,000	51,812

		459,624

Energy - 16.0%
Alpha Natural Resources Inc 9.750% due 04/15/18	100,000	98,959
Arch Coal Inc 7.250% due 06/15/21	50,000	42,000
Basic Energy Services Inc 7.750% due 02/15/19	100,000	103,000
BreitBurn Energy Partners LP 7.875% due 04/15/22 ~	50,000	52,000
Bristow Group Inc 6.250% due 10/15/22	50,000	51,375
Chaparral Energy Inc 8.250% due 09/01/21	50,000	54,250
Chesapeake Energy Corp 9.500% due 02/15/15	50,000	55,312
Cimarex Energy Co 5.875% due 05/01/22	50,000	53,000
Concho Resources Inc 5.500% due 10/01/22	50,000	52,188
Crosstex Energy LP 8.875% due 02/15/18	50,000	53,594
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	50,000	49,813
EP Energy LLC 6.875% due 05/01/19 ~	50,000	53,562
EV Energy Partners LP 8.000% due 04/15/19	50,000	52,125
Holly Energy Partners LP 6.500% due 03/01/20 ~	50,000	52,625
Key Energy Services Inc 6.750% due 03/01/21 ~	50,000	50,750
Linn Energy LLC 7.750% due 02/01/21	100,000	106,250
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	50,000	53,438
Newfield Exploration Co 5.625% due 07/01/24	50,000	55,563
OGX Austria GmbH (Austria) 8.500% due 06/01/18 ~	50,000	45,250
Peabody Energy Corp 6.000% due 11/15/18 ~	50,000	50,250
Plains Exploration & Production Co 6.750% due 02/01/22	50,000	51,000
QEP Resources Inc 5.250% due 05/01/23	50,000	51,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-18

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Regency Energy Partners LP
5.500% due 04/15/23	$50,000	$50,688
6.500% due 07/15/21	50,000	53,750
Sabine Pass LNG LP 7.500% due 11/30/16	100,000	108,500
Samson Investment Co 9.750% due 02/15/20 ~	50,000	51,562
SandRidge Energy Inc
7.500% due 03/15/21 ~	50,000	51,750
8.000% due 06/01/18 ~	50,000	52,750
SESI LLC 6.375% due 05/01/19	100,000	107,500

		1,764,054

Financials - 7.7%
Ally Financial Inc
4.625% due 06/26/15	100,000	102,615
5.500% due 02/15/17	100,000	104,650
American International Group Inc 8.175% due 05/15/68 §	50,000	61,438
CIT Group Inc 5.375% due 05/15/20	75,000	81,562
DDR Corp REIT 4.625% due 07/15/22	50,000	54,486
First Data Corp
6.750% due 11/01/20 ~	50,000	49,938
12.625% due 01/15/21	75,000	78,094
General Motors Financial Co Inc 4.750% due 08/15/17 ~	50,000	51,332
Host Hotels & Resorts LP REIT 6.000% due 11/01/20	25,000	27,750
Hub International Ltd 8.125% due 10/15/18 ~	50,000	50,875
Liberty Mutual Group Inc 7.800% due 03/07/87 ~	25,000	27,250
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	50,000	53,750
Nuveen Investments Inc 9.500% due 10/15/20 ~	50,000	50,000
Realogy Corp 7.625% due 01/15/20 ~	50,000	55,375

		849,115

Health Care - 10.2%
Apria Healthcare Group Inc 11.250% due 11/01/14	100,000	103,000
Biomet Inc
6.500% due 08/01/20 ~	50,000	51,937
6.500% due 10/01/20 ~	50,000	49,250
CDRT Holding Corp 9.250% due 10/01/17 ~	50,000	48,500
CHS/Community Health Systems Inc
5.125% due 08/15/18	25,000	26,000
7.125% due 07/15/20	50,000	53,406
DaVita Inc 5.750% due 08/15/22	50,000	52,250
DJO Finance LLC 7.750% due 04/15/18	50,000	45,875
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	50,000	53,625
HCA Inc 5.875% due 03/15/22	150,000	163,313
HealthSouth Corp 5.750% due 11/01/24	50,000	51,063
Mylan Inc 6.000% due 11/15/18 ~	50,000	53,250
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	50,000	53,250

	Principal Amount	Value
Sky Growth Acquisition Corp 7.375% due 10/15/20 ~	$50,000	$50,438
Tenet Healthcare Corp 8.000% due 08/01/20	50,000	53,937
Universal Hospital Services Inc 7.625% due 08/15/20 ~	50,000	52,250
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	100,000	107,250
VPI Escrow Corp 6.375% due 10/15/20 ~	50,000	51,250

		1,119,844

Industrials - 8.7%
ADS Waste Holdings Inc 8.250% due 10/01/20 ~	50,000	51,125
Air Lease Corp 5.625% due 04/01/17 ~	50,000	51,250
Ashtead Capital Inc 6.500% due 07/15/22 ~	50,000	52,688
Avis Budget Car Rental LLC 8.250% due 01/15/19	50,000	54,687
B/E Aerospace Inc 5.250% due 04/01/22	50,000	52,125
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	100,000	103,000
Continental Airlines Pass-Through Certificates ‘B’ 5.500% due 04/29/22	50,000	51,250
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 05/07/21	50,000	52,250
HD Supply Inc 8.125% due 04/15/19 ~	50,000	54,375
International Lease Finance Corp 6.250% due 05/15/19	100,000	108,000
Nielsen Finance LLC 4.500% due 10/01/20 ~	50,000	49,937
Roofing Supply Group LLC 10.000% due 06/01/20 ~	50,000	54,750
U.S. Airways Pass-Through Trust ‘A’ 7.125% due 04/22/25	98,394	107,249
United Rentals North America Inc 8.375% due 09/15/20	50,000	53,750
UR Merger Sub Corp 8.250% due 02/01/21	50,000	55,125

		951,561

Information Technology - 1.8%
Advanced Micro Devices Inc 7.500% due 08/15/22 ~	50,000	48,500
CDW LLC 8.500% due 04/01/19	50,000	54,625
Freescale Semiconductor Inc 8.050% due 02/01/20	100,000	99,000

		202,125

Materials - 11.6%
AK Steel Corp 8.375% due 04/01/22	50,000	43,000
ArcelorMittal (Luxembourg) 6.500% due 02/25/22	50,000	49,344
Ardagh Packaging Finance PLC (Ireland)
9.125% due 10/15/20 ~	25,000	26,563
9.125% due 10/15/20 ~	100,000	106,000
Berry Plastics Corp 9.500% due 05/15/18	50,000	55,125
Boise Paper Holdings LLC 9.000% due 11/01/17	100,000	110,500
Building Materials Corp of America 6.875% due 08/15/18 ~	50,000	53,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-19

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Consolidated Container Co LLC 10.125% due 07/15/20 ~	$50,000	$53,500
FMG Resources August 2006 Property Ltd (Australia)
6.875% due 02/01/18 ~	100,000	93,375
7.000% due 11/01/15 ~	50,000	50,000
Hexion U.S. Finance Corp 9.000% due 11/15/20	50,000	44,875
Ineos Finance PLC (United Kingdom) 7.500% due 05/01/20 ~	50,000	51,000
Louisiana-Pacific Corp 7.500% due 06/01/20	50,000	55,937
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	50,000	53,375
Novelis Inc (Canada) 8.375% due 12/15/17	50,000	54,875
PH Glatfelter Co 5.375% due 10/15/20 ~	50,000	50,750
Rock-Tenn Co 4.000% due 03/01/23 ~	50,000	50,946
Rockwood Specialties Group Inc 4.625% due 10/15/20	50,000	50,938
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	50,000	53,687
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	112,500
Tronox Finance LLC 6.375% due 08/15/20 ~	50,000	50,687

		1,270,852

Telecommunication Services - 7.8%
Clearwire Communications LLC 12.000% due 12/01/15 ~	50,000	49,500
Cricket Communications Inc 7.750% due 10/15/20	50,000	49,000
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	75,000	77,250
Frontier Communications Corp
7.125% due 01/15/23	50,000	52,188
8.250% due 04/15/17	50,000	57,000
Hughes Satellite Systems Corp 7.625% due 06/15/21	100,000	111,250
Intelsat Luxembourg SA (Luxembourg) 11.500% due 02/04/17	125,000	132,969
Level 3 Financing Inc 7.000% due 06/01/20 ~	50,000	50,687
SBA Telecommunications Inc 5.750% due 07/15/20 ~	50,000	52,687
Sprint Nextel Corp
7.000% due 08/15/20	50,000	52,187
9.000% due 11/15/18 ~	50,000	60,125
9.125% due 03/01/17	50,000	56,875
Telesat Canada (Canada) 6.000% due 05/15/17 ~	50,000	52,250

		853,968

Utilities - 3.0%
AmeriGas Finance LLC 7.000% due 05/20/22	50,000	54,000
GenOn Energy Inc 9.875% due 10/15/20	50,000	55,750
NRG Energy Inc 7.625% due 01/15/18	50,000	54,375

	Principal Amount	Value
Puget Energy Inc 5.625% due 07/15/22 ~	$50,000	$53,250
The AES Corp 7.375% due 07/01/21	100,000	114,500

		331,875

Total Corporate Bonds & Notes (Cost $9,019,549)		9,447,432

	Shares
SHORT-TERM INVESTMENT - 15.6%
Money Market Fund - 15.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,720,663	1,720,663

Total Short-Term Investment (Cost $1,720,663)		1,720,663

TOTAL INVESTMENTS - 106.1% (Cost $11,239,200)		11,669,550

OTHER ASSETS & LIABILITIES, NET - (6.1%)		(667,572)

NET ASSETS - 100.0%		$11,001,978

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Energy	16.0%
Short-Term Investment	15.6%
Consumer Discretionary	14.9%
Materials	11.6%
Health Care	10.2%
Industrials	8.7%
Telecommunications Services	7.8%
Financials	7.7%
Exchange-Traded Funds	4.6%
Consumer Staples	4.2%
Utilities	3.0%
Information Technology	1.8%

	106.1%
Other Assets & Liabilities, Net	(6.1%	)

	100.0%

(b)	As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A	0.6%
BBB	6.6%
BB	37.3%
B	39.0%
CCC	16.0%
Not Rated	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-20

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$501,455	$501,455	$—	$—
	Corporate Bonds & Notes	9,447,432	—	9,340,183	107,249
	Short-Term Investment	1,720,663	1,720,663	—	—

	Total	$11,669,550	$2,222,118	$9,340,183	$107,249

During the six-month period ended September 30, 2012, an investment with a value of $107,249 was transferred from level 2 to level 3 due to valuation being updated from an evaluated vendor price to a single broker quoted vendor price.

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2012:

Corporate Bonds & Notes
Value, Beginning of Period	$—
Purchases	—
Sales	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Transfers In	107,249
Transfers Out	—

Value, End of Period	$107,249

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-21

PACIFIC LIFE FUNDS

PL MONEY MARKET FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 100.7%
Certificates of Deposit - 4.3%
Bank of Montreal Chicago IL 0.130% due 10/12/12	$1,300,000	$1,300,000

Commercial Paper - 78.5%
AstraZeneca PLC (United Kingdom) 0.140% due 11/27/12	1,000,000	999,778
Baker Hughes Inc 0.180% due 10/30/12	1,250,000	1,249,819
Bank of Nova Scotia NY 0.010% due 10/01/12	500,000	500,000
0.125% due 10/05/12	750,000	749,989
Dell Inc 0.130% due 10/01/12	900,000	900,000
General Electric Capital Corp 0.030% due 10/15/12	400,000	399,995
0.070% due 10/03/12	900,000	899,996
Google Inc 0.090% due 10/10/12	1,300,000	1,299,971
Honeywell International Inc 0.140% due 12/27/12	600,000	599,797
John Deere Bank SA (Luxembourg) 0.150% due 10/15/12	1,000,000	999,942
Kimberly-Clark Worldwide Inc 0.090% due 10/18/12	400,000	399,983
0.100% due 10/11/12	900,000	899,975
Medtronic Inc 0.160% due 12/20/12	1,400,000	1,399,502
Nestle Capital Corp 0.080% due 12/05/12	1,200,000	1,199,827
NetJets Inc 0.130% due 10/04/12	900,000	899,990
Northwestern University 0.140% due 11/13/12	1,000,000	999,833
Novartis Finance Corp 0.110% due 10/02/12	500,000	499,998
Pfizer Inc 0.090% due 10/11/12	750,000	749,981
Philip Morris International Inc 0.100% due 10/17/12	1,000,000	999,956
Royal Bank of Canada (Canada) 0.090% due 10/24/12	1,100,000	1,099,937
The Coca-Cola Co 0.140% due 11/05/12	500,000	499,932
0.160% due 11/16/12	500,000	499,898
The Procter & Gamble Co 0.120% due 10/03/12	800,000	799,995
The Walt Disney Co 0.090% due 10/19/12	400,000	399,982
0.120% due 11/20/12	1,000,000	999,833

	Principal Amount	Value
Toyota Motor Credit Corp 0.200% due 10/23/12	$750,000	$749,908
0.210% due 10/22/12	500,000	499,939
Wal-Mart Stores Inc 0.110% due 10/02/12	1,400,000	1,399,996

		23,597,752

U.S. Treasury Bills - 17.5%
0.099% due 11/15/12	1,250,000	1,249,844
0.100% due 10/25/12	1,250,000	1,249,917
0.101% due 12/06/12	1,250,000	1,249,765
0.107% due 12/27/12	1,500,000	1,499,612

		5,249,138

	Shares
Money Market Fund - 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	103,157	103,157

Total Short-Term Investments (Amortized Cost $30,250,047)		30,250,047

TOTAL INVESTMENTS - 100.7% (Amortized Cost $30,250,047)		30,250,047

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(203,313)

NET ASSETS - 100.0%		$30,046,734

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Commercial Paper	78.5%
U.S. Treasury Bills	17.5%
Certificates of Deposit	4.3%
Money Market Fund	0.4%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short Term Debt Only)	100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$30,250,047	$103,157	$30,146,890	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-23

A-22

PACIFIC LIFE FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2012 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2012. For senior loan notes, the rate shown may represent a weighted average interest rate.
µ	Unsettled position. Contract rates do not take effect until settlement date.
r	Illiquid Investments. Investments were reported as illiquid by the portfolio manager pursuant to the Trust’s policy and procedures (See Note 4 in Notes to Financial Statements).

Currency Abbreviation:
CAD	Canadian Dollar

Other Abbreviation:
REIT	Real Estate Investment Trust

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Notes to Financial Statements

A-23

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2012 (Unaudited)

	PL Portfolio Optimization Funds
	Conservative Fund	Moderate- Conservative Fund	Moderate Fund	Moderate- Aggressive Fund	Aggressive Fund
ASSETS
Investments in affiliated mutual funds, at cost	$414,039,154	$386,076,847	$987,007,543	$665,160,931	$194,267,330
Investments in affiliated mutual funds, at value	$456,196,514	$433,777,210	$1,121,490,688	$767,120,067	$237,555,201
Receivables:
Fund shares sold	2,139,258	1,717,156	4,225,628	1,685,347	377,604
Securities sold	—	—	—	—	188,698
Due from adviser	37,174	36,420	87,069	64,063	23,162
Prepaid expenses and other assets	12,901	2,302	7,162	4,558	1,498
Total Assets	458,385,847	435,533,088	1,125,810,547	768,874,035	238,146,163
LIABILITIES
Payables:
Fund shares redeemed	1,215,619	1,806,758	2,470,047	1,958,605	639,748
Securities purchased	237,347	782,591	1,177,310	212,261	—
Accrued advisory fees	73,674	70,782	183,224	126,092	39,278
Accrued administration fees	55,256	53,087	137,418	94,569	29,459
Accrued support service expenses	25,692	24,319	63,852	44,521	13,716
Accrued custodian fees and expenses	2,901	2,901	2,901	2,901	2,901
Accrued transfer agency out-of-pocket expenses	23,150	22,904	64,218	49,769	15,324
Accrued legal, audit and tax service fees	37,125	35,466	93,018	65,445	20,205
Accrued trustees’ fees and expenses and deferred compensation	1,053	954	2,243	1,424	350
Accrued distribution and/or service fees	47,390	43,989	111,828	77,557	23,267
Accrued other	45,826	45,638	113,660	86,092	28,169
Total Liabilities	1,765,033	2,889,389	4,419,719	2,719,236	812,417
NET ASSETS	$456,620,814	$432,643,699	$1,121,390,828	$766,154,799	$237,333,746
NET ASSETS CONSIST OF:
Paid-in capital	$418,499,861	$395,147,534	$1,019,099,920	$713,159,787	$233,729,223
Accumulated net investment loss	(2,547,198)	(1,692,933)	(3,361,767)	(1,983,023)	(680,913)
Accumulated net realized loss	(1,489,209)	(8,511,265)	(28,830,470)	(46,981,101)	(39,002,435)
Net unrealized appreciation on investments	42,157,360	47,700,363	134,483,145	101,959,136	43,287,871
NET ASSETS	$456,620,814	$432,643,699	$1,121,390,828	$766,154,799	$237,333,746
Class A Shares:
Net Assets	$216,446,448	$216,686,200	$574,376,319	$385,729,170	$124,695,354
Shares of beneficial interest outstanding	18,873,654	18,262,046	45,956,723	30,824,712	9,953,066
Net Asset Value per share*	$11.47	$11.87	$12.50	$12.51	$12.53
Sales Charge (1)	0.67	0.69	0.73	0.73	0.73
Maximum offering price per share	$12.14	$12.56	$13.23	$13.24	$13.26
Class B Shares:
Net Assets	$38,256,860	$45,486,723	$125,512,410	$98,092,057	$31,526,240
Shares of beneficial interest outstanding	3,379,185	3,879,276	10,149,240	7,941,588	2,583,501
Net Asset Value and offering price per share*	$11.32	$11.73	$12.37	$12.35	$12.20
Class C Shares:
Net Assets	$190,643,421	$164,515,656	$396,622,962	$267,417,006	$74,936,849
Shares of beneficial interest outstanding	16,843,746	14,026,047	32,100,448	21,691,573	6,141,347
Net Asset Value and offering price per share*	$11.32	$11.73	$12.36	$12.33	$12.20
Class R Shares:
Net Assets	$11,274,085	$5,955,120	$24,879,137	$14,916,566	$6,175,303
Shares of beneficial interest outstanding	987,386	504,190	1,997,263	1,194,940	496,531
Net Asset Value per share	$11.42	$11.81	$12.46	$12.48	$12.44

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	The PL Portfolio Optimization Funds are subject to a maximum 5.50% front-end sales charge.

See Notes to Financial Statements

B-1

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2012 (Unaudited)

	PL Short Duration Income Fund	PL Income Fund	PL Strategic Income Fund	PL Floating Rate Income Fund	PL High Income Fund	PL Money Market Fund
ASSETS
Investments, at cost	$17,199,418	$505,931,861	$24,497,591	$104,798,864	$11,239,200	$30,250,047
Investments, at value	$17,528,765	$518,647,911	$25,394,972	$106,031,018	$11,669,550	$30,250,047
Receivables:
Dividends and interest	98,059	3,503,570	305,137	680,778	149,363	19
Fund shares sold	89,139	4,209,802	689,041	3,281,518	484,428	17,836
Securities sold	252,796	14,518,983	2,964,601	9,354,243	277,313	—
Due from adviser	1,718	45,091	3,111	13,385	2,142	8,475
Unfunded loan commitment appreciation	—	—	—	3,000	—	—
Prepaid expenses and other assets	18,741	5,669	20,959	12,565	18,708	19,771
Total Assets	17,989,218	540,931,026	29,377,821	119,376,507	12,601,504	30,296,148
LIABILITIES
Payables:
Fund shares redeemed	—	1,390,526	290	612,547	103	229,876
Securities purchased	1,448,219	44,022,700	3,762,933	22,400,475	1,583,368	—
Income distributions	1,438	225,895	4,326	64,403	2,320	—
Accrued advisory fees	4,961	197,677	11,752	48,496	4,721	—
Accrued administration fees	1,860	59,303	2,938	11,192	1,180	—
Accrued support service expenses	748	24,321	1,122	4,242	374	1,871
Accrued custodian fees and expenses	5,022	8,964	6,675	7,304	4,334	5,375
Accrued transfer agency out-of-pocket expenses	170	14,860	255	—	86	1,897
Accrued legal, audit and tax service fees	1,088	32,531	1,632	5,909	544	2,923
Accrued trustees’ fees and expenses and deferred compensation	13	411	19	72	6	3,295
Accrued distribution and/or service fees	337	36,029	403	4,633	233	596
Accrued other	2,373	43,367	4,295	1,502	2,257	3,581
Total Liabilities	1,466,229	46,056,584	3,796,640	23,160,775	1,599,526	249,414
NET ASSETS	$16,522,989	$494,874,442	$25,581,181	$96,215,732	$11,001,978	$30,046,734
NET ASSETS CONSIST OF:
Paid-in capital	$16,012,013	$471,386,247	$23,998,837	$94,091,106	$10,326,101	$30,050,538
Undistributed/accumulated net investment income (loss)	2,881	92,480	8,704	32,226	4,055	(3,657)
Undistributed/accumulated net realized gain (loss)	178,748	10,679,665	676,255	857,246	241,470	(147)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	329,347	12,716,050	897,385	1,235,154	430,352	—
NET ASSETS	$16,522,989	$494,874,442	$25,581,181	$96,215,732	$11,001,978	$30,046,734
Class A Shares:
Net Assets	$1,906,593	$356,849,096	$3,193,938	$38,419,250	$1,643,456	$28,987,879
Shares of beneficial interest outstanding	183,327	32,327,586	291,157	3,732,092	149,404	28,998,836
Net Asset Value per share*	$10.40	$11.04	$10.97	$10.29	$11.00	$1.00
Sales Charge (1)	0.32	0.49	0.49	0.32	0.49	—
Maximum offering price per share	$10.72	$11.53	$11.46	$10.61	$11.49	$1.00
Class B Shares:
Net Assets						$331,656
Shares of beneficial interest outstanding						331,656
Net Asset Value and offering price per share*						$1.00
Class C Shares:
Net Assets	$1,645,033	$129,890,230	$1,850,623	$19,044,996	$1,134,054	$727,199
Shares of beneficial interest outstanding	158,325	11,759,612	168,783	1,851,187	103,198	727,199
Net Asset Value and offering price per share*	$10.39	$11.05	$10.96	$10.29	$10.99	$1.00
Class I Shares:
Net Assets	$12,885,967	$1,831,258	$20,314,223	$37,333,476	$8,219,192
Shares of beneficial interest outstanding	1,241,484	165,715	1,861,508	3,622,762	752,303
Net Asset Value per share	$10.38	$11.05	$10.91	$10.31	$10.93
Advisor Class:
Net Assets	$85,396	$6,303,858	$222,397	$1,418,010	$5,276
Shares of beneficial interest outstanding	8,211	569,879	20,275	137,393	479
Net Asset Value per share	$10.40	$11.06	$10.97	$10.32	$11.01

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	The PL Short Duration Income and PL Floating Rate Income Funds are subject to a maximum 3.00% front-end sales charge. The PL Income, PL Strategic Income and PL High Income Funds are subject to a maximum 4.25% front-end sales charge. The PL Money Market is not subject to a front-end sales charge.

See Notes to Financial Statements

B-2

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2012 (Unaudited)

	PL Portfolio Optimization Funds
	Conservative Fund	Moderate- Conservative Fund	Moderate Fund	Moderate- Aggressive Fund	Aggressive Fund
INVESTMENT INCOME
Total Investment Income (1)	$—	$—	$—	$—	$—
EXPENSES
Advisory fees	417,271	403,316	1,053,784	732,449	231,087
Administration fees	312,953	302,487	790,338	549,337	173,315
Support services expenses	35,489	33,740	88,750	62,138	19,521
Custodian fees and expenses	4,346	4,346	4,346	4,346	4,346
Shareholder report expenses	31,782	30,173	78,910	55,217	17,027
Distribution and/or service fees (2)
Class A	248,196	249,993	671,017	458,010	150,780
Class B	177,503	214,067	591,991	473,964	154,104
Class C	861,175	771,569	1,874,019	1,283,292	365,237
Class R	27,445	15,487	59,420	36,474	16,486
Transfer agency out-of-pocket expenses	51,810	52,453	145,379	113,112	35,249
Registration fees	44,827	47,114	74,474	60,932	40,171
Legal, audit and tax service fees	39,944	37,932	99,660	69,702	21,672
Trustees’ fees and expenses	7,600	7,223	19,022	13,319	4,185
Other	12,499	10,778	28,662	17,700	7,543
Total Expenses	2,272,840	2,180,678	5,579,772	3,929,992	1,240,723
Adviser Reimbursement (3)	(228,297)	(225,080)	(541,452)	(400,901)	(149,714)
Net Expenses	2,044,543	1,955,598	5,038,320	3,529,091	1,091,009
NET INVESTMENT LOSS	(2,044,543)	(1,955,598)	(5,038,320)	(3,529,091)	(1,091,009)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds (1)	1,485,251	784,565	3,417,551	478,179	300,530
Investment security transactions	3	3	7	5	2
Net Realized Gain	1,485,254	784,568	3,417,558	478,184	300,532
Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual funds	15,336,169	11,890,996	22,078,847	8,714,390	(212,696)
Change in Net Unrealized Appreciation (Depreciation)	15,336,169	11,890,996	22,078,847	8,714,390	(212,696)
NET GAIN	16,821,423	12,675,564	25,496,405	9,192,574	87,836
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,776,880	$10,719,966	$20,458,085	$5,663,483	($1,003,173)

(1)	For the six-month period ended September 30, 2012, the PL Underlying Funds did not declare and pay dividends and capital gain distributions.
(2)	See Notes 1 and 5 in Notes to Financial Statements.
(3)	See Note 6B in Notes to Financial Statements.

See Notes to Financial Statements

B-3

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2012 (Unaudited)

	PL Short Duration Income Fund	PL Income Fund	PL Strategic Income Fund	PL Floating Rate Income Fund	PL High Income Fund	PL Money Market Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$25	$1,160	$23,695	$372	$3,941	$7
Interest, net of foreign taxes withheld	200,159	7,532,719	547,036	2,056,953	279,921	18,125
Other	86	—	—	15,070	—	—
Total Investment Income	200,270	7,533,879	570,731	2,072,395	283,862	18,132
EXPENSES
Advisory fees	26,016	1,033,976	59,039	246,094	24,424	30,914
Administration fees	10,114	619,284	15,457	81,952	6,364	46,371
Support services expenses	1,038	32,915	1,556	5,380	519	2,632
Custodian fees and expenses	3,558	15,348	6,586	10,664	4,106	7,312
Shareholder report expenses	1,005	30,152	1,281	7,410	502	2,286
Distribution and/or service fees (1)
Class A	317	384,543	638	28,205	284	38,374
Class B	—	—	—	—	—	446
Class C	1,081	513,797	1,832	54,284	571	631
Advisor Class	9	2,159	65	159	3	—
Transfer agency out-of-pocket expenses	396	47,282	594	6,669	198	2,775
Registration fees	1,642	78,751	1,711	30,158	1,573	31,609
Legal, audit and tax service fees	1,167	37,094	1,749	6,319	583	2,964
Trustees’ fees and expenses	209	6,982	314	1,137	104	564
Offering expenses	38,053	—	38,053	28,099	38,053	—
Other	3,452	22,018	8,183	3,884	5,763	3,883
Total Expenses	88,057	2,824,301	137,058	510,414	83,047	170,761
Advisory Fee Waiver (2)	—	—	—	—	—	(30,914)
Adviser Reimbursement (2)	(47,624)	(579,634)	(55,804)	(124,881)	(49,623)	(54,025)
Administration Fee Waiver (2)	—	—	—	—	—	(46,371)
Service Fee Waiver (2)	—	—	—	—	—	(21,319)
Net Expenses	40,433	2,244,667	81,254	385,533	33,424	18,132
NET INVESTMENT INCOME (LOSS)	159,837	5,289,212	489,477	1,686,862	250,438	—
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	122,618	7,594,648	447,646	915,981	129,758	2
Foreign currency transactions	—	—	246	—	123	—
Net Realized Gain	122,618	7,594,648	447,892	915,981	129,881	2
Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	194,807	8,886,673	551,372	787,708	159,168	—
Unfunded loan commitments	—	—	—	3,000	—	—
Foreign currency transactions	—	—	4	—	2	—
Change in Net Unrealized Appreciation (Depreciation)	194,807	8,886,673	551,376	790,708	159,170	—
NET GAIN	317,425	16,481,321	999,268	1,706,689	289,051	2
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$477,262	$21,770,533	$1,488,745	$3,393,551	$539,489	$2
Foreign taxes withheld on dividends and interest	$—	$—	$92	$—	$31	$—

(1)	See Notes 1 and 5 in Notes to Financial Statements.
(2)	See Note 6B in Notes to Financial Statements.

See Notes to Financial Statements

B-4

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	PL Portfolio Optimization Conservative Fund		PL Portfolio Optimization Moderate-Conservative Fund		PL Portfolio Optimization Moderate Fund
	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012
OPERATIONS
Net investment income (loss)	($2,044,543)	$5,189,027	($1,955,598)	$4,037,287	($5,038,320)	$7,197,426
Net realized gain	1,485,254	3,277,663	784,568	2,167,499	3,417,558	5,835,612
Change in net unrealized appreciation	15,336,169	6,885,771	11,890,996	9,994,683	22,078,847	31,124,333
Net Increase in Net Assets Resulting from Operations	14,776,880	15,352,461	10,719,966	16,199,469	20,458,085	44,157,371
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(3,963,242)	—	(3,227,833)	—	(6,896,937)
Class B	—	(582,094)	—	(513,693)	—	(890,273)
Class C	—	(2,791,770)	—	(1,709,111)	—	(2,663,615)
Class R	—	(238,985)	—	(297,928)	—	(267,714)
Net realized gains
Class A	—	(463,189)	—	—	—	—
Class B	—	(88,712)	—	—	—	—
Class C	—	(435,773)	—	—	—	—
Class R	—	(30,666)	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(8,594,431)	—	(5,748,565)	—	(10,718,539)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	52,558,193	102,650,253	43,805,523	87,677,363	94,287,364	216,395,619
Class B	6,190,699	13,149,877	6,960,829	15,240,310	16,233,340	32,094,003
Class C	43,524,190	86,058,302	27,480,619	56,767,607	52,461,584	114,353,551
Class R	2,291,627	5,023,414	766,260	7,592,421	4,170,201	11,467,594
Dividends and distribution reinvestments
Class A	—	3,886,280	—	2,943,320	—	6,444,881
Class B	—	588,109	—	474,922	—	849,836
Class C	—	2,793,302	—	1,540,112	—	2,433,641
Class R	—	269,651	—	297,928	—	267,001
Cost of shares repurchased
Class A	(26,423,527)	(56,980,878)	(21,489,661)	(40,032,576)	(49,322,941)	(107,176,991)
Class B	(2,246,301)	(3,481,193)	(3,320,245)	(4,517,933)	(8,317,944)	(13,415,950)
Class C	(17,429,448)	(50,444,496)	(11,686,591)	(24,889,408)	(29,021,629)	(70,089,870)
Class R	(1,925,888)	(3,836,556)	(1,265,726)	(16,849,072)	(3,089,633)	(12,699,459)
Net Increase in Net Assets from Capital Share Transactions	56,539,545	99,676,065	41,251,008	86,244,994	77,400,342	180,923,856
NET INCREASE IN NET ASSETS	71,316,425	106,434,095	51,970,974	96,695,898	97,858,427	214,362,688
NET ASSETS
Beginning of Year or Period	385,304,389	278,870,294	380,672,725	283,976,827	1,023,532,401	809,169,713
End of Year or Period	$456,620,814	$385,304,389	$432,643,699	$380,672,725	$1,121,390,828	$1,023,532,401
Undistributed/Accumulated Net Investment Income (Loss)	($2,547,198)	($502,655)	($1,692,933)	$262,665	($3,361,767)	$1,676,553

(1)	Unaudited.

See Notes to Financial Statements

B-5

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Portfolio Optimization Moderate-Aggressive Fund		PL Portfolio Optimization Aggressive Fund
	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012
OPERATIONS
Net investment income (loss)	($3,529,091)	$2,919,713	($1,091,009)	$372,230
Net realized gain	478,184	3,749,164	300,532	130,355
Change in net unrealized appreciation (depreciation)	8,714,390	20,625,477	(212,696)	4,646,591
Net Increase (Decrease) in Net Assets Resulting from Operations	5,663,483	27,294,354	(1,003,173)	5,149,176
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(3,489,595)	—	(561,009)
Class B	—	(329,689)	—	—
Class C	—	(803,908)	—	—
Class R	—	(158,188)	—	(14,803)
Net realized gains
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(4,781,380)	—	(575,812)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	47,841,403	117,617,903	15,312,825	31,784,559
Class B	8,895,076	21,114,174	2,321,972	5,002,321
Class C	27,954,165	59,635,150	8,683,218	24,218,955
Class R	2,672,473	9,034,035	1,028,839	4,243,854
Dividends and distribution reinvestments
Class A	—	3,328,483	—	536,454
Class B	—	317,388	—	—
Class C	—	751,703	—	—
Class R	—	158,188	—	14,803
Cost of shares repurchased
Class A	(31,063,442)	(68,423,799)	(12,780,109)	(26,695,077)
Class B	(7,236,839)	(12,303,686)	(2,548,684)	(4,355,282)
Class C	(19,161,839)	(41,950,485)	(9,796,947)	(24,561,074)
Class R	(2,596,207)	(11,879,593)	(1,525,320)	(3,221,587)
Net Increase in Net Assets from Capital Share Transactions	27,304,790	77,399,461	695,794	6,967,926
NET INCREASE (DECREASE) IN NET ASSETS	32,968,273	99,912,435	(307,379)	11,541,290
NET ASSETS
Beginning of Year or Period	733,186,526	633,274,091	237,641,125	226,099,835
End of Year or Period	$766,154,799	$733,186,526	$237,333,746	$237,641,125
Undistributed/Accumulated Net Investment Income (Loss)	($1,983,023)	$1,546,068	($680,913)	$410,096

(1)	Unaudited.

See Notes to Financial Statements

B-6

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Short Duration Income Fund (1)		PL Income Fund		PL Strategic Income Fund (1)
	Six-Month Period Ended September 30, 2012 (2)	Period Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (2)	Period Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (2)	Period Ended March 31, 2012
OPERATIONS
Net investment income	$159,837	$60,554	$5,289,212	$4,544,980	$489,477	$221,490
Net realized gain	122,618	56,130	7,594,648	3,201,825	447,892	228,363
Change in net unrealized appreciation	194,807	134,540	8,886,673	3,709,953	551,376	346,009
Net Increase in Net Assets Resulting from Operations	477,262	251,224	21,770,533	11,456,758	1,488,745	795,862
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(4,707)	—	(4,157,297)	(3,012,121)	(17,333)	—
Class C	(3,544)	—	(1,034,967)	(549,513)	(8,762)	—
Class I	(156,448)	(59,453)	(22,080)	(940,375)	(493,196)	(190,597)
Advisor Class	(175)	—	(31,634)	—	(1,230)	—
Net realized gains
Class A	—	—	—	(486,579)	—	—
Class C	—	—	—	(122,517)	—	—
Class I	—	—	—	(2,113)	—	—
Advisor Class	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	(164,874)	(59,453)	(5,245,978)	(5,113,218)	(520,521)	(190,597)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	1,900,900	—	136,623,462	270,672,136	3,176,328	—
Class C	1,639,489	—	51,734,431	78,065,409	1,829,461	—
Class I	184,300	12,000,000	720,413	1,088,751	1,115,997	17,000,000
Advisor Class	84,983	—	6,292,678	—	223,800	—
Dividends and distribution reinvestments
Class A	2,814	—	2,959,912	2,349,682	13,825	—
Class C	3,010	—	826,345	545,408	7,256	—
Class I	156,448	59,453	19,805	942,488	487,666	190,597
Advisor Class	150	—	29,725	—	1,010	—
Cost of shares repurchased
Class A	(7,310)	—	(42,555,425)	(35,115,509)	(22,605)	—
Class C	(5,407)	—	(3,493,470)	(2,932,504)	(10,381)	—
Class I	—	—	(260,155)	(52,949,486)	—	—
Advisor Class	—	—	(88,204)	—	(5,262)	—
Net Increase in Net Assets from Capital Share Transactions	3,959,377	12,059,453	152,809,517	262,666,375	6,817,095	17,190,597
NET INCREASE IN NET ASSETS	4,271,765	12,251,224	169,334,072	269,009,915	7,785,319	17,795,862
NET ASSETS
Beginning of Year or Period	12,251,224	—	325,540,370	56,530,455	17,795,862	—
End of Year or Period	$16,522,989	$12,251,224	$494,874,442	$325,540,370	$25,581,181	$17,795,862
Undistributed Net Investment Income	$2,881	$7,918	$92,480	$49,246	$8,704	$39,748

(1)	Operations commenced on December 19, 2011.
(2)	Unaudited.

See Notes to Financial Statements

B-7

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Floating Rate Income Fund (1)		PL High Income Fund (2)		PL Money Market Fund
	Six-Month Period Ended September 30, 2012 (3)	Period Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (3)	Period Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (3)	Year Ended March 31, 2012
OPERATIONS
Net investment income (loss)	$1,686,862	$1,305,553	$250,438	$140,612	$—	($5)
Net realized gain (loss)	915,981	(55,054)	129,881	111,589	2	(149)
Change in net unrealized appreciation (depreciation)	790,708	444,446	159,170	271,182	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	3,393,551	1,694,945	539,489	523,383	2	(154)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(530,210)	(76,686)	(9,527)	—	—	—
Class B	—	—	—	—	—	—
Class C	(220,258)	(19,277)	(5,690)	—	—	—
Class I	(921,641)	(1,190,555)	(260,312)	(117,780)	—	—
Advisor Class	(5,243)	—	(67)	—	—	—
Net realized gains
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Advisor Class	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	(1,677,352)	(1,286,518)	(275,596)	(117,780)	—	—
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	28,544,250	11,991,538	1,637,562	—	23,344,555	45,578,881
Class B	—	—	—	—	456,930	—
Class C	15,523,183	3,395,490	1,137,868	—	1,198,174	—
Class I	1,774,533	40,343,574	176,129	7,000,000	—	—
Advisor Class	1,418,150	—	5,000	—	—	—
Dividends and distribution reinvestments
Class A	390,349	49,677	7,087	—	—	—
Class B	—	—	—	—	—	—
Class C	123,676	7,229	3,948	—	—	—
Class I	876,013	1,173,730	260,312	117,780	—	—
Advisor Class	2,982	—	67	—	—	—
Cost of shares repurchased
Class A	(3,102,499)	(26,109)	(7,965)	—	(26,424,289)	(51,953,637)
Class B	—	—	—	—	(125,274)	—
Class C	(213,766)	(46,348)	(5,306)	—	(470,975)	—
Class I	(8,109,394)	(20,000)	—	—	—	—
Advisor Class	(5,152)	—	—	—	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	37,222,325	56,868,781	3,214,702	7,117,780	(2,020,879)	(6,374,756)
NET INCREASE (DECREASE) IN NET ASSETS	38,938,524	57,277,208	3,478,595	7,523,383	(2,020,877)	(6,374,910)
NET ASSETS
Beginning of Year or Period	57,277,208	—	7,523,383	—	32,067,611	38,442,521
End of Year or Period	$96,215,732	$57,277,208	$11,001,978	$7,523,383	$30,046,734	$32,067,611
Undistributed/Accumulated Net Investment Income (Loss)	$32,226	$22,716	$4,055	$29,213	($3,657)	($3,657)

(1)	Operations commenced on June 30, 2011.
(2)	Operations commenced on December 19, 2011.
(3)	Unaudited.

See Notes to Financial Statements

B-8

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (2)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates
PL Portfolio Optimization Conservative Fund
Class A:
4/1/2012 - 9/30/2012 (5)	$11.07	($0.03)	$0.43	$0.40	$—	$—	$—	$11.47	3.61%	$216,446	0.71%	0.60%	(0.60%)	12.76%
4/1/2011 - 3/31/2012	10.87	0.22	0.29	0.51	(0.28)	(0.03)	(0.31)	11.07	4.80%	182,912	0.73%	0.60%	1.99%	10.20%
4/1/2010 - 3/31/2011	10.41	0.15	0.63	0.78	(0.32)	—	(0.32)	10.87	7.60%	130,249	0.78%	0.53%	1.43%	18.42%
4/1/2009 - 3/31/2010	8.84	0.32	1.59	1.91	(0.31)	(0.03)	(0.34)	10.41	21.67%	68,938	0.95%	0.20%	3.20%	20.50%
4/1/2008 - 3/31/2009	10.55	0.37	(1.50)	(1.13)	(0.55)	(0.03)	(0.58)	8.84	(10.78%)	32,817	0.95%	0.16%	3.91%	26.41%
4/1/2007 - 3/31/2008	10.51	0.34	0.19	0.53	(0.35)	(0.14)	(0.49)	10.55	5.15%	24,003	0.94%	0.00%	3.20%	43.30%
Class B:
4/1/2012 - 9/30/2012 (5)	$10.96	($0.07)	$0.43	$0.36	$—	$—	$—	$11.32	3.29%	$38,257	1.46%	1.35%	(1.35%)	12.76%
4/1/2011 - 3/31/2012	10.78	0.13	0.29	0.42	(0.21)	(0.03)	(0.24)	10.96	4.02%	33,122	1.48%	1.35%	1.24%	10.20%
4/1/2010 - 3/31/2011	10.34	0.07	0.63	0.70	(0.26)	—	(0.26)	10.78	6.80%	22,282	1.53%	1.27%	0.68%	18.42%
4/1/2009 - 3/31/2010	8.77	0.24	1.60	1.84	(0.24)	(0.03)	(0.27)	10.34	21.07%	13,336	1.70%	0.95%	2.45%	20.50%
4/1/2008 - 3/31/2009	10.49	0.30	(1.50)	(1.20)	(0.49)	(0.03)	(0.52)	8.77	(11.51%)	8,306	1.70%	0.91%	3.16%	26.41%
4/1/2007 - 3/31/2008	10.46	0.26	0.19	0.45	(0.28)	(0.14)	(0.42)	10.49	4.42%	4,895	1.69%	0.75%	2.45%	43.30%
Class C:
4/1/2012 - 9/30/2012 (5)	$10.96	($0.07)	$0.43	$0.36	$—	$—	$—	$11.32	3.29%	$190,643	1.46%	1.35%	(1.35%)	12.76%
4/1/2011 - 3/31/2012	10.77	0.13	0.30	0.43	(0.21)	(0.03)	(0.24)	10.96	4.08%	158,748	1.48%	1.35%	1.24%	10.20%
4/1/2010 - 3/31/2011	10.33	0.07	0.63	0.70	(0.26)	—	(0.26)	10.77	6.81%	117,458	1.53%	1.27%	0.68%	18.42%
4/1/2009 - 3/31/2010	8.76	0.24	1.61	1.85	(0.25)	(0.03)	(0.28)	10.33	21.14%	67,620	1.70%	0.95%	2.45%	20.50%
4/1/2008 - 3/31/2009	10.49	0.30	(1.51)	(1.21)	(0.49)	(0.03)	(0.52)	8.76	(11.63%)	37,659	1.70%	0.91%	3.16%	26.41%
4/1/2007 - 3/31/2008	10.45	0.26	0.20	0.46	(0.28)	(0.14)	(0.42)	10.49	4.48%	25,841	1.69%	0.75%	2.45%	43.30%
Class R:
4/1/2012 - 9/30/2012 (5)	$11.03	($0.05)	$0.44	$0.39	$—	$—	$—	$11.42	3.54%	$11,274	0.96%	0.85%	(0.85%)	12.76%
4/1/2011 - 3/31/2012	10.83	0.19	0.29	0.48	(0.25)	(0.03)	(0.28)	11.03	4.58%	10,522	0.98%	0.85%	1.74%	10.20%
4/1/2010 - 3/31/2011	10.38	0.13	0.61	0.74	(0.29)	—	(0.29)	10.83	7.25%	8,881	1.03%	0.75%	1.20%	18.42%
4/1/2009 - 3/31/2010	8.81	0.29	1.60	1.89	(0.29)	(0.03)	(0.32)	10.38	21.53%	7,972	1.20%	0.45%	2.95%	20.50%
4/1/2008 - 3/31/2009	10.53	0.34	(1.50)	(1.16)	(0.53)	(0.03)	(0.56)	8.81	(11.07%)	3,197	1.20%	0.41%	3.66%	26.41%
4/1/2007 - 3/31/2008	10.50	0.31	0.19	0.50	(0.33)	(0.14)	(0.47)	10.53	4.90%	1,629	1.19%	0.25%	2.95%	43.30%
PL Portfolio Optimization Moderate-Conservative Fund
Class A:
4/1/2012 - 9/30/2012 (5)	$11.56	($0.03)	$0.34	$0.31	$—	$—	$—	$11.87	2.68%	$216,686	0.71%	0.60%	(0.60%)	11.62%
4/1/2011 - 3/31/2012	11.25	0.18	0.35	0.53	(0.22)	—	(0.22)	11.56	4.87%	188,660	0.73%	0.60%	1.62%	9.52%
4/1/2010 - 3/31/2011	10.54	0.12	0.87	0.99	(0.28)	—	(0.28)	11.25	9.53%	132,919	0.78%	0.52%	1.16%	9.61%
4/1/2009 - 3/31/2010	8.36	0.26	2.19	2.45	(0.27)	—	(0.27)	10.54	29.60%	78,160	0.95%	0.20%	2.58%	10.42%
4/1/2008 - 3/31/2009	10.96	0.30	(2.36)	(2.06)	(0.44)	(0.10)	(0.54)	8.36	(19.15%)	39,518	0.92%	0.14%	3.10%	31.68%
4/1/2007 - 3/31/2008	11.21	0.28	(0.01)	0.27	(0.34)	(0.18)	(0.52)	10.96	2.31%	50,389	0.82%	0.00%	2.50%	10.38%
Class B:
4/1/2012 - 9/30/2012 (5)	$11.46	($0.08)	$0.35	$0.27	$—	$—	$—	$11.73	2.36%	$45,487	1.46%	1.35%	(1.35%)	11.62%
4/1/2011 - 3/31/2012	11.17	0.10	0.35	0.45	(0.16)	—	(0.16)	11.46	4.07%	40,812	1.48%	1.35%	0.87%	9.52%
4/1/2010 - 3/31/2011	10.47	0.04	0.87	0.91	(0.21)	—	(0.21)	11.17	8.78%	28,411	1.53%	1.27%	0.41%	9.61%
4/1/2009 - 3/31/2010	8.30	0.18	2.20	2.38	(0.21)	—	(0.21)	10.47	28.87%	19,202	1.70%	0.95%	1.83%	10.42%
4/1/2008 - 3/31/2009	10.89	0.23	(2.36)	(2.13)	(0.36)	(0.10)	(0.46)	8.30	(19.85%)	11,943	1.67%	0.89%	2.35%	31.68%
4/1/2007 - 3/31/2008	11.15	0.20	(0.02)	0.18	(0.26)	(0.18)	(0.44)	10.89	1.53%	15,092	1.57%	0.75%	1.75%	10.38%
Class C:
4/1/2012 - 9/30/2012 (5)	$11.47	($0.08)	$0.34	$0.26	$—	$—	$—	$11.73	2.27%	$164,516	1.46%	1.35%	(1.35%)	11.62%
4/1/2011 - 3/31/2012	11.16	0.10	0.36	0.46	(0.15)	—	(0.15)	11.47	4.20%	144,900	1.48%	1.35%	0.87%	9.52%
4/1/2010 - 3/31/2011	10.47	0.04	0.86	0.90	(0.21)	—	(0.21)	11.16	8.71%	107,411	1.53%	1.27%	0.41%	9.61%
4/1/2009 - 3/31/2010	8.30	0.18	2.20	2.38	(0.21)	—	(0.21)	10.47	28.87%	65,086	1.70%	0.95%	1.83%	10.42%
4/1/2008 - 3/31/2009	10.89	0.22	(2.35)	(2.13)	(0.36)	(0.10)	(0.46)	8.30	(19.84%)	40,640	1.67%	0.89%	2.35%	31.68%
4/1/2007 - 3/31/2008	11.16	0.20	(0.02)	0.18	(0.27)	(0.18)	(0.45)	10.89	1.51%	48,205	1.57%	0.75%	1.75%	10.38%
Class R:
4/1/2012 - 9/30/2012 (5)	$11.52	($0.05)	$0.34	$0.29	$—	$—	$—	$11.81	2.52%	$5,955	0.96%	0.85%	(0.85%)	11.62%
4/1/2011 - 3/31/2012	11.22	0.15	0.35	0.50	(0.20)	—	(0.20)	11.52	4.53%	6,301	0.98%	0.85%	1.37%	9.52%
4/1/2010 - 3/31/2011	10.51	0.10	0.86	0.96	(0.25)	—	(0.25)	11.22	9.32%	15,236	1.03%	0.76%	0.91%	9.61%
4/1/2009 - 3/31/2010	8.34	0.23	2.20	2.43	(0.26)	—	(0.26)	10.51	29.32%	10,478	1.20%	0.45%	2.33%	10.42%
4/1/2008 - 3/31/2009	10.94	0.27	(2.36)	(2.09)	(0.41)	(0.10)	(0.51)	8.34	(19.36%)	4,957	1.17%	0.39%	2.85%	31.68%
4/1/2007 - 3/31/2008	11.20	0.25	(0.01)	0.24	(0.32)	(0.18)	(0.50)	10.94	2.03%	3,031	1.07%	0.25%	2.25%	10.38%

See Notes to Financial Statements	See explanation of references on B-12

B-9

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (2)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates
PL Portfolio Optimization Moderate Fund
Class A:
4/1/2012 - 9/30/2012 (5)	$12.26	($0.04)	$0.28	$0.24	$—	$—	$—	$12.50	1.96%	$574,376	0.70%	0.60%	(0.60%)	12.34%
4/1/2011 - 3/31/2012	11.88	0.14	0.42	0.56	(0.18)	—	(0.18)	12.26	4.82%	517,945	0.72%	0.60%	1.18%	6.77%
4/1/2010 - 3/31/2011	10.81	0.10	1.19	1.29	(0.22)	—	(0.22)	11.88	12.10%	384,999	0.77%	0.52%	0.91%	9.36%
4/1/2009 - 3/31/2010	7.96	0.20	2.87	3.07	(0.22)	—	(0.22)	10.81	38.85%	247,213	0.92%	0.20%	1.99%	9.43%
4/1/2008 - 3/31/2009	11.51	0.23	(3.30)	(3.07)	(0.31)	(0.17)	(0.48)	7.96	(27.25%)	137,205	0.89%	0.14%	2.35%	25.95%
4/1/2007 - 3/31/2008	12.08	0.23	(0.17)	0.06	(0.35)	(0.28)	(0.63)	11.51	0.28%	192,707	0.78%	0.00%	1.90%	5.01%
Class B:
4/1/2012 - 9/30/2012 (5)	$12.18	($0.08)	$0.27	$0.19	$—	$—	$—	$12.37	1.56%	$125,512	1.45%	1.35%	(1.35%)	12.34%
4/1/2011 - 3/31/2012	11.80	0.05	0.43	0.48	(0.10)	—	(0.10)	12.18	4.13%	115,513	1.47%	1.35%	0.43%	6.77%
4/1/2010 - 3/31/2011	10.74	0.02	1.18	1.20	(0.14)	—	(0.14)	11.80	11.33%	92,064	1.52%	1.26%	0.17%	9.36%
4/1/2009 - 3/31/2010	7.90	0.12	2.87	2.99	(0.15)	—	(0.15)	10.74	38.14%	65,336	1.67%	0.95%	1.24%	9.43%
4/1/2008 - 3/31/2009	11.44	0.16	(3.30)	(3.14)	(0.23)	(0.17)	(0.40)	7.90	(27.95%)	40,658	1.64%	0.89%	1.60%	25.95%
4/1/2007 - 3/31/2008	12.02	0.14	(0.17)	(0.03)	(0.27)	(0.28)	(0.55)	11.44	(0.48%)	56,387	1.53%	0.75%	1.15%	5.01%
Class C:
4/1/2012 - 9/30/2012 (5)	$12.17	($0.08)	$0.27	$0.19	$—	$—	$—	$12.36	1.56%	$396,623	1.45%	1.35%	(1.35%)	12.34%
4/1/2011 - 3/31/2012	11.78	0.05	0.43	0.48	(0.09)	—	(0.09)	12.17	4.18%	366,753	1.47%	1.35%	0.43%	6.77%
4/1/2010 - 3/31/2011	10.73	0.02	1.17	1.19	(0.14)	—	(0.14)	11.78	11.26%	308,449	1.52%	1.26%	0.17%	9.36%
4/1/2009 - 3/31/2010	7.88	0.12	2.88	3.00	(0.15)	—	(0.15)	10.73	38.36%	210,889	1.67%	0.95%	1.24%	9.43%
4/1/2008 - 3/31/2009	11.42	0.16	(3.30)	(3.14)	(0.23)	(0.17)	(0.40)	7.88	(28.02%)	123,122	1.64%	0.89%	1.60%	25.95%
4/1/2007 - 3/31/2008	12.00	0.14	(0.17)	(0.03)	(0.27)	(0.28)	(0.55)	11.42	(0.46%)	180,421	1.53%	0.75%	1.15%	5.01%
Class R:
4/1/2012 - 9/30/2012 (5)	$12.24	($0.05)	$0.27	$0.22	$—	$—	$—	$12.46	1.80%	$24,879	0.95%	0.85%	(0.85%)	12.34%
4/1/2011 - 3/31/2012	11.84	0.11	0.43	0.54	(0.14)	—	(0.14)	12.24	4.67%	23,321	0.97%	0.85%	0.93%	6.77%
4/1/2010 - 3/31/2011	10.77	0.07	1.18	1.25	(0.18)	—	(0.18)	11.84	11.82%	23,658	1.02%	0.75%	0.68%	9.36%
4/1/2009 - 3/31/2010	7.93	0.17	2.87	3.04	(0.20)	—	(0.20)	10.77	38.61%	24,232	1.17%	0.45%	1.74%	9.43%
4/1/2008 - 3/31/2009	11.48	0.20	(3.29)	(3.09)	(0.29)	(0.17)	(0.46)	7.93	(27.48%)	12,323	1.14%	0.39%	2.10%	25.95%
4/1/2007 - 3/31/2008	12.06	0.20	(0.17)	0.03	(0.33)	(0.28)	(0.61)	11.48	0.05%	7,754	1.03%	0.25%	1.65%	5.01%
PL Portfolio Optimization Moderate-Aggressive Fund
Class A:
4/1/2012 - 9/30/2012 (5)	$12.41	($0.04)	$0.14	$0.10	$—	$—	$—	$12.51	0.81%	$385,729	0.71%	0.60%	(0.60%)	12.03%
4/1/2011 - 3/31/2012	12.05	0.10	0.38	0.48	(0.12)	—	(0.12)	12.41	4.13%	365,426	0.72%	0.60%	0.82%	7.52%
4/1/2010 - 3/31/2011	10.68	0.07	1.44	1.51	(0.14)	—	(0.14)	12.05	14.36%	301,232	0.77%	0.51%	0.62%	13.33%
4/1/2009 - 3/31/2010	7.31	0.13	3.38	3.51	(0.14)	—	(0.14)	10.68	48.26%	225,236	0.92%	0.20%	1.33%	13.96%
4/1/2008 - 3/31/2009	11.79	0.16	(4.21)	(4.05)	(0.19)	(0.24)	(0.43)	7.31	(35.15%)	128,976	0.89%	0.14%	1.63%	22.98%
4/1/2007 - 3/31/2008	12.74	0.17	(0.41)	(0.24)	(0.33)	(0.38)	(0.71)	11.79	(2.25%)	203,091	0.78%	0.00%	1.30%	5.05%
Class B:
4/1/2012 - 9/30/2012 (5)	$12.30	($0.08)	$0.13	$0.05	$—	$—	$—	$12.35	0.41%	$98,092	1.46%	1.35%	(1.35%)	12.03%
4/1/2011 - 3/31/2012	11.93	0.01	0.40	0.41	(0.04)	—	(0.04)	12.30	3.50%	95,937	1.47%	1.35%	0.07%	7.52%
4/1/2010 - 3/31/2011	10.57	(0.01)	1.43	1.42	(0.06)	—	(0.06)	11.93	13.59%	83,812	1.52%	1.26%	(0.13%)	13.33%
4/1/2009 - 3/31/2010	7.21	0.05	3.38	3.43	(0.07)	—	(0.07)	10.57	47.84%	68,751	1.67%	0.95%	0.58%	13.96%
4/1/2008 - 3/31/2009	11.69	0.08	(4.19)	(4.11)	(0.13)	(0.24)	(0.37)	7.21	(35.97%)	43,587	1.64%	0.89%	0.88%	22.98%
4/1/2007 - 3/31/2008	12.67	0.07	(0.41)	(0.34)	(0.26)	(0.38)	(0.64)	11.69	(3.04%)	68,162	1.53%	0.75%	0.55%	5.05%
Class C:
4/1/2012 - 9/30/2012 (5)	$12.27	($0.08)	$0.14	$0.06	$—	$—	$—	$12.33	0.49%	$267,417	1.46%	1.35%	(1.35%)	12.03%
4/1/2011 - 3/31/2012	11.91	0.01	0.39	0.40	(0.04)	—	(0.04)	12.27	3.39%	257,114	1.47%	1.35%	0.07%	7.52%
4/1/2010 - 3/31/2011	10.55	(0.01)	1.43	1.42	(0.06)	—	(0.06)	11.91	13.64%	230,964	1.52%	1.26%	(0.13%)	13.33%
4/1/2009 - 3/31/2010	7.18	0.05	3.39	3.44	(0.07)	—	(0.07)	10.55	48.18%	189,917	1.67%	0.95%	0.58%	13.96%
4/1/2008 - 3/31/2009	11.67	0.08	(4.20)	(4.12)	(0.13)	(0.24)	(0.37)	7.18	(36.12%)	117,549	1.64%	0.89%	0.88%	22.98%
4/1/2007 - 3/31/2008	12.65	0.07	(0.41)	(0.34)	(0.26)	(0.38)	(0.64)	11.67	(3.03%)	184,634	1.53%	0.75%	0.55%	5.05%
Class R:
4/1/2012 - 9/30/2012 (5)	$12.40	($0.05)	$0.13	$0.08	$—	$—	$—	$12.48	0.65%	$14,917	0.96%	0.85%	(0.85%)	12.03%
4/1/2011 - 3/31/2012	12.03	0.07	0.40	0.47	(0.10)	—	(0.10)	12.40	3.97%	14,710	0.97%	0.85%	0.57%	7.52%
4/1/2010 - 3/31/2011	10.67	0.04	1.44	1.48	(0.12)	—	(0.12)	12.03	14.00%	17,265	1.02%	0.76%	0.37%	13.33%
4/1/2009 - 3/31/2010	7.30	0.10	3.39	3.49	(0.12)	—	(0.12)	10.67	48.07%	12,211	1.17%	0.45%	1.08%	13.96%
4/1/2008 - 3/31/2009	11.79	0.13	(4.21)	(4.08)	(0.17)	(0.24)	(0.41)	7.30	(35.38%)	5,307	1.14%	0.39%	1.38%	22.98%
4/1/2007 - 3/31/2008	12.74	0.13	(0.39)	(0.26)	(0.31)	(0.38)	(0.69)	11.79	(2.39%)	3,147	1.03%	0.25%	1.05%	5.05%

See Notes to Financial Statements	See explanation of references on B-12

B-10

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (2)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)	Portfolio Turnover Rates
PL Portfolio Optimization Aggressive Fund
Class A:
4/1/2012 - 9/30/2012 (5)	$12.56	($0.04)	$0.01	($0.03)	$—	$—	$—	$12.53	(0.24%)	$124,695	0.73%	0.60%	(0.60%)	10.70%
4/1/2011 - 3/31/2012	12.29	0.06	0.27	0.33	(0.06)	—	(0.06)	12.56	2.73%	122,397	0.74%	0.60%	0.52%	12.51%
4/1/2010 - 3/31/2011	10.66	0.05	1.65	1.70	(0.07)	—	(0.07)	12.29	16.11%	114,246	0.80%	0.51%	0.44%	26.22%
4/1/2009 - 3/31/2010	6.92	0.09	3.75	3.84	(0.10)	—	(0.10)	10.66	55.84%	98,669	0.94%	0.20%	0.94%	25.89%
4/1/2008 - 3/31/2009	12.04	0.09	(4.88)	(4.79)	—	(0.33)	(0.33)	6.92	(40.88%)	59,937	0.92%	0.14%	0.97%	18.16%
4/1/2007 - 3/31/2008	13.49	0.08	(0.77)	(0.69)	(0.33)	(0.43)	(0.76)	12.04	(5.70%)	96,230	0.80%	0.00%	0.62%	9.66%
Class B:
4/1/2012 - 9/30/2012 (5)	$12.28	($0.08)	$—	($0.08)	$—	$—	$—	$12.20	(0.65%)	$31,526	1.48%	1.35%	(1.35%)	10.70%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28	0.25	—	—	—	12.28	2.08%	31,969	1.49%	1.35%	(0.23%)	12.51%
4/1/2010 - 3/31/2011	10.46	(0.03)	1.65	1.62	(0.05)	—	(0.05)	12.03	15.62%	30,693	1.55%	1.25%	(0.31%)	26.22%
4/1/2009 - 3/31/2010	6.72	0.02	3.75	3.77	(0.03)	—	(0.03)	10.46	56.15%	28,776	1.69%	0.95%	0.19%	25.89%
4/1/2008 - 3/31/2009	11.93	0.02	(4.90)	(4.88)	—	(0.33)	(0.33)	6.72	(42.04%)	18,042	1.67%	0.89%	0.22%	18.16%
4/1/2007 - 3/31/2008	13.41	(0.02)	(0.78)	(0.80)	(0.25)	(0.43)	(0.68)	11.93	(6.46%)	30,059	1.55%	0.75%	(0.13%)	9.66%
Class C:
4/1/2012 - 9/30/2012 (5)	$12.28	($0.08)	$—	($0.08)	$—	$—	$—	$12.20	(0.65%)	$74,937	1.48%	1.35%	(1.35%)	10.70%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28	0.25	—	—	—	12.28	2.08%	76,613	1.49%	1.35%	(0.23%)	12.51%
4/1/2010 - 3/31/2011	10.46	(0.03)	1.65	1.62	(0.05)	—	(0.05)	12.03	15.61%	75,607	1.55%	1.25%	(0.31%)	26.22%
4/1/2009 - 3/31/2010	6.71	0.02	3.75	3.77	(0.02)	—	(0.02)	10.46	56.11%	68,230	1.69%	0.95%	0.19%	25.89%
4/1/2008 - 3/31/2009	11.92	0.02	(4.90)	(4.88)	—	(0.33)	(0.33)	6.71	(41.99%)	43,588	1.67%	0.89%	0.22%	18.16%
4/1/2007 - 3/31/2008	13.40	(0.02)	(0.77)	(0.79)	(0.26)	(0.43)	(0.69)	11.92	(6.44%)	75,389	1.55%	0.75%	(0.13%)	9.66%
Class R:
4/1/2012 - 9/30/2012 (5)	$12.48	($0.05)	$0.01	($0.04)	$—	$—	$—	$12.44	(0.32%)	$6,175	0.98%	0.85%	(0.85%)	10.70%
4/1/2011 - 3/31/2012	12.22	0.03	0.26	0.29	(0.03)	—	(0.03)	12.48	2.43%	6,662	0.99%	0.85%	0.27%	12.51%
4/1/2010 - 3/31/2011	10.61	0.02	1.65	1.67	(0.06)	—	(0.06)	12.22	16.02%	5,553	1.05%	0.76%	0.19%	26.22%
4/1/2009 - 3/31/2010	6.88	0.06	3.76	3.82	(0.09)	—	(0.09)	10.61	55.70%	4,448	1.19%	0.45%	0.69%	25.89%
4/1/2008 - 3/31/2009	12.03	0.06	(4.88)	(4.82)	—	(0.33)	(0.33)	6.88	(41.17%)	2,106	1.17%	0.39%	0.72%	18.16%
4/1/2007 - 3/31/2008	13.49	0.05	(0.77)	(0.72)	(0.31)	(0.43)	(0.74)	12.03	(5.88%)	1,236	1.05%	0.25%	0.37%	9.66%
PL Short Duration Income Fund (6)
Class A:
6/29/2012 - 9/30/2012 (5)	$10.20	$0.06	$0.20	$0.26	($0.06)	$—	($0.06)	$10.40	2.56%	$1,907	1.27%	0.85%	2.37%	88.58%
Class C:
6/29/2012 - 9/30/2012 (5)	$10.20	$0.04	$0.20	$0.24	($0.05)	$—	($0.05)	$10.39	2.38%	$1,645	2.02%	1.60%	1.61%	88.58%
Class I:
4/1/2012 - 9/30/2012 (5)	$10.14	$0.13	$0.24	$0.37	($0.13)	$—	($0.13)	$10.38	3.65%	$12,886	1.34%	0.60%	2.47%	88.58%
12/19/2011 - 3/31/2012	10.00	0.06	0.15	0.21	(0.07)	—	(0.07)	10.14	2.10%	12,251	2.04%	0.60%	2.06%	73.40%
Advisor Class:
6/29/2012 - 9/30/2012 (5)	$10.20	$0.06	$0.20	$0.26	($0.06)	$—	($0.06)	$10.40	2.53%	$85	1.27%	0.85%	2.60%	88.58%
PL Income Fund (7)
Class A:
4/1/2012 - 9/30/2012 (5)	$10.61	$0.15	$0.42	$0.57	($0.14)	$—	($0.14)	$11.04	5.44%	$356,849	1.18%	0.90%	2.74%	92.60%
4/1/2011 - 3/31/2012	10.16	0.30	0.48	0.78	(0.30)	(0.03)	(0.33)	10.61	7.79%	247,522	1.35%	0.90%	2.94%	199.30%
12/31/2010 - 3/31/2011	10.00	0.09	0.16	0.25	(0.09)	—	(0.09)	10.16	2.46%	5,300	1.77%	0.90%	3.62%	142.25%
Class C:
4/1/2012 - 9/30/2012 (5)	$10.62	$0.11	$0.43	$0.54	($0.11)	$—	($0.11)	$11.05	5.07%	$129,890	1.93%	1.65%	1.99%	92.60%
6/30/2011 - 3/31/2012	10.32	0.17	0.33	0.50	(0.17)	(0.03)	(0.20)	10.62	4.89%	76,726	2.07%	1.65%	2.17%	199.30%
Class I:
4/1/2012 - 9/30/2012 (5)	$10.62	$0.16	$0.43	$0.59	($0.16)	$—	($0.16)	$11.05	5.56%	$1,831	0.78%	0.65%	2.99%	92.60%
4/1/2011 - 3/31/2012	10.16	0.36	0.44	0.80	(0.31)	(0.03)	(0.34)	10.62	7.95%	1,292	0.95%	0.65%	3.42%	199.30%
12/31/2010 - 3/31/2011	10.00	0.10	0.15	0.25	(0.09)	—	(0.09)	10.16	2.48%	51,231	1.37%	0.65%	3.87%	142.25%
Advisor Class:
6/29/2012 - 9/30/2012 (5)	$10.79	$0.07	$0.27	$0.34	($0.07)	$—	($0.07)	$11.06	3.19%	$6,304	1.17%	0.90%	2.68%	92.60%

See Notes to Financial Statements	See explanation of references on B-12

B-11

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)		Net Realized and Unrealized Gain (Loss)		Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions		Net Asset Value, End of Year or Period	Total Returns (2)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Expenses After Expense Reductions to Average Net Assets (3), (4)	Ratios of Net Investment Income (Loss) to Average Net Assets (3)		Portfolio Turnover Rates
PL Strategic Income Fund (6)
Class A:
6/29/2012 - 9/30/2012 (5)	$10.53	$0.13		$0.43		$0.56	($0.12)		$—	($0.12)		$10.97	5.31%	$3,194	1.47%	1.05%	4.50%		181.08%
Class C:
6/29/2012 - 9/30/2012 (5)	$10.53	$0.11		$0.42		$0.53	($0.10)		$—	($0.10)		$10.96	5.09%	$1,851	2.22%	1.80%	3.77%		181.08%
Class I:
4/1/2012 - 9/30/2012 (5)	$10.40	$0.27		$0.52		$0.79	($0.28)		$—	($0.28)		$10.91	7.70%	$20,314	1.37%	0.80%	5.01%		181.08%
12/19/2011 - 3/31/2012	10.00	0.14		0.38		0.52	(0.12)		—	(0.12)		10.40	5.22%	17,796	1.78%	0.80%	4.84%		155.66%
Advisor Class:
6/29/2012 - 9/30/2012 (5)	$10.53	$0.12		$0.43		$0.55	($0.11)		$—	($0.11)		$10.97	5.28%	$222	1.47%	1.05%	4.45%		181.08%
PL Floating Rate Income Fund (7)
Class A:
4/1/2012 - 9/30/2012 (5)	$10.07	$0.23		$0.21		$0.44	($0.22)		$—	($0.22)		$10.29	4.38%	$38,419	1.46%	1.05%	4.45%		99.02%
12/30/2011 - 3/31/2012	9.81	0.13		0.24		0.37	(0.11)		—	(0.11)		10.07	3.79%	12,071	1.55%	1.05%	5.33%		139.00%
Class C:
4/1/2012 - 9/30/2012 (5)	$10.07	$0.19		$0.21		$0.40	($0.18)		$—	($0.18)		$10.29	4.05%	$19,045	2.21%	1.80%	3.71%		99.02%
12/30/2011 - 3/31/2012	9.81	0.11		0.25		0.36	(0.10)		—	(0.10)		10.07	3.68%	3,372	2.30%	1.80%	4.61%		139.00%
Class I:
4/1/2012 - 9/30/2012 (5)	$10.08	$0.24		$0.22		$0.46	($0.23)		$—	($0.23)		$10.31	4.58%	$37,333	1.06%	0.80%	4.65%		99.02%
6/30/2011 - 3/31/2012	10.00	0.34		0.06		0.40	(0.32)		—	(0.32)		10.08	4.11%	41,834	1.24%	0.80%	4.60%		139.00%
Advisor Class:
6/29/2012 - 9/30/2012 (5)	$10.12	$0.14		$0.17		$0.31	($0.11)		$—	($0.11)		$10.32	3.09%	$1,418	1.39%	1.05%	5.21%		99.02%
PL High Income Fund (6)
Class A:
6/29/2012 - 9/30/2012 (5)	$10.57	$0.15		$0.43		$0.58	($0.15)		$—	($0.15)		$11.00	5.49%	$1,643	1.73%	1.05%	5.61%		83.64%
Class C:
6/29/2012 - 9/30/2012 (5)	$10.57	$0.13		$0.43		$0.56	($0.14)		$—	($0.14)		$10.99	5.32%	$1,134	2.48%	1.80%	4.76%		83.64%
Class I:
4/1/2012 - 9/30/2012 (5)	$10.58	$0.33		$0.38		$0.71	($0.36)		$—	($0.36)		$10.93	6.73%	$8,219	2.04%	0.80%	6.19%		83.64%
12/19/2011 - 3/31/2012	10.00	0.20		0.55		0.75	(0.17)		—	(0.17)		10.58	7.50%	7,523	2.82%	0.80%	6.73%		92.87%
Advisor Class:
6/29/2012 - 9/30/2012 (5)	$10.57	$0.16		$0.42		$0.58	($0.14)		$—	($0.14)		$11.01	5.52%	$5	1.73%	1.05%	5.64%		83.64%
PL Money Market Fund (8)
Class A:
4/1/2012 - 9/30/2012 (5)	$1.00	$—		$—		$—	$—		$—	$—		$1.00	0.00%	$28,988	1.10%	0.12%	0.00%		N/A
4/1/2011 - 3/31/2012	1.00	(0.00	)(9)	(0.00	)(9)	0.00	—		—	—		1.00	0.00%	32,068	1.01%	0.11%	(0.00	%)(9)	N/A
4/1/2010 - 3/31/2011	1.00	(0.00	)(9)	0.00	(9)	0.00	—		—	—		1.00	0.00%	38,443	1.00%	0.24%	(0.00	%)(9)	N/A
4/1/2009 - 3/31/2010	1.00	(0.00	)(9)	0.00	(9)	0.00	(0.00	)(9)	—	(0.00	)(9)	1.00	0.03%	34,669	1.09%	0.36%	(0.00	%)(9)	N/A
4/1/2008 - 3/31/2009	1.00	0.01		0.00	(9)	0.01	(0.01)		—	(0.01)		1.00	1.27%	55,424	1.18%	0.78%	1.22%		N/A
4/1/2007 - 3/31/2008	1.00	0.04		0.00	(9)	0.04	(0.04)		—	(0.04)		1.00	3.90%	42,636	1.28%	0.95%	3.68%		N/A
Class B:
6/29/2012 - 9/30/2012 (5)	$1.00	$—		$—		$—	$—		$—	$—		$1.00	0.00%	$332	1.84%	0.12%	0.00%		N/A
Class C:
6/29/2012 - 9/30/2012 (5)	$1.00	$—		$—		$—	$—		$—	$—		$1.00	0.00%	$727	1.84%	0.12%	0.00%		N/A
(1)	Net investment income (loss) per share has been calculated using the average shares method except for the PL Money Market Fund.
(2)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after any advisory fee waivers, adviser expense reimbursements, administration fee waivers, and service fee waivers, as discussed in Note 6B in Notes to Financial Statements. The expense ratios for all the PL Portfolio Optimization Funds do not include expenses of the underlying funds (see Note 1 in Notes to Financial Statements) in which the PL Portfolio Optimization Funds invest.
(5)	Unaudited.
(6)	Class A, Class C and Advisor Class shares of the PL Short Duration Income, PL Strategic Income and PL High Income Funds commenced operations on June 29, 2012.
(7)	Advisor Class shares of the PL Income and PL Floating Rate Income Funds commenced operations on June 29, 2012.
(8)	Class B and Class C shares of the PL Money Market Fund commenced operations on June 29, 2012.
(9)	Amount represents less than $0.005 per share or less than 0.005%.

See Notes to Financial Statements

B-12

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of September 30, 2012, the Trust was comprised of twenty-nine separate funds, eleven of which are presented in this report (each individually, a “Fund”, and collectively the “Funds”): PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”); and the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL High Income Fund and PL Money Market Fund.

The Portfolio Optimization Funds offer Class A, Class B, Class C and Class R shares. Each class is distinguished by its applicable sales charges and distribution and/or service fees and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R shares are sold at net asset value (“NAV”) without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase.

The PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund and PL High Income Fund offer Class A, Class C, Class I and Advisor Class shares. Each class is distinguished by its level of distribution and/or service fees and in general: (i) Class A shares of the PL Short Duration Income and PL Floating Rate Income Funds are subject to a maximum 3.00% front-end sales charge, and Class A shares of the PL Income, PL Strategic Income and PL High Income Funds are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; (iii) Class I shares and Advisor Class shares are sold at NAV without an initial sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase.

The PL Money Market Fund offers Class A, Class B and Class C shares which are sold at NAV without an initial sales charge. Class B shares are subject to a maximum 5.00% CDSC. Class C shares are subject to a maximum 1.00% CDSC.

The Trust’s distributor receives all net commissions (front-end sales charges and CDSC) from the sales of all applicable share classes (see Note 5).

The Portfolio Optimization Funds invest their assets in Class P shares of other funds of the Trust (collectively, the “PL Underlying Funds”).

The semi-annual report for the PL Underlying Funds is not included in this report; there is a separate semi-annual report for the PL Underlying Funds, which is available without charge. For information on how to obtain the annual report for the PL Underlying Funds, see the Where to Go for More Information section of this report on page D-3.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes.

B. DISTRIBUTIONS TO SHAREHOLDERS

The Funds declare and pay dividends on net investment income at least annually, except for the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL High Income Fund and PL Money Market Fund. Dividends, if any, are generally declared and paid monthly for the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund and PL High Income Fund and declared daily and paid monthly for the PL Money Market Fund. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders. All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, initially expressed in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

C-1

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as Fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing and support services (see Note 5). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the ASU requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact, if any, that the implementation of this ASU will have on the Trust’s financial statement disclosures.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY AND PROCEDURES

The Trust’s Board of Trustees (the “Board”) has adopted procedures (“Trust Procedures”) for determining the value of its investments each business day. Under the Trust Procedures, the Board has delegated its authority to a Trustee Valuation Committee or another valuation committee to determine the value of each Fund’s assets each business day. Each valuation committee that values each Fund’s investments does so in accordance with the Trust Procedures, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund is divided into shares. The price per share of each class of a Fund’s shares is called the NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds), subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of the PL Underlying Funds, which are valued at their respective NAV’s at the time of computation.

Money Market Instruments and Short-Term Investments

The investments of the PL Money Market Fund and money market and short-term investments in other Funds maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

C-2

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Domestic Equity Investments

For domestic equity investments (including exchange-traded futures and options), the Funds use the last reported sale price or official closing price as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by benchmark, matrix, or other pricing processes approved by the Board.

Investment Values Determined by a Valuation Committee

The Trust Procedures include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Trust Procedures provide that the value of such investments may be determined in accordance with alternative valuation methodologies. Under the Trust Procedures these alternative methodologies may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee or determined by a valuation committee established under the Trust Procedures and then subsequently approved by the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Trust Procedures, a valuation oversight committee (“VOC”) has been established which determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s adviser, its administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 - Quoted	prices (unadjusted) in active markets for identical investments

• Level 2 - Significant	observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 - Significant	unobservable inputs that are not corroborated by observable market data

The VOC reviews the Trust Procedures periodically (at least annually) to determine the validity and accuracy of the inputs and methodologies used to value each Fund’s investments. The VOC also periodically re-evaluates how each Fund’s investments are characterized within the three-tier hierarchy and the validity of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the methodologies used to value Level 3 investments to substantiate the unobservable inputs used to value those investments. Such back-testing includes comparing Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Trust Procedures are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board. In addition, all investments categorized as Level 3 under the three-tier hierarchy are reported to the Chairman of the Audit Committee on a quarterly basis and such report includes the inputs and methodologies used to value those investments.

The inputs or methodologies used for valuing each Fund’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A summary of each Fund’s investments as of September 30, 2012 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from

C-3

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information and options-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and options-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of assets owned by a Fund may move up or down and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair the Adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds are exposed to the same risks as the PL Underlying Funds in direct proportion to the allocation of assets among those funds. The semi-annual report for the PL Underlying Funds contains information about the risks associated with investing in the PL Underlying Funds. Allocations among the PL Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PL Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PL Underlying Funds (See Note 6C).

Equity Investments

The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the General Investment Risk factors noted above.

C-4

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile. The foreign investments of the PL Money Market Fund must be denominated in U.S. dollars.

Illiquid Investments

Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the PL Money Market Fund), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each Fund as of September 30, 2012 was less than 15% of its net assets (5% of total assets for the PL Money Market Fund).

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2012, no participation interest in Senior Loans was held by any of the Funds covered in this report.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the United States Government may be subject to a greater risk of default. U.S. Government securities may include zero

C-5

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

5. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as investment adviser to the Trust. PLFA manages the Portfolio Optimization Funds. PLFA also manages the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL High Income Fund and PL Money Market Fund under the name Pacific Asset Management. PLFA receives advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PL Portfolio Optimization Conservative	0.20%	PL Portfolio Optimization Aggressive	0.20%	PL Floating Rate Income	0.65%
PL Portfolio Optimization Moderate-Conservative	0.20%	PL Short Duration Income	0.40%	PL High Income	0.60%
PL Portfolio Optimization Moderate	0.20%	PL Income	0.50%	PL Money Market	See (1)
PL Portfolio Optimization Moderate-Aggressive	0.20%	PL Strategic Income	0.60%

(1)	An annual rate of 0.20% of the first $250 million of the average daily net assets, 0.15% of the next $250 million, and 0.10% in excess of $500 million.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. During the reporting period, the Trust paid the Administrator an administration fee at an annual rate of 0.15% for each class of the Portfolio Optimization Funds (which invest in the PL Underlying Funds that also have an administration fee at an annual rate of 0.15%) and Class I shares of the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund and PL High Income Fund. The Trust also compensated the Administrator at an annual rate of 0.30% for each class of the PL Money Market Fund and Class A, Class C and Advisor Class shares of the PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund and PL High Income Fund. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor received distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 under the 1940 Act (together the “12b-1 Plans”) for Class B, C and R shares. The Distributor also received service fees pursuant to a Class A Service Plan (“Class A Plan”) and an Advisor Class Service Plan (“Advisor Class Plan”) which were not adopted in accordance with Rule 12b-1 under the 1940 Act. Under the 12b-1 Plans, each Fund paid to the Distributor both distribution and service fees at an annual rate expressed as a percentage of average daily net assets. The distribution fee was 0.75% for Class B and C shares and 0.25% for R shares.

The service fee was 0.25% for Class B, C, and R shares. Under the Class A Plan and the Advisor Class Plan, each Fund paid the Distributor service fees at an annual rate of 0.25% of the average daily net assets attributable to the applicable share class. Effective October 1, 2012, the Advisor Class Plan will be terminated and the related 0.25% service fee imposed under that plan will be eliminated. There are no distribution and service fees for Class I shares. The distribution and service fees were accrued daily. For the six-month period ended September 30, 2012, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $10,390,579 from the sale of Class A shares and received $443,151 in CDSC from redemptions of Class A, B and C shares.

C-6

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser, the Distributor and Pacific Life are related parties. The advisory fees paid to the Adviser, the administration fees paid to Pacific Life, the distribution and service fees paid to the Distributor, including any fee waivers, and expenses for support services paid to PLFA and Pacific Life (see Note 5) by each Fund covered in this report for the six-month period ended September 30, 2012 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2012 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to, administration fees, organizational expenses, custody expenses, expenses for audit, tax and certain legal services, preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents as applicable, independent trustees’ fees and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest; taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses and extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The current expense cap for each Portfolio Optimization Fund is 0.15% through June 30, 2015 and 0.30% thereafter through June 30, 2022. The current expense cap for the PL Short Duration Income Fund, PL Strategic Income Fund and PL High Income Fund is 0.20% through June 30, 2015. The current expense cap for the PL Income Fund is 0.15% through June 30, 2014 and 0.20% thereafter through June 30, 2015. The current expense cap for the PL Floating Rate Income Fund is 0.15% through December 31, 2014 and 0.20% thereafter through June 30, 2015. The current expense cap for the PL Money Market Fund is 0.30% through June 30, 2013. There is no guarantee that PLFA will continue to reimburse expenses upon the expiration of the applicable expense caps.

Any expense reimbursements are subject to repayment to PLFA for a period of time as permitted under regulatory and accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place) to the extent such expenses fall below the current expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap. There was no recoupment of expense reimbursement by PLFA from any Funds covered in this report during the six-month period ended September 30, 2012.

For the PL Money Market Fund, in addition to the above expense cap, PLFA, the Administrator and/or the Distributor have agreed, temporarily, to waive all or a portion of their fees, to the extent necessary to prevent the Fund’s expenses from exceeding earnings (i.e., to prevent the Fund from having a negative yield). However, there can be no assurance that a negative yield will not occur. Any fee waivers for the PL Money Market Fund are not subject to repayment to PLFA, the Administrator and/or the Distributor. There is no guarantee that PLFA, the Administrator, and/or the Distributor will continue to waive a portion of their fees in the future.

The investment adviser expense reimbursement, the advisory fee waiver, the administration fee waiver, and the service fee waiver, if any, of each of the applicable Funds covered in this report for the six-month period ended September 30, 2012 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of September 30, 2012 are presented in the Statements of Assets and Liabilities.

The cumulative reimbursement and fee reduction amounts, if any, as of September 30, 2012 that are subject to repayment for each Fund covered in this report are as follows:

	Expiration Date
Funds	3/31/2013	3/31/2014	3/31/2015	3/31/2016
PL Portfolio Optimization Conservative	$592,826	$486,514	$406,199	$228,297
PL Portfolio Optimization Moderate-Conservative	678,602	467,467	416,693	225,080
PL Portfolio Optimization Moderate	2,044,114	1,294,312	1,027,703	541,452
PL Portfolio Optimization Moderate-Aggressive	1,951,672	1,124,694	807,014	400,901
PL Portfolio Optimization Aggressive	851,173	477,661	316,090	149,714
PL Short Duration Income			42,485	47,624
PL Income		85,763	651,413	579,634
PL Strategic Income			45,025	55,804
PL Floating Rate Income			123,956	124,881
PL High Income			42,254	49,623
PL Money Market	147,762	112,758	93,514	54,025

Total	$6,266,149	$4,049,169	$3,972,346	$2,457,035

Due to the current regulatory and accounting guidance, all expense reimbursements made by the investment adviser for the period September 28, 2001 (the Pacific Life Funds’ commencement date of operations) to March 31, 2009 expired for future recoupment as of March 31, 2012. Based on the Trust’s experience, the likelihood of repayment by a Fund for the amounts presented in the table above prior to the expiration is considered remote and no liabilities for such repayments were recorded by any Fund as of September 30, 2012.

C-7

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2012, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C and R) owned Class P shares in each of the applicable affiliated PL Underlying Funds. A summary of transactions for the six-month period ended September 30, 2012 and total investments by each of the Portfolio Optimization Funds in each PL Underlying Fund as of September 30, 2012 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2012	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2012
						Ending Value	Shares Balance	Ownership Percentage
PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$35,101,966	$3,712,919	$10,632,839	$25,128	$767,382	$28,974,556	2,788,696	29.09%
PL Inflation Managed	68,199,217	8,152,106	25,837,368	957,122	2,868,163	54,339,240	4,745,785	30.69%
PL Managed Bond	145,233,374	20,322,183	3,901,484	(20,937)	7,993,311	169,626,447	14,827,487	29.88%
PL Short Duration Bond	53,261,770	21,739,426	852,904	(682)	992,868	75,140,478	7,352,297	33.12%
PL Emerging Markets Debt	—	27,609,900	230,392	2,088	1,570,800	28,952,396	2,731,358	33.78%
PL Comstock	15,809,818	5,852,768	509,376	8,328	830,268	21,991,806	1,720,799	8.28%
PL Large-Cap Growth	8,315,703	2,071,914	564,697	39,998	117,672	9,980,590	969,931	7.37%
PL Large-Cap Value	19,630,552	3,197,814	3,373,710	114,526	740,182	20,309,364	1,589,152	6.15%
PL Main Street Core	7,786,550	1,329,821	168,116	(473)	258,352	9,206,134	802,627	4.30%
PL Mid-Cap Equity	11,699,118	2,015,489	6,506,170	391,725	(1,053,126)	6,547,036	668,065	5.09%
PL Mid-Cap Growth	—	7,162,548	54,855	(1,311)	48,894	7,155,276	886,651	11.54%
PL International Large-Cap	11,739,271	3,080,805	266,766	(21,333)	222,705	14,754,682	984,302	6.73%
PL International Value	7,620,789	2,038,880	410,930	(8,928)	(21,302)	9,218,509	1,097,442	6.07%
	$384,398,128	$108,286,573	$53,309,607	$1,485,251	$15,336,169	$456,196,514

PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$26,122,815	$3,178,137	$3,505,096	($7,096)	$727,400	$26,516,160	2,552,085	26.63%
PL Inflation Managed	51,388,726	5,619,849	17,391,005	568,140	2,360,128	42,545,838	3,715,794	24.02%
PL Managed Bond	103,929,699	11,607,052	8,729,104	41,831	5,488,810	112,338,288	9,819,780	19.79%
PL Short Duration Bond	37,087,423	15,838,780	260,522	(83)	708,297	53,373,895	5,222,495	23.53%
PL Emerging Markets Debt	—	13,528,885	53,419	783	798,449	14,274,698	1,346,670	16.65%
PL Comstock	22,937,445	5,898,958	143,363	(2,929)	999,040	29,689,151	2,323,095	11.19%
PL Growth LT	8,162,251	—	5,544,327	555,269	(892,964)	2,280,229	173,270	5.58%
PL Large-Cap Growth	16,703,941	1,497,568	218,543	6,417	57,006	18,046,389	1,753,779	13.32%
PL Large-Cap Value	30,886,858	6,056,266	211,609	(1,096)	1,552,074	38,282,493	2,995,500	11.60%
PL Main Street Core	19,364,841	5,615,885	141,749	1,081	801,710	25,641,768	2,235,551	11.96%
PL Mid-Cap Equity	15,326,405	1,473,041	7,151,460	(13,811)	(863,888)	8,770,287	894,927	6.83%
PL Mid-Cap Growth	8,475,728	514,031	3,200,462	(328,912)	(431,050)	5,029,335	623,214	8.11%
PL Small-Cap Growth	—	5,736,578	21,044	72	206,616	5,922,222	502,735	13.50%
PL Small-Cap Value	3,730,125	660,608	22,005	(1,102)	71,514	4,439,140	416,821	4.11%
PL Emerging Markets	4,088,047	3,864,300	55,683	(6,293)	295,326	8,185,697	600,124	7.70%
PL International Large-Cap	20,120,603	2,380,626	164,852	(11,685)	30,908	22,355,600	1,491,368	10.20%
PL International Value	11,742,921	4,471,321	93,821	(16,021)	(18,380)	16,086,020	1,915,002	10.60%
	$380,067,828	$87,941,885	$46,908,064	$784,565	$11,890,996	$433,777,210

PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$50,882,158	$3,690,949	$11,692,912	$12,260	$1,202,276	$44,094,731	4,243,959	44.28%
PL Inflation Managed	111,021,687	8,132,205	66,752,550	3,651,779	1,972,854	58,025,975	5,067,771	32.76%
PL Managed Bond	172,681,481	21,595,996	3,811,353	41,645	9,374,701	199,882,470	17,472,244	35.21%
PL Short Duration Bond	50,536,332	28,426,789	243,293	68	1,034,176	79,754,072	7,803,725	35.16%
PL Emerging Markets Debt	—	31,144,789	92,715	1,165	1,855,138	32,908,377	3,104,564	38.39%
PL Comstock	80,926,793	17,433,924	306,444	(44,501)	3,256,733	101,266,505	7,923,827	38.17%
PL Growth LT	40,803,800	1,488,007	28,743,305	1,769,536	(3,446,134)	11,871,904	902,120	29.10%
PL Large-Cap Growth	53,695,918	3,263,607	244,478	(3,924)	154,956	56,866,079	5,526,344	41.98%
PL Large-Cap Value	102,395,841	21,661,329	390,781	(2,987)	5,155,104	128,818,506	10,079,695	39.02%
PL Main Street Core	72,466,065	10,066,869	256,549	2,762	2,147,737	84,426,884	7,360,670	39.39%
PL Mid-Cap Equity	61,135,915	3,822,580	11,426,235	(1,137,845)	(2,037,440)	50,356,975	5,138,467	39.20%
PL Mid-Cap Growth	21,228,466	—	5,558,610	(750,692)	(1,185,845)	13,733,319	1,701,774	22.14%
PL Small-Cap Growth	10,181,466	2,893,131	40,623	(1,057)	40,965	13,073,882	1,109,837	29.82%
PL Small-Cap Value	30,238,045	8,062,660	118,779	(4,923)	597,387	38,774,390	3,640,788	35.91%
PL Real Estate	20,203,471	700,494	68,885	4,526	445,978	21,285,584	1,652,607	39.93%
PL Emerging Markets	31,173,205	12,209,926	131,141	(18,613)	1,161,206	44,394,583	3,254,735	41.74%
PL International Large-Cap	82,466,664	6,173,342	241,543	(33,965)	(84,438)	88,280,060	5,889,264	40.26%
PL International Value	30,144,471	23,325,067	158,956	(67,683)	433,493	53,676,392	6,390,047	35.36%
	$1,022,181,778	$204,091,664	$130,279,152	$3,417,551	$22,078,847	$1,121,490,688

C-8

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2012	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2012
						Ending Value	Shares Balance	Ownership Percentage
PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$57,292,440	$3,834,755	$41,685,756	$2,562,388	$192,511	$22,196,338	1,938,545	12.53%
PL Managed Bond	57,670,797	17,619,857	902,128	1,321	3,525,173	77,915,020	6,810,754	13.72%
PL Short Duration Bond	14,493,982	4,037,896	198,737	18	252,694	18,585,853	1,818,577	8.19%
PL Emerging Markets Debt	—	9,130,086	91,532	3,585	542,528	9,584,667	904,214	11.18%
PL Comstock	66,059,556	17,251,012	876,715	(116,893)	2,878,660	85,195,620	6,666,324	32.11%
PL Growth LT	44,915,791	—	22,476,744	626,336	(1,954,181)	21,111,202	1,604,195	51.75%
PL Large-Cap Growth	38,341,867	1,120,916	515,757	7,818	(2,173)	38,952,671	3,785,488	28.75%
PL Large-Cap Value	81,402,000	22,792,542	1,110,657	(6,347)	4,301,273	107,378,811	8,402,098	32.52%
PL Main Street Core	67,171,262	1,924,250	748,054	20,244	1,357,274	69,724,976	6,078,899	32.53%
PL Mid-Cap Equity	57,904,304	2,973,710	12,376,200	(1,373,505)	(1,705,599)	45,422,710	4,634,970	35.36%
PL Mid-Cap Growth	29,526,051	2,453,143	4,781,108	(796,509)	(1,873,650)	24,527,927	3,039,396	39.55%
PL Small-Cap Growth	14,442,682	846,309	163,533	6,330	(74,615)	15,057,173	1,278,198	34.34%
PL Small-Cap Value	35,788,864	9,964,651	479,241	(16,006)	713,451	45,971,719	4,316,593	42.58%
PL Real Estate	22,694,774	17,371	318,597	7,386	515,986	22,916,920	1,779,264	42.99%
PL Emerging Markets	36,453,408	2,693,738	408,832	(50,687)	489,663	39,177,290	2,872,335	36.84%
PL International Large-Cap	66,066,327	4,679,260	735,897	(74,808)	(201,495)	69,733,387	4,651,994	31.80%
PL International Value	42,879,424	11,914,968	561,007	(322,492)	(243,110)	53,667,783	6,389,022	35.35%
	$733,103,529	$113,254,464	$88,430,495	$478,179	$8,714,390	$767,120,067

PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$7,013,338	$1,340,395	$762,291	$14,278	$363,299	$7,969,019	696,593	1.40%
PL Comstock	21,587,180	5,743,850	999,869	(58,407)	918,668	27,191,422	2,127,654	10.25%
PL Growth LT	14,466,008	194,356	8,627,793	1,002,841	(1,500,474)	5,534,938	420,588	13.57%
PL Large-Cap Growth	12,173,884	318,278	841,898	112,465	(133,209)	11,629,520	1,130,177	8.58%
PL Large-Cap Value	28,681,436	6,597,849	1,317,536	(23,645)	1,416,659	35,354,763	2,766,413	10.71%
PL Main Street Core	26,682,081	1,025,926	2,789,483	(66,455)	478,681	25,330,750	2,208,435	11.82%
PL Mid-Cap Equity	19,035,285	672,367	1,393,460	(102,988)	(837,334)	17,373,870	1,772,844	13.52%
PL Mid-Cap Growth	14,338,560	1,014,981	2,476,150	(287,886)	(1,018,497)	11,571,008	1,433,830	18.66%
PL Small-Cap Growth	11,735,785	363,641	2,147,578	151,359	(306,907)	9,796,300	831,605	22.34%
PL Small-Cap Value	16,400,533	2,978,638	804,050	(35,536)	251,725	18,791,310	1,764,442	17.40%
PL Real Estate	9,772,549	30,843	904,572	39,418	168,516	9,106,754	707,046	17.08%
PL Emerging Markets	13,759,699	1,257,840	541,600	(43,550)	158,987	14,591,376	1,069,749	13.72%
PL International Large-Cap	23,517,244	1,697,752	920,861	(41,345)	(102,157)	24,150,633	1,611,116	11.01%
PL International Value	18,741,800	1,595,522	743,112	(360,019)	(70,653)	19,163,538	2,281,374	12.62%
	$237,905,382	$24,832,238	$25,270,253	$300,530	($212,696)	$237,555,201

As of September 30, 2012, Pacific Life owned the following percentages of the total (aggregate of Class A, C, I and Adviser Class) shares outstanding of each of the following Funds:

Fund	Ownership Percentage
PL Short Duration Income	76.91%
PL Strategic Income	75.02%
PL Floating Rate Income	31.08%
PL High Income	73.21%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of Class A shares of the corresponding Portfolio Optimization Funds, PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL High Income Fund and/or PL Money Market Fund, and/or Class P shares of the corresponding PL Underlying Funds without a sales load. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or deprecation on a Fund’s DCP Liability account is recorded as an increase or decrease to expense (trustees’ fees and expenses). For the six-month period ended September 30, 2012, such expenses were increased by $270 for all applicable Funds covered in this report as a result of the market value appreciation on such accounts. As of September 30, 2012, the total amount in the DCP Liability accounts was $7,613 for all applicable Funds covered in this report.

C-9

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

7. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2012, PL Floating Rate Income Fund had an unfunded loan commitment of $134,000 (see details in Note (c) in the Notes to Schedule of Investments).

8. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investments (excluding short-term investments and the PL Money Market Fund since it trades exclusively in short-term debt investments) for the six-month period ended September 30, 2012, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PL Portfolio Optimization Conservative	$—	$—	$108,286,573	$53,309,607
PL Portfolio Optimization Moderate-Conservative	—	—	87,941,885	46,908,064
PL Portfolio Optimization Moderate	—	—	204,091,664	130,279,152
PL Portfolio Optimization Moderate-Aggressive	—	—	113,254,464	88,430,495
PL Portfolio Optimization Aggressive	—	—	24,832,238	25,270,253
PL Short Duration Income	—	—	15,038,199	11,506,308
PL Income	19,917,861	19,583,449	489,905,073	346,134,075
PL Strategic Income	725,625	200,172	39,622,949	34,546,276
PL Floating Rate Income	—	—	103,490,755	71,945,111
PL High Income	—	—	9,013,883	6,589,253

9. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2012, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

C-10

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2012:

		Distributable Earnings		Late Year Ordinary and Post-October Losses Deferral
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses	Short-Term Capital Losses	Total
PL Portfolio Optimization Conservative	$—	$—	$867,444	($501,898)	($146,895)	($648,793)
PL Portfolio Optimization Moderate-Conservative	(4,252,819)	263,341	—	—	(125,683)	(125,683)
PL Portfolio Optimization Moderate	(20,077,747)	1,678,069	—	—	(452,803)	(452,803)
PL Portfolio Optimization Moderate-Aggressive	(34,120,255)	1,546,988	—	—	(197,311)	(197,311)
PL Portfolio Optimization Aggressive	(26,793,781)	410,296	—	—	(203,208)	(203,208)
PL Short Duration Income	—	64,048	—	—	—	—
PL Income	—	3,329,767	126,335	—	—	—
PL Strategic Income	—	268,111	—	—	—	—
PL Floating Rate Income	(58,735)	50,152	—	—	—	—
PL High Income	—	140,802	—	—	—	—
PL Money Market	(149)	—	—	(383)	—	(383)

Accumulated capital losses represent net capital loss carryovers as of March 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), each Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. Each Fund’s first fiscal year end subject to the Modernization Act is March 31, 2012. The following table shows the expiration dates for capital loss carryover from pre-enactment taxable years and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2012:

	Pre-Enactment			Post-Enactment
				Unlimited Period of Net		Accumulated
	Net Capital Loss Carryover Expiring in			Capital Loss Carryover		Capital Loss
Fund	2017	2018	2019	Short-Term	Long-Term	Carryover
PL Portfolio Optimization Moderate-Conservative	$—	($4,252,819)	$—	$—	$—	($4,252,819)
PL Portfolio Optimization Moderate	—	(16,205,051)	(3,872,696)	—	—	(20,077,747)
PL Portfolio Optimization Moderate-Aggressive	—	(30,011,150)	(4,109,105)	—	—	(34,120,255)
PL Portfolio Optimization Aggressive	(951,758)	(22,811,627)	(3,030,396)	—	—	(26,793,781)
PL Floating Rate Income	—	—	—	(58,735)	—	(58,735)
PL Money Market	—	—	—	(149)	—	(149)

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of September 30, 2012, were as follows:

Fund	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)
PL Portfolio Optimization Conservative	$417,590,077	$38,606,437	$—	$38,606,437	$—	$38,606,437
PL Portfolio Optimization Moderate-Conservative	390,806,516	42,970,694	—	42,970,694	—	42,970,694
PL Portfolio Optimization Moderate	998,766,342	122,724,346	—	122,724,346	—	122,724,346
PL Portfolio Optimization Moderate-Aggressive	678,831,079	91,644,977	(3,355,989)	88,288,988	—	88,288,988
PL Portfolio Optimization Aggressive	206,716,221	31,497,560	(658,580)	30,838,980	—	30,838,980
PL Short Duration Income	17,199,418	329,347	—	329,347	—	329,347
PL Income	506,078,729	13,079,612	(510,430)	12,569,182	—	12,569,182
PL Strategic Income	24,497,591	997,789	(100,408)	897,381	4	897,385
PL Floating Rate Income	104,798,864	1,472,636	(240,482)	1,232,154	3,000	1,235,154
PL High Income	11,239,200	454,201	(23,851)	430,350	2	430,352
PL Money Market	30,250,047	—	—	—	—	—

(1)	Other includes net appreciation on unfunded loan commitments and foreign currency transactions.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Each Fund is required to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. As a result of each Fund’s evaluation, as of and during the six-month period ended September 30, 2012, each Fund did not record a liability for any unrecognized tax benefits. Each Fund’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense. During the six-month period ended September 30, 2012, none of the Funds covered in this report incurred any interest or penalties. Each Fund is also

C-11

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Each Fund remains subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Delaware) for the tax years ended March 31, 2009 through March 31, 2012 for Federal purposes and March 31, 2008 through March 31, 2012 for State purposes.

10. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gain distributions to shareholders during the six-month period ended September 30, 2012 and the year or period ended March 31, 2012, were as follows:

	For the Six-Month Period Ended September 30, 2012			For the Year or Period Ended March 31, 2012
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Total Distributions
PL Portfolio Optimization Conservative	$—	$—	$—	$7,728,384	$866,047	$8,594,431
PL Portfolio Optimization Moderate-Conservative	—	—	—	5,748,565	—	5,748,565
PL Portfolio Optimization Moderate	—	—	—	10,718,539	—	10,718,539
PL Portfolio Optimization Moderate-Aggressive	—	—	—	4,781,380	—	4,781,380
PL Portfolio Optimization Aggressive	—	—	—	575,812	—	575,812
PL Short Duration Income	164,874	—	164,874	59,453	—	59,453
PL Income	5,245,978	—	5,245,978	5,113,218	—	5,113,218
PL Strategic Income	520,521	—	520,521	190,597	—	190,597
PL Floating Rate Income	1,677,352	—	1,677,352	1,286,518	—	1,286,518
PL High Income	275,596	—	275,596	117,780	—	117,780

11. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for six-month period ended September 30, 2012 and the year or periods ended March 31, 2012 were as follows:

	PL Portfolio Optimization Conservative Fund		PL Portfolio Optimization Moderate-Conservative Fund		PL Portfolio Optimization Moderate Fund		PL Portfolio Optimization Moderate-Aggressive Fund
	Six-Month Period Ended 9/30/2012	Year Ended 3/31/2012	Six-Month Period Ended 9/30/2012	Year Ended 3/31/2012	Six-Month Period Ended 9/30/2012	Year Ended 3/31/2012	Six-Month Period Ended 9/30/2012	Year Ended 3/31/2012
Class A
Shares sold	4,700,664	9,414,786	3,807,509	7,831,859	7,801,799	18,477,094	3,956,930	10,012,961
Dividends and distribution reinvested	—	365,940	—	271,273	—	571,355	—	296,921
Shares repurchased	(2,356,645)	(5,234,709)	(1,864,147)	(3,599,667)	(4,075,456)	(9,238,552)	(2,570,974)	(5,875,333)
Net increase	2,344,019	4,546,017	1,943,362	4,503,465	3,726,343	9,809,897	1,385,956	4,434,549
Beginning shares outstanding	16,529,635	11,983,618	16,318,684	11,815,219	42,230,380	32,420,483	29,438,756	25,004,207
Ending shares outstanding	18,873,654	16,529,635	18,262,046	16,318,684	45,956,723	42,230,380	30,824,712	29,438,756
Class B
Shares sold	560,054	1,221,610	610,957	1,382,047	1,357,249	2,768,421	746,945	1,820,845
Dividends and distribution reinvested	—	55,798	—	44,056	—	75,743	—	28,570
Shares repurchased	(202,980)	(322,557)	(291,737)	(409,613)	(693,391)	(1,163,612)	(607,703)	(1,069,955)
Net increase	357,074	954,851	319,220	1,016,490	663,858	1,680,552	139,242	779,460
Beginning shares outstanding	3,022,111	2,067,260	3,560,056	2,543,566	9,485,382	7,804,830	7,802,346	7,022,886
Ending shares outstanding	3,379,185	3,022,111	3,879,276	3,560,056	10,149,240	9,485,382	7,941,588	7,802,346
Class C
Shares sold	3,933,076	7,994,971	2,411,514	5,134,378	4,380,291	9,843,078	2,342,838	5,151,759
Dividends and distribution reinvested	—	265,270	—	142,867	—	217,096	—	67,782
Shares repurchased	(1,577,309)	(4,677,810)	(1,020,976)	(2,262,176)	(2,423,614)	(6,101,604)	(1,602,244)	(3,665,505)
Net increase	2,355,767	3,582,431	1,390,538	3,015,069	1,956,677	3,958,570	740,594	1,554,036
Beginning shares outstanding	14,487,979	10,905,548	12,635,509	9,620,440	30,143,771	26,185,201	20,950,979	19,396,943
Ending shares outstanding	16,843,746	14,487,979	14,026,047	12,635,509	32,100,448	30,143,771	21,691,573	20,950,979
Class R
Shares sold	206,531	463,890	66,866	689,513	347,242	990,223	221,271	777,958
Dividends and distribution reinvested	—	25,463	—	27,509	—	23,691	—	14,124
Shares repurchased	(173,127)	(355,060)	(109,623)	(1,528,021)	(255,622)	(1,106,493)	(212,870)	(1,040,572)
Net increase (decrease)	33,404	134,293	(42,757)	(810,999)	91,620	(92,579)	8,401	(248,490)
Beginning shares outstanding	953,982	819,689	546,947	1,357,946	1,905,643	1,998,222	1,186,539	1,435,029
Ending shares outstanding	987,386	953,982	504,190	546,947	1,997,263	1,905,643	1,194,940	1,186,539

C-12

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	PL Portfolio Optimization Aggressive Fund		PL Short Duration Income Fund (1)		PL Income Fund (2)		PL Strategic Income Fund (3)
	Six-Month Period Ended 9/30/2012	Year Ended 3/31/2012	Six-Month Period Ended 9/30/2012	Period Ended 3/31/2012	Six-Month Period Ended 9/30/2012	Period Ended 3/31/2012	Six-Month Period Ended 9/30/2012	Period Ended 3/31/2012
Class A
Shares sold	1,264,903	2,681,939	183,760		12,647,546	25,930,108	291,945
Dividends and distribution reinvested	—	47,941	271		272,437	224,292	1,267
Shares repurchased	(1,057,081)	(2,280,849)	(704)		(3,929,043)	(3,339,586)	(2,055)
Net increase	207,822	449,031	183,327		8,990,940	22,814,814	291,157
Beginning shares outstanding	9,745,244	9,296,213	—		23,336,646	521,832	—
Ending shares outstanding	9,953,066	9,745,244	183,327		32,327,586	23,336,646	291,157
Class B
Shares sold	195,919	435,514
Dividends and distribution reinvested	—	—
Shares repurchased	(216,099)	(382,304)
Net increase (decrease)	(20,180)	53,210
Beginning shares outstanding	2,603,681	2,550,471
Ending shares outstanding	2,583,501	2,603,681
Class C
Shares sold	737,918	2,135,369	158,555		4,778,439	7,455,154	169,066
Dividends and distribution reinvested	—	—	291		75,987	51,918	666
Shares repurchased	(836,613)	(2,178,209)	(521)		(322,197)	(279,689)	(949)
Net increase (decrease)	(98,695)	(42,840)	158,325		4,532,229	7,227,383	168,783
Beginning shares outstanding	6,240,042	6,282,882	—		7,227,383	—	—
Ending shares outstanding	6,141,347	6,240,042	158,325		11,759,612	7,227,383	168,783
Class R
Shares sold	86,345	360,732
Dividends and distribution reinvested	—	1,331
Shares repurchased	(123,528)	(282,883)
Net increase (decrease)	(37,183)	79,180
Beginning shares outstanding	533,714	454,534
Ending shares outstanding	496,531	533,714
Class I
Shares sold			18,026	1,202,305	66,000	103,371	104,305	1,692,857
Dividends and distribution reinvested			15,279	5,874	1,823	91,641	45,982	18,364
Shares repurchased			—	—	(23,804)	(5,117,325)	—	—
Net increase (decrease)			33,305	1,208,179	44,019	(4,922,313)	150,287	1,711,221
Beginning shares outstanding			1,208,179	—	121,696	5,044,009	1,711,221	—
Ending shares outstanding			1,241,484	1,208,179	165,715	121,696	1,861,508	1,711,221
Advisor Class
Shares sold			8,197		575,201		20,660
Dividends and distribution reinvested			14		2,698		93
Shares repurchased			—		(8,020)		(478)
Net increase			8,211		569,879		20,275
Beginning shares outstanding			—		—		—
Ending shares outstanding			8,211		569,879		20,275

(1)	Class I shares of the PL Short Duration Income Fund commenced operations on December 19, 2011, and Class A, Class C and Advisor Class shares commenced operations on June 29, 2012.
(2)	Class C shares of the PL Income Fund commenced operations on June 30, 2011 and Advisor Class shares commenced operations on June 29, 2012.
(3)	Class I shares of the PL Strategic Income Fund commenced operations on December 19, 2011, and Class A, Class C and Advisor Class shares commenced operations on June 29, 2012.

C-13

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	PL Floating Rate Income Fund (1)		PL High Income Fund (2)		PL Money Market Fund (3)
	Six-Month Period Ended 9/30/2012	Period Ended 3/31/2012	Six-Month Period Ended 9/30/2012	Period Ended 3/31/2012	Six-Month Period Ended 9/30/2012	Year Ended 3/31/2012
Class A
Shares sold	2,797,279	1,196,731	149,477		23,344,555	45,578,881
Dividends and distribution reinvested	38,332	4,943	648		—	—
Shares repurchased	(302,585)	(2,608)	(721)		(26,424,289)	(51,953,637)
Net increase (decrease)	2,533,026	1,199,066	149,404		(3,079,734)	(6,374,756)
Beginning shares outstanding	1,199,066	—	—		32,078,570	38,453,326
Ending shares outstanding	3,732,092	1,199,066	149,404		28,998,836	32,078,570
Class B
Shares sold					456,930
Dividends and distribution reinvested					—
Shares repurchased					(125,274)
Net increase					331,656
Beginning shares outstanding					—
Ending shares outstanding					331,656
Class C
Shares sold	1,525,104	338,818	103,316		1,198,174
Dividends and distribution reinvested	12,145	719	360		—
Shares repurchased	(20,968)	(4,631)	(478)		(470,975)
Net increase	1,516,281	334,906	103,198		727,199
Beginning shares outstanding	334,906	—	—		—
Ending shares outstanding	1,851,187	334,906	103,198		727,199
Class I
Shares sold	174,531	4,034,813	16,576	700,000
Dividends and distribution reinvested	86,147	119,051	24,471	11,256
Shares repurchased	(789,741)	(2,039)	—	—
Net increase (decrease)	(529,063)	4,151,825	41,047	711,256
Beginning shares outstanding	4,151,825	—	711,256	—
Ending shares outstanding	3,622,762	4,151,825	752,303	711,256
Advisor Class
Shares sold	137,601		473
Dividends and distribution reinvested	289		6
Shares repurchased	(497)		—
Net increase	137,393		479
Beginning shares outstanding	—		—
Ending shares outstanding	137,393		479

(1)	Class I shares of the PL Floating Rate Income Fund commenced operations on June 30, 2011, Class A and Class C shares commenced operations on December 30, 2011, and Advisor Class shares commenced operations on June 29, 2012.
(2)	Class I shares of the PL High Income Fund commenced operations on December 19, 2011, and Class A, Class C and Advisor Class shares commenced operations on June 29, 2012.
(3)	Class B and Class C shares of the PL Money Market Fund commenced operations on June 29, 2012.

C-14

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Note 6B in Notes to Financial Statements). The “Ending Account Value at 09/30/12” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/12-09/30/12” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2012 to September 30, 2012.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/12-09/30/12.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Note 6B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/12	Ending Account Value at 09/30/12	Annualized Expense Ratio	Expenses Paid During the Period 04/01/12- 09/30/12 (1)
PL Portfolio Optimization Conservative Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,036.10	0.60%	$3.06
Class B	1,000.00	1,032.90	1.35%	6.88
Class C	1,000.00	1,032.90	1.35%	6.88
Class R	1,000.00	1,035.40	0.85%	4.34

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
PL Portfolio Optimization Moderate-Conservative Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,026.80	0.60%	$3.05
Class B	1,000.00	1,023.60	1.35%	6.85
Class C	1,000.00	1,022.70	1.35%	6.85
Class R	1,000.00	1,025.20	0.85%	4.32

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
PL Portfolio Optimization Moderate Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,019.60	0.60%	$3.04
Class B	1,000.00	1,015.60	1.35%	6.82
Class C	1,000.00	1,015.60	1.35%	6.82
Class R	1,000.00	1,018.00	0.85%	4.30

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
PL Portfolio Optimization Moderate-Aggressive Fund (2)
Actual Fund Return
Class A	$1,000.00	$1,008.10	0.60%	$3.02
Class B	1,000.00	1,004.10	1.35%	6.78
Class C	1,000.00	1,004.90	1.35%	6.79
Class R	1,000.00	1,006.50	0.85%	4.28

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31

See explanation of references on page D-2

D-1

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/12	Ending Account Value at 09/30/12	Annualized Expense Ratio	Expenses Paid During the Period 04/01/12- 09/30/12 (1)
PL Portfolio Optimization Aggressive Fund (2)
Actual Fund Return
Class A	$1,000.00	$997.60	0.60%	$3.00
Class B	1,000.00	993.50	1.35%	6.75
Class C	1,000.00	993.50	1.35%	6.75
Class R	1,000.00	996.80	0.85%	4.25

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
PL Short Duration Income Fund
Actual Fund Return
Class A (3)	$1,000.00	$1,025.60	0.85%	$2.22
Class C (3)	1,000.00	1,023.80	1.60%	4.17
Class I	1,000.00	1,036.50	0.60%	3.06
Advisor Class (3)	1,000.00	1,025.30	0.85%	2.22

Hypothetical
Class A (3)	$1,000.00	$1,020.81	0.85%	$4.31
Class C (3)	1,000.00	1,017.05	1.60%	8.09
Class I	1,000.00	1,022.06	0.60%	3.04
Advisor Class (3)	1,000.00	1,020.81	0.85%	4.31
PL Income Fund
Actual Fund Return
Class A	$1,000.00	$1,054.40	0.90%	$4.64
Class C	1,000.00	1,050.70	1.65%	8.48
Class I	1,000.00	1,055.60	0.65%	3.35
Advisor Class (3)	1,000.00	1,031.90	0.90%	2.35

Hypothetical
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,016.80	1.65%	8.34
Class I	1,000.00	1,021.81	0.65%	3.29
Advisor Class (3)	1,000.00	1,020.56	0.90%	4.56
PL Strategic Income Fund
Actual Fund Return
Class A (3)	$1,000.00	$1,053.10	1.05%	$2.78
Class C (3)	1,000.00	1,050.90	1.80%	4.75
Class I	1,000.00	1,077.00	0.80%	4.17
Advisor Class (3)	1,000.00	1,052.80	1.05%	2.78

Hypothetical
Class A (3)	$1,000.00	$1,019.80	1.05%	$5.32
Class C (3)	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.06	0.80%	4.05
Advisor Class (3)	1,000.00	1,019.80	1.05%	5.32
PL Floating Rate Income Fund
Actual Fund Return
Class A	$1,000.00	$1,043.80	1.05%	$5.38
Class C	1,000.00	1,040.50	1.80%	9.21
Class I	1,000.00	1,045.80	0.80%	4.10
Advisor Class (3)	1,000.00	1,030.90	1.05%	2.75

Hypothetical
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.06	0.80%	4.05
Advisor Class (3)	1,000.00	1,019.80	1.05%	5.32

	Beginning Account Value at 04/01/12	Ending Account Value at 09/30/12	Annualized Expense Ratio	Expenses Paid During the Period 04/01/12- 09/30/12 (1)
PL High Income Fund
Actual Fund Return
Class A (3)	$1,000.00	$1,054.90	1.05%	$2.78
Class C (3)	1,000.00	1,053.20	1.80%	4.76
Class I	1,000.00	1,067.30	0.80%	4.15
Advisor Class (3)	1,000.00	1,055.20	1.05%	2.78

Hypothetical
Class A (3)	$1,000.00	$1,019.80	1.05%	$5.32
Class C (3)	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.06	0.80%	4.05
Advisor Class (3)	1,000.00	1,019.80	1.05%	5.32
PL Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.12%	$0.60
Class B (3)	1,000.00	1,000.00	0.12%	0.31
Class C (3)	1,000.00	1,000.00	0.12%	0.31

Hypothetical
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class B (3)	1,000.00	1,024.47	0.12%	0.61
Class C (3)	1,000.00	1,024.47	0.12%	0.61

(1)	Expenses paid during the six-month period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.
(2)	The annualized expense ratios for the Portfolio Optimization Funds do not include expenses of the PL Underlying Funds (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Funds invest.
(3)	This share class commenced operations on June 29, 2012. The actual return and expenses paid during the period by this share class was for the period June 29, 2012 to September 30, 2012, instead of the entire six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.

D-2

PACIFIC LIFE FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulation and is available after filing (i) on the SEC’s Website at www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at www.pacificlife.com/pacificlifefunds.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how portfolio managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Pacific Life Funds

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s Prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The Prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s Prospectus, SAI (including Proxy Voting Policies) and the PL Underlying Funds’ annual and semi-annual reports are available:

•	On the Trust’s Website at www.pacificlife.com/pacificlifefunds.htm

•	On the SEC’s Website at www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

D-3

PL Underlying Funds

Semi-Annual Report

As of September 30, 2012

TABLE OF CONTENTS

PACIFIC LIFE FUNDS

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.9%
Consumer Discretionary - 0.9%
Metro-Goldwyn-Mayer Studios Inc ‘A’ * ¯	27,061	$860,878

Total Common Stocks (Cost $671,651)		860,878

	Principal Amount
SENIOR LOAN NOTES - 94.1%
Consumer Discretionary - 34.3%
99 Cents Only Stores Tranche B-1 5.250% due 01/11/19 §	$993,756	1,006,178
Advantage Sales & Marketing Inc (1st Lien) 5.250% due 12/18/17 §	665,656	667,487
Affinion Group Inc Tranche B 5.000% due 07/16/15 §	1,075,713	991,000
Allison Transmission Inc Term B-3 4.250% due 08/23/19 §	498,750	501,088
AMC Entertainment Inc Term B-3 4.750% due 02/07/18 §	992,500	1,000,043
AMC Networks Inc Term B 4.000% due 12/31/18 §	992,469	993,295
Ascend Learning LLC (1st Lien) 5.753% due 05/23/17 §	500,000	501,250
Asurion LLC (1st Lien) 5.500% due 05/24/18 §	1,067,738	1,074,879
Brickman Group Holdings Inc Tranche B-1 5.500% due 10/14/16 §	250,000	252,500
Burger King Corp Term B due 10/19/16 µ	225,000	225,703
Caesars Entertainment Operating Co Inc Term B-6 5.467% due 01/28/18 §	600,000	546,857
Catalina Marketing Corp 2.966% due 10/01/14 §	924,569	921,102
Cequel Communications LLC 4.000% due 02/14/19 §	548,625	551,540
Charter Communications Operating LLC Term C 3.470% due 09/06/16 §	380,889	381,973
Term D 4.000% due 04/03/19 §	99,500	100,159
Chrysler Group LLC Term B 6.000% due 05/25/17 §	1,036,875	1,059,268
Clear Channel Communication Inc Tranche B 3.866% due 01/29/16 §	492,133	403,549
Cumulus Media Holdings Inc Term B (1st Lien) 5.750% due 09/16/18 §	495,849	499,302
Education Management LLC Tranche C-2 4.375% due 06/01/16 §	497,293	418,503
Tranche C-3 8.250% due 03/30/18 §	298,376	264,659
Endurance Business Media Inc 7.750% due 04/20/18 §	498,750	502,647
Federal-Mogul Corp Tranche B 2.166% due 12/27/14 §	641,943	627,729
Tranche C 2.159% due 12/28/15 §	327,522	320,270
FoxCo Acquisition Sub LLC (Initial) 5.500% due 07/14/17 §	150,000	151,500

	Principal Amount	Value
General Nutrition Centers Inc Tranche B 5.250% due 03/02/18 §	$1,124,489	$1,126,497
Genpact Ltd 4.250% due 08/30/19 §	175,000	175,766
Getty Images Inc (Initial) 5.250% due 11/07/16 §	451,610	452,657
Incremental Term B-1 3.966% due 11/05/15 §	46,957	47,049
Go Daddy Operating Co LLC Tranche B-1 5.500% due 12/17/18 §	470,994	469,668
Harbor Freight Tools USA Inc (Initial) 5.500% due 11/14/17 §	150,000	150,844
HHI Holdings LLC 7.750% due 03/21/17 §	992,451	992,451
Interactive Data Corp Term B 4.500% due 02/11/18 §	479,027	482,318
J Crew Group Inc 4.750% due 03/07/18 §	497,481	498,281
Jo-Ann Stores Inc 4.750% due 03/16/18 §	981,520	985,508
Landry’s Inc Term B 6.503% due 04/19/18 §	474,563	481,800
Language Line LLC Tranche B 6.250% due 06/20/16 §	611,269	607,958
Laureate Education Inc (Extended) 5.250% due 06/15/18 §	488,760	483,261
Michaels Stores Inc Term B-3 4.912% due 07/31/16 §	463,828	468,301
Mission Broadcasting Inc Term B 5.000% due 09/30/16 §	984,929	987,392
National Bedding Co LLC (Extended) 6.000% due 11/28/13 §	488,655	488,349
National Vision Inc 7.000% due 08/02/18 §	74,813	75,187
Ollie’s Bargain Outlet Term B due 09/28/19 µ	250,000	252,500
Orbitz Worldwide Inc 3.216% due 07/25/14 §	447,166	435,055
Petco Animal Supplies Inc 4.500% due 11/24/17 §	490,000	493,113
Pilot Travel Centers LLC Tranche B (First Amendment) 4.250% due 08/07/19 §	150,000	150,938
(Initial) 4.250% due 03/30/18 §	412,832	414,896
Pinnacle Entertainment Inc Series A (Incremental) 4.000% due 03/19/19 §	74,625	75,138
RGIS Services LLC Tranche C 5.500% due 10/18/17 §	199,500	199,251
Sabre Inc (Non-Extended Initial) 2.216% due 09/30/14 §	227,770	227,343
SeaWorld Parks & Entertainment Inc Term B 4.000% due 08/17/17 §	291,896	293,325
Serta International Term B due 09/21/19 µ	200,000	199,482
Six Flags Theme Parks Inc Tranche B 4.250% due 12/20/18 §	750,000	755,622
SymphonyIRI Group Inc 5.003% due 12/01/17 §	495,000	495,000
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	925,000	934,636
The Neiman Marcus Group Inc 4.750% due 05/16/18 §	825,000	830,953
Travelport LLC (Extended Delayed Draw) 4.961% due 08/23/15 §	494,329	472,290

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
TWCC Holding Corp 4.250% due 02/11/17 §	$734,303	$739,963
Univision Communications Inc (Extended 1st Lien) 4.496% due 03/31/17 §	879,400	872,682
Visant Corp Tranche B 5.250% due 12/22/16 §	511,391	495,227
VWR Funding Inc (Non-Extended) 2.716% due 06/30/14 §	358,252	358,700
(Extended) 4.466% due 04/03/17 §	358,252	360,267
Weight Watchers International Inc Term F 4.000% due 03/15/19 §	174,563	174,781
Wendy’s International Inc 4.750% due 05/15/19 §	1,000,000	1,010,156
Zuffa LLC (Initial) 2.250% due 06/19/15 §	979,328	962,190

		34,139,276

Consumer Staples - 6.5%
Blue Buffalo Company Ltd (Initial) 6.500% due 08/08/19 §	125,000	125,234
Term B due 08/08/19 µ	375,000	375,703
Clearwater Seafoods Ltd Partnership Term B 6.750% due 06/06/18 §	500,000	501,250
Del Monte Foods Co (Initial) 4.500% due 03/08/18 §	475,757	475,956
Dole Food Co Inc Tranche B-2 5.036% due 07/08/18 §	354,872	356,573
Tranche C-2 5.021% due 07/08/18 §	635,035	638,078
JBS USA LLC (Initial) 4.250% due 05/25/18 §	987,500	985,031
KIK Custom Products Inc (2nd Lien) 5.228% due 12/01/14 §	500,000	385,500
Pierre Foods Inc (1st Lien) 7.001% due 09/30/16 §	492,481	495,303
Reynolds Group Holdings Inc due 02/09/18 µ	1,000,000	1,005,000
Rite Aid Corp Tranche 2 1.974% due 06/04/14 §	941,786	935,546
Tranche 5 4.500% due 03/03/18 §	193,402	193,160

		6,472,334

Energy - 3.6%
Arch Coal Inc 5.750% due 05/16/18 §	324,188	327,226
Buffalo Gulf Coast Terminals LLC 7.500% due 10/31/17 §	497,487	507,437
Citgo Petroleum Corp Term B 8.000% due 06/24/15 §	158,036	160,406
Crestwood Holdings LLC 9.750% due 03/26/18 §	146,138	148,512
Energy Transfer Equity LP 3.750% due 03/24/17 §	325,000	325,293
Frac Tech Services Term B 8.500% due 04/29/16 §	273,474	263,988
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	890,777	895,230
Patriot Coal Corp 9.250% due 10/02/13 §	100,000	100,875

	Principal Amount	Value
Samson Investment Co (Initial 2nd Lien) 5.905% due 09/25/18 §	$100,000	$100,771
Sheridan Production Partners I LLC due 09/30/19 µ	300,000	297,000
Tervita Corp Term A 6.500% due 11/14/14 §	496,250	497,904

		3,624,642

Financials - 3.7%
American Capital Ltd 5.500% due 08/22/16 §	150,000	151,500
Amwins Group LLC (1st Lien) 5.750% due 06/06/19 §	149,625	150,186
Citco III Ltd 5.500% due 06/29/18 §	493,750	497,453
CNO Financial Group Term B2 due 09/20/18 µ	125,000	123,750
First Data Corp 4.217% due 03/26/18 §	223,620	214,155
Term B due 09/24/18 µ	150,000	147,625
Term B-1 (Non-Extended) 2.967% due 09/24/14 §	12,034	11,994
HUB International Ltd (Initial Extended) 4.716% due 06/13/17 §	953,683	963,220
LPL Holdings Inc Tranche A (Initial) 2.716% due 03/29/17 §	97,500	96,281
Tranche B (Initial) 4.000% due 03/29/19 §	298,500	299,806
Nuveen Investments Inc (1st Lien) (Extended) 5.900% due 05/13/17 §	883,260	883,115
Shield Finance Co SARL Term B 6.500% due 05/10/19 §	149,625	150,560

		3,689,645

Health Care - 15.0%
Alere Inc Term B 4.753% due 06/30/17 §	794,000	798,590
Alliance Imaging Inc (Initial) 7.250% due 06/01/16 §	456,742	445,323
Aptalis Pharma Inc Term B-1 5.500% due 02/10/17 §	492,378	492,378
Aveta Inc Term MMM 8.500% due 04/04/17 §	240,625	243,633
Term NAMM 8.500% due 04/04/17 §	240,625	243,633
Biomet Inc Term B 3.305% due 03/25/15 §	976,986	978,589
CHS / Community Health Systems Inc (Extended) 3.546% due 01/25/17 §	638,054	641,821
DaVita Inc Term B2 due 08/15/19 µ	375,000	376,406
DJO Finance LLC Tranche B-2 (Extended) 5.216% due 11/01/16 §	270,822	271,245
Tranche B-3 6.250% due 09/15/17 §	174,125	174,996
Drumm Investors LLC 5.000% due 05/04/18 §	497,420	481,254
Emergency Medical Services Corp (Initial) 5.250% due 05/25/18 §	480,352	483,454
Grifols Inc Tranche B 4.500% due 06/01/17 §	764,136	771,968

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
HCA Inc Tranche B-3 3.466% due 05/01/18 §	$581,925	$583,743
Health Management Associates Inc Term B 4.500% due 11/16/18 §	1,166,188	1,176,554
Hologic Inc Tranche B 4.500% due 08/01/19 §	225,000	227,925
IMS Health Inc Tranche B 4.500% due 08/26/17 §	487,509	490,251
InVentiv Health Inc (Consolidated) 6.500% due 08/04/16 §	488,812	474,148
Kindred Healthcare Inc 5.250% due 06/01/18 §	471,301	465,551
MultiPlan Inc Term B 4.750% due 08/26/17 §	595,926	598,781
One Call Medical Inc (Initial) 7.000% due 08/19/19 §	100,000	100,000
Par Pharmaceutical Cos Inc Term B due 09/28/19 µ	125,000	124,922
Pharmaceutical Product Development Inc Term B 6.250% due 11/23/18 §	992,500	1,002,839
Quintiles Transnational Holdings Inc Term B 5.000% due 06/08/18 §	420,750	423,800
RPI Finance Trust 4.000% due 05/09/18 §	419,013	420,585
Select Medical Corp Term A 2.931% due 02/17/16 §	236,927	236,483
The TriZetto Group Inc 4.750% due 05/02/18 §	496,231	494,836
Valeant Pharmaceuticals International Inc Series C Tranche B due 02/13/19 µ	225,000	223,875
Series A Tranche B 4.753% due 02/13/19 §	125,000	126,016
Series B Tranche B 4.753% due 02/13/19 §	375,000	377,297
Warner Chilcott Co LLC Term B-1 4.250% due 03/15/18 §	529,386	530,841
Term B-2 4.250% due 03/15/18 §	191,840	192,367
WC Luxco SARL Term B-3 4.250% due 03/15/18 §	263,780	264,505

		14,938,609

Industrials - 8.7%
Advanced Disposal Services Term B due 09/30/19 µ	225,000	226,875
Alpha Topco Ltd Facility B 5.750% due 04/28/17 §	273,625	276,675
BakerCorp International Inc 5.000% due 06/01/18 §	500,000	502,250
Bombardier Recreational Products Inc Term B-2 4.470% due 06/28/16 §	492,621	496,316
Colfax Corp Term B (Facility) 4.500% due 01/11/19 §	645,125	650,165
Delos Aircraft Inc 4.750% due 04/12/16 §	100,000	101,125
Flying Fortress Inc 5.000% due 06/30/17 §	425,000	430,844
Goodman Global Inc (1st Lien Initial) 5.750% due 10/28/16 §	139,625	140,248
Grede LLC Term B 7.015% due 04/03/17 §	500,000	500,938
Husky Injection Molding Systems Ltd 6.426% due 07/02/18 §	465,532	470,042
John Maneely Co 4.750% due 04/01/17 §	992,455	999,278
KAR Auction Services Inc 5.000% due 05/19/17 §	320,938	323,010

	Principal Amount	Value
Metaldyne LLC Term B 5.250% due 05/18/17 §	$469,360	$476,987
Monitronics International Inc 5.500% due 03/23/18 §	124,375	126,007
Pelican Products Inc (1st Lien) 7.000% due 07/11/18 §	249,375	249,375
Rexnord LLC Term B 5.000% due 04/01/18 §	1,017,313	1,023,353
Sensata Technologies Finance Co LLC 4.000% due 05/12/18 §	345,625	347,977
Swift Transportation Co LLC Tranche B-1 3.977% due 12/21/16 §	423,214	425,330
Tranche B-2 5.000% due 12/21/17 §	252,308	253,991
Tank Holding Corp (Initial) 6.750% due 07/06/19 §	147,718	148,088
U.S. Security Associates Holdings Inc Term B 6.000% due 07/28/17 §	496,242	500,584

		8,669,458

Information Technology - 8.3%
Aeroflex Inc Tranche B 5.750% due 05/09/18 §	445,760	445,482
Aspect Software Inc Tranche B 6.250% due 05/07/16 §	500,000	493,750
Booz Allen Hamilton Inc Tranche B (Initial) 4.500% due 07/31/19 §	100,000	100,698
Dealer Computer Services Inc Tranche B 3.750% due 04/21/18 §	168,839	169,754
DG Fastchannel Inc (Initial) 5.750% due 07/26/18 §	470,593	458,828
Eagle Parent Inc Term B 5.000% due 05/16/18 §	470,055	473,698
Expert Global Solutions Inc Term B (Advanced 1st Lien) 8.000% due 04/03/18 §	274,313	276,827
Freescale Semiconductor Inc Tranche B-1 4.481% due 12/01/16 §	983,911	963,741
Infor Inc Tranche B 6.250% due 04/05/18 §	698,250	706,127
Kronos Inc Tranche B-1 (2nd Lien) 10.461% due 04/12/12 §	500,000	510,625
Novell Inc (1st Lien) 7.250% due 11/22/17 §	441,563	445,702
NXP BV Term B (Incremental) 5.250% due 03/19/19 §	174,125	176,447
Tranche A-2 5.500% due 03/03/17 §	74,250	75,704
Rocket Software Inc Term B 7.000% due 02/19/18 §	496,250	497,491
Rovi Solutions Corp Tranche B-2 4.000% due 03/29/19 §	99,500	96,266
Skillsoft Corp Term B due 05/26/17 µ	488,762	488,762
Sophia LP (Initial) 6.250% due 07/19/18 §	147,157	149,254
SSI Investments II Ltd 6.500% due 05/26/17 §	488,762	491,741
SunGard Data Systems Inc Tranche B 3.906% due 02/28/16 §	512,043	513,963
Tranche C 3.978% due 02/18/17 §	174,571	175,389
Vantiv Tranche B 3.750% due 03/27/19 §	49,750	49,968
Web.com Group Inc (1st Lien) 7.000% due 10/27/17 §	474,583	478,884

		8,239,101

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Materials - 6.9%
Arizona Chemicals 7.250% due 12/22/17 §	$118,091	$120,699
BWAY Holding Co Term B 4.250% due 02/23/18 §	418,740	420,659
Term C 4.250% due 02/23/18 §	42,201	42,395
Essar Steel Algoma Inc due 09/20/14 µ 8.750% due 09/20/14 §	375,000 125,000	378,750 126,250
Fairmount Minerals Ltd Tranche B 5.250% due 03/15/17 §	394,403	394,107
Hexion Specialty Chemicals Inc Tranche C-1B 4.000% due 05/05/15 §	678,837	675,159
Tranche C-2B 4.125% due 05/05/15 §	289,953	288,383
Ineos US Finance LLC 6.500% due 05/04/18 §	970,125	981,385
Momentive Performance Material GmbH Tranche B-3 3.750% due 05/05/15 §	49,750	48,257
Noranda Aluminum Term B 5.750% due 02/28/19 §	124,375	125,969
Novelis Inc (Canada) 4.000% due 03/10/17 §	982,500	985,669
Trinseo Materials Operating SCA 8.000% due 08/02/17 §	442,500	425,393
Tronox Pigments BV (Netherlands) (Delayed Draw) 4.250% due 02/08/18 §	21,375	21,589
Term B 4.250% due 02/08/18 §	78,375	79,159
Univar Inc Term B 5.000% due 06/30/17 §	835,125	833,233
Walter Energy Inc Term B 4.000% due 04/02/18 §	920,979	918,868

		6,865,924

Telecommunication Services - 3.8%
Atlantic Broadband Finance (1st Lien) 5.250% due 04/04/19 §	174,563	175,685
Greeneden U.S. Holdings II LLC 6.750% due 01/31/19 §	49,750	50,330
Intelsat Jackson Holdings SA Tranche B 5.250% due 04/02/18 §	928,150	932,733
MetroPCS Wireless Inc Tranche B-3 4.000% due 03/18/18 §	615,186	616,944
SBA Communications Corp 3.750% due 06/30/18 §	74,063	74,225
Syniverse Holdings Inc (Initial) 5.000% due 04/23/19 §	249,375	250,310
Telesat Canada Term B 4.250% due 03/28/19 §	523,688	525,651
UPC Financing Partnership (Facility X) 3.731% due 12/31/17 §	1,000,000	997,188
West Corp Term B-6 5.750% due 06/30/18 §	124,688	126,012

		3,749,078

Utilities - 3.3%
Calpine Corp 4.500% due 04/01/18 §	1,133,000	1,137,760
Dynergy Power LLC 9.250% due 08/05/16 §	496,241	515,470
LSP Madison Funding LLC due 06/28/19 µ 5.500% due 06/28/19 §	350,000 149,625	353,500 151,121

	Principal Amount	Value
NRG Energy Inc Term B 4.000% due 07/01/18 §	$518,438	$521,872
Texas Competitive Electric Holdings Co LLC (Extended) 4.757% due 10/10/17 §	500,000	345,703
The AES Corp (Initial) 4.250% due 06/01/18 §	295,500	297,505

		3,322,931

Total Senior Loan Notes (Cost $92,813,063)		93,710,998

	Shares
SHORT-TERM INVESTMENT - 5.6%
Money Market Fund - 5.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,597,487	5,597,487

Total Short-Term Investment (Cost $5,597,487)		5,597,487

TOTAL INVESTMENTS - 100.6% (Cost $99,082,201)		100,169,363

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(601,927)

NET ASSETS - 100.0%		$99,567,436

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	35.2%
Health Care	15.0%
Industrials	8.7%
Information Technology	8.3%
Materials	6.9%
Consumer Staples	6.5%
Short-Term Investment	5.6%
Telecommunication Services	3.8%
Financials	3.7%
Energy	3.6%
Utilities	3.3%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

BBB	4.3%
BB	50.1%
B	42.1%
CCC	1.9%
Not Rated	1.6%

100.0%

(c)	Restricted securities as of September 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Metro-Goldwyn-Mayer Studios Inc ‘A’ Acq. 12/30/10	$671,651	$860,878	0.9%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$860,878	$—	$860,878	$—
	Senior Loan Notes	93,710,998	—	93,710,998	—
	Short-Term Investment	5,597,487	5,597,487	—	—

	Total	$100,169,363	$5,597,487	$94,571,876	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.6%
Energy - 0.1%
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	$100,000	$117,750

Financials - 2.9%
Ally Financial Inc 3.638% due 02/11/14 §	700,000	707,826
American International Group Inc 8.175% due 05/15/68 §	200,000	245,750
Credit Agricole Home Loan SFH (France) 1.203% due 07/21/14 § ~ r	400,000	396,265
The Goldman Sachs Group Inc 0.675% due 02/04/13 §	EUR 1,500,000	1,926,586
Volkswagen International Finance NV (Netherlands) 0.911% due 10/01/12 § ~	$1,900,000	1,900,000

		5,176,427

Health Care - 0.4%
HCA Inc 7.250% due 09/15/20	600,000	675,000

Industrials - 0.2%
International Lease Finance Corp
6.500% due 09/01/14 ~	100,000	108,000
6.750% due 09/01/16 ~	100,000	112,875
7.125% due 09/01/18 ~	200,000	234,000

		454,875

Total Corporate Bonds & Notes (Cost $6,321,916)		6,424,052

MORTGAGE-BACKED SECURITIES - 3.2%
Collateralized Mortgage Obligations - Commercial - 0.9%
Banc of America Large Loan Inc 1.971% due 11/15/15 " § ~	925,670	926,867
European Loan Conduit (Ireland) 0.495% due 05/15/19 " § ~	EUR 404,854	478,637
JPMorgan Chase Commercial Mortgage Securities Corp 5.336% due 05/15/47 "	$110,000	126,322
Morgan Stanley Capital I Trust 5.880% due 06/11/49 " §	100,000	118,235
UBS Commercial Mortgage Trust 1.139% due 07/15/24 " § ~	45,652	44,000

		1,694,061

Collateralized Mortgage Obligations - Residential - 2.3%
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/35 " §	23,575	24,005
2.250% due 08/25/35 " §	44,103	43,277
2.570% due 03/25/35 " §	82,240	83,256
3.078% due 03/25/35 " §	24,148	24,351
Citigroup Mortgage Loan Trust Inc
2.230% due 09/25/35 " §	39,376	39,135
2.340% due 09/25/35 " §	33,521	32,546
Countrywide Home Loan Mortgage Pass-Through Trust 0.557% due 06/25/35 " § ~	27,719	23,716
4.262% due 01/19/34 " §	100,911	102,633
Fannie Mae
0.567% due 07/25/37 " §	509,157	511,884
0.597% due 07/25/37 " §	422,176	424,729

	Principal Amount	Value
0.657% due 05/25/36 " §	$373,069	$375,742
0.662% due 02/25/37 " §	105,616	106,240
0.897% due 02/25/41 " §	600,109	604,768
GSR Mortgage Loan Trust 2.659% due 09/25/35 " §	66,529	67,146
JP Morgan Mortgage Trust 5.136% due 06/25/35 " §	252,213	257,231
MLCC Mortgage Investors Inc 2.515% due 12/25/34 " §	190,331	196,723
New York Mortgage Trust Inc 2.962% due 05/25/36 " §	617,899	515,276
Residential Accredit Loans Inc 0.397% due 06/25/46 " §	146,705	64,583
Structured Asset Mortgage Investments Inc 0.427% due 05/25/46 " §	134,733	78,320
Wells Fargo Mortgage Backed Securities Trust 2.664% due 10/25/35 " §	459,753	455,865

		4,031,426

Total Mortgage-Backed Securities (Cost $5,464,244)		5,725,487

ASSET-BACKED SECURITIES - 3.5%
AMMC V Ltd CLO (Cayman) 0.614% due 08/08/17 " § ~	155,964	152,710
ARES VIR Ltd CLO (Cayman) 0.632% due 03/12/18 " § ~	400,515	393,693
Asset Backed Funding Certificates 0.697% due 06/25/35 " §	342,453	339,636
Freddie Mac Structured Pass-Through Securities 0.497% due 09/25/31 " §	2,326	2,152
Harvest SA CLO (Luxembourg) 0.936% due 03/29/17 " § ~	EUR 111,212	140,728
Hillmark Funding CDO (Cayman) 0.685% due 05/21/21 " § ~	$1,100,000	1,064,271
Katonah VI Ltd CLO (Cayman) 0.699% due 09/20/16 " § ~	166,792	165,804
Park Place Securities Inc 0.897% due 12/25/34 " §	239,986	238,921
Plymouth Rock Ltd Inc CLO (Cayman) 1.937% due 02/16/19 " § ~	343,201	343,448
SLM Student Loan Trust
0.512% due 12/15/23 " §	EUR 1,755,638	2,177,345
0.522% due 09/15/21 " § ~	706,038	894,426
Wood Street BV CLO (Netherlands) 0.696% due 03/29/21 " § ~	188,869	235,190

Total Asset-Backed Securities (Cost $6,330,763)		6,148,324

U.S. TREASURY OBLIGATIONS - 92.2%
U.S. Treasury Inflation Protected Securities - 92.2%
0.125% due 04/15/17 ^	$6,556,810	7,067,015
0.125% due 01/15/22 ^ ‡	23,742,625	25,922,678
0.125% due 07/15/22 ^ ‡	18,235,746	19,946,077
0.500% due 04/15/15 ^	4,334,684	4,557,175
0.625% due 07/15/21 ^ ‡	14,485,980	16,588,707
0.750% due 02/15/42 ^	709,779	773,659
1.250% due 04/15/14 ^	2,706,525	2,815,633
1.625% due 01/15/15 ^	10,319,226	11,065,760
1.750% due 01/15/28 ^	9,733,485	12,631,474
1.875% due 07/15/13 ^	9,106,531	9,380,437
1.875% due 07/15/15 ^	706,752	777,814
2.000% due 01/15/14 ^	557,991	583,057
2.000% due 07/15/14 ^	5,591,254	5,966,919
2.000% due 01/15/16 ^	5,656,413	6,344,024

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
2.375% due 01/15/25 ^	$1,458,588	$1,983,225
2.500% due 01/15/29 ^	6,723,045	9,635,488
2.625% due 07/15/17 ^	2,321,487	2,808,092
3.375% due 04/15/32 ^	193,620	322,105
3.625% due 04/15/28 ^	382,474	607,954
3.875% due 04/15/29 ^	14,146,157	23,546,716

		163,324,009

Total U.S. Treasury Obligations (Cost $154,916,080)		163,324,009

FOREIGN GOVERNMENT BONDS & NOTES - 7.7%
Australian Government Index-Linked Bond (Australia) 4.000% due 08/20/20 ^	AUD 700,000	1,420,999
Canada Housing Trust No. 1 (Canada) 2.450% due 12/15/15 ~	CAD 1,200,000	1,261,519
Canadian Government Bond (Canada) 1.500% due 12/01/44	105,107	141,500
Canadian Government Index-Linked Bond (Canada) 3.000% due 12/01/36 ^	353,922	590,558
4.250% due 12/01/21 ^	1,462,540	2,121,345
Instituto De Credito Oficial (Spain) 1.978% due 03/25/14 § ~	EUR 1,600,000	2,000,976
Italy Buoni Poliennali Del Tesoro (Italy) 2.100% due 09/15/16 ^	785,257	999,176
2.100% due 09/15/17 ^	625,169	773,969
2.350% due 09/15/19 ^	108,266	132,309
New South Wales Treasury Index-Linked Corp (Australia) 2.500% due 11/20/35 ^	AUD 200,000	260,877
2.750% due 11/20/25 ^	1,800,000	2,468,261
United Kingdom Gilt Inflation-Linked (United Kingdom) 1.250% due 11/22/17 ^	GBP 374,898	697,261
1.875% due 11/22/22 ^	117,715	242,161
2.500% due 07/26/16 ^ ~	100,000	554,221

Total Foreign Government Bonds & Notes (Cost $13,304,048)		13,665,132

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	$95,000	72,745
Tobacco Settlement Financing Corp of RI ‘A’ 6.000% due 06/01/23	50,000	50,084

Total Municipal Bonds (Cost $135,313)		122,829

PURCHASED OPTIONS - 0.1%
(See Note (j) in Notes to Schedule of Investments) (Cost $213,195)		151,313

SHORT-TERM INVESTMENTS - 0.9%
U.S. Treasury Bills - 0.6%
0.190% due 08/22/13	1,000,000	998,625

	Shares	Value
Money Market Fund - 0.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	569,554	$569,554

Total Short-Term Investments (Cost $1,568,087)		1,568,179

TOTAL INVESTMENTS - 111.3% (Cost $188,253,646)		197,129,325

OTHER ASSETS & LIABILITIES, NET - (11.3%)		(20,051,653)

NET ASSETS - 100.0%		$177,077,672

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	92.2%
Foreign Government Bonds & Notes	7.7%
Corporate Bonds & Notes	3.6%
Asset-Backed Securities	3.5%
Mortgage-Backed Securities	3.2%
Short-Term Investments	0.9%
Purchased Options	0.1%
Municipal Bonds	0.1%

	111.3%
Other Assets & Liabilities, Net	(11.3%	)

	100.0%

(b)	As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	4.3%
A-1 (Short-Term debt only)	0.5%
AA / U.S. Government & Agency Issues	84.9%
A	1.5%
BBB	0.7%
BB	0.5%
B	0.7%
Not Rated	6.9%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted Investments.

(d)	As of September 30, 2012, 0.4% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(e)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2012 was $24,919,858 at a weighted average interest rate of (0.202%).

(f)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation
Eurodollar (03/16)	34	$34,000,000	$9,436
U.S. Treasury 10-Year Notes (12/12)	5	500,000	3,783

Total Futures Contracts			$13,219

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(g)	Reverse repurchase agreements outstanding as of September 30, 2012 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount
DUB	0.210%	09/20/12	10/04/12	$1,309,607	$1,309,500
DUB	0.210%	09/21/12	10/12/12	12,666,801	12,665,250

					$13,974,750

(h)	The average amount of borrowings by the fund on reverse repurchase agreements while outstanding during the six-month period ended September 30, 2012 was $6,987,375 at a weighted average interest rate 0.210%.

(i)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	281,000	USD	291,113	10/12	BRC	($120)
AUD	80,000	USD	82,879	10/12	DUB	748
AUD	147,000	USD	152,291	10/12	JPM	3,058
AUD	128,000	USD	132,607	10/12	RBC	(1,471)
BRL	861,729	USD	424,823	10/12	UBS	4,672
BRL	92,165	USD	45,078	12/12	HSB	78
BRL	882,016	USD	431,395	12/12	MSC	1,395
BRL	317,555	USD	115,317	12/12	UBS	317
CNY	2,318,616	USD	365,042	02/13	BRC	(2,701)
EUR	108,460	USD	139,381	10/12	HSB	(615)
EUR	226,000	USD	290,679	12/12	BRC	1,378
EUR	92,000	USD	118,330	12/12	CIT	(1,365)
EUR	71,000	USD	91,320	12/12	JPM	(701)
EUR	92,000	USD	118,329	12/12	RBC	(1,937)
EUR	315,000	USD	405,150	12/12	RBS	(3,399)
EUR	1,012,000	USD	1,301,625	12/12	WBC	(10,311)
GBP	256,000	USD	413,300	12/12	HSB	5,342
MXN	149,407	USD	11,530	12/12	HSB	496
PHP	35,610	USD	853	10/12	CIT	39
SGD	209	USD	170	10/12	RBS	4
USD	4,709,612	AUD	4,546,000	10/12	RBC	(21,913)
USD	214,688	BRL	435,482	10/12	BRC	(3,494)
USD	117,517	BRL	238,377	10/12	MSC	(2,097)
USD	92,619	BRL	187,870	10/12	UBS	(308)
USD	421,473	BRL	861,729	12/12	UBS	(5,138)
USD	2,184,771	CAD	2,152,000	12/12	CIT	37,049
USD	1,968,528	CAD	1,939,000	12/12	DUB	16,995
USD	355,956	CNY	2,260,910	02/13	JPM	(1,109)
USD	129,794	EUR	101,000	10/12	RBS	98
USD	10,281	EUR	8,000	10/12	WBC	9
USD	968,501	EUR	753,000	12/12	BRC	8,107
USD	268,814	EUR	209,000	12/12	CIT	5,977
USD	138,909	EUR	108,000	12/12	DUB	409
USD	10,634,220	EUR	8,268,000	12/12	HSB	(210,918)
USD	132,478	EUR	103,000	12/12	JPM	664
USD	1,263,922	GBP	781,000	12/12	BRC	7,043
USD	240,747	GBP	151,000	12/12	RBC	1,342
USD	434,288	GBP	269,000	12/12	RBS	(4,208)

Total Forward Foreign Currency Contracts						($176,585)

(j)	Purchased options outstanding as of September 30, 2012 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap r	Receive	3.875%	04/14/14	DUB	$1,700,000	$86,445	$37,270

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Straddle Options

Description	Exercise Price (1)	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement r	$—	12/10/12	DUB	$1,500,000	$126,750	$114,043

(1) Exercise price and final cost determined on a future date, based upon implied volatility parameters.
Total Purchased Options					$213,195	$151,313

(k)	Transactions in written options for the six-month period ended September 30, 2012 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2012	—	—	45,400,000	$419,828
Call Options Written	9	—	5,600,000	18,560
Put Options Written	9	600,000	12,600,000	105,104
Call Options Closed	(9)	—	(4,400,000)	(43,125)
Put Options Closed	(9)	—	(1,200,000)	(14,525)
Put Options Expired	—	—	(5,100,000)	(64,120)

Outstanding, September 30, 2012	—	600,000	52,900,000	$421,722

(l)	Premiums received and value of written options outstanding as of September 30, 2012 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	$2,000,000	$17,720	($2,931)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(455)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	700,000	6,860	(1,595)

						$28,450	($4,981)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 1-Year Interest Rate Swap	Receive	0.795%	10/11/12	JPM	$1,200,000	$—	($5,500)
Call - OTC 2-Year Interest Rate Swap	Receive	1.056%	10/11/12	MSC	2,600,000	—	(35,560)
Call - OTC 2-Year Interest Rate Swap	Receive	0.915%	11/14/12	MSC	2,900,000	—	(31,240)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	03/18/13	DUB	4,000,000	9,550	(9,139)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	03/18/13	JPM	1,600,000	3,680	(3,656)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	CIT	2,200,000	25,960	(85,388)
Call - OTC 5-Year Interest Rate Swap	Receive	1.700%	03/18/13	DUB	6,500,000	76,925	(252,283)

						116,115	(422,766)

Put - OTC 1-Year Interest Rate Swap	Pay	0.795%	10/11/12	JPM	1,200,000	—	—
Put - OTC 2-Year Interest Rate Swap	Pay	1.056%	10/11/12	MSC	2,600,000	—	—
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	2,900,000	—	(22)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	DUB	4,000,000	9,550	(5,399)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	JPM	1,600,000	4,160	(2,159)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	CIT	2,200,000	41,360	(1,208)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	03/18/13	DUB	6,500,000	126,500	(3,570)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	900,000	8,398	(202)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	7,000,000	84,000	(16,421)

	Based on 3-Month EUR-LIBOR
Put - OTC 10-Year Interest Rate Swap	Pay	2.150%	01/07/13	DUB	EUR 600,000	3,189	(2,802)

						277,157	(31,783)

						$393,272	($454,549)

Total Written Options						$421,722	($459,530)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(m)	Swap agreements outstanding as of September 30, 2012 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Starwood Hotels & Resorts Worldwide Inc	1.000%	03/20/13	DUB	0.194%	$300,000	($1,251)	$5,065	($6,316)
Societe Generale SA	1.000%	06/20/14	BRC	1.393%	1,200,000	7,708	46,690	(38,982)

						$6,457	$51,755	($45,298)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Government Bond	1.000%	06/20/15	BRC	0.662%	$800,000	$7,589	($6,842)	$14,431
United Kingdom Index-Linked Treasury	1.000%	06/20/15	GSC	0.197%	1,000,000	22,262	11,004	11,258
Brazil Government Bond	1.000%	06/20/15	HSB	0.662%	700,000	6,641	(7,024)	13,665
Japanese Government Bond	1.000%	12/20/15	GSC	0.459%	800,000	14,163	17,678	(3,515)
Japanese Government Bond	1.000%	06/20/16	HSB	0.572%	1,000,000	16,140	(489)	16,629

						$66,795	$14,327	$52,468

Total Credit Default Swaps						$73,252	$66,082	$7,170

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - BRL - CDI Compounded r	GSC	Pay	8.255%	01/02/15	BRL 4,300,000	$3,882	$3,487	$395
OTC - BRL - CDI Compounded r	UBS	Pay	8.260%	01/02/15	5,900,000	5,642	6,506	(864)
OTC - BRL - CDI Compounded r	MSC	Pay	8.630%	01/02/15	9,400,000	42,391	47,573	(5,182)
OTC - BRL - CDI Compounded r	HSB	Pay	8.825%	01/02/15	6,500,000	42,057	39,932	2,125
OTC - U.S. CPI Urban Consumers NSA r	CIT	Receive	2.500%	07/15/22	$500,000	3,815	3,815	—
CME - 3-Month USD-LIBOR	CME	Receive	2.500%	12/19/42	2,000,000	57,165	86,425	(29,260)

Total Interest Rate Swaps						$154,952	$187,738	($32,786)

Total Swap Agreements						$228,204	$253,820	($25,616)

(n)	As of September 30, 2012, investments with total aggregate values of $60,403, $213,863 and $14,057,967 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, swap contracts and reverse repurchase agreements, respectively.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(o)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$6,424,052	$—	$6,424,052	$—
	Mortgage-Backed Securities	5,725,487	—	5,725,487	—
	Asset-Backed Securities	6,148,324	—	6,148,324	—
	U.S. Treasury Obligations	163,324,009	—	163,324,009	—
	Foreign Government Bonds & Notes	13,665,132	—	13,665,132	—
	Municipal Bonds	122,829	—	122,829	—
	Short-Term Investments	1,568,179	569,554	998,625	—
	Derivatives:
	Credit Contracts
	Swaps	74,503	—	74,503	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	95,220	—	95,220	—
	Interest Rate Contracts
	Futures	13,219	13,219	—	—
	Purchased Options	151,313	—	37,270	114,043
	Swaps	154,952	—	154,952	—

	Total Interest Rate Contracts	319,484	13,219	192,222	114,043

	Total Assets - Derivatives	489,207	13,219	361,945	114,043

	Total Assets	197,467,219	582,773	196,770,403	114,043

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(1,251)	—	(1,251)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(271,805)	—	(271,805)	—
	Interest Rate Contracts
	Written Options	(459,530)	—	(454,549)	(4,981)

	Total Liabilities - Derivatives	(732,586)	—	(727,605)	(4,981)

	Total Liabilities	(732,586)	—	(727,605)	(4,981)

	Total	$196,734,633	$582,773	$196,042,798	$109,062

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2012:

	Assets Derivatives	Liabilities Derivatives
	Interest Rate Contracts	Interest Rate Contracts
	Purchased Options	Written Options	Total
Value, Beginning of Period	$—	($7,720)	($7,720)
Purchases	126,750	—	126,750
Sales (includes paydowns)	—	1,884	1,884
Accrued Discounts (Premiums)	—	—	—
Net Realized Gains (Losses)	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	(12,707)	855	(11,852)
Transfer In	—	—	—
Transfer Out	—	—	—

Value, End of Period	$114,043	($4,981)	$109,062

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($12,707)	$855	($11,852)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%
Financials - 0.7%
Wells Fargo & Co 7.500%	3,000	$3,714,000

Total Convertible Preferred Stocks (Cost $2,111,829)		3,714,000

PREFERRED STOCKS - 0.0%
Financials - 0.0%
Fannie Mae	8,000	20,400

Total Preferred Stocks (Cost $200,000)		20,400

	Principal Amount
CORPORATE BONDS & NOTES - 19.9%
Consumer Discretionary - 0.0%
General Motors Co Escrow Receipt 8.375% due 07/05/33 Ω + r	EUR 200,000	—

Consumer Staples - 0.4%
Anheuser-Busch InBev Worldwide Inc 0.998% due 01/27/14 §	$1,300,000	1,309,643
Kraft Foods Group Inc 6.125% due 08/23/18 ~ r	517,000	634,197
Kraft Foods Inc 6.125% due 02/01/18	183,000	223,741
6.875% due 02/01/38	100,000	137,886
Reynolds American Inc 7.625% due 06/01/16	100,000	120,617

		2,426,084

Energy - 0.8%
AK Transneft (Ireland) 8.700% due 08/07/18 ~	100,000	130,375
Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	233,101
Gaz Capital SA (Luxembourg) 8.146% due 04/11/18 ~	300,000	366,966
NGPL PipeCo LLC 7.119% due 12/15/17 ~	500,000	533,750
Novatek Finance Ltd (Ireland) 5.326% due 02/03/16 ~	200,000	214,050
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	97,000	109,562
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	900,000	1,018,801
5.875% due 03/01/18	400,000	457,812
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	600,000	706,500
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 4.500% due 09/30/12 ~	400,000	400,000
TNK-BP Finance SA (Luxembourg) 7.250% due 02/02/20 ~	200,000	243,050

		4,413,967

Financials - 15.0%
Ally Financial Inc 3.779% due 06/20/14 §	4,600,000	4,726,592
4.500% due 02/11/14	500,000	512,500

	Principal Amount	Value
7.500% due 09/15/20	$200,000	$230,250
8.300% due 02/12/15	600,000	666,000
American Express Bank FSB 5.500% due 04/16/13	600,000	616,430
American Express Co 4.875% due 07/15/13	200,000	206,833
American International Group Inc 5.450% due 05/18/17	100,000	114,276
5.850% due 01/16/18	800,000	930,308
6.250% due 03/15/87	200,000	203,000
ANZ National International Ltd (New Zealand) 6.200% due 07/19/13 ~	300,000	312,080
Banco Santander Brasil SA (Brazil) 2.485% due 03/18/14 § ~	600,000	591,990
4.250% due 01/14/16 ~	300,000	306,582
Banco Santander Chile (Chile) 2.055% due 01/19/16 § ~	1,000,000	972,500
Bank of America Corp 1.867% due 01/30/14 §	1,200,000	1,208,999
4.500% due 04/01/15	1,900,000	2,036,479
4.875% due 01/15/13	100,000	101,150
5.650% due 05/01/18	500,000	570,863
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	100,000	112,230
Bank of Montreal (Canada) 1.950% due 01/30/18 ~	300,000	314,789
2.850% due 06/09/15 ~	100,000	106,339
Bank of Nova Scotia (Canada) 1.650% due 10/29/15 ~	200,000	206,695
Banque PSA Finance SA (France) 2.254% due 04/04/14 § ~ r	600,000	588,418
Barclays Bank PLC (United Kingdom) 10.179% due 06/12/21 ~ r	720,000	939,316
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	3,800,000	4,181,900
BM&FBOVESPA SA (Brazil) 5.500% due 07/16/20 ~	100,000	114,650
BNP Paribas SA (France) 1.250% due 01/10/14 §	1,000,000	1,000,680
BPCE SA (France) 2.375% due 10/04/13 ~ r	100,000	100,498
9.000% § ±	EUR 300,000	382,624
CIT Group Inc 5.250% due 04/01/14 ~	$100,000	104,750
Citigroup Inc 2.438% due 08/13/13 §	200,000	202,716
3.625% due 11/30/17 §	EUR 500,000	589,163
5.500% due 04/11/13	$700,000	717,235
5.500% due 10/15/14	1,000,000	1,078,946
8.500% due 05/22/19	169,000	223,838
Commonwealth Bank of Australia (Australia) 0.878% due 07/12/13 § ~	1,600,000	1,605,445
Credit Agricole Home Loan SFH (France) 1.203% due 07/21/14 § ~ r	1,400,000	1,386,928
Credit Agricole SA (France) 5.136% § ~ ±	GBP 300,000	352,363
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	$300,000	305,103
Daimler Finance North America LLC 1.599% due 09/13/13 § ~	400,000	402,898
Dexia Credit Local SA (France) 0.927% due 04/29/14 § ~	800,000	776,865
4.110% due 09/18/13	EUR 1,600,000	2,055,257
Export Credit Bank of Turkey (Turkey) 5.875% due 04/24/19 ~	$200,000	220,600
Export-Import Bank of Korea (South Korea) 4.000% due 01/29/21	100,000	109,475
5.125% due 06/29/20	100,000	117,451
Ford Motor Credit Co LLC 7.000% due 04/15/15	500,000	561,250
8.700% due 10/01/14	200,000	227,548

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
General Electric Capital Corp 6.875% due 01/10/39	$200,000	$268,455
HBOS PLC (United Kingdom) 1.112% due 09/06/17 §	8,100,000	6,609,600
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~ r	200,000	201,983
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	1,700,000	1,769,352
5.500% due 03/25/15 ~	600,000	632,573
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~ r	100,000	103,728
Intesa Sanpaolo SPA (Italy) 2.375% due 12/21/12	1,400,000	1,383,442
2.831% due 02/24/14 § ~ r	500,000	492,713
JPMorgan Chase & Co 7.900% § ±	300,000	341,944
LBG Capital No. 2 PLC (United Kingdom) 9.125% due 07/15/20	GBP 800,000	1,306,959
Lloyds TSB Bank PLC (United Kingdom) 12.000% § ~ ±	$1,100,000	1,235,655
Macquarie Bank Ltd (Australia) 3.300% due 07/17/14 ~	5,300,000	5,564,640
Merrill Lynch & Co Inc 6.875% due 04/25/18	900,000	1,079,834
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~ r	300,000	307,268
Morgan Stanley 5.950% due 12/28/17	1,900,000	2,137,080
National Australia Bank Ltd (Australia) 1.078% due 04/11/14 § ~	1,600,000	1,610,752
Nationwide Building Society (United Kingdom) 6.250% due 02/25/20 ~ r	300,000	344,709
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~ r	100,000	101,147
Nordea Eiendomskreditt AS (Norway) 0.771% due 04/07/14 § ~ r	900,000	899,656
Nykredit Realkredit AS (Denmark) 1.675% due 04/01/38 §	DKK 703,464	122,347
1.675% due 10/01/38 §	892,954	155,765
Principal Life Income Funding Trusts 5.300% due 04/24/13	$100,000	102,753
Qatari Diar Finance QSC (Qatar) 5.000% due 07/21/20 ~	200,000	229,500
RCI Banque SA (France) 2.328% due 04/11/14 § ~ r	1,300,000	1,273,994
Realkredit Danmark AS (Denmark) 1.420% due 01/01/38 §	DKK 3,136,632	547,402
RZD Capital Ltd (Ireland) 5.739% due 04/03/17	$500,000	555,290
Santander Issuances SAU (Spain) 7.300% due 07/27/19 §	GBP 3,000,000	4,563,439
Sberbank of Russia Via Sb Capital SA (Luxembourg) 6.125% due 02/07/22 ~	$500,000	553,750
SLM Corp 2.113% due 10/01/14 § ^	100,000	99,054
5.000% due 10/01/13	2,600,000	2,707,250
6.250% due 01/25/16	100,000	109,000
8.000% due 03/25/20	400,000	464,000
8.450% due 06/15/18	600,000	705,893
Springleaf Finance Corp 4.125% due 11/29/13	EUR 1,000,000	1,251,638
SSIF Nevada LP 1.155% due 04/14/14 § ~ r	$3,300,000	3,316,220
State Bank of India (India) 4.500% due 07/27/15 ~	1,000,000	1,041,258
Stone Street Trust 5.902% due 12/15/15 ~	700,000	736,670
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	300,000	342,452

	Principal Amount	Value
The Bear Stearns Cos LLC 6.400% due 10/02/17	$400,000	$481,571
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% § ~ ± r	300,000	335,872
The Goldman Sachs Group Inc 3.300% due 05/03/15	200,000	208,243
6.750% due 10/01/37	1,200,000	1,290,824
The Royal Bank of Scotland Group PLC (United Kingdom) 3.950% due 09/21/15	400,000	425,056
7.640% § ±	500,000	413,750
UBS AG (Switzerland) 5.875% due 12/20/17	700,000	829,756
Wachovia Corp 0.635% due 08/01/13 §	300,000	300,285
Wells Fargo & Co 7.980% § ±	1,700,000	1,959,250

		84,906,574

Health Care - 0.0%
UnitedHealth Group Inc 6.875% due 02/15/38	100,000	139,466

Industrials - 1.3%
Caterpillar Inc 0.605% due 05/21/13 §	1,400,000	1,402,572
International Lease Finance Corp 5.625% due 09/20/13	255,000	263,925
5.750% due 05/15/16	100,000	106,542
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	200,000	213,000
United Technologies Corp 0.688% due 12/02/13 §	5,100,000	5,122,017

		7,108,056

Information Technology - 0.3%
Hewlett-Packard Co 0.711% due 05/24/13 §	1,600,000	1,600,290

Materials - 1.2%
Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	3,600,000	3,834,000
Codelco Inc (Chile) 6.150% due 10/24/36 ~	200,000	258,112
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	700,000	784,000
CSN Resources SA (Luxembourg) 6.500% due 07/21/20 ~	600,000	649,500
Gerdau Holdings Inc 7.000% due 01/20/20 ~	400,000	464,000
GTL Trade Finance Inc (United Kingdom) 7.250% due 10/20/17 ~	600,000	700,500
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	200,000	232,337
6.875% due 11/10/39	100,000	117,260

		7,039,709

Telecommunication Services - 0.5%
AT&T Inc 6.300% due 01/15/38	200,000	263,778
Deutsche Telekom International Finance BV (Netherlands) 6.500% due 04/08/22	GBP 900,000	1,837,794
Verizon Communications Inc 0.972% due 03/28/14 §	$900,000	907,288

		3,008,860

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Utilities - 0.4%
CMS Energy Corp 5.050% due 02/15/18	$1,000,000	$1,129,246
Electricite de France (France) 5.500% due 01/26/14 ~ r	200,000	211,957
6.500% due 01/26/19 ~	200,000	245,022
Entergy Corp 3.625% due 09/15/15	500,000	526,350

		2,112,575

Total Corporate Bonds & Notes (Cost $108,392,481)		112,755,581

SENIOR LOAN NOTES - 0.3%
Financials - 0.3%
Springleaf Finance Corp (Initial) 5.500% due 05/10/17 §	2,000,000	1,962,000

Total Senior Loan Notes (Cost $1,992,223)		1,962,000

MORTGAGE-BACKED SECURITIES - 56.5%
Collateralized Mortgage Obligations - Commercial - 1.3%
Bear Stearns Commercial Mortgage Securities 5.471% due 01/12/45 " §	100,000	116,843
5.700% due 06/11/50 "	200,000	238,778
Credit Suisse Mortgage Capital Certificates 5.467% due 09/15/39 "	900,000	1,019,826
5.666% due 03/15/39 " §	100,000	112,177
European Loan Conduit (Ireland) 0.495% due 05/15/19 " § ~	EUR 50,607	59,830
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 "	$400,000	459,248
JPMorgan Chase Commercial Mortgage Securities Corp 4.070% due 11/15/43 " ~	500,000	565,465
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	600,000	720,031
Merrill Lynch-Floating Trust 0.756% due 07/09/21 " § ~	408,375	402,951
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	500,000	569,800
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,700,000	1,968,665
Wachovia Bank Commercial Mortgage Trust 0.311% due 09/15/21 " § ~	164,493	159,287
5.342% due 12/15/43 "	600,000	682,689

		7,075,590

Collateralized Mortgage Obligations - Residential - 3.7%
Arran Residential Mortgages Funding PLC (United Kingdom) 1.539% due 11/19/47 " § ~	EUR 1,638,652	2,113,850
1.745% due 05/16/47 " § ~	1,000,000	1,309,898
Banc of America Funding Corp 2.614% due 05/25/35 " §	$124,663	129,762
Banc of America Mortgage Securities Inc 3.123% due 07/25/33 " §	59,550	60,860
BCAP LLC Trust 5.491% due 03/26/37 " § ~	100,000	80,750
Bear Stearns Adjustable Rate Mortgage Trust 2.250% due 08/25/35 " §	56,542	55,484
2.470% due 10/25/35 " §	363,941	342,850

	Principal Amount	Value
2.764% due 08/25/33 " §	$140,403	$143,682
2.991% due 01/25/35 " §	1,424,721	1,323,366
3.078% due 03/25/35 " §	106,537	107,432
Bear Stearns Alt-A Trust 2.890% due 05/25/35 " §	58,725	52,950
2.974% due 11/25/36 " §	91,704	58,721
3.006% due 09/25/35 " §	69,916	56,825
Chase Mortgage Finance Corp 5.774% due 09/25/36 " §	274,900	264,761
Chevy Chase Mortgage Funding Corp 0.467% due 08/25/35 " § ~	69,416	53,091
Citigroup Mortgage Loan Trust Inc 2.340% due 09/25/35 " §	67,042	65,092
2.570% due 10/25/35 " §	114,791	106,378
Countrywide Alternative Loan Trust 2.996% due 06/25/37 " §	376,341	280,594
Countrywide Home Loan Mortgage Pass-Through Trust 0.537% due 03/25/35 " §	31,861	23,591
0.557% due 06/25/35 " § ~	138,597	118,579
Credit Suisse First Boston Mortgage Securities Corp 0.888% due 03/25/32 " § ~	5,191	4,534
6.000% due 11/25/35 "	110,299	85,493
Downey Saving and Loan Association Mortgage Loan Trust 0.399% due 04/19/47 " § Ω	422,064	94,813
Fannie Mae 0.417% due 10/27/37 " §	3,400,000	3,383,636
0.527% due 04/25/37 " §	146,537	147,175
0.667% due 09/25/35 " §	285,068	286,908
1.625% due 11/25/23 " §	224,382	230,475
4.250% due 07/25/17 "	18,065	18,162
4.500% due 10/25/17 "	27,773	28,127
Freddie Mac 1.348% due 10/25/44 " §	47,092	47,503
1.548% due 07/25/44 " §	248,309	253,854
8.000% due 04/15/30 "	246,791	293,425
Granite Master Issuer PLC (United Kingdom) 0.339% due 12/20/54 " § ~	EUR 592,775	747,654
0.399% due 12/20/54 " § ~	953,531	1,202,666
0.479% due 12/20/54 " §	$473,804	464,091
Granite Mortgages PLC (United Kingdom) 0.844% due 01/20/44 " § ~	EUR 31,641	40,165
1.163% due 01/20/44 " § ~	GBP 32,020	51,191
1.011% due 09/20/44 " § ~	174,176	276,928
Harborview Mortgage Loan Trust 0.389% due 12/19/36 " §	$629,408	406,495
0.409% due 01/19/38 " §	202,694	146,263
0.439% due 05/19/35 " §	36,185	26,714
JPMorgan Mortgage Trust 5.003% due 02/25/35 " §	27,892	28,506
5.283% due 07/25/35 " §	336,227	339,028
5.750% due 01/25/36 "	57,990	54,102
Mellon Residential Funding Corp 0.694% due 06/15/30 " §	9,801	9,871
Merrill Lynch Mortgage Investors Inc 0.427% due 02/25/36 " §	48,118	40,877
2.487% due 11/25/35 " §	3,391,150	3,330,067
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 "	286,082	299,249
Residential Accredit Loans Inc 0.397% due 06/25/46 " §	97,803	43,055
6.000% due 06/25/36 "	263,348	195,242
Residential Asset Securitization Trust 0.617% due 05/25/33 " §	10,947	10,336
Structured Asset Mortgage Investments Inc 0.437% due 05/25/36 " §	213,477	141,417
Structured Asset Securities Corp 2.822% due 08/25/32 " §	28,059	27,981
2.843% due 10/28/35 " § ~	65,298	57,104

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates 0.527% due 01/25/45 " §	$26,992	$26,039
0.537% due 01/25/45 " §	27,939	26,466
1.548% due 08/25/42 " §	4,696	4,384
2.344% due 02/27/34 " §	8,441	8,605
2.594% due 09/25/46 " §	99,568	86,085
5.199% due 02/25/37 " §	561,807	517,114
Wells Fargo Mortgage-Backed Securities Trust 2.612% due 12/25/34 " §	111,218	115,014
2.617% due 03/25/36 " §	695,911	634,144
2.675% due 04/25/36 " §	82,508	73,536
4.500% due 11/25/18 "	15,843	15,956

		21,068,966

Fannie Mae - 50.4%
1.348% due 10/01/44 " §	44,264	44,962
2.175% due 09/01/35 " §	173,225	184,065
2.310% due 08/01/22 "	500,000	514,101
2.492% due 11/01/34 " §	152,591	165,492
2.500% due 10/16/27 - 11/19/27 " §	7,000,000	7,353,281
2.612% due 12/01/35 " §	30,116	32,310
2.640% due 11/01/32 " §	160,130	171,676
2.870% due 09/01/27 "	500,000	510,657
3.000% due 10/16/27 - 10/01/42 "	60,400,000	63,990,455
3.500% due 08/01/26 - 11/14/42 "	67,947,785	72,503,527
4.000% due 04/01/24 - 11/14/42 "	32,321,119	34,766,244
4.500% due 07/01/18 - 08/01/41 "	48,261,363	52,389,256
4.501% due 12/01/36 " §	17,984	19,102
5.000% due 03/01/34 - 11/10/40 "	39,752,094	43,342,128
5.500% due 12/01/20 - 11/10/40 "	5,841,487	6,415,593
6.000% due 09/01/22 - 01/01/39 "	3,443,507	3,818,406
6.500% due 03/01/17 "	28,754	31,287

		286,252,542

Freddie Mac - 1.1%
2.375% due 11/01/31 " §	6,834	7,181
2.384% due 04/01/32 " §	23,407	24,992
2.457% due 09/01/35 " §	23,604	25,107
2.739% due 06/01/35 " §	255,020	273,441
2.995% due 09/01/35 " §	164,573	176,937
4.500% due 09/01/41 "	693,941	750,928
5.500% due 03/01/23 - 05/01/40 "	4,371,179	4,772,597
6.000% due 12/01/22 - 03/01/23 "	101,394	111,923

		6,143,106

Total Mortgage-Backed Securities (Cost $316,305,274)		320,540,204

ASSET-BACKED SECURITIES - 4.3%
Argent Securities Inc 1.037% due 02/25/34 " §	1,554,961	1,171,128
Asset Backed Funding Certificates 0.917% due 06/25/34 " §	117,935	93,661
Auto ABS SARL (Italy) 0.582% due 10/25/20 " § ~	EUR 293,879	376,625
Bear Stearns Asset Backed Securities Trust 0.417% due 12/25/36 " §	$500,000	357,895
3.000% due 10/25/36 " §	156,736	114,054
CIT Mortgage Loan Trust 1.467% due 10/25/37 " § ~	5,000,000	4,739,355
Citibank Omni Master Trust 2.971% due 08/15/18 " § ~	3,200,000	3,351,291
Countrywide Asset-Backed Certificates 0.317% due 08/25/37 " §	3,709,324	3,591,599
0.567% due 05/25/46 " § ~	3,032,449	2,559,504

	Principal Amount	Value
Duane Street CLO (Cayman) 0.689% due 11/08/17 " § ~	$2,342,827	$2,321,377
Galaxy CLO Ltd (Cayman) 0.735% due 04/17/17 " § ~	455,151	450,836
Halcyon Structured Asset Management Long Short CLO Ltd (Cayman) 0.664% due 08/07/21 " § ~	2,500,000	2,452,932
Hillmark Funding CDO (Cayman) 0.685% due 05/21/21 " § ~	1,100,000	1,064,271
HSBC Home Equity Loan Trust 0.369% due 03/20/36 " §	472,476	461,737
Long Beach Mortgage Loan Trust 0.777% due 10/25/34 " §	18,554	15,443
Park Place Securities Inc 0.477% due 09/25/35 " §	138,718	134,403
Securitized Asset-Backed Receivables LLC Trust 0.347% due 05/25/37 " § Ω	138,417	73,501
United States Small Business Administration 4.754% due 08/10/14 "	29,019	29,782
Wind River Ltd CLO (Cayman) 0.711% due 12/19/16 " § ~	667,641	653,143
Wood Street CLO BV (Netherlands) 1.222% due 11/22/21 " § ~	EUR 520,709	646,612

Total Asset-Backed Securities (Cost $24,505,880)		24,659,149

U.S. GOVERNMENT AGENCY ISSUES - 11.0%
Fannie Mae 0.875% due 08/28/17	$3,900,000	3,924,348
1.125% due 04/27/17	2,100,000	2,141,246
1.250% due 01/30/17	13,300,000	13,667,200
5.000% due 02/13/17	900,000	1,069,906
5.000% due 05/11/17	900,000	1,074,538
5.375% due 06/12/17	3,500,000	4,248,087
Freddie Mac 1.000% due 03/08/17	3,100,000	3,143,003
1.000% due 06/29/17	13,700,000	13,872,127
1.000% due 07/28/17	7,300,000	7,404,565
1.000% due 09/29/17	3,900,000	3,944,753
1.250% due 05/12/17	700,000	717,412
1.250% due 08/01/19	3,700,000	3,716,950
1.750% due 05/30/19	300,000	311,285
2.375% due 01/13/22	400,000	420,597
3.750% due 03/27/19	1,200,000	1,400,869
5.500% due 08/23/17	900,000	1,105,392

Total U.S. Government Agency Issues (Cost $61,139,229)		62,162,278

U.S. TREASURY OBLIGATIONS - 23.9%
U.S. Treasury Inflation Protected Securities - 5.8%
0.125% due 07/15/22 ^	1,494,480	1,634,704
0.625% due 07/15/21 ^	3,964,584	4,540,067
0.750% due 02/15/42 ^	2,230,734	2,431,500
1.125% due 01/15/21 ^	3,142,140	3,722,456
1.250% due 07/15/20 ^	210,116	251,400
2.000% due 01/15/26 ^ ‡	2,193,303	2,886,422
2.125% due 02/15/40 ^ ‡	6,254,236	9,159,523
2.375% due 01/15/25 ^	1,337,039	1,817,956
2.375% due 01/15/27 ^	3,976,455	5,499,624
3.625% due 04/15/28 ^	708,285	1,125,841

		33,069,493

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 18.1%
0.250% due 08/31/14	$13,400,000	$13,405,762
0.250% due 09/30/14	13,200,000	13,206,191
0.500% due 07/31/17	11,300,000	11,248,800
0.750% due 06/30/17	2,500,000	2,519,922
0.875% due 07/31/19	32,200,000	31,915,738
1.000% due 08/31/19	7,200,000	7,187,623
1.000% due 09/30/19	500,000	498,516
1.250% due 10/31/15	16,900,000	17,376,631
1.500% due 08/31/18 ‡	1,200,000	1,247,532
1.750% due 05/15/22	3,600,000	3,652,596
3.375% due 11/15/19	300,000	348,023
3.500% due 02/15/18	200,000	229,484

		102,836,818

Total U.S. Treasury Obligations (Cost $132,751,278)		135,906,311

FOREIGN GOVERNMENT BONDS & NOTES - 5.3%
Banco Nacional Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	EUR 100,000	136,665
Canada Housing Trust No 1 (Canada) 3.800% due 06/15/21 ~	CAD 100,000	115,594
Italy Buoni Poliennali del Tesoro (Italy) 2.250% due 11/01/13	EUR 8,000,000	10,320,604
2.500% due 03/01/15	700,000	895,208
3.000% due 04/01/14	100,000	130,215
3.750% due 08/01/15	100,000	131,319
4.250% due 07/01/14	100,000	132,740
4.500% due 07/15/15	300,000	401,361
Italy Certificati di Credito del Tesoro (Italy) 0.000% due 09/30/13	1,000,000	1,262,131
Province of British Columbia (Canada) 3.250% due 12/18/21	CAD 100,000	108,279
4.300% due 06/18/42	100,000	122,183
Province of Ontario (Canada) 1.650% due 09/27/19	$400,000	402,084
3.000% due 07/16/18	100,000	109,596
3.150% due 06/02/22	CAD 5,500,000	5,820,568
4.000% due 06/02/21	800,000	907,139
4.200% due 06/02/20	200,000	229,433
4.300% due 03/08/17	400,000	450,705
4.400% due 06/02/19	300,000	346,967
4.600% due 06/02/39	100,000	123,734
4.700% due 06/02/37	400,000	496,474
5.500% due 06/02/18	100,000	120,365
Province of Quebec (Canada) 3.500% due 07/29/20	$400,000	448,066
3.500% due 12/01/22	CAD 2,200,000	2,363,696
4.250% due 12/01/21	1,100,000	1,258,561
4.500% due 12/01/17	200,000	228,880
4.500% due 12/01/18	200,000	230,731
4.500% due 12/01/20	200,000	232,660
Republic of Panama (Panama) 9.375% due 04/01/29	$40,000	68,300
Russia Foreign Bond (Russia) 7.500% due 03/31/30 § ~	1,288,000	1,628,676
Societe de Financement de l’Economie Francaise (France) 3.375% due 05/05/14 ~ r	200,000	209,365
Spain Government Bond (Spain) 4.400% due 01/31/15	EUR 300,000	393,029
Vnesheconombank PLC (Ireland) 5.375% due 02/13/17 ~	$200,000	214,944
5.450% due 11/22/17 ~	100,000	109,026

Total Foreign Government Bonds & Notes (Cost $28,755,512)		30,149,298

	Principal Amount	Value
MUNICIPAL BONDS - 4.3%
American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$1,000,000	$1,460,340
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	1,100,000	888,019
City of North Las Vegas NV 6.572% due 06/01/40	900,000	1,016,397
Clark County NV Airport ‘C’ 6.820% due 07/01/45	200,000	285,106
Irvine Ranch Water District CA 2.388% due 03/15/14	900,000	902,898
Los Angeles Unified School District CA ‘A1’ 4.500% due 01/01/28	400,000	434,820
Metropolitan Transportation Authority NY ‘E’ 5.000% due 11/15/42	2,100,000	2,356,830
New Jersey Economic Development Authority ‘B’ 0.000% due 02/15/19	4,100,000	3,305,912
New York Liberty Development Corp 5.750% due 11/15/51	3,700,000	4,363,854
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	100,000	116,644
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,912,240
State of California
5.650% due 04/01/39 §	100,000	102,535
7.500% due 04/01/34	100,000	131,906
7.550% due 04/01/39	100,000	135,751
7.600% due 11/01/40	1,400,000	1,921,948
Tobacco Securitization Authority of Southern California ‘A1’ 5.000% due 06/01/37	800,000	653,440
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	840,000	643,222
University of Arizona 6.423% due 08/01/35	2,700,000	3,175,470
University of California 6.270% due 05/15/31	500,000	575,415

Total Municipal Bonds (Cost $21,900,399)		24,382,747

SHORT-TERM INVESTMENTS - 8.2%
Foreign Government Issues - 6.2%
Italy Buoni Ordinari del Tesoro (Italy)
1.411% due 02/28/13	EUR 900,000	1,150,473
Japan Treasury Discount Bill (Japan)
0.100% due 11/05/12	JPY 2,100,000,000	26,907,017
Spain Letras del Tesoro (Spain)
2.904% due 09/20/13	EUR 5,500,000	6,881,785

		34,939,275

U.S. Treasury Bills - 1.8%
0.205% due 06/27/13 ‡	$530,000	529,406
0.140% due 02/07/13 ‡	9,732,000	9,728,516
0.103% due 11/15/12 ‡	126,000	125,988

		10,383,910

Repurchase Agreement - 0.0%
JPMorgan Chase & Co 0.260% due 10/01/12 (Dated 09/27/12, repurchase price of $100,002; collateralized by a U.S. Treasury Note: 3.625% due 08/15/19 and value $117,621)	100,000	100,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Money Market Fund - 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	884,900	$884,900

Total Short-Term Investments (Cost $46,239,940)		46,308,085

TOTAL INVESTMENTS - 134.4% (Cost $744,294,045)		762,560,053

TOTAL SECURITIES SOLD SHORT - (2.1%)

(See Note (g) in Notes to Schedule of Investments) (Proceeds $11,562,031)		(11,718,125)

OTHER ASSETS & LIABILITIES, NET - (32.3%)		(183,331,663)

NET ASSETS - 100.0%		$567,510,265

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	56.5%
U.S. Treasury Obligations	23.9%
Corporate Bonds & Notes	19.9%
U.S. Government Agency Issues	11.0%
Short-Term Investments	8.2%
Foreign Government Bonds & Notes	5.3%
Asset-Backed Securities	4.3%
Municipal Bonds	4.3%
Convertible Preferred Stocks	0.7%
Senior Loan Notes	0.3%

	134.4%
Securities Sold Short	(2.1%	)
Other Assets & Liabilities, Net	(32.3%	)

	100.0%

(b)	As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were are follows:

AAA	2.4%
A-1 (Short-Term Debt Only)	2.3%
AA / U.S. Government & Agency Issue	69.7%
A	6.4%
BBB	6.0%
BB	1.2%
B	2.5%
CCC	0.5%
CC	0.1%
D	0.1%
Not Rated	8.8%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $168,314 or less than 0.1% of the fund’s net assets were in default as of September 30, 2012.

(e)	As of September 30, 2012, 2.0% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(f)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2012 was $45,911 at a weighted average interest rate of (6.281%.)

(g)	Securities sold short outstanding as of September 30, 2012 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (2.1%)

Fannie Mae - (2.1%)
3.000% due 10/11/42	$7,000,000	($7,389,375)
4.500% due 10/11/42	4,000,000	(4,328,750)

Total Securities Sold Short (Proceeds $11,562,031)		($11,718,125)

(h)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Euribor (12/14)	8	EUR 8,000,000	$2,174
Eurodollar (12/14)	31	$31,000,000	1,894
Eurodollar (03/15)	131	131,000,000	83,491
Eurodollar (06/15)	240	240,000,000	128,777

			216,336

Short Futures Outstanding
Euro-Bund 10-Year Notes (12/12)	51	EUR 51,000,000	(31,783)

Total Futures Contracts			$184,553

(i)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	204,530	USD	100,036	12/12	BRC	$36
BRL	1,434,300	USD	701,518	12/12	HSB	1,518
BRL	204,370	USD	99,958	12/12	MSC	(42)
BRL	2,043,600	USD	999,527	12/12	UBS	(473)
BRL	615,900	USD	301,237	12/12	UBS	1,237
CAD	449,000	USD	455,838	12/12	CIT	(3,011)
CNY	10,222,705	USD	1,609,457	02/13	DUB	(3,721)
EUR	102,000	USD	131,081	10/12	CIT	(27)
EUR	501,000	USD	644,381	12/12	HSB	(200)
GBP	231,000	USD	372,938	12/12	JPM	(1,741)
MXN	7,759,650	USD	598,810	12/12	GSC	(1,190)
MXN	251,772	USD	19,429	12/12	HSB	836

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	12,915,250	USD	996,666	12/12	MSC	($3,334)
MXN	19,377,280	USD	1,495,339	12/12	UBS	(4,661)
MXN	377,029	USD	29,095	12/12	UBS	1,231
USD	7,090,355	CAD	6,984,000	12/12	CIT	120,238
USD	6,390,862	CAD	6,295,000	12/12	DUB	55,173
USD	316,918	CNY	2,012,955	02/13	BRC	2,041
USD	1,292,538	CNY	8,209,750	02/13	UBS	7,462
USD	370,989	DKK	2,150,000	11/12	BRC	(10,305)
USD	370,816	DKK	2,149,000	11/12	DUB	(10,107)
USD	228,196	EUR	177,570	10/12	JPM	1,804
USD	246,949	EUR	192,000	12/12	BRC	178
USD	10,509,460	EUR	8,171,000	12/12	HSB	(207,028)
USD	92,606	EUR	72,000	12/12	JPM	464
USD	3,214,189	EUR	2,499,000	12/12	RBC	(15,107)
USD	2,002,598	EUR	1,557,000	12/12	RBS	16,800
USD	2,316,327	EUR	1,800,000	01/13	UBS	(106,520)
USD	1,158,518	EUR	900,000	02/13	UBS	(25,503)
USD	8,381,277	EUR	6,500,000	08/13	DUB	(194,658)
USD	386,976	EUR	300,000	09/13	UBS	(8,265)
USD	6,017,198	EUR	4,663,949	09/13	UBS	108,782
USD	129,304	EUR	100,000	04/14	CIT	(2,569)
USD	1,128,502	GBP	699,000	12/12	JPM	3,097
USD	7,678,398	GBP	4,755,000	12/12	RBS	(74,379)
USD	26,917,881	JPY	2,100,000,000	11/12	RBC	(113,708)
USD	2,339,875	JPY	182,474,000	12/12	BRC	(11,436)
USD	407	SGD	500	10/12	RBS	(10)

Total Forward Foreign Currency Contracts						($477,098)

(j)	Transactions in written options for the six-month period ended September 30, 2012 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31,2012	—	—	139,900,000	$1,383,751
Call Options Written	47	1,000,000	30,600,000	83,945
Put Options Written	47	1,000,000	62,700,000	225,107
Call Options Expired	(47)	—	—	(13,148)
Put Options Expired	(47)	—	(136,700,000)	(1,301,295)

Outstanding, September 30,2012	—	2,000,000	96,500,000	$378,360

(k)	Premiums received and value of written options outstanding as of September 30, 2012 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment)) or $0	03/12/20	CIT	$1,200,000	$10,320	($1,696)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment)) or $0	09/29/20	CIT	600,000	7,740	(910)

						$18,060	($2,606)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	0.850%	10/11/12	CIT	$2,500,000	$8,125	($9,419)
Call - OTC 5-Year Interest Rate Swap	Receive	0.850%	10/11/12	RBS	17,200,000	30,215	(64,804)
Call - OTC 5-Year Interest Rate Swap	Receive	0.850%	10/11/12	UBS	1,900,000	5,890	(7,158)
Call - OTC 5-Year Interest Rate Swap	Receive	0.900%	10/11/12	CIT	1,300,000	4,566	(7,740)
Call - OTC 5-Year Interest Rate Swap	Receive	0.900%	10/11/12	MSC	2,700,000	9,315	(16,075)
Call - OTC 7-Year Interest Rate Swap	Receive	1.200%	10/11/12	MSC	2,700,000	4,725	(7,175)
Call - OTC 7-Year Interest Rate Swap	Receive	1.150%	11/19/12	DUB	2,300,000	3,680	(7,195)
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	03/18/13	MSC	2,400,000	22,440	(59,759)

	Based on 3-Month EUR-LIBOR
Call - OTC 5-Year Interest Rate Swap	Receive	0.900%	01/21/13	CIT	EUR 1,000,000	4,281	(3,719)

						93,237	(183,044)

	Based on 3-Month USD-LIBOR

Put - OTC 5-Year Interest Rate Swap	Pay	0.850%	10/11/12	CIT	$2,500,000	8,125	(1,040)
Put - OTC 5-Year Interest Rate Swap	Pay	0.850%	10/11/12	RBS	2,600,000	8,125	(1,082)
Put - OTC 5-Year Interest Rate Swap	Pay	0.850%	10/11/12	UBS	1,900,000	5,890	(790)
Put - OTC 5-Year Interest Rate Swap	Pay	0.900%	10/11/12	CIT	1,300,000	4,566	(180)
Put - OTC 5-Year Interest Rate Swap	Pay	0.900%	10/11/12	MSC	2,700,000	9,315	(374)
Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	10/11/12	RBS	14,600,000	20,275	(2)
Put - OTC 7-Year Interest Rate Swap	Pay	1.600%	10/11/12	MSC	2,700,000	7,830	(9)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	CIT	900,000	4,050	(7)
Put - OTC 2-Year Interest Rate Swap	Pay	0.915%	11/14/12	MSC	6,500,000	17,961	(48)
Put - OTC 7-Year Interest Rate Swap	Pay	1.550%	11/19/12	DUB	2,300,000	5,405	(2,304)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	5,400,000	20,386	(1)
Put - OTC 5-Year Interest Rate Swap	Pay	1.200%	03/18/13	MSC	9,100,000	48,779	(22,692)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	03/18/13	MSC	2,400,000	46,560	(3,239)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	03/18/13	DUB	2,300,000	21,585	(515)
Put - OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	4,500,000	31,760	(1,416)

	Based on 3-Month EUR-LIBOR
Put - OTC 5-Year Interest Rate Swap	Pay	1.100%	01/21/13	CIT	EUR 1,000,000	6,451	(6,738)

						267,063	(40,437)

						$360,300	($223,481)

Total Written Options						$378,360	($226,087)

(l)	Swap agreements outstanding as of September 30, 2012 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Government Bond	1.000%	12/20/12	BRC	0.272%	$1,700,000	$3,369	$2,600	$769
General Electric Capital Corp	4.000%	12/20/13	CIT	0.412%	200,000	9,093	—	9,093
General Electric Capital Corp r	4.230%	12/20/13	DUB	0.412%	200,000	9,674	—	9,674
General Electric Capital Corp	4.325%	12/20/13	CIT	0.412%	200,000	9,915	—	9,915
General Electric Capital Corp	4.400%	12/20/13	BRC	0.412%	200,000	10,123	—	10,123
General Electric Capital Corp	4.500%	12/20/13	BRC	0.412%	300,000	15,535	—	15,535
General Electric Capital Corp	4.700%	12/20/13	BRC	0.412%	400,000	21,725	—	21,725
General Electric Capital Corp r	4.750%	12/20/13	DUB	0.412%	400,000	21,977	—	21,977
MetLife Inc	1.000%	12/20/14	CIT	1.084%	1,800,000	(2,808)	(43,994)	41,186
United Mexican States	1.000%	03/20/15	BRC	0.512%	400,000	4,950	(8,999)	13,949
United Mexican States	1.000%	03/20/15	CIT	0.512%	400,000	4,950	(9,184)	14,134
Japanese Government Bond	1.000%	03/20/15	DUB	0.365%	1,000,000	16,038	11,616	4,422
United Mexican States	1.000%	03/20/15	DUB	0.512%	200,000	2,475	(4,592)	7,067
Brazil Government Bond	1.000%	06/20/15	DUB	0.662%	1,000,000	9,487	(10,975)	20,462
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/15	GSC	0.197%	1,100,000	24,488	10,164	14,324
Brazil Government Bond	1.000%	06/20/15	HSB	0.662%	1,000,000	9,487	(10,975)	20,462
Brazil Government Bond	1.000%	09/20/15	BRC	0.704%	1,000,000	9,085	(7,735)	16,820
United Mexican States	1.000%	09/20/15	BRC	0.601%	1,000,000	12,158	(7,735)	19,893

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/12 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Government Bond	1.000%	09/20/15	HSB	0.704%	$600,000	$5,451	($5,961)	$11,412
Brazil Government Bond	1.000%	09/20/15	UBS	0.704%	500,000	4,543	(4,731)	9,274
France Government Bond OAT	0.250%	12/20/15	RBS	0.597%	700,000	(7,733)	(13,898)	6,165
MetLife Inc	1.000%	12/20/15	CIT	1.496%	800,000	(12,257)	(29,083)	16,826
United Kingdom Index-Linked Treasury Gilt	1.000%	12/20/15	GSC	0.229%	1,200,000	30,241	27,797	2,444
General Electric Capital Corp	1.000%	12/20/15	MSC	1.000%	500,000	152	(9,796)	9,948
France Government Bond OAT	0.250%	03/20/16	RBS	0.688%	2,900,000	(43,520)	(89,270)	45,750
China Government Bond	1.000%	03/20/16	BRC	0.510%	1,000,000	17,262	11,950	5,312
United Mexican States	1.000%	03/20/16	BRC	0.689%	100,000	1,104	(768)	1,872
Brazil Government Bond	1.000%	03/20/16	CIT	0.791%	2,300,000	17,263	(16,240)	33,503
Republic of Kazakhstan Debt	1.000%	03/20/16	CIT	1.262%	300,000	(2,602)	(8,658)	6,056
United Mexican States	1.000%	03/20/16	CIT	0.689%	1,100,000	12,135	(8,978)	21,113
United Mexican States	1.000%	03/20/16	DUB	0.689%	700,000	7,722	(5,135)	12,857
Berkshire Hathaway Finance Corp r	1.000%	06/20/16	CIT	0.983%	900,000	839	(2,156)	2,995
Brazil Government Bond	1.000%	06/20/16	CIT	0.837%	700,000	4,423	(2,363)	6,786
France Government Bond OAT	0.250%	09/20/16	HSB	0.835%	400,000	(9,156)	(17,549)	8,393
China Government Bond	1.000%	09/20/16	DUB	0.611%	400,000	6,246	2,210	4,036
Brazil Government Bond	1.000%	09/20/16	GSC	0.877%	200,000	1,028	(1,217)	2,245
South Korea Government Bond	1.000%	09/20/16	HSB	0.600%	100,000	1,607	(218)	1,825
China Government Bond	1.000%	09/20/16	MSC	0.611%	400,000	6,246	2,019	4,227
China Government Bond	1.000%	09/20/16	UBS	0.611%	300,000	4,685	1,557	3,128
Indonesia Government Bond	1.000%	09/20/16	UBS	1.064%	100,000	(218)	(1,578)	1,360
United Kingdom Index-Linked Treasury Gilt	1.000%	12/20/16	CIT	0.364%	2,000,000	54,133	7,916	46,217
United Kingdom Index-Linked Treasury Gilt	1.000%	12/20/16	GSC	0.364%	1,400,000	37,894	4,152	33,742
Ally Financial Inc	5.000%	12/20/16	DUB	3.189%	300,000	21,231	(3,675)	24,906
United Mexican States	1.000%	06/20/17	BRC	0.927%	400,000	1,478	(4,897)	6,375
Australian Government	1.000%	06/20/17	CIT	0.499%	1,300,000	30,855	14,784	16,071
Brazil Government Bond	1.000%	06/20/17	CIT	1.026%	1,600,000	(1,435)	(21,914)	20,479
South Korea Government Bond	1.000%	06/20/17	CIT	0.755%	400,000	4,661	(3,926)	8,587
Brazil Government Bond	1.000%	06/20/17	DUB	1.026%	1,300,000	(1,166)	(14,173)	13,007
Indonesia Government Bond	1.000%	06/20/17	DUB	1.337%	200,000	(3,019)	(5,884)	2,865
South Korea Government Bond	1.000%	06/20/17	DUB	0.755%	400,000	4,661	(4,653)	9,314
Russian Federation	1.000%	06/20/17	GSC	1.395%	100,000	(1,781)	(6,901)	5,120
United Mexican States	1.000%	06/20/17	GSC	0.927%	100,000	370	(1,127)	1,497
South Korea Government Bond	1.000%	06/20/17	HSB	0.755%	300,000	3,496	(2,872)	6,368
United Mexican States	1.000%	06/20/17	HSB	0.927%	400,000	1,478	(4,702)	6,180
Japanese Government Bond r	1.000%	06/20/17	MSC	0.767%	1,200,000	13,355	(1,786)	15,141
Japanese Government Bond	1.000%	06/20/17	MSC	0.767%	800,000	8,880	4,290	4,590
United Mexican States	1.000%	06/20/17	MSC	0.927%	1,000,000	3,696	(7,846)	11,542
China Government Bond	1.000%	06/20/17	UBS	0.778%	3,300,000	35,039	(19,234)	54,273
Indonesia Government Bond	1.000%	06/20/17	UBS	1.337%	800,000	(12,076)	(24,192)	12,116
South Korea Government Bond	1.000%	06/20/17	UBS	0.755%	900,000	10,487	(9,272)	19,759
Reynolds American Inc	1.280%	06/20/17	DUB	0.942%	200,000	3,201	—	3,201
China Government Bond r	1.000%	09/20/17	CIT	0.831%	100,000	854	(1,377)	2,231
MetLife Inc	1.000%	03/20/18	DUB	1.980%	1,200,000	(59,406)	(68,165)	8,759
United Mexican States	1.000%	03/20/21	CIT	1.324%	100,000	(2,494)	(4,247)	1,753
Indonesia Government Bond	1.000%	06/20/21	BRC	2.036%	1,500,000	(117,517)	(95,221)	(22,296)
United Mexican States	1.000%	06/20/21	BRC	1.337%	1,200,000	(31,930)	(34,805)	2,875

						$242,127	($561,602)	$803,729

Credit Default Swaps on Credit Indices—Buy Protection (2)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
OTC - Dow Jones iTraxx 17SEN2 BP	1.000%	06/20/17	BRC	EUR 1,400,000	$92,745	$91,912	$833
OTC - Dow Jones iTraxx 17SEN2 BP	1.000%	06/20/17	CIT	200,000	13,249	13,130	119

					$105,994	$105,042	$952

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Credit Default Swaps on Credit Indices—Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - Dow Jones CDX NA HY-9 5Y r	2.080%	12/20/12	BOA	$1,412,625	$7,323	$—	$7,323
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	BRC	2,600,000	228,290	174,200	54,090
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	DUB	900,000	79,023	117,500	(38,477)
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	HSB	1,200,000	105,364	135,550	(30,186)
OTC - Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	MSC	900,000	79,023	101,250	(22,227)
OTC - Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	CIT	200,000	19,960	27,650	(7,690)
OTC - Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	DUB	600,000	59,880	74,750	(14,870)
OTC - Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	MSC	400,000	39,920	52,000	(12,080)
CME - Dow Jones CDX NA IG-17 5Y	1.000%	12/20/16	CME	40,700,000	(338,778)	694,915	(1,033,693)
OTC - Dow Jones CDX NA IG-9 10Y	0.548%	12/20/17	GSC	96,450	1,465	—	1,465
CMBX.NA	0.080%	12/13/49	DUB	200,000	(11,926)	(11,625)	(301)

					$269,544	$1,366,190	($1,096,646)

Total Credit Default Swaps					$617,665	$909,630	($291,965)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay /Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
OTC - 28-Day Mexico Interbank TIIE Banxico	BRC	Pay	5.600%	09/06/16	MXN 1,100,000	$1,612	$552	$1,060
OTC - 28-Day Mexico Interbank TIIE Banxico	HSB	Pay	5.600%	09/06/16	2,100,000	2,906	820	2,086
OTC - 28-Day Mexico Interbank TIIE Banxico	MSC	Pay	5.600%	09/06/16	1,400,000	1,714	280	1,434
OTC - 28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	1,200,000	10,548	1,757	8,791
OTC - 28-Day Mexico Interbank TIIE Banxico r	BRC	Pay	5.500%	09/13/17	13,000,000	32,692	(10,195)	42,887
OTC - 28-Day Mexico Interbank TIIE Banxico r	HSB	Pay	5.500%	09/13/17	5,000,000	12,470	(1,920)	14,390
OTC - 28-Day Mexico Interbank TIIE Banxico r	MSC	Pay	5.500%	09/13/17	3,000,000	7,512	(1,453)	8,965
OTC - 28-Day Mexico Interbank TIIE Banxico r	BRC	Pay	6.000%	09/02/22	27,000,000	28,068	(14,093)	42,161
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/20/42	$3,600,000	(140,070)	(317,381)	177,311

Total Interest Rate Swaps						($42,548)	($341,633)	$299,085

Total Swap Agreements						$575,117	$567,997	$7,120

(m)	As of September 30, 2012, investments with total aggregate values of $423,706 and $981,663 were fully or partially segregated with the broker(s)/custodian as collateral for open futures and swap contracts, respectively. In addition, $13,000 and $6,000 in cash was segregated as collateral for open futures contracts and swap contracts, respectively.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(n)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$3,714,000	$3,714,000	$—	$—
	Preferred Stocks (1)	20,400	20,400	—	—
	Corporate Bonds & Notes	112,755,581	—	112,755,581	—
	Senior Loan Notes	1,962,000	—	1,962,000	—
	Mortgage-Backed Securities	320,540,204	—	320,459,454	80,750
	Asset-Backed Securities	24,659,149	—	24,659,149	—
	U.S. Government Agency Issues	62,162,278	—	62,162,278	—
	U.S. Treasury Obligations	135,906,311	—	135,906,311	—
	Foreign Government Bonds & Notes	30,149,298	—	30,149,298	—
	Municipal Bonds	24,382,747	—	24,382,747	—
	Short-Term Investments	46,308,085	884,900	45,423,185	—
	Derivatives:
	Credit Contracts
	Swaps	1,277,487	—	1,277,487	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	320,897	—	320,897	—
	Interest Rate Contracts
	Futures	216,336	216,336	—	—
	Swaps	97,522	—	97,522	—

	Total Interest Rate Contracts	313,858	216,336	97,522	—

	Total Assets - Derivatives	1,912,242	216,336	1,695,906	—

	Total Assets	764,472,295	4,835,636	759,555,909	80,750

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(11,718,125)	—	(11,718,125)	—
	Derivatives:
	Credit Contracts
	Swaps	(659,822)	—	(659,822)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(797,995)	—	(797,995)	—
	Interest Rate Contracts
	Futures	(31,783)	(31,783)	—	—
	Written Options	(226,087)	—	(223,481)	(2,606)
	Swaps	(140,070)	—	(140,070)	—

	Total Interest Rate Contracts	(397,940)	(31,783)	(363,551)	(2,606)

	Total Liabilities - Derivatives	(1,855,757)	(31,783)	(1,821,368)	(2,606)

	Total Liabilities	(13,573,882)	(31,783)	(13,539,493)	(2,606)

	Total	$750,898,413	$4,803,853	$746,016,416	$78,144

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund's assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2012:

			Liabilities Derivatives
	Corporate Bonds & Notes	Mortgage-Backed Securities	Interest Rate Contracts
			Written Options	Total
Value, Beginning of Period	$3,001	$75,300	($2,956)	$75,345
Purchases	—	—	—	—
Sales (including paydowns)	—	—	—	—
Accrued Discounts (Premiums)	—	—	—	—
Net Realized Gains (Losses)	—	—	—	—
Change in Net Unrealized Appreciation (Depreciation)	(3,001)	5,450	350	2,799
Transfers In	—	—	—	—
Transfers Out	—	—	—	—

Value, End of Period	$—	$80,750	($2,606)	$78,144

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($3,001)	$5,450	$350	$2,799

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.9%
Consumer Discretionary - 2.9%
CBS Corp 1.950% due 07/01/17	$120,000	$123,174
Cox Communications Inc
5.450% due 12/15/14	500,000	550,237
7.125% due 10/01/12	325,000	325,000
DIRECTV Holdings LLC
3.550% due 03/15/15	200,000	211,947
4.750% due 10/01/14	850,000	912,070
Dollar General Corp 4.125% due 07/15/17	340,000	357,000
DR Horton Inc 4.750% due 05/15/17	325,000	347,750
Easton-Bell Sports Inc 9.750% due 12/01/16	130,000	140,888
NBCUniversal Media LLC 2.100% due 04/01/14	560,000	571,964
Speedway Motorsports Inc 8.750% due 06/01/16	140,000	152,075
Staples Inc 9.750% due 01/15/14	425,000	470,362
TCM Sub LLC 3.550% due 01/15/15 ~	1,060,000	1,116,344
The Interpublic Group of Cos Inc 6.250% due 11/15/14	398,000	431,830
Thomson Reuters Corp (Canada) 5.700% due 10/01/14	250,000	273,610
Time Warner Cable Inc
7.500% due 04/01/14	375,000	411,888
8.250% due 02/14/14	175,000	192,670

		6,588,809

Consumer Staples - 2.9%
Altria Group Inc 8.500% due 11/10/13	668,000	725,123
Anheuser-Busch InBev Worldwide Inc
1.375% due 07/15/17	740,000	750,077
1.500% due 07/14/14	210,000	213,789
5.375% due 11/15/14	75,000	82,552
BAT International Finance PLC (United Kingdom)
1.400% due 06/05/15 ~	710,000	715,909
8.125% due 11/15/13 ~	150,000	161,425
Bunge Ltd Finance Corp 3.200% due 06/15/17	1,060,000	1,112,778
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	400,000	416,368
Kraft Foods Group Inc 1.625% due 06/04/15 ~	315,000	319,980
Kraft Foods Inc 2.625% due 05/08/13	275,000	278,246
Molson Coors Brewing Co 2.000% due 05/01/17	255,000	262,884
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	510,000	532,726
Philip Morris International Inc 1.625% due 03/20/17	510,000	522,035
SABMiller Holdings Inc 1.850% due 01/15/15 ~	530,000	542,795

		6,636,687

Energy - 5.2%
Anadarko Petroleum Corp 6.375% due 09/15/17	345,000	416,481
Apache Corp 1.750% due 04/15/17	115,000	118,906
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	450,000	477,907

	Principal Amount	Value
Bill Barrett Corp 9.875% due 07/15/16	$200,000	$221,000
Canadian Natural Resources Ltd (Canada)
1.450% due 11/14/14	540,000	548,928
5.700% due 05/15/17	455,000	541,446
DCP Midstream LLC 9.700% due 12/01/13 ~	230,000	249,207
Devon Energy Corp 1.875% due 05/15/17	175,000	178,623
Diamond Offshore Drilling Inc 5.150% due 09/01/14	284,000	307,320
Ensco PLC (United Kingdom) 3.250% due 03/15/16	500,000	533,977
Enterprise Products Operating LLC
1.250% due 08/13/15	125,000	126,328
5.600% due 10/15/14	316,000	345,446
6.375% due 02/01/13	100,000	101,739
Gazprom OAO Via Gaz Capital SA (Luxembourg) 4.950% due 05/23/16 ~	360,000	382,057
Kinder Morgan Energy Partners LP
3.500% due 03/01/16	85,000	91,213
5.125% due 11/15/14	140,000	152,122
Magellan Midstream Partners LP 6.450% due 06/01/14	225,000	242,769
Noble Corp (Cayman) 5.875% due 06/01/16	365,000	377,344
Noble Holding International Ltd (Cayman)
2.500% due 03/15/17	65,000	67,129
3.050% due 03/01/16	415,000	433,740
3.450% due 08/01/15	110,000	116,440
7.375% due 03/15/14	55,000	59,900
Occidental Petroleum Corp
1.450% due 12/13/13	500,000	505,894
1.750% due 02/15/17	305,000	316,182
Petrohawk Energy Corp
7.250% due 08/15/18	690,000	785,037
10.500% due 08/01/14	125,000	136,004
Phillips 66 1.950% due 03/05/15 ~	290,000	296,906
Regency Energy Partners LP 9.375% due 06/01/16	27,000	29,599
Rowan Cos Inc 5.000% due 09/01/17	120,000	132,542
Talisman Energy Inc (Canada) 5.125% due 05/15/15	455,000	492,907
Total Capital International SA (France) 0.750% due 01/25/16	610,000	611,736
TransCanada PipeLines Ltd (Canada) 0.875% due 03/02/15	120,000	121,191
Transocean Inc (Cayman)
2.500% due 10/15/17	250,000	251,741
5.050% due 12/15/16	130,000	145,436
5.250% due 03/15/13	708,000	722,117
Williams Partners LP 3.800% due 02/15/15	405,000	429,660
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	705,000	748,141

		11,815,115

Financials - 20.5%
ACE INA Holdings Inc 5.875% due 06/15/14	710,000	772,596
Aflac Inc 2.650% due 02/15/17	75,000	78,788
Ally Financial Inc
4.625% due 06/26/15	150,000	153,923
6.750% due 12/01/14	220,000	236,500
American Express Centurion Bank 5.550% due 10/17/12	250,000	250,501

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
American Express Credit Corp 5.125% due 08/25/14	$660,000	$714,327
American Honda Finance Corp 1.450% due 02/27/15 ~	650,000	660,785
American International Group Inc
3.000% due 03/20/15	175,000	181,333
4.250% due 09/15/14	810,000	856,245
Anglo American Capital PLC (United Kingdom) 2.150% due 09/27/13 ~	250,000	251,661
ANZ National International Ltd (New Zealand) 1.850% due 10/15/15 ~	830,000	839,969
Bank of America Corp 1.867% due 01/30/14 §	810,000	816,074
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	1,000,000	1,067,963
BB&T Corp
1.600% due 08/15/17	245,000	249,746
5.700% due 04/30/14	350,000	377,298
Berkshire Hathaway Inc 2.200% due 08/15/16	630,000	662,724
Boston Properties LP 5.000% due 06/01/15	470,000	514,258
Capital One Financial Corp
2.125% due 07/15/14	135,000	137,819
2.150% due 03/23/15	480,000	492,460
7.375% due 05/23/14	275,000	302,799
Caterpillar Financial Services Corp 0.751% due 04/01/14 §	600,000	602,996
CIT Group Inc 4.750% due 02/15/15 ~	230,000	240,925
Citigroup Inc
0.722% due 11/05/14 §	240,000	236,397
1.391% due 04/01/14 §	344,000	343,771
Commonwealth Bank of Australia (Australia)
1.900% due 09/18/17	355,000	356,284
1.950% due 03/16/15	675,000	690,316
Daimler Finance North America LLC
0.972% due 03/28/14 ~ §	500,000	501,129
1.875% due 09/15/14 ~	190,000	193,051
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	785,000	820,885
Fifth Third Bancorp
3.625% due 01/25/16	85,000	91,780
6.250% due 05/01/13	425,000	438,818
Fifth Third Bank 0.545% due 05/17/13 §	250,000	249,714
Ford Motor Credit Co LLC
2.750% due 05/15/15	640,000	653,107
3.000% due 06/12/17	250,000	254,806
3.875% due 01/15/15	400,000	418,267
Franklin Resources Inc 1.375% due 09/15/17	170,000	171,164
General Electric Capital Corp
1.090% due 04/07/14 §	1,300,000	1,306,141
2.375% due 06/30/15	625,000	648,473
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	445,000	445,863
HSBC Finance Corp 0.705% due 01/15/14 §	100,000	99,397
HSBC USA Inc 2.375% due 02/13/15	785,000	808,575
Hyundai Capital America 1.625% due 10/02/15 ~	195,000	195,239
Hyundai Capital Services Inc (South Korea)
3.500% due 09/13/17 ~	200,000	209,417
4.375% due 07/27/16 ~	525,000	566,529
Intesa Sanpaolo SPA (Italy) 2.375% due 12/21/12	275,000	271,748

	Principal Amount	Value
JPMorgan Chase & Co
1.139% due 05/02/14 §	$515,000	$518,875
2.000% due 08/15/17	1,000,000	1,010,112
KeyBank NA 4.950% due 09/15/15	180,000	196,853
KeyCorp 3.750% due 08/13/15	325,000	350,786
Kilroy Realty LP 5.000% due 11/03/15	405,000	441,047
MassMutual Global Funding II 0.864% due 09/27/13 ~ §	450,000	452,325
MetLife Inc 2.375% due 02/06/14	125,000	127,958
Metropolitan Life Global Funding I
1.700% due 06/29/15 ~	860,000	877,793
5.125% due 06/10/14 ~	250,000	268,241
Morgan Stanley 2.052% due 01/24/14 §	1,425,000	1,430,233
National Australia Bank Ltd (Australia) 2.350% due 11/16/12 ~	325,000	325,774
National Rural Utilities Cooperative Finance Corp 1.000% due 02/02/15	80,000	80,976
New York Life Global Funding 2.450% due 07/14/16 ~	580,000	605,573
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	605,000	611,218
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~ r	760,000	768,717
PACCAR Financial Corp 1.600% due 03/15/17	485,000	495,885
PNC Funding Corp 3.625% due 02/08/15	350,000	372,075
Principal Financial Group Inc 7.875% due 05/15/14	690,000	767,523
Principal Life Global Funding II 1.125% due 09/18/15 ~	560,000	561,497
Prudential Financial Inc
2.750% due 01/14/13	325,000	327,127
5.100% due 09/20/14	705,000	763,071
Regions Financial Corp 5.750% due 06/15/15	200,000	215,246
Royal Bank of Canada (Canada) 0.755% due 04/17/14 §	700,000	702,447
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	415,000	420,292
Simon Property Group LP 4.200% due 02/01/15	515,000	548,742
SLM Corp 4.625% due 09/25/17	1,010,000	1,025,903
Societe Generale SA (France) 2.500% due 01/15/14 ~	225,000	226,620
Sumitomo Mitsui Banking Corp (Japan) 1.900% due 01/12/15 ~	705,000	719,055
Sun Life Financial Global Funding III LP 0.710% due 10/06/13 ~ §	775,000	769,690
The Bank of New York Mellon Corp 4.950% due 11/01/12	1,199,000	1,203,707
The Goldman Sachs Group Inc 1.439% due 02/07/14 §	1,410,000	1,409,750
The Toronto-Dominion Bank (Canada)
0.628% due 07/26/13 §	230,000	230,478
0.755% due 07/14/14 §	235,000	236,237
Toyota Motor Credit Corp 2.000% due 09/15/16	860,000	894,516
U.S. Bancorp 2.200% due 11/15/16	645,000	677,856
UBS AG (Switzerland) 1.447% due 01/28/14 §	400,000	401,754
Union Bank NA 2.125% due 06/16/17	435,000	445,660

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Ventas Realty LP 3.125% due 11/30/15	$650,000	$677,927
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	795,000	808,633
WEA Finance LLC
5.400% due 10/01/12 ~	375,000	375,000
5.750% due 09/02/15 ~	490,000	544,209
Wells Fargo & Co
1.250% due 02/13/15	700,000	708,817
2.100% due 05/08/17	615,000	637,107
Westpac Banking Corp (Australia) 1.125% due 09/25/15	785,000	787,112

		46,452,978

Health Care - 3.4%
Agilent Technologies Inc
2.500% due 07/15/13	220,000	222,998
6.500% due 11/01/17	470,000	575,908
Baxter International Inc 1.850% due 01/15/17	145,000	150,266
Boston Scientific Corp 4.500% due 01/15/15	990,000	1,059,105
Cardinal Health Inc
1.900% due 06/15/17	270,000	275,102
5.500% due 06/15/13	505,000	521,489
Celgene Corp 1.900% due 08/15/17	115,000	116,814
Express Scripts Holding Co
2.750% due 11/21/14 ~	615,000	638,970
3.125% due 05/15/16	350,000	373,619
6.250% due 06/15/14	100,000	108,984
Gilead Sciences Inc 2.400% due 12/01/14	570,000	589,735
Life Technologies Corp
3.375% due 03/01/13	500,000	504,088
4.400% due 03/01/15	225,000	239,053
Takeda Pharmaceutical Co Ltd (Japan) 1.031% due 03/17/15 ~	650,000	655,530
UnitedHealth Group Inc 1.875% due 11/15/16	155,000	160,316
Watson Pharmaceuticals Inc
1.875% due 10/01/17	385,000	389,840
5.000% due 08/15/14	365,000	391,852
WellPoint Inc
1.250% due 09/10/15	300,000	302,312
6.000% due 02/15/14	300,000	321,111

		7,597,092

Industrials - 1.8%
BAA Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	610,000	622,733
Casella Waste Systems Inc 11.000% due 07/15/14	125,000	132,656
CSX Corp 5.750% due 03/15/13	225,000	230,343
Delta Air Lines Inc 12.250% due 03/15/15 ~	125,000	136,250
ERAC USA Finance LLC
2.750% due 07/01/13 ~	915,000	928,180
2.750% due 03/15/17 ~	175,000	180,470
GATX Corp 3.500% due 07/15/16	360,000	371,829
John Deere Capital Corp 4.950% due 12/17/12	450,000	454,346
Roper Industries Inc 6.625% due 08/15/13	150,000	157,589
Southwest Airlines Co 5.250% due 10/01/14	315,000	338,376
United Air Lines Inc 9.875% due 08/01/13 ~	127,000	130,493

	Principal Amount	Value
Waste Management Inc
5.000% due 03/15/14	$150,000	$159,039
6.375% due 11/15/12	250,000	251,693

		4,093,997

Information Technology - 1.5%
Altera Corp 1.750% due 05/15/17	335,000	344,285
Broadcom Corp
1.500% due 11/01/13	150,000	151,755
2.375% due 11/01/15	200,000	209,788
Fiserv Inc 3.125% due 06/15/16	740,000	778,956
Hewlett-Packard Co
2.350% due 03/15/15	220,000	224,305
2.600% due 09/15/17	300,000	301,359
2.625% due 12/09/14	300,000	308,127
HP Enterprise Services LLC 6.000% due 08/01/13	375,000	390,952
Xerox Corp
1.257% due 05/16/14 §	400,000	399,598
2.950% due 03/15/17	70,000	72,418
5.650% due 05/15/13	275,000	283,506

		3,465,049

Materials - 2.0%
ArcelorMittal (Luxembourg) 5.375% due 06/01/13	375,000	384,639
Barrick Gold Corp (Canada) 1.750% due 05/30/14	330,000	335,038
Barrick Gold Financeco LLC 6.125% due 09/15/13	400,000	420,873
BHP Billiton Finance USA Ltd (Australia) 1.000% due 02/24/15	315,000	318,341
CRH America Inc 5.300% due 10/15/13	150,000	156,128
Eastman Chemical Co 2.400% due 06/01/17	230,000	240,532
Ecolab Inc 2.375% due 12/08/14	280,000	290,557
International Paper Co 5.300% due 04/01/15	295,000	322,247
Rio Tinto Finance USA Ltd (Australia) 8.950% due 05/01/14	640,000	721,274
Rock-Tenn Co 3.500% due 03/01/20 ~	495,000	506,028
Teck Resources Ltd (Canada) 2.500% due 02/01/18	140,000	140,820
The Dow Chemical Co 2.500% due 02/15/16	725,000	756,809

		4,593,286

Telecommunication Services - 4.0%
America Movil SAB de CV (Mexico)
2.375% due 09/08/16	275,000	287,591
3.625% due 03/30/15	200,000	213,847
American Tower Corp REIT 4.625% due 04/01/15	915,000	986,317
AT&T Inc
0.875% due 02/13/15	310,000	312,864
1.700% due 06/01/17	410,000	422,810
British Telecommunications PLC (United Kingdom)
1.504% due 12/20/13 §	255,000	256,755
5.150% due 01/15/13	350,000	354,579
CC Holdings GS V LLC 7.750% due 05/01/17 ~	195,000	209,138
Crown Castle Towers LLC 4.523% due 01/15/15 ~	550,000	584,965
Digicel Ltd (Bermuda) 12.000% due 04/01/14 ~	125,000	140,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
GTP Acquisition Partners I LLC 4.347% due 06/15/41 ~	$190,000	$201,055
Rogers Communications Inc (Canada) 6.375% due 03/01/14	1,000,000	1,079,967
SBA Tower Trust 2.933% due 12/15/42 ~	715,000	739,316
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	565,000	584,069
Telefonica Emisiones SAU (Spain)
2.582% due 04/26/13	280,000	281,050
5.855% due 02/04/13	450,000	456,750
Verizon Virginia Inc 4.625% due 03/15/13	790,000	804,624
Vivendi SA (France) 2.400% due 04/10/15 ~	305,000	309,238
Vodafone Group PLC (United Kingdom) 1.250% due 09/26/17	780,000	782,181

		9,007,116

Utilities - 3.7%
Abu Dhabi National Energy Co (United Arab Emirates) 5.620% due 10/25/12 ~	450,000	450,563
CenterPoint Energy Resources Corp 7.875% due 04/01/13	75,000	77,575
CMS Energy Corp 2.750% due 05/15/14	375,000	382,306
Commonwealth Edison Co
1.625% due 01/15/14	450,000	456,113
1.950% due 09/01/16	120,000	124,446
Dominion Resources Inc
1.400% due 09/15/17	645,000	647,710
1.800% due 03/15/14	325,000	330,522
1.950% due 08/15/16	165,000	170,726
Duke Energy Corp
1.625% due 08/15/17	220,000	220,955
2.150% due 11/15/16	460,000	475,958
Enel Finance International NV (Netherlands)
3.875% due 10/07/14 ~	145,000	149,159
5.700% due 01/15/13 ~	250,000	252,187
Florida Gas Transmission Co LLC 4.000% due 07/15/15 ~	165,000	173,278
Georgia Power Co 1.300% due 09/15/13	325,000	327,752
Great Plains Energy Inc 2.750% due 08/15/13	225,000	228,180
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	275,000	280,104
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	275,000	288,254
MidAmerican Energy Holdings Co 5.000% due 02/15/14	250,000	264,379
Mississippi Power Co 2.350% due 10/15/16	120,000	125,746
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	185,000	186,296
Nisource Finance Corp
5.400% due 07/15/14	260,000	278,865
6.150% due 03/01/13	334,000	341,108
PacifiCorp 5.450% due 09/15/13	200,000	208,947
Progress Energy Inc 6.050% due 03/15/14	150,000	161,078
PSEG Power LLC 2.750% due 09/15/16	130,000	135,284
Sempra Energy 1.149% due 03/15/14 §	450,000	452,147
Sierra Pacific Power Co 5.450% due 09/01/13	242,000	252,633
Southern Co 1.950% due 09/01/16	145,000	149,807

	Principal Amount	Value
Veolia Environnement SA (France) 5.250% due 06/03/13	$250,000	$256,223
Wisconsin Electric Power Co 6.000% due 04/01/14	375,000	405,311

		8,253,612

Total Corporate Bonds & Notes (Cost $106,822,736)		108,503,741

MORTGAGE-BACKED SECURITIES - 23.9%
Collateralized Mortgage Obligations - Commercial - 4.3%
Banc of America Commercial Mortgage Trust 5.634% due 07/10/46 "	930,000	1,074,847
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	175,000	192,347
Bear Stearns Commercial Mortgage Securities
4.674% due 06/11/41 "	150,000	164,023
4.715% due 02/11/41 "	635,000	660,818
4.978% due 07/11/42 " §	625,000	666,936
5.116% due 02/11/41 " §	260,000	284,310
5.200% due 01/12/41 " §	625,000	657,339
Citigroup Commercial Mortgage Trust 5.534% due 04/15/40 " §	305,000	324,683
Commercial Mortgage Pass-Through Certificates
1.156% due 12/10/44 "	81,233	82,135
5.167% due 06/10/44 " §	70,000	76,194
5.525% due 07/10/37 " §	100,000	106,953
Credit Suisse First Boston Mortgage Securities Corp 4.940% due 12/15/35 "	40,842	40,845
DBUBS Mortgage Trust 2.238% due 08/10/44 "	137,585	141,447
Greenwich Capital Commercial Funding Corp 6.065% due 07/10/38 " §	145,000	168,488
GS Mortgage Securities Corp II 5.553% due 04/10/38 " §	320,000	364,282
JP Morgan Chase Commercial Mortgage Securities Corp 1.031% due 05/15/45 "	60,543	61,131
4.719% due 01/15/38 "	330,000	342,469
4.996% due 08/15/42 " §	400,000	437,437
5.546% due 06/12/41 " §	620,000	660,690
LB-UBS Commercial Mortgage Trust
4.954% due 09/15/30 "	75,000	82,826
6.064% due 06/15/38 " §	915,000	1,061,157
Merrill Lynch Countrywide Commercial Mortgage Trust 6.091% due 06/12/46 " §	645,000	748,726
Morgan Stanley Capital I
5.270% due 06/13/41 " §	620,000	660,831
5.731% due 07/12/44 " §	350,000	405,313
WF-RBS Commercial Mortgage Trust 1.607% due 06/15/44 " ~	267,051	271,958

		9,738,185

Collateralized Mortgage Obligations - Residential - 4.0%
Fannie Mae
0.667% due 07/25/42 " §	938,684	945,051
5.000% due 08/25/19 "	446,917	480,378
Fosse Master Issuer PLC (United Kingdom)
1.855% due 10/18/54 " § ~	424,673	433,522
Freddie Mac
0.671% due 05/15/36 " §	66,515	67,200
0.721% due 08/15/41 " §	449,658	454,630
0.721% due 07/15/42 " §	1,063,192	1,073,223
Government National Mortgage Association 0.671% due 07/16/42 " §	2,494,965	2,521,343
Holmes Master Issuer PLC 2.105% due 10/15/54 " § ~	775,000	796,447

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
NCUA Guaranteed Notes
0.599% due 03/06/20 " §	$321,948	$322,270
0.599% due 04/06/20 " §	302,559	304,052
0.599% due 05/07/20 " §	275,453	276,055
0.628% due 03/11/20 " §	380,692	382,989
Silverstone Master Issuer PLC (United Kingdom)
2.003% due 01/21/55 " § ~	525,000	541,487
2.003% due 01/21/55 " § ~	150,000	152,637
Structured Adjustable Rate Mortgage Loan Trust 2.839% due 11/25/34 " §	278,067	276,952

		9,028,236

Fannie Mae - 13.2%
2.310% due 01/01/35 " §	1,167,661	1,252,979
2.348% due 09/01/34 " §	847,913	904,037
2.485% due 11/01/34 " §	629,436	682,655
2.586% due 09/01/35 " §	999,112	1,077,174
3.000% due 09/01/27 "	1,881,886	1,999,546
3.500% due 01/01/26 - 01/01/27 "	3,827,163	4,076,868
4.000% due 07/01/25 - 09/01/26 "	3,633,460	3,890,206
4.500% due 04/01/24 - 09/01/25 "	4,049,088	4,376,988
5.000% due 07/01/19 - 07/01/41 "	3,636,100	3,968,481
5.500% due 01/01/35 - 12/01/39 "	6,400,165	7,040,003
6.000% due 11/01/35 "	477,238	531,865

		29,800,802

Freddie Mac - 1.8%
4.500% due 11/01/23 "	2,610,022	2,800,792
5.000% due 11/01/16 - 04/01/18 "	128,034	137,720
5.500% due 01/01/20 - 12/01/39 "	1,095,781	1,195,431

		4,133,943

Government National Mortgage Association - 0.6%
3.000% due 09/20/27 "	1,340,000	1,441,158

Total Mortgage-Backed Securities (Cost $53,572,692)		54,142,324

ASSET-BACKED SECURITIES - 10.4%
Ally Auto Receivables Trust 0.930% due 02/15/16 "	155,000	156,346
Ally Master Owner Trust
1.210% due 06/15/17 "	1,060,000	1,066,185
2.150% due 01/15/16 "	385,000	392,036
American Express Credit Account Master Trust
0.391% due 04/17/17 " §	315,000	315,776
0.990% due 03/15/18 "	440,000	441,682
1.290% due 03/15/18 " ~	500,000	501,222
AmeriCredit Automobile Receivables Trust
1.050% due 10/11/16 "	270,000	272,554
1.170% due 05/09/16 "	345,000	348,035
1.730% due 02/08/17 "	200,000	202,715
2.330% due 03/08/16 "	240,000	244,178
Bank of America Auto Trust 0.780% due 06/15/16 "	560,000	563,365
BMW Vehicle Owner Trust 0.760% due 08/25/15 "	255,000	256,093
Capital Auto Receivables Asset Trust
8.250% due 01/15/15 " ~	90,000	94,478
8.250% due 01/15/15 " ~	275,000	288,466
CarMax Auto Owner Trust
0.890% due 09/15/16 "	380,000	382,945
0.910% due 12/15/15 "	330,000	331,777
CIT Equipment Collateral 1.100% due 08/22/16 " ~	245,000	245,857
CitiFinancial Auto Issuance Trust 3.150% due 08/15/16 " ~	410,000	413,404

	Principal Amount	Value
CNH Equipment Trust
0.570% due 12/15/17 "	$820,000	$819,933
0.910% due 03/15/15 "	300,000	301,230
0.940% due 05/15/17 "	150,000	151,372
1.030% due 11/17/14 "	16,447	16,481
5.170% due 10/15/14 "	43,866	43,964
Ford Credit Auto Lease Trust
0.850% due 01/15/15 "	210,000	210,988
1.100% due 12/15/15 " ~	100,000	99,991
1.500% due 03/15/17 " ~	125,000	124,974
Ford Credit Auto Owner Trust
0.580% due 12/15/16 "	425,000	426,726
1.350% due 12/15/16 "	435,000	442,490
1.510% due 01/15/14 "	35,254	35,285
4.050% due 10/15/16 "	100,000	105,204
6.070% due 05/15/14 "	96,059	97,488
Ford Credit Floorplan Master Owner Trust
0.740% due 09/15/16	555,000	555,665
4.200% due 02/15/17 " ~	365,000	393,368
4.990% due 02/15/17 " ~	260,000	278,306
GE Capital Credit Card Master Note Trust 1.030% due 01/16/18 "	535,000	540,754
GE Dealer Floorplan Master Note Trust 0.819% due 07/20/16 " §	270,000	271,124
GE Equipment Midticket LLC 0.780% due 09/22/20 "	410,000	409,932
GE Equipment Small Ticket LLC 1.040% due 09/21/15 " ~	135,000	135,737
Honda Auto Receivables Owner Trust
0.560% due 05/15/16 "	1,030,000	1,034,355
0.770% due 01/15/16 "	725,000	730,059
Huntington Auto Trust
0.810% due 09/15/16 "	470,000	472,707
1.010% due 01/15/16 " ~	240,000	241,457
Hyundai Auto Receivables Trust
0.720% due 03/15/16 "	205,000	206,093
0.810% due 03/15/18 "	840,000	848,269
John Deere Owner Trust 1.320% due 05/15/14 "	19,915	19,949
Mercedes-Benz Auto Lease Trust
0.880% due 11/17/14 "	220,000	220,777
1.070% due 11/15/17 "	180,000	180,801
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	680,000	688,719
Motor PLC (United Kingdom) 1.286% due 02/25/20 " ~	250,000	250,384
Nissan Auto Lease Trust
0.920% due 02/16/15 "	375,000	377,774
1.040% due 08/15/14 "	680,000	683,885
Nissan Auto Receivables Owner Trust
0.460% due 10/17/16 "	555,000	555,928
0.730% due 05/16/16 "	505,000	507,980
SMART Trust (Australia)
1.040% due 09/14/14 " ~	275,000	275,574
1.500% due 05/14/16 " ~	215,000	216,075
1.540% due 03/14/15 " ~	100,000	100,632
1.590% due 10/14/16 " ~	505,000	508,494
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 "	790,000	794,231
Volkswagen Auto Loan Enhanced Trust 0.850% due 08/22/16 "	245,000	246,725
Wheels SPV LLC 1.190% due 03/20/21 " ~	285,000	285,911
World Financial Network Credit Card Master Trust
0.351% due 02/15/17 " § ~	1,100,000	1,099,754
World Omni Auto Receivables Trust
0.640% due 02/15/17 "	865,000	869,726
5.120% due 05/15/14 "	127,951	129,544

Total Asset-Backed Securities (Cost $23,417,218)		23,523,929

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 5.2%
Fannie Mae
0.500% due 07/02/15	$400,000	$401,525
0.750% due 12/19/14	1,055,000	1,065,568
0.875% due 08/28/14	990,000	1,001,646
0.875% due 08/28/17	2,075,000	2,087,954
0.875% due 10/26/17	840,000	845,269
1.000% due 09/23/13	525,000	529,075
Federal Home Loan Bank 0.500% due 11/20/15	3,125,000	3,135,213
Freddie Mac
0.500% due 04/17/15	730,000	733,143
0.750% due 11/25/14	700,000	706,988
0.875% due 10/28/13	1,325,000	1,334,720

Total U.S. Government Agency Issues (Cost $11,777,258)		11,841,101

U.S. TREASURY OBLIGATIONS - 7.1%
U.S. Treasury Inflation Protected Securities - 3.5%
0.500% due 04/15/15 ^	1,168,250	1,228,214
1.875% due 07/15/13 ^	6,493,081	6,688,380

		7,916,594

U.S. Treasury Notes - 3.6%
0.250% due 05/31/14	6,000,000	6,003,048
1.000% due 10/31/16	1,910,000	1,950,885
1.500% due 07/31/16	275,000	286,129

		8,240,062

Total U.S. Treasury Obligations (Cost $16,072,488)		16,156,656

MUNICIPAL BONDS - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp ‘A’ 1.001% due 10/15/12 §	690,000	690,035

Total Municipal Bonds (Cost $690,000)		690,035

	Shares	Value
SHORT-TERM INVESTMENT - 4.8%
Money Market Fund - 4.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	10,977,589	$10,977,589

Total Short-Term Investment (Cost $10,977,589)		10,977,589

TOTAL INVESTMENTS - 99.6% (Cost $223,329,981)		225,835,375

OTHER ASSETS & LIABILITIES, NET - 0.4%		948,355

NET ASSETS - 100.0%		$226,783,730

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	47.9%
Mortgage-Backed Securities	23.9%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	7.1%
U.S. Government Agency Issues	5.2%
Short-Term Investment	4.8%
Municipal Bonds	0.3%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were are follows:

AAA	9.9%
AA / U.S. Government & Agency Issue	39.8%
A	19.4%
BBB	21.7%
BB	2.5%
B	0.3%
Not Rated	6.4%

100.0%

(c)	As of September 30, 2012, 0.3% of the fund’s net assets were reported illiquid by the advisor under the Trust’s policy.

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$108,503,741	$—	$108,503,741	$—
	Mortgage-Backed Securities	54,142,324	—	53,437,065	705,259
	Asset-Backed Securities	23,523,929	—	23,307,854	216,075
	U.S. Government Agency Issues	11,841,101	—	11,841,101	—
	U.S. Treasury Obligations	16,156,656	—	16,156,656	—
	Municipal Bonds	690,035	—	690,035	—
	Short-Term Investment	10,977,589	10,977,589	—	—

	Total Assets	$225,835,375	$10,977,589	$213,936,452	$921,334

During the six-month period ended September 30, 2012, an investment with a value of $382,989 was transferred from level 2 to level 3 due to the valuation being updated from an evaluated vendor price to a single broker quoted vendor price.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2012:

	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$377,017	$—	$377,017
Purchases	—	214,748	214,748
Sales (including paydowns)	(54,683)	—	(54,683)
Accrued Discount (Premiums)	—	—	—
Net Realized Gains (Losses)	(620)	—	(620)
Change in Net Unrealized Appreciation	556	1,327	1,883
Transfers In	382,989	—	382,989
Transfers Out	—	—	—

Value, End of Period	$705,259	$216,075	$921,334

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, If Applicable	$556	$1,327	$1,883

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.8%
Austria - 0.2%
OGX Austria GmbH 8.375% due 04/01/22 ~	$200,000	$174,500

Azerbaijan - 0.2%
State Oil Co of The Azerbaijan Republic 5.450% due 02/09/17 ~	200,000	214,956

Barbados - 0.7%
Columbus International Inc 11.500% due 11/20/14 ~	500,000	560,000

Bermuda - 2.2%
Central European Media Enterprises Ltd 2.602% due 05/15/14 § ~	EUR 70,000	90,178
11.625% due 09/15/16 ~	250,000	336,522
China Oriental Group Co Ltd 7.000% due 11/17/17 ~	$200,000	174,000
8.000% due 08/18/15 ~	200,000	196,000
Digicel Group Ltd 8.250% due 09/30/20 ~ r	300,000	316,500
10.500% due 04/15/18 ~	100,000	109,750
Digicel Ltd 7.000% due 02/15/20 ~	200,000	206,000
Qtel International Finance Ltd 7.875% due 06/10/19 ~	360,000	466,200

		1,895,150

Cayman Islands - 6.4%
Agile Property Holdings Ltd 8.875% due 04/28/17 ~	100,000	101,750
9.875% due 03/20/17 ~	200,000	209,000
Central China Real Estate Ltd 12.250% due 10/20/15 ~	100,000	109,500
China Shanshui Cement Group Ltd 10.500% due 04/27/17 ~	200,000	212,000
Country Garden Holdings Co Ltd 11.125% due 02/23/18 ~	200,000	219,500
11.250% due 04/22/17 ~	300,000	330,000
Dar Al-Arkan International Sukuk Co II 10.750% due 02/18/15 ~	300,000	321,375
DP World Sukuk Ltd 6.250% due 07/02/17 ~	100,000	109,350
Dubai DOF Sukuk Ltd 6.396% due 11/03/14	110,000	118,360
Dubai Holding Commercial Operations MTN Ltd 4.750% due 01/30/14	EUR 350,000	431,777
6.000% due 02/01/17	GBP 150,000	224,660
Emaar Sukuk Ltd 6.400% due 07/18/19 ~	$200,000	212,300
8.500% due 08/03/16	200,000	224,500
Evergrande Real Estate Group Ltd 7.500% due 01/19/14 ~	CNY 1,000,000	150,632
9.250% due 01/19/16 ~	1,400,000	198,071
13.000% due 01/27/15 ~	$400,000	408,500
Fibria Overseas Finance Ltd 6.750% due 03/03/21 ~	200,000	215,500
Hidili Industry International Development Ltd 8.625% due 11/04/15 ~	200,000	159,000
JBS Finance II Ltd 8.250% due 01/29/18 ~	500,000	515,000
Kuwait Projects Co 9.375% due 07/15/20	200,000	237,000

	Principal Amount	Value
Longfor Properties Co Ltd 9.500% due 04/07/16 ~	$200,000	$216,000
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	200,000	166,300
Mongolian Mining Corp 8.875% due 03/29/17 ~	200,000	203,500
Nile Finance Ltd 5.250% due 08/05/15 ~	120,000	121,200
Shimao Property Holdings Ltd 9.650% due 08/03/17	100,000	104,904

		5,519,679

Chile - 1.1%
Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	130,800
Corp Nacional del Cobre de Chile 3.750% due 11/04/20 ~	130,000	141,152
7.500% due 01/15/19 ~	180,000	234,332
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	100,000	109,785
6.250% due 07/08/19 ~	130,000	150,595
Inversiones Alsacia SA 8.000% due 08/18/18 ~	140,334	144,174

		910,838

Colombia - 0.1%
Ecopetrol SA 7.625% due 07/23/19	80,000	102,800

El Salvador - 0.1%
Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	100,000	106,310

Georgia - 0.3%
Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	222,000

Hong Kong - 0.8%
Bank of China Hong Kong Ltd 5.550% due 02/11/20 ~	300,000	336,628
Fosun International Ltd 7.500% due 05/12/16 ~	200,000	198,000
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	150,000	165,278

		699,906

Indonesia - 0.3%
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	218,060

Ireland - 1.3%
Alfa Bank OSJC 7.500% due 09/26/19 ~ r	200,000	201,268
Metalloinvest Finance Ltd 6.500% due 07/21/16 ~	200,000	204,000
MTS International Funding Ltd 8.625% due 06/22/20 ~	400,000	488,480
VEB-Leasing 5.125% due 05/27/16 ~	200,000	208,760

		1,102,508

Kazakhstan - 2.9%
ATF Bank JSC 9.000% due 05/11/16 ~	100,000	99,225
Development Bank of Kazakhstan JSC 5.500% due 12/20/15 ~	200,000	218,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Halyk Savings Bank of Kazakhstan JSC 7.250% due 05/03/17 ~	$200,000	$208,750
Kazkommertsbank JSC 7.500% due 11/29/16 ~	200,000	175,750
8.000% due 11/03/15 ~	300,000	282,000
KazMunayGas National Co 6.375% due 04/09/21 ~	280,000	337,571
7.000% due 05/05/20 ~	240,000	295,800
8.375% due 07/02/13 ~	290,000	304,456
9.125% due 07/02/18 ~	100,000	129,799
11.750% due 01/23/15 ~	170,000	205,943
Zhaikmunai LLP 10.500% due 10/19/15 ~	200,000	213,760

		2,471,054

Luxembourg - 3.6%
Evraz Group SA 6.750% due 04/27/18 ~	500,000	497,500
9.500% due 04/24/18 ~	100,000	113,017
MHP SA 10.250% due 04/29/15 ~	400,000	408,000
Minerva Luxembourg SA 12.250% due 02/10/22 ~	300,000	347,610
Russian Standard Bank 9.250% due 07/11/17 ~	200,000	205,100
Sberbank of Russia 6.125% due 02/07/22 ~	200,000	221,500
Severstal OAO 6.250% due 07/26/16 ~	200,000	210,050
6.700% due 10/25/17 ~	200,000	214,778
TMK OAO 7.750% due 01/27/18 ~	500,000	512,500
VTB Bank OJSC 6.000% due 04/12/17 ~	200,000	209,500
6.875% due 05/29/18 ~	130,000	140,244

		3,079,799

Malaysia - 0.7%
Axiata SPV1 Labuan Ltd 5.375% due 04/28/20	100,000	112,599
MMI International Ltd 8.000% due 03/01/17 ~	200,000	209,000
Petronas Capital Ltd 5.250% due 08/12/19 ~	150,000	178,099
7.875% due 05/22/22 ~	100,000	143,232

		642,930

Mexico - 2.1%
Cemex SAB de CV 9.000% due 01/11/18 ~	300,000	301,500
Comision Federal de Electricidad 5.750% due 02/14/42 ~	200,000	224,500
Corp GEO SAB de CV 9.250% due 06/30/20 ~	200,000	208,000
Desarrolladora Homex SAB de CV 9.500% due 12/11/19 ~	100,000	103,000
9.750% due 03/25/20 ~	100,000	102,500
Petroleos Mexicanos 5.500% due 06/27/44	70,000	77,175
6.000% due 03/05/20	80,000	96,000
6.500% due 06/02/41	230,000	287,845
8.000% due 05/03/19	130,000	170,755
Urbi Desarrollos Urbanos SAB de CV 9.500% due 01/21/20 ~	100,000	89,000
9.750% due 02/03/22 ~	200,000	176,500

		1,836,775

	Principal Amount	Value
Netherlands - 3.5%
DTEK Finance BV 9.500% due 04/28/15 ~	$200,000	$201,000
Kazakhstan Temir Zholy Finance BV 6.375% due 10/06/20 ~	220,000	264,794
Kazkommerts International BV 7.875% due 04/07/14 ~	100,000	99,500
Lukoil International Finance BV 6.656% due 06/07/22 ~	100,000	120,523
Majapahit Holding BV 7.750% due 10/17/16 ~	170,000	202,088
7.750% due 01/20/20 ~	120,000	151,500
8.000% due 08/07/19 ~	130,000	164,775
Marfrig Holding Europe BV 8.375% due 05/09/18 ~	200,000	164,000
Metinvest BV 8.750% due 02/14/18 ~	500,000	478,750
10.250% due 05/20/15 ~	100,000	101,250
OSX 3 Leasing BV 9.250% due 03/20/15 ~	100,000	104,080
Polish Television Holding BV 11.250% due 05/15/17 ~	EUR 100,000	134,288
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$700,000	735,875
WPE International Cooperatief UA 10.375% due 09/30/20 ~	100,000	86,000

		3,008,423

Peru - 0.2%
CFG Investment SAC 9.750% due 07/30/19 ~ r	200,000	160,000

Philippines - 0.7%
Development Bank of Philippines 5.500% due 03/25/21	200,000	223,853
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	260,000	362,700

		586,553

Singapore - 0.4%
Berau Capital Resources Pte Ltd 12.500% due 07/08/15 ~	100,000	107,000
Yanlord Land Group Ltd 10.625% due 03/29/18 ~	200,000	209,500

		316,500

South Africa - 1.3%
African Bank Ltd 8.125% due 02/24/17 ~	200,000	216,000
Edcon Holdings Proprietary Ltd 5.752% due 06/15/15 § ~	EUR 100,000	110,514
Edcon Proprietary Ltd 3.502% due 06/15/14 § ~	400,000	480,609
Foodcorp Proprietary Ltd 8.750% due 03/01/18 ~	200,000	270,824

		1,077,947

Spain - 0.4%
Cemex Espana Luxembourg 9.250% due 05/12/20 ~	$100,000	100,770
9.250% due 05/12/20 ~	200,000	201,540

		302,310

Sri Lanka - 0.2%
Bank of Ceylon 6.875% due 05/03/17 ~	200,000	214,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Sweden - 0.9%
Eileme 2 AB 11.625% due 01/31/20 ~	$200,000	$225,500
11.750% due 01/31/20 ~	EUR 200,000	285,281
TVN Finance Corp II AB 10.750% due 11/15/17 ~	200,000	276,286

		787,067

Turkey - 0.3%
Export Credit Bank of Turkey 5.375% due 11/04/16 ~	$200,000	215,500

Ukraine - 0.4%
National JSC Naftogaz of Ukraine 9.500% due 09/30/14	340,000	347,242

United Arab Emirates - 1.8%
Dolphin Energy Ltd 5.888% due 06/15/19 ~	144,072	163,882
DP World Ltd 6.850% due 07/02/37 ~	400,000	433,000
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	240,000	281,760
8.500% due 04/22/15 ~	380,000	429,400
Emirates Airline 5.125% due 06/08/16 ~	200,000	208,150

		1,516,192

United Kingdom - 4.1%
Afren PLC 10.250% due 04/08/19 ~	200,000	228,500
11.500% due 02/01/16 ~	200,000	229,444
Atlantic Finance Ltd 10.750% due 05/27/14 § ~	400,000	441,400
CNPC HK Overseas Capital Ltd 5.950% due 04/28/41 ~	200,000	256,287
Export-Import Bank of Ukraine 6.800% due 10/04/12	100,000	100,275
Ferrexpo Finance PLC 7.875% due 04/07/16 ~	300,000	285,000
Franshion Development Ltd 6.750% due 04/15/21 ~	200,000	207,400
Oschadbank 8.250% due 03/10/16	290,000	279,850
Privatbank CJSC 9.375% due 09/23/15	150,000	142,500
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	300,000	320,613
6.300% due 11/12/40 ~	100,000	116,637
Sinopec Group Overseas Development 2012 Ltd 3.900% due 05/17/22 ~	200,000	214,803
Star Energy Geothermal Wayang Windu Ltd 11.500% due 02/12/15 ~	200,000	217,000
Ukreximbank 8.375% due 04/27/15 ~	320,000	310,000
Vedanta Resources PLC 8.250% due 06/07/21 ~	200,000	196,000

		3,545,709

United States - 1.0%
CEDC Finance Corp International Inc 8.875% due 12/01/16 ~	EUR 150,000	133,484
Cemex Finance LLC 9.500% due 12/14/16 ~	$100,000	103,750
NII Capital Corp 7.625% due 04/01/21	300,000	240,000

	Principal Amount	Value
Pemex Project Funding Master Trust 5.750% due 03/01/18	$100,000	$117,625
Reliance Holdings USA Co 6.250% due 10/19/40 ~	250,000	281,652

		876,511

Venezuela - 0.6%
Petroleos de Venezuela SA 5.250% due 04/12/17 ~	150,000	119,250
5.375% due 04/12/27	340,000	211,650
5.500% due 04/12/37 ~	140,000	85,400
12.750% due 02/17/22 ~	110,000	112,750

		529,050

Total Corporate Bonds & Notes (Cost $31,989,591)		33,240,769

FOREIGN GOVERNMENT BONDS & NOTES - 56.8%
Argentina - 1.5%
Republic of Argentina 7.000% due 10/03/15	480,000	440,400
8.280% due 12/31/33	904,868	708,228
8.750% due 06/02/17	100,000	98,000

		1,246,628

Belarus - 1.0%
Republic of Belarus 8.750% due 08/03/15 ~	310,000	308,062
8.950% due 01/26/18 ~	580,000	571,880

		879,942

Brazil - 8.6%
Banco Nacional de Desenvolvimento Economico e Social 5.500% due 07/12/20 ~	100,000	119,000
6.500% due 06/10/19 ~	270,000	334,125
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 05/15/15 ^	BRL 600,000	713,052
6.000% due 08/15/16 ^	950,000	1,136,222
6.000% due 08/15/20 ^	820,000	1,028,002
Federative Republic of Brazil 2.625% due 01/05/23	$200,000	200,300
4.875% due 01/22/21	600,000	720,000
5.625% due 01/07/41	640,000	822,400
5.875% due 01/15/19	190,000	237,500
6.000% due 01/17/17	70,000	83,737
7.125% due 01/20/37	460,000	695,750
8.250% due 01/20/34	360,000	596,700
8.875% due 04/15/24	130,000	210,925
10.125% due 05/15/27	260,000	471,510

		7,369,223

Chile - 0.1%
Republic of Chile
3.250% due 09/14/21	100,000	108,750

Colombia - 2.5%
Republic of Columbia 4.375% due 07/12/21	200,000	230,390
6.125% due 01/18/41	270,000	367,200
7.375% due 01/27/17	160,000	199,520
7.375% due 03/18/19	240,000	318,600
7.375% due 09/18/37	140,000	215,950
8.125% due 05/21/24	320,000	479,200
10.375% due 01/28/33	20,000	36,750
11.750% due 02/25/20	200,000	326,500

		2,174,110

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Croatia - 1.2%
Republic of Croatia 6.250% due 04/27/17 ~	$200,000	$217,000
6.375% due 03/24/21 ~	240,000	267,396
6.625% due 07/14/20 ~	300,000	337,800
6.750% due 11/05/19 ~	200,000	226,500

		1,048,696

Dominican Republic - 0.4%
Dominican Republic 7.500% due 05/06/21 ~	270,000	306,450

Ecuador - 0.1%
Republic of Ecuador 9.375% due 12/15/15 ~	100,000	104,000

Egypt - 0.2%
Arab Republic of Egypt 5.750% due 04/29/20 ~	100,000	101,125
6.875% due 04/30/40 ~	100,000	99,250

		200,375

El Salvador - 0.7%
Republic of El Salvador 7.625% due 02/01/41 ~	180,000	201,600
7.650% due 06/15/35 ~	270,000	303,075
8.250% due 04/10/32 ~	40,000	47,700

		552,375

Ghana - 0.2%
Republic of Ghana 8.500% due 10/04/17 ~	130,000	153,400

Hungary - 1.1%
Republic of Hungary 6.250% due 01/29/20	270,000	294,268
6.375% due 03/29/21	304,000	332,515
7.625% due 03/29/41	290,000	329,150

		955,933

Indonesia - 3.1%
Republic of Indonesia 4.875% due 05/05/21 ~	310,000	356,113
5.875% due 03/13/20 ~	190,000	229,900
6.625% due 02/17/37 ~	100,000	133,250
6.875% due 01/17/18 ~	320,000	393,200
7.500% due 01/15/16 ~	250,000	295,000
7.750% due 01/17/38 ~	190,000	284,525
8.500% due 10/12/35 ~	340,000	541,450
10.375% due 05/04/14 ~	100,000	114,000
11.625% due 03/04/19 ~	170,000	260,525

		2,607,963

Iraq - 1.0%
Republic of Iraq 5.800% due 01/15/28 ~	930,000	860,250

Ireland - 1.3%
Vnesheconombank 5.450% due 11/22/17 ~	150,000	163,539
6.800% due 11/22/25 ~	280,000	330,425
6.902% due 07/09/20 ~	510,000	603,809

		1,097,773

	Principal Amount	Value
Ivory Coast - 1.0%
Ivory Coast 3.750% due 12/31/32 § ~ Ω	$1,030,000	$893,525

Jordan - 0.4%
Kingdom of Jordan 3.875% due 11/12/15 ~	310,000	303,800

Kazakhstan - 0.2%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	190,000	208,050

Lebanon - 1.2%
Lebanese Republic 5.150% due 11/12/18	50,000	49,750
6.100% due 10/04/22 ~	400,000	406,000
6.375% due 03/09/20	240,000	250,800
6.600% due 11/27/26	170,000	174,675
8.250% due 04/12/21 ~	90,000	104,625
8.500% due 01/19/16 ~	30,000	33,450

		1,019,300

Lithuania - 1.9%
Republic of Lithuania 5.125% due 09/14/17 ~	120,000	134,250
6.125% due 03/09/21 ~	280,000	335,300
6.625% due 02/01/22 ~	400,000	497,500
7.375% due 02/11/20 ~	520,000	663,000

		1,630,050

Malaysia - 0.3%
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	289,793

Mexico - 5.1%
Mexican Bonos 7.750% due 05/29/31	MXN 2,500,000	226,051
8.500% due 05/31/29	6,100,000	595,256
10.000% due 11/20/36	9,300,000	1,035,109
United Mexican States 3.625% due 03/15/22	$120,000	131,184
4.750% due 03/08/44	168,000	187,085
5.125% due 01/15/20	340,000	408,000
5.625% due 01/15/17	140,000	164,360
5.750% due 10/12/10	304,000	365,560
5.950% due 03/19/19	140,000	174,300
6.050% due 01/11/40	520,000	695,500
6.750% due 09/27/34	240,000	342,960

		4,325,365

Morocco - 0.1%
Kingdom of Morocco 4.500% due 10/05/20 ~	EUR 90,000	116,337

Nigeria - 0.3%
Republic of Nigeria 6.750% due 01/28/21 ~	$200,000	227,000

Pakistan - 0.4%
Islamic Republic of Pakistan 7.125% due 03/31/16 ~	400,000	361,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Panama - 1.0%
Republic of Panama 6.700% due 01/26/36	$260,000	$366,600
7.250% due 03/15/15	130,000	149,175
8.875% due 09/30/27	110,000	179,025
9.375% due 04/01/29	90,000	153,675

		848,475

Peru - 1.4%
Republic of Peru 7.125% due 03/30/19	50,000	66,500
7.350% due 07/21/25	350,000	514,500
8.375% due 05/03/16	120,000	150,000
8.750% due 11/21/33	280,000	489,300

		1,220,300

Philippines - 3.2%
Republic of Philippines 4.000% due 01/15/21	380,000	425,600
5.500% due 03/30/26	230,000	288,938
6.375% due 10/23/34	200,000	276,000
7.500% due 09/25/24	100,000	142,500
7.750% due 01/14/31	300,000	460,125
8.375% due 06/17/19	130,000	180,050
9.500% due 02/02/30	350,000	606,375
10.625% due 03/16/25	200,000	351,500

		2,731,088

Poland - 1.2%
Republic of Poland 3.000% due 03/17/23	300,000	295,560
5.000% due 03/23/22	330,000	383,625
6.375% due 07/15/19	270,000	334,462

		1,013,647

Qatar - 0.5%
State of Qatar 5.750% due 01/20/42 ~	200,000	255,500
6.400% due 01/20/40 ~	100,000	137,000

		392,500

Romania - 0.5%
Republic of Romania 6.750% due 02/07/22 ~	350,000	395,063

Russia - 2.2%
Russian Foreign Bond - Eurobond 5.000% due 04/29/20 ~	100,000	115,050
5.625% due 04/04/42 ~	200,000	240,520
7.500% due 03/31/30 § ~	1,092,750	1,381,782
12.750% due 06/24/28 ~	90,000	174,600

		1,911,952

Senegal - 0.3%
Republic of Senegal 8.750% due 05/13/21 ~	200,000	243,000

Serbia - 0.3%
Republic of Serbia 7.250% due 09/28/21 ~	240,000	255,600

South Africa - 1.2%
Republic of South Africa 5.500% due 03/09/20	230,000	274,275
5.875% due 05/30/22	250,000	309,075
6.250% due 03/08/41	100,000	132,810
6.875% due 05/27/19	270,000	341,226

		1,057,386

	Principal Amount	Value
Sri Lanka - 0.4%
Republic of Sri Lanka 6.250% due 07/27/21 ~	$200,000	$218,462
7.400% due 01/22/15 ~	100,000	109,000

		327,462

Turkey - 3.5%
Republic of Turkey 5.625% due 03/30/21	100,000	114,500
6.000% due 01/14/41	200,000	231,500
6.750% due 04/03/18	510,000	601,162
6.750% due 05/30/40	140,000	177,450
6.875% due 03/17/36	230,000	292,675
7.000% due 09/26/16	160,000	185,600
7.000% due 03/11/19	110,000	133,787
7.000% due 06/05/20	40,000	49,350
7.250% due 03/15/15	140,000	155,400
7.250% due 03/05/38	90,000	119,813
7.375% due 02/05/25	320,000	416,000
7.500% due 07/14/17	160,000	192,400
7.500% due 11/07/19	100,000	125,900
8.000% due 02/14/34	90,000	127,125
11.875% due 01/15/30	60,000	112,740

		3,035,402

Ukraine - 1.6%
Financing of Infrastructural Projects State Enterprise 8.375% due 11/03/17 ~	100,000	93,000
Ukraine Government 6.250% due 06/17/16 ~	200,000	193,156
6.875% due 09/23/15 ~	120,000	118,800
7.650% due 06/11/13 ~	100,000	100,900
7.750% due 09/23/20 ~	100,000	99,371
9.250% due 07/24/17 ~	400,000	422,184
9.250% due 07/24/17 ~	300,000	316,638

		1,344,049

United Arab Emirates - 0.2%
Emirate of Dubai Government 7.750% due 10/05/20 ~	170,000	202,300

Uruguay - 2.0%
Republic of Uruguay 6.875% due 09/28/25	120,000	164,400
7.625% due 03/21/36	130,000	203,775
7.875% due 01/15/33	340,000	533,800
8.000% due 11/18/22	540,000	787,860

		1,689,835

Venezuela - 2.9%
Republic of Venezuela 6.000% due 12/09/20 ~	130,000	98,605
7.000% due 03/31/38 ~	10,000	7,375
7.650% due 04/21/25	200,000	157,500
7.750% due 10/13/19 ~	210,000	182,175
8.250% due 10/13/24 ~	160,000	133,600
8.500% due 10/08/14	190,000	191,900
9.000% due 05/07/23 ~	240,000	212,400
9.250% due 09/15/27	240,000	217,560
9.250% due 05/07/28 ~	200,000	177,000
9.375% due 01/13/34	140,000	124,950
10.750% due 09/19/13	80,000	82,400
11.750% due 10/21/26 ~	260,000	262,600
11.950% due 08/05/31 ~	314,000	321,065
12.750% due 08/23/22 ~	280,000	298,900

		2,468,030

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value
Vietnam - 0.4%
Socialist Republic of Vietnam 6.750% due 01/29/20 ~	$200,000	$223,000
6.875% due 01/15/16 ~	140,000	153,300

		376,300

Zambia - 0.1%
Republic of Zambia 5.375% due 09/20/22 ~	100,000	101,000

Total Foreign Government Bonds & Notes (Cost $46,428,651)		48,653,477

	Shares
SHORT-TERM INVESTMENT - 4.4%
Money Market Fund - 4.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,792,928	3,792,928

Total Short-Term Investment (Cost $3,792,928)		3,792,928

TOTAL INVESTMENTS - 100.0% (Cost $82,211,170)		85,687,174

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(4,467)

NET ASSETS - 100.0%		$85,682,707

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Foreign Government Bonds & Notes	56.8%
Corporate Bonds & Notes	38.8%
Short-Term Investment	4.4%

100.0%

(b)	As of September 30, 2012, the fund was diversified by country of incorporation as a percentage of net assets as follows:

Brazil	8.6%
Mexico	7.2%
Cayman Islands	6.4%
United States (Includes Short-Term Investment)	5.4%
United Kingdom	4.1%
Philippines	3.9%
Turkey	3.8%
Luxembourg	3.6%
Venezuela	3.5%
Netherlands	3.5%
Indonesia	3.4%
Kazakhstan	3.1%
Colombia	2.6%
Ireland	2.6%
South Africa	2.5%
Russia	2.2%
Bermuda	2.2%
United Arab Emirates	2.0%
Ukraine	2.0%
Uruguay	2.0%
Lithuania	1.9%
Peru	1.6%
Argentina	1.5%
Croatia	1.2%
Chile	1.2%
Lebanon	1.2%
Poland	1.2%
Hungary	1.1%
Malaysia	1.0%
Ivory Coast	1.0%
Belarus	1.0%
Iraq	1.0%
Panama	1.0%
Others (each less than 1.0%)	9.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(c) As of September 30, 2012, the fund’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were are follows:

AA	0.5%
A	6.6%
BBB	29.8%
BB	23.7%
B	20.7%
CCC	0.8%
Not Rated	17.9%

100.0%

(d)	An investment with a value of $893,525 or 1.0% of the fund’s net assets was in default as of September 30, 2012.

(e)	As of September 30, 2012, 0.8% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	1,538,700	USD	758,562	10/12	ING	($915)
EUR	52,539	USD	67,527	10/12	BRC	(973)
EUR	52,520	USD	67,503	10/12	DUB	(1,532)
EUR	52,595	USD	67,599	10/12	UBS	(1,305)
INR	48,452,600	USD	912,088	10/12	SCB	30,484
KRW	346,192,500	USD	311,149	10/12	MSC	1,149
KRW	345,991,000	USD	310,968	10/12	SCB	968
MXN	10,400,000	USD	806,068	10/12	HSB	18,112
MXN	10,915,366	USD	846,013	10/12	MSC	19,013
MXN	15,143,625	USD	1,170,490	11/12	BRC	(4,391)
MYR	5,709,080	USD	1,866,115	10/12	SCB	36,115
PLN	2,808,516	USD	873,007	10/12	DUB	2,361
PLN	1,355,706	USD	421,411	10/12	HSB	10,255
PLN	1,352,400	USD	420,384	10/12	JPM	20,384
PLN	2,006,973	USD	621,680	11/12	DUB	(18,320)
PLN	2,684,000	USD	831,396	11/12	DUB	31,396
RUB	13,267,026	USD	422,979	10/12	BRC	(3,593)
RUB	13,229,675	USD	421,788	10/12	DUB	(3,098)
RUB	26,748,540	USD	855,769	10/12	HSB	15,769
RUB	13,437,500	USD	424,698	12/12	UBS	(5,302)
TRY	697,390	USD	386,226	10/12	DUB	(724)
TRY	400,000	USD	220,589	11/12	HSB	1,567
USD	758,562	BRL	1,538,700	10/12	HSB	(8,562)
USD	1,068,221	BRL	2,184,050	12/12	HSB	(18,248)
USD	1,063,306	BRL	2,174,000	12/12	MSC	(11,642)
USD	749,238	BRL	1,538,700	01/13	ING	981
USD	302,451	CNY	1,907,850	11/12	SCB	(2,451)
USD	1,285,274	EUR	1,000,000	10/12	DUB	3,978
USD	1,188,131	EUR	924,419	10/12	HSB	3,513
USD	370,990	EUR	288,646	10/12	UBS	339
USD	207,405	GBP	128,447	10/12	UBS	(375)
USD	1,243,356	MXN	16,041,943	10/12	DUB	(26,352)
USD	308,142	MYR	942,710	10/12	ING	1,858
USD	172,232	MYR	526,915	10/12	SCB	(2,231)
USD	308,344	MYR	943,330	10/12	SCB	1,656
USD	427,455	RUB	13,407,400	10/12	UBS	2,545
USD	823,131	RUB	26,059,684	12/12	BRC	6,869

Total Forward Foreign Currency Contracts						$99,298

(g)	Swap agreements outstanding as of September 30, 2012 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Brazil Cetip Interbank Deposit Rate	HSB	Receive	9.040%	01/02/17	BRL 1,626,388	$1,647	$—	$1,647

Total Interest Rate Swaps						$1,647	$—	$1,647

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$33,240,769	$—	$33,240,769	$—
	Foreign Government Bonds & Notes	48,653,477	—	48,653,477	—
	Short-Term Investment	3,792,928	3,792,928	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	209,312	—	209,312	—
	Interest Rate Contracts
	Swaps	1,647	—	1,647	—

	Total Assets Derivatives	210,959	—	210,959	—

	Total Assets	85,898,133	3,792,928	82,105,205	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(110,014)	—	(110,014)	—

	Total Liabilities	(110,014)	—	(110,014)	—

	Total	$85,788,119	$3,792,928	$81,995,191	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.0%
Consumer Discretionary - 15.1%
Carnival Corp (Panama)	67,445	$2,457,696
Comcast Corp ‘A’	224,839	8,042,491
General Motors Co *	186,929	4,252,635
Kohl’s Corp	17,048	873,199
Lowe’s Cos Inc	94,229	2,849,485
News Corp ‘B’	164,584	4,081,683
Staples Inc	133,430	1,537,114
Target Corp	32,311	2,050,779
Time Warner Cable Inc	65,324	6,209,699
Time Warner Inc	44,622	2,022,715
Viacom Inc ‘B’	104,610	5,606,050

		39,983,546

Consumer Staples - 6.0%
Archer-Daniels-Midland Co	47,523	1,291,675
CVS Caremark Corp	96,668	4,680,665
Kraft Foods Inc ‘A’ *	91,447	3,781,333
PepsiCo Inc	5,305	375,435
The Procter & Gamble Co	14,023	972,635
Unilever NV ‘NY’ (Netherlands)	107,981	3,831,166
Wal-Mart Stores Inc	14,601	1,077,554

		16,010,463

Energy - 12.5%
BP PLC ADR (United Kingdom)	141,958	6,013,341
Chevron Corp	34,433	4,013,511
Halliburton Co	152,033	5,121,992
Murphy Oil Corp	72,108	3,871,479
Noble Corp (Switzerland)	39,080	1,398,282
QEP Resources Inc	96,614	3,058,799
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	66,942	4,646,444
Weatherford International Ltd (Switzerland) *	401,565	5,091,844

		33,215,692

Financials - 22.0%
Aflac Inc	19,022	910,773
Bank of America Corp	376,700	3,326,261
Citigroup Inc	248,576	8,133,407
Fifth Third Bancorp	173,895	2,697,111
JPMorgan Chase & Co	190,218	7,700,025
MetLife Inc	82,179	2,831,888
Morgan Stanley	127,612	2,136,225
State Street Corp	27,040	1,134,598
The Allstate Corp	168,877	6,689,218
The Bank of New York Mellon Corp	220,501	4,987,733
The Goldman Sachs Group Inc	20,297	2,307,363
The PNC Financial Services Group Inc	63,632	4,015,179
The Travelers Cos Inc	52,816	3,605,220
U.S. Bancorp	64,743	2,220,685
Wells Fargo & Co	161,626	5,580,946

		58,276,632

Health Care - 14.0%
Bristol-Myers Squibb Co	143,738	4,851,158
Cardinal Health Inc	51,210	1,995,654
GlaxoSmithKline PLC ADR (United Kingdom)	60,571	2,800,803
Merck & Co Inc	123,926	5,589,063
Novartis AG (Switzerland)	37,886	2,318,866
Pfizer Inc	250,439	6,223,409
Roche Holding AG ADR (Switzerland)	50,465	2,371,350
Sanofi ADR (France)	79,676	3,430,849
UnitedHealth Group Inc	88,725	4,916,252
WellPoint Inc	43,765	2,538,808

		37,036,212

	Shares	Value
Industrials - 6.3%
Emerson Electric Co	61,119	$2,950,214
General Electric Co	266,285	6,047,332
Honeywell International Inc	29,696	1,774,336
Ingersoll-Rand PLC (Ireland)	92,870	4,162,433
Textron Inc	66,861	1,749,752

		16,684,067

Information Technology - 10.3%
Cisco Systems Inc	147,540	2,816,539
Corning Inc	262,756	3,455,241
Dell Inc	53,927	531,720
eBay Inc *	90,901	4,400,517
Hewlett-Packard Co	234,425	3,999,291
Intel Corp	69,506	1,576,396
Microsoft Corp	215,919	6,430,068
Yahoo! Inc *	254,945	4,072,746

		27,282,518

Materials - 2.9%
Alcoa Inc	328,862	2,910,429
International Paper Co	131,946	4,792,279

		7,702,708

Telecommunication Services - 2.6%
AT&T Inc	52,565	1,981,701
Verizon Communications Inc	52,213	2,379,346
Vodafone Group PLC ADR (United Kingdom)	88,063	2,509,355

		6,870,402

Utilities - 2.3%
FirstEnergy Corp	50,335	2,219,774
PPL Corp	138,669	4,028,334

		6,248,108

Total Common Stocks (Cost $210,524,040)		249,310,348

SHORT-TERM INVESTMENT - 6.1%
Money Market Fund - 6.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	16,281,136	16,281,136

Total Short-Term Investment (Cost $16,281,136)		16,281,136

TOTAL INVESTMENTS - 100.1% (Cost $226,805,176)		265,591,484

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(297,138)

NET ASSETS - 100.0%		$265,294,346

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Financials	22.0%
Consumer Discretionary	15.1%
Health Care	14.0%
Energy	12.5%
Information Technology	10.3%
Industrials	6.3%
Short-Term Investment	6.1%
Consumer Staples	6.0%
Materials	2.9%
Telecommunication Services	2.6%
Utilities	2.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	639,713	CHF	601,319	10/12	BNY	$2,012
USD	1,279,454	CHF	1,202,664	10/12	CIB	3,996
USD	645,282	CHF	606,554	10/12	CIT	2,078
USD	1,279,378	CHF	1,202,592	10/12	SSB	4,073
USD	3,390,910	EUR	2,637,979	10/12	BNY	15,325
USD	1,772,101	EUR	1,378,617	10/12	CIB	8,431
USD	3,454,628	EUR	2,687,548	10/12	CIT	15,831
USD	1,741,397	EUR	1,354,730	10/12	SSB	8,169
USD	1,561,655	GBP	967,174	10/12	BNY	4,493
USD	3,309,674	GBP	2,049,767	10/12	CIB	10,558
USD	1,572,714	GBP	974,022	10/12	CIT	4,764
USD	3,122,737	GBP	1,933,992	10/12	SSB	9,558

Total Forward Foreign Currency Contracts						$89,288

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$39,983,546	$39,983,546	$—	$—
	Consumer Staples	16,010,463	16,010,463	—	—
	Energy	33,215,692	33,215,692	—	—
	Financials	58,276,632	58,276,632	—	—
	Health Care	37,036,212	34,717,346	2,318,866	—
	Industrials	16,684,067	16,684,067	—	—
	Information Technology	27,282,518	27,282,518	—	—
	Materials	7,702,708	7,702,708	—	—
	Telecommunications Services	6,870,402	6,870,402	—	—
	Utilities	6,248,108	6,248,108	—	—

		249,310,348	246,991,482	2,318,866	—
	Short-Term Investment	16,281,136	16,281,136	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	89,288	—	89,288	—

	Total	$265,680,772	$263,272,618	$2,408,154	$—

During the six-month period ended September 30, 2012, an investment with a value of $2,318,866 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL GROWTH LT FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Consumer Discretionary - 17.4%
Amazon.com Inc *	1,576	$400,808
AutoZone Inc *	1,379	509,775
CBS Corp ‘B’	20,413	741,604
Coach Inc	7,272	407,377
Limited Brands Inc	24,926	1,227,855
Mattel Inc	18,116	642,756
Nike Inc ‘B’	6,880	652,981
Nordstrom Inc	17,016	938,943
Polaris Industries Inc	979	79,172
Prada SPA (Italy)	52,000	386,229
Starbucks Corp	3,864	196,098
The Walt Disney Co	6,063	316,974
Time Warner Cable Inc	6,222	591,463

		7,092,035

Consumer Staples - 9.9%
Anheuser-Busch InBev NV (Belgium)	7,269	621,802
Colgate-Palmolive Co	4,018	430,810
Costco Wholesale Corp	5,327	533,366
Mead Johnson Nutrition Co	3,085	226,069
Pernod-Ricard SA (France)	6,696	752,469
Philip Morris International Inc	4,551	409,317
Reckitt Benckiser Group PLC (United Kingdom)	6,256	360,447
SABMiller PLC (United Kingdom)	12,161	536,180
Whole Foods Market Inc	1,645	160,223

		4,030,683

Energy - 5.5%
Dresser-Rand Group Inc *	7,133	393,100
EOG Resources Inc	2,716	304,328
Helmerich & Payne Inc	6,770	322,320
Kinder Morgan Inc	6,627	235,391
National Oilwell Varco Inc	3,364	269,490
Noble Energy Inc	3,495	324,022
Occidental Petroleum Corp	2,491	214,376
Petroleo Brasileiro SA ADR (Brazil)	7,939	182,121

		2,245,148

Financials - 2.6%
Banco do Brasil SA (Brazil)	13,000	159,033
Prudential PLC (United Kingdom)	29,016	380,514
T. Rowe Price Group Inc	5,899	373,407
Ventas Inc REIT	2,395	149,089

		1,062,043

Health Care - 13.0%
Aetna Inc	5,627	222,829
AmerisourceBergen Corp	9,169	354,932
Celgene Corp *	8,390	640,996
Covidien PLC (Ireland)	7,908	469,893
Express Scripts Holding Co *	13,217	828,309
Gilead Sciences Inc *	9,625	638,426
Medivation Inc *	2,378	134,024
Perrigo Co	7,067	820,973
Shire PLC ADR (United Kingdom)	2,240	198,688
Valeant Pharmaceuticals International Inc (Canada) *	8,383	463,328
Varian Medical Systems Inc *	3,508	211,603
Vertex Pharmaceuticals Inc *	5,800	324,510

		5,308,511

Industrials - 11.5%
C.H. Robinson Worldwide Inc	4,449	260,489
Canadian Pacific Railway Ltd (Canada)	3,823	316,888
Danaher Corp	11,987	661,083
FANUC Corp (Japan)	3,300	531,487
Fastenal Co	6,270	269,547

	Shares	Value
Precision Castparts Corp	6,130	$1,001,274
Sensata Technologies Holding NV (Netherlands) *	15,181	451,938
Tyco International Ltd (Switzerland)	5,187	291,821
Union Pacific Corp	1,230	146,001
Verisk Analytics Inc ‘A’ *	4,679	222,767
W.W. Grainger Inc	2,622	546,346

		4,699,641

Information Technology - 29.1%
Amdocs Ltd (United Kingdom)	11,536	380,573
Amphenol Corp ‘A’	6,850	403,328
ANSYS Inc *	2,706	198,620
Apple Inc	6,806	4,541,372
Atmel Corp *	35,011	184,158
Autodesk Inc *	6,540	218,240
eBay Inc *	22,583	1,093,243
EMC Corp *	19,285	525,902
Facebook Inc ‘A’ *	5,723	123,903
Intuit Inc	9,856	580,321
LinkedIn Corp ‘A’ *	825	99,330
MasterCard Inc ‘A’	1,011	456,446
Microsoft Corp	6,531	194,493
Motorola Solutions Inc	10,496	530,573
ON Semiconductor Corp *	40,182	247,923
Oracle Corp	34,945	1,100,418
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	79,455	242,110
TE Connectivity Ltd (Switzerland)	18,048	613,812
Teradata Corp *	1,686	127,141
Zynga Inc ‘A’ *	9,483	26,932

		11,888,838

Materials - 3.4%
Ball Corp	18,435	779,985
Praxair Inc	5,986	621,826

		1,401,811

Telecommunication Services - 0.9%
Crown Castle International Corp *	5,433	348,255

Total Common Stocks (Cost $27,734,426)		38,076,965

PURCHASED OPTIONS - 0.2%

(See Note (d) in Notes to Schedule of Investments) (Cost $117,847)		72,930

	Principal Amount
SHORT-TERM INVESTMENTS - 7.2%
Commercial Paper - 4.9%
BNP Paribas 0.110% due 10/01/12	$2,000,000	2,000,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL GROWTH LT FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Money Market Fund - 2.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	934,991	$934,991

Total Short-Term Investments (Cost $2,934,991)		2,934,991

TOTAL INVESTMENTS - 100.7% (Cost $30,787,264)		41,084,886

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(283,940)

NET ASSETS - 100.0%		$40,800,946

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Information Technology	29.1%
Consumer Discretionary	17.4%
Health Care	13.0%
Industrials	11.5%
Consumer Staples	9.9%
Short-Term Investments	7.2%
Energy	5.5%
Materials	3.4%
Financials	2.6%
Telecommunication Services	0.9%
Purchased Options	0.2%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	353,000	USD	453,651	11/12	CSF	($2,602)
GBP	155,000	USD	250,290	10/12	CSF	(748)
JPY	18,650,000	USD	239,003	11/12	HSB	(918)
USD	453,651	EUR	353,000	10/12	CSF	(18,875)
USD	192,797	EUR	150,000	10/12	RBC	(4,171)
USD	456,062	EUR	353,000	11/12	CSF	—
USD	334,255	EUR	260,000	11/12	HSB	2,758
USD	250,290	GBP	155,000	10/12	CSF	(7,041)
USD	27,449	GBP	17,000	10/12	JPM	(211)
USD	250,945	GBP	155,000	11/12	CSF	—
USD	872,881	GBP	540,000	11/12	HSB	5,978
USD	199,908	JPY	15,600,000	10/12	CSF	(3,553)
USD	74,338	JPY	5,800,000	10/12	JPM	(131)
USD	10,894	JPY	850,000	10/12	RBC	(50)
USD	485,911	JPY	36,300,000	11/12	HSB	(588)

Total Forward Foreign Currency Contracts						($30,152)

(d)	Purchased options outstanding as of September 30, 2012 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counterparty	Number of Contracts	Cost	Value
Put - CME S&P 500 Index Futures (11/12)	$1,370.00	11/17/12	GSC	9	$30,717	$10,260

Options on Securities
Description	Strike Price	Expiration Date	Counterparty	Number of Contracts	Cost	Value
Call - CME Microsoft Corp	$30.00	01/19/13	GSC	204	$46,308	$24,480
Call - CME Valeant Pharmaceuticals International Inc	52.50	01/19/13	GSC	57	40,822	38,190

					$87,130	$62,670

Total Purchased Options					$117,847	$72,930

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL GROWTH LT FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(e)	Transactions in written options for the six-month period ended September 30, 2012 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2012	—	$—
Call Options Written	80	138,583
Call Options Closed	(40)	(133,712)

Outstanding, September 30, 2012	40	$4,871

(f)	Premium received and value of written options outstanding as of September 30, 2012 were as follows:

Options on securities

Description	Strike Price	Expiration Date	Counterparty	Number of Contracts	Premium	Value
Call - CME ebay Inc	$50.00	10/20/2012	GSC	40	$4,871	($4,040)

Total Written Options					$4,871	($4,040)

(g)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$7,092,035	$6,705,806	$386,229	$—
	Consumer Staples	4,030,683	1,759,785	2,270,898	—
	Energy	2,245,148	2,245,148	—	—
	Financials	1,062,043	681,529	380,514	—
	Health Care	5,308,511	5,308,511	—	—
	Industrials	4,699,641	4,168,154	531,487	—
	Information Technology	11,888,838	11,646,728	242,110	—
	Materials	1,401,811	1,401,811	—	—
	Telecommunication Services	348,255	348,255	—	—

		38,076,965	34,265,727	3,811,238	—
	Short-Term Investments	2,934,991	934,991	2,000,000
	Derivatives:
	Equity Contracts
	Purchased Options	72,930	72,930	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	8,736	—	8,736	—

	Total Assets Derivatives	81,666	72,930	8,736	—

	Total Assets	41,093,622	35,273,648	5,819,974	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(4,040)	(4,040)	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(38,888)	—	(38,888)	—

	Total Liabilities	(42,928)	(4,040)	(38,888)	—

	Total	$41,050,694	$35,269,608	$5,781,086	$—

During the six-month period ended September 30, 2012, an investment with a value of $380,573 was transferred from level 2 to level 1 due to the removal of valuation adjustments made to exchange-traded prices.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Consumer Discretionary - 20.4%
Amazon.com Inc *	20,800	$5,289,856
DIRECTV *	51,800	2,717,428
Discovery Communications Inc ‘A’ *	4,100	244,483
Dollar General Corp *	64,200	3,308,868
Las Vegas Sands Corp	75,500	3,500,935
Lululemon Athletica Inc *	30,500	2,255,170
Michael Kors Holdings Ltd (United Kingdom) *	20,100	1,068,918
Nike Inc ‘B’	27,900	2,647,989
priceline.com Inc *	5,600	3,464,888
Ralph Lauren Corp	20,900	3,160,707

		27,659,242

Consumer Staples - 6.6%
CVS Caremark Corp	68,400	3,311,928
Monster Beverage Corp *	30,700	1,662,712
The Estee Lauder Cos Inc ‘A’	64,600	3,977,422

		8,952,062

Energy - 8.1%
Cabot Oil & Gas Corp	31,600	1,418,840
Concho Resources Inc *	32,600	3,088,850
EOG Resources Inc	9,900	1,109,295
FMC Technologies Inc *	73,500	3,403,050
Schlumberger Ltd (Netherlands)	26,100	1,887,813

		10,907,848

Health Care - 12.8%
Agilent Technologies Inc	75,000	2,883,750
Allergan Inc	51,700	4,734,686
Biogen Idec Inc *	11,400	1,701,222
Gilead Sciences Inc *	49,800	3,303,234
Intuitive Surgical Inc *	2,200	1,090,386
UnitedHealth Group Inc	64,200	3,557,322

		17,270,600

Industrials - 9.7%
Cummins Inc	19,700	1,816,537
Danaher Corp	57,400	3,165,610
IHS Inc ‘A’ *	8,400	817,740
Roper Industries Inc	11,700	1,285,713
Union Pacific Corp	22,200	2,635,140
United Technologies Corp	43,400	3,397,786

		13,118,526

Information Technology - 37.0%
Apple Inc	17,900	11,943,954
Baidu Inc ADR (Cayman) *	22,200	2,593,404
eBay Inc *	36,800	1,781,488
Facebook Inc ‘A’ *	94,600	2,048,090
Google Inc ‘A’ *	6,400	4,828,800
MasterCard Inc ‘A’	5,900	2,663,732
MercadoLibre Inc	14,300	1,180,465
NetApp Inc *	89,800	2,952,624
QUALCOMM Inc	76,500	4,780,485
Riverbed Technology Inc *	13,900	323,453
salesforce.com inc *	18,300	2,794,227
Teradata Corp *	26,700	2,013,447
VeriSign Inc *	22,800	1,110,132
Visa Inc ‘A’	45,000	6,042,600
VMware Inc ‘A’ *	32,100	3,105,354

		50,162,255

Materials - 1.5%
The Sherwin-Williams Co	13,600	2,025,176

	Shares	Value
Telecommunication Services - 1.2%
Crown Castle International Corp *	26,100	$1,673,010

Total Common Stocks (Cost $100,904,210)		131,768,719

EXCHANGE-TRADED FUND - 0.6%
iShares Russell 1000 Growth Index Fund	13,200	880,440

Total Exchange-Traded Fund (Cost $818,301)		880,440

SHORT-TERM INVESTMENT - 0.6%
Money Market Fund - 0.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	774,210	774,210

Total Short-Term Investment (Cost $774,210)		774,210

TOTAL INVESTMENTS - 98.5% (Cost $102,496,721)		133,423,369

OTHER ASSETS & LIABILITIES, NET - 1.5%		2,030,876

NET ASSETS - 100.0%		$135,454,245

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Information Technology	37.0%
Consumer Discretionary	20.4%
Health Care	12.8%
Industrials	9.7%
Energy	8.1%
Consumer Staples	6.6%
Materials	1.5%
Telecommunication Services	1.2%
Exchange-Traded Fund	0.6%
Short-Term Investment	0.6%

98.5%
Other Assets & Liabilities, Net	1.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$131,768,719	$131,768,719	$—	$—
	Exchange-Traded Fund	880,440	880,440	—	—
	Short-Term Investment	774,210	774,210	—	—

	Total	$133,423,369	$133,423,369	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Consumer Discretionary - 16.1%
DISH Network Corp ‘A’	202,386	$6,195,036
McDonald’s Corp	30,386	2,787,916
News Corp ‘A’	468,222	11,485,486
SES SA FDR (Luxembourg)	132,967	3,622,031
Target Corp	62,190	3,947,199
The Home Depot Inc	99,367	5,998,786
Time Warner Cable Inc	98,820	9,393,829
Time Warner Inc	215,939	9,788,515

		53,218,798

Consumer Staples - 12.4%
Altria Group Inc	111,219	3,713,602
Anheuser-Busch InBev NV ADR (Belgium)	68,410	5,877,103
CVS Caremark Corp	201,499	9,756,582
Kimberly-Clark Corp	73,119	6,272,148
Lorillard Inc	34,022	3,961,862
Philip Morris International Inc	125,880	11,321,647

		40,902,944

Energy - 11.0%
Apache Corp	33,603	2,905,651
Chevron Corp	86,745	10,110,997
Exxon Mobil Corp	91,878	8,402,243
Halliburton Co	123,567	4,162,972
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	57,858	4,015,924
Suncor Energy Inc (Canada)	95,660	3,142,431
Transocean Ltd (Switzerland)	82,694	3,712,134

		36,452,352

Financials - 22.8%
American Express Co	91,739	5,216,280
Capital One Financial Corp	72,473	4,131,686
JPMorgan Chase & Co	290,625	11,764,500
Loews Corp	104,411	4,307,998
Marsh & McLennan Cos Inc	161,793	5,489,636
MetLife Inc	105,417	3,632,670
State Street Corp	151,351	6,350,688
The Bank of New York Mellon Corp	93,121	2,106,397
The Progressive Corp	142,762	2,960,884
The Travelers Cos Inc	87,965	6,004,491
U.S. Bancorp	320,642	10,998,021
Wells Fargo & Co	354,596	12,244,200

		75,207,451

Health Care - 8.5%
Johnson & Johnson	80,963	5,579,160
Merck & Co Inc	169,913	7,663,076
Novartis AG ADR (Switzerland)	57,493	3,522,021
Pfizer Inc	159,785	3,970,657
Teva Pharmaceutical Industries Ltd ADR (Israel)	75,818	3,139,623
WellPoint Inc	72,126	4,184,029

		28,058,566

Industrials - 9.4%
General Electric Co	348,224	7,908,167
Honeywell International Inc	122,401	7,313,460
Illinois Tool Works Inc	103,075	6,129,870
Raytheon Co	60,482	3,457,151
United Technologies Corp	78,217	6,123,609

		30,932,257

Information Technology - 8.1%
Hewlett-Packard Co	103,122	1,759,261
International Business Machines Corp	35,658	7,397,252
Microsoft Corp	153,890	4,582,844
Motorola Solutions Inc	97,467	4,926,957

	Shares	Value
TE Connectivity Ltd (Switzerland)	133,505	$4,540,505
Xerox Corp	498,422	3,658,417

		26,865,236

Materials - 2.9%
Air Products & Chemicals Inc	58,049	4,800,652
Crown Holdings Inc *	124,829	4,587,466

		9,388,118

Telecommunication Services - 3.2%
AT&T Inc	109,591	4,131,581
CenturyLink Inc	78,085	3,154,634
Verizon Communications Inc	74,652	3,401,892

		10,688,107

Utilities - 2.0%
Sempra Energy	102,152	6,587,782

Total Common Stocks (Cost $252,429,198)		318,301,611

SHORT-TERM INVESTMENT - 3.4%
Money Market Fund - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	11,287,562	11,287,562

Total Short-Term Investment (Cost $11,287,562)		11,287,562

TOTAL INVESTMENTS - 99.8% (Cost $263,716,760)		329,589,173

OTHER ASSETS & LIABILITIES, NET - 0.2%		615,927

NET ASSETS - 100.0%		$330,205,100

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Financials	22.8%
Consumer Discretionary	16.1%
Consumer Staples	12.4%
Energy	11.0%
Industrials	9.4%
Health Care	8.5%
Information Technology	8.1%
Short-Term Investment	3.4%
Telecommunication Services	3.2%
Materials	2.9%
Utilities	2.0%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$53,218,798	$49,596,767	$3,622,031	$—
	Consumer Staples	40,902,944	40,902,944	—	—
	Energy	36,452,352	36,452,352	—	—
	Financials	75,207,451	75,207,451	—	—
	Health Care	28,058,566	28,058,566	—	—
	Industrials	30,932,257	30,932,257	—	—
	Information Technology	26,865,236	26,865,236	—	—
	Materials	9,388,118	9,388,118	—	—
	Telecommunication Services	10,688,107	10,688,107	—	—
	Utilities	6,587,782	6,587,782	—	—

		318,301,611	314,679,580	3,622,031	—
	Short-Term Investment	11,287,562	11,287,562	—	—

	Total	$329,589,173	$325,967,142	$3,622,031	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MAIN STREET® CORE FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Energy - 0.0%
Kinder Morgan Inc Strike @ $40.00 Exp. 05/25/17 *	5,075	$17,712

Total Warrants (Cost $9,668)		17,712

PREFERRED STOCKS - 0.3%
Consumer Staples - 0.3%
Henkel AG & Co KGaA (Germany)	7,285	579,757

Total Preferred Stocks (Cost $541,284)		579,757

COMMON STOCKS - 98.1%
Consumer Discretionary - 9.1%
AutoZone Inc *	10,350	3,826,084
CarMax Inc *	81,640	2,310,412
Ford Motor Co	457,812	4,514,026
Hyatt Hotels Corp ‘A’ *	8,218	329,953
The McGraw-Hill Cos Inc	93,818	5,121,525
The TJX Cos Inc	55,790	2,498,834
Yum! Brands Inc	15,860	1,052,152

		19,652,986

Consumer Staples - 10.3%
Dr Pepper Snapple Group Inc	109,750	4,887,167
Kraft Foods Inc	20,620	547,461
Kraft Foods Inc ‘A’	51,840	2,143,584
Philip Morris International Inc	107,500	9,668,550
The J.M. Smucker Co	55,450	4,786,999

		22,033,761

Energy - 11.1%
Chevron Corp	85,284	9,940,703
Kinder Morgan Inc	51,815	1,840,469
National Oilwell Varco Inc	95,650	7,662,522
Noble Energy Inc	46,208	4,283,944

		23,727,638

Financials - 17.4%
CIT Group Inc *	190,480	7,503,007
Citigroup Inc	251,357	8,224,401
CME Group Inc ‘A’	62,110	3,558,903
Discover Financial Services	76,930	3,056,428
IntercontinentalExchange Inc *	2,380	317,516
JPMorgan Chase & Co	198,910	8,051,877
M&T Bank Corp	12,720	1,210,435
Marsh & McLennan Cos Inc	110,960	3,764,873
MSCI Inc *	43,450	1,555,076

		37,242,516

Health Care - 12.1%
Abbott Laboratories	96,870	6,641,407
Bristol-Myers Squibb Co	138,940	4,689,225
Covidien PLC (Ireland)	115,040	6,835,677
DaVita Inc *	4,820	499,400
Express Scripts Holding Co *	78,539	4,922,039
Watson Pharmaceuticals Inc *	27,130	2,310,391

		25,898,139

Industrials - 11.0%
CSX Corp	215,650	4,474,737
L-3 Communications Holdings Inc	15,850	1,136,604

	Shares	Value
QR National Ltd (Australia)	118,900	$419,072
The Boeing Co	58,338	4,061,491
Towers Watson & Co ‘A’	42,490	2,254,095
Tyco International Ltd (Switzerland)	117,145	6,590,578
United Parcel Service Inc ‘B’	65,606	4,695,421

		23,631,998

Information Technology - 21.6%
Apple Inc	25,662	17,123,226
Corning Inc	125,820	1,654,533
eBay Inc *	167,940	8,129,975
Facebook Inc ‘A’ *	60,040	1,299,866
Google Inc ‘A’ *	4,606	3,475,227
International Business Machines Corp	46,430	9,631,904
QUALCOMM Inc	47,252	2,952,777
Western Digital Corp	51,860	2,008,538

		46,276,046

Materials - 2.0%
PPG Industries Inc	4,890	561,568
Vulcan Materials Co	80,160	3,791,568

		4,353,136

Telecommunication Services - 2.2%
America Movil SAB de CV ‘L’ ADR (Mexico)	187,370	4,766,693

Utilities - 1.3%
The AES Corp *	249,708	2,739,296

Total Common Stocks (Cost $166,568,059)		210,322,209

SHORT-TERM INVESTMENT - 1.6%
Money Market Fund - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,478,231	3,478,231

Total Short-Term Investment (Cost $3,478,231)		3,478,231

TOTAL INVESTMENTS - 100.0% (Cost $170,597,242)		214,397,909

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(7,712)

NET ASSETS - 100.0%		$214,390,197

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Information Technology	21.6%
Financials	17.4%
Health Care	12.1%
Energy	11.1%
Industrials	11.0%
Consumer Staples	10.6%
Consumer Discretionary	9.1%
Telecommunication Services	2.2%
Materials	2.0%
Short-Term Investment	1.6%
Utilities	1.3%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MAIN STREET CORE FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$17,712	$17,712	$—	$—
	Preferred Stocks (1)	579,757	—	579,757	—
	Common Stocks
	Consumer Discretionary	19,652,986	19,652,986	—	—
	Consumer Staples	22,033,761	22,033,761	—	—
	Energy	23,727,638	23,727,638	—	—
	Financials	37,242,516	37,242,516	—	—
	Health Care	25,898,139	25,898,139	—	—
	Industrials	23,631,998	23,212,926	419,072	—
	Information Technology	46,276,046	46,276,046	—	—
	Materials	4,353,136	4,353,136	—	—
	Telecommunication Services	4,766,693	4,766,693	—	—
	Utilities	2,739,296	2,739,296	—	—

		210,322,209	209,903,137	419,072	—
	Short-Term Investment	3,478,231	3,478,231	—	—

	Total	$214,397,909	$213,399,080	$998,829	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%
Industrials - 0.5%
Better Place LLC ‘B’ 8.000% * ¯ + r	229,480	$688,440

Total Convertible Preferred Stocks (Cost $573,700)		688,440

COMMON STOCKS - 96.7%
Consumer Discretionary - 15.8%
American Eagle Outfitters Inc	31,800	670,344
AutoZone Inc *	7,050	2,606,173
Big Lots Inc *	27,000	798,660
Darden Restaurants Inc	21,490	1,198,067
Hasbro Inc	36,000	1,374,120
Lear Corp	34,000	1,284,860
Macy’s Inc	116,200	4,371,444
Marriott International Inc	59,500	2,326,450
Newell Rubbermaid Inc	90,430	1,726,309
Ross Stores Inc	29,500	1,905,700
The Interpublic Group of Cos Inc	182,000	2,023,840

		20,285,967

Consumer Staples - 7.7%
HJ Heinz Co	43,500	2,433,825
Molson Coors Brewing Co ‘B’	49,740	2,240,787
Ralcorp Holdings Inc *	28,450	2,076,850
Sysco Corp	100,800	3,152,016

		9,903,478

Energy - 6.4%
Cameron International Corp *	34,300	1,923,201
EQT Corp	24,600	1,451,400
Noble Energy Inc	17,710	1,641,894
Rosetta Resources Inc *	18,000	862,200
Rowan Cos PLC ‘A’ (United Kingdom) *	71,540	2,415,906

		8,294,601

Financials - 13.9%
Ameriprise Financial Inc	25,600	1,451,264
CBRE Group Inc ‘A’ *	68,100	1,253,721
Duke Realty Corp REIT	63,800	937,860
East West Bancorp Inc	96,300	2,033,856
Invesco Ltd (Bermuda)	61,000	1,524,390
Kilroy Realty Corp REIT	46,200	2,068,836
PartnerRe Ltd (Bermuda)	17,690	1,314,013
PS Business Parks Inc REIT	14,800	988,936
Regions Financial Corp	146,100	1,053,381
Signature Bank *	27,700	1,858,116
The Macerich Co REIT	34,600	1,980,158
Willis Group Holdings PLC (Ireland)	38,300	1,414,036

		17,878,567

Health Care - 14.7%
Aetna Inc	41,600	1,647,360
Agilent Technologies Inc	41,500	1,595,675
AmerisourceBergen Corp	103,800	4,018,098
CareFusion Corp *	79,800	2,265,522
Henry Schein Inc *	20,900	1,656,743
Humana Inc	11,400	799,710
Medicis Pharmaceutical Corp ‘A’	35,500	1,536,085
Vertex Pharmaceuticals Inc *	30,900	1,728,855
Zimmer Holdings Inc	53,080	3,589,270

		18,837,318

	Shares	Value
Industrials - 11.0%
BE Aerospace Inc *	30,700	$1,292,470
Corrections Corp of America	18,690	625,180
Dover Corp	50,640	3,012,574
Joy Global Inc	12,400	695,144
Landstar System Inc	24,700	1,167,816
Parker-Hannifin Corp	34,900	2,916,942
Rockwell Collins Inc	26,390	1,415,560
SPX Corp	20,800	1,360,528
WESCO International Inc *	29,600	1,693,120

		14,179,334

Information Technology - 21.9%
Amdocs Ltd (United Kingdom)	43,100	1,421,869
Autodesk Inc *	60,900	2,032,233
Avago Technologies Ltd (Singapore)	26,900	937,869
BMC Software Inc *	97,940	4,063,531
F5 Networks Inc *	19,400	2,031,180
Fidelity National Information Services Inc	92,900	2,900,338
Gartner Inc *	17,000	783,530
Intuit Inc	52,250	3,076,480
Marvell Technology Group Ltd (Bermuda)	209,400	1,916,010
Microsemi Corp *	57,500	1,154,025
NetApp Inc *	73,300	2,410,104
Symantec Corp *	66,600	1,198,800
TE Connectivity Ltd (Switzerland)	38,300	1,302,583
Vantiv Inc ‘A’ *	42,100	907,255
Xilinx Inc	59,400	1,984,554

		28,120,361

Materials - 5.3%
Ball Corp	52,220	2,209,428
Cliffs Natural Resources Inc	17,050	667,166
Eastman Chemical Co	60,820	3,467,348
Walter Energy Inc	14,100	457,686

		6,801,628

Total Common Stocks (Cost $112,263,576)		124,301,254

SHORT-TERM INVESTMENT - 3.9%
Money Market Fund - 3.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,938,917	4,938,917

Total Short-Term Investment (Cost $4,938,917)		4,938,917

TOTAL INVESTMENTS - 101.1% (Cost $117,776,193)		129,928,611

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(1,399,576)

NET ASSETS - 100.0%		$128,529,035

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Information Technology	21.9%
Consumer Discretionary	15.8%
Health Care	14.7%
Financials	13.9%
Industrials	11.5%
Consumer Staples	7.7%
Energy	6.4%
Materials	5.3%
Short-Term Investment	3.9%

	101.1%
Other Assets & Liabilities, Net	(1.1%	)

	100.0%

(b)	An investment with a value of $688,440 or 0.5% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Trust Procedures and then subsequently approved by the Board.

(c)	As of September 30, 2012, 0.5% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Restricted securities as of September 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$573,700	$688,440	0.5%

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$688,440	$—	$—	$688,440
	Common Stocks (1)	124,301,254	124,301,254	—	—
	Short-Term Investment	4,938,917	4,938,917	—	—

	Total	$129,928,611	$129,240,171	$—	$688,440

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2012:

Convertible Preferred Stocks (1)
Value, Beginning of Period	$1,041,839
Purchases	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Depreciation	(353,399)
Transfers In	—
Transfers Out	—

Value, End of Period	$688,440

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($353,399)

Additional required information about certain Level 3 fair value measurements of the fund as of September 30, 2012 were as follows:

	Value at 09/30/12	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Convertible Preferred Stocks	$688,440	Market Transaction Method	Purchase price of Better Place Series C Preferred Stock adjusted for performance versus milestones	NA

		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	22.5%-27.5% (25.0%) 2.5%-3.5% (3.0%)

		Market Comparable Companies	Enterprise Value / Revenue Discount for lack of marketability	3.0x-3.6x (3.3x) 15.0%

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%
Industrials - 0.6%
Better Place LLC ‘B’ 8.000% *¯+ r	118,395	$355,185

Total Convertible Preferred Stocks (Cost $295,986)		355,185

COMMON STOCKS - 90.0%
Consumer Discretionary - 10.1%
Dollar Tree Inc *	13,025	628,782
Dunkin’ Brands Group Inc	25,697	750,224
Groupon Inc *	140,170	667,209
Morningstar Inc	14,370	900,137
New Oriental Education & Technology Group ADR (Cayman)	35,503	591,835
Tesla Motors Inc *	8,768	256,727
The McGraw-Hill Cos Inc	21,544	1,176,087
Weight Watchers International Inc	24,573	1,297,454

		6,268,455

Consumer Staples - 3.6%
DE Master Blenders 1753 NV (Netherlands) *	114,770	1,384,646
Mead Johnson Nutrition Co	11,266	825,572

		2,210,218

Energy - 3.1%
Range Resources Corp	19,081	1,333,189
Ultra Petroleum Corp (Canada) *	27,757	610,099

		1,943,288

Financials - 6.8%
Greenhill & Co Inc	10,002	517,604
IntercontinentalExchange Inc *	7,239	965,755
MSCI Inc *	47,233	1,690,469
The Progressive Corp	51,657	1,071,366

		4,245,194

Health Care - 14.8%
athenahealth Inc *	13,304	1,220,908
IDEXX Laboratories Inc *	11,938	1,186,040
Illumina Inc *	36,076	1,738,863
Intuitive Surgical Inc *	3,853	1,909,662
Ironwood Pharmaceuticals Inc ‘A’ *	31,899	407,669
Qualicorp SA (Brazil) *	100,549	967,175
Techne Corp	11,443	823,209
Valeant Pharmaceuticals International Inc (Canada) *	17,327	957,663

		9,211,189

Industrials - 18.5%
Covanta Holding Corp	41,516	712,415
Edenred (France)	74,092	2,085,574
Expeditors International of Washington Inc	28,006	1,018,298
Fastenal Co	20,587	885,035
IHS Inc ‘A’ *	11,627	1,131,888
Intertek Group PLC (United Kingdom)	37,012	1,647,661
Sensata Technologies Holding NV (Netherlands) *	29,951	891,641
Stericycle Inc *	14,184	1,283,936
Verisk Analytics Inc ‘A’ *	38,111	1,814,465

		11,470,913

Information Technology - 25.2%
Akamai Technologies Inc *	24,082	921,378
Citrix Systems Inc *	11,261	862,255
FactSet Research Systems Inc	9,581	923,800
First Solar Inc *	20,072	444,495

	Shares	Value
Gartner Inc *	29,342	$1,352,373
LinkedIn Corp ‘A’ *	15,128	1,821,411
MercadoLibre Inc	7,985	659,162
Motorola Solutions Inc	43,738	2,210,956
Red Hat Inc *	15,858	902,955
salesforce.com Inc *	9,743	1,487,659
SINA Corp (Cayman) *	5,557	359,427
Solera Holdings Inc	28,598	1,254,594
Yandex NV ‘A’ (Netherlands) *	56,457	1,361,178
Youku Tudou Inc ADR (Cayman) *	38,644	710,663
Zynga Inc ‘A’ *	131,209	372,634

		15,644,940

Materials - 4.3%
Intrepid Potash Inc *	29,051	624,015
Lynas Corp Ltd (Australia) *	215,593	174,655
Martin Marietta Materials Inc	8,279	686,081
Molycorp Inc *	24,261	279,002
Rockwood Holdings Inc *	19,167	893,182

		2,656,935

Utilities - 3.6%
Brookfield Infrastructure Partners LP (Bermuda)	62,108	2,207,939

Total Common Stocks (Cost $48,094,144)		55,859,071

SHORT-TERM INVESTMENT - 9.8%
Money Market Fund - 9.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,084,505	6,084,505

Total Short-Term Investment (Cost $6,084,505)		6,084,505

TOTAL INVESTMENTS - 100.4% (Cost $54,474,635)		62,298,761

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(261,303)

NET ASSETS - 100.0%		$62,037,458

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Information Technology	25.2%
Industrials	19.1%
Health Care	14.8%
Consumer Discretionary	10.1%
Short-Term Investment	9.8%
Financials	6.8%
Materials	4.3%
Consumer Staples	3.6%
Utilities	3.6%
Energy	3.1%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	An investment with a value of $355,185 or 0.6% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Trust Procedures and then subsequently approved by the Board.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(c)	As of September 30, 2012, 0.6% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

(d)	Restricted securities as of September 30, 2012 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$295,986	$355,185	0.6%

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$355,185	$—	$—	$355,185
	Common Stocks
	Consumer Discretionary	6,268,455	6,268,455	—	—
	Consumer Staples	2,210,218	825,572	1,384,646	—
	Energy	1,943,288	1,943,288	—	—
	Financials	4,245,194	4,245,194	—	—
	Health Care	9,211,189	9,211,189	—	—
	Industrials	11,470,913	7,737,678	3,733,235	—
	Information Technology	15,644,940	15,644,940	—	—
	Materials	2,656,935	2,482,280	174,655	—
	Utilities	2,207,939	2,207,939	—	—

		55,859,071	50,566,535	5,292,536	—
	Short-Term Investment	6,084,505	6,084,505	—	—

	Total	$62,298,761	$56,651,040	$5,292,536	$355,185

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2012:

Convertible Preferred Stocks (1)
Value, Beginning of Period	$537,513
Purchases	—
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Depreciation	(182,328)
Transfers In	—
Transfers Out	—

Value, End of Period	$355,185

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($182,328)

Additional required information about certain Level 3 fair value measurements of the fund as of September 30, 2012 were as follows:

	Value at 09/30/12	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Convertible Preferred Stocks	$355,185	Market Transaction Method	Purchase price of Better Place Series C Preferred Stock adjusted for performance versus milestones	NA
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	22.5%-27.5% (25.0%) 2.5%-3.5% (3.0%)
		Market Comparable Companies	Enterprise Value / Revenue Discount for lack of marketability	3.0x-3.6x (3.3x) 15.0%

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Consumer Discretionary - 19.5%
American Axle & Manufacturing Holdings Inc *	15,600	$175,812
ANN Inc *	14,000	528,220
Brunswick Corp	15,950	360,948
Dana Holding Corp	22,400	275,520
Domino’s Pizza Inc	12,550	473,135
DSW Inc ‘A’	7,750	517,080
Fifth & Pacific Cos Inc *	28,600	365,508
Five Below Inc *	10,700	418,156
Gaylord Entertainment Co *	9,500	375,535
Interval Leisure Group Inc	11,865	224,604
Life Time Fitness Inc *	8,170	373,696
Lions Gate Entertainment Corp (Canada) *	22,200	338,994
LKQ Corp *	21,600	399,600
Marriott Vacations Worldwide Corp *	11,850	426,837
Pier 1 Imports Inc	23,400	438,516
Six Flags Entertainment Corp	8,850	520,380
Sotheby’s	5,300	166,950
The Cheesecake Factory Inc	9,950	355,712
The Children’s Place *	7,330	439,800
The Warnaco Group Inc *	4,400	228,360
Tupperware Brands Corp	6,775	363,072
Vitamin Shoppe Inc *	8,150	475,308
Wolverine World Wide Inc	6,500	288,405

		8,530,148

Consumer Staples - 3.8%
B&G Foods Inc	12,000	363,720
The Fresh Market Inc *	4,950	296,901
The Hain Celestial Group Inc *	7,535	474,705
United Natural Foods Inc *	9,050	528,973

		1,664,299

Energy - 5.6%
Approach Resources Inc *	6,100	183,793
Berry Petroleum Co ‘A’	9,400	381,922
Dril-Quip Inc *	3,465	249,064
Energy XXI Ltd (Bermuda)	10,950	382,703
Hornbeck Offshore Services Inc *	5,550	203,407
Kodiak Oil & Gas Corp (Canada) *	19,650	183,924
Lufkin Industries Inc	3,900	209,898
Northern Oil & Gas Inc *	12,100	205,579
Rosetta Resources Inc *	9,150	438,285

		2,438,575

Financials - 9.0%
American Campus Communities Inc REIT	7,450	326,906
Capstead Mortgage Corp REIT	21,350	288,011
Cohen & Steers Inc	9,300	275,466
Extra Space Storage Inc REIT	10,700	355,775
Fortress Investment Group LLC ‘A’	59,900	264,758
Home Properties Inc REIT	4,300	263,461
Jones Lang LaSalle Inc	5,900	450,465
LaSalle Hotel Properties REIT	12,450	332,290
Northwest Bancshares Inc	25,650	313,700
SVB Financial Group *	5,550	335,553
Texas Capital Bancshares Inc *	6,000	298,260
Two Harbors Investment Corp REIT	37,900	445,325

		3,949,970

Health Care - 16.5%
Accretive Health Inc *	24,400	272,304
Acorda Therapeutics Inc *	8,050	206,161
Align Technology Inc *	9,550	353,063
Alkermes PLC (Ireland) *	11,050	229,288
Bruker Corp *	22,450	293,870
Cepheid Inc *	5,950	205,334
Cubist Pharmaceuticals Inc *	4,600	219,328

	Shares	Value
Endologix Inc *	21,200	$292,984
Greenway Medical Technologies Inc *	13,900	237,690
HealthSouth Corp *	16,050	386,163
Idenix Pharmaceuticals Inc *	28,000	127,960
Insulet Corp *	18,270	394,267
Medivation Inc *	5,800	326,888
NxStage Medical Inc *	18,900	249,669
Optimer Pharmaceuticals Inc *	13,110	185,113
PAREXEL International Corp *	7,475	229,931
Pharmacyclics Inc *	4,300	277,350
Questcor Pharmaceuticals Inc *	5,900	109,150
Salix Pharmaceuticals Ltd *	5,150	218,051
Seattle Genetics Inc *	6,500	175,175
Synageva BioPharma Corp *	2,850	152,276
Team Health Holdings Inc *	10,550	286,222
Tenet Healthcare Corp *	47,250	296,258
Theravance Inc *	8,700	225,417
Thoratec Corp *	6,520	225,592
ViroPharma Inc *	6,450	194,919
Volcano Corp *	12,300	351,411
WellCare Health Plans Inc *	3,750	212,063
Wright Medical Group Inc *	13,800	305,118

		7,239,015

Industrials - 14.2%
A.O. Smith Corp	5,050	290,577
Actuant Corp ‘A’	17,395	497,845
Alaska Air Group Inc *	5,550	194,583
Avis Budget Group Inc *	20,000	307,600
Barnes Group Inc	12,250	306,372
Clean Harbors Inc *	6,900	337,065
Esterline Technologies Corp *	7,380	414,313
Genesee & Wyoming Inc ‘A’ *	7,820	522,845
Hub Group Inc ‘A’ *	14,400	427,392
Lindsay Corp	5,411	389,430
RBC Bearings Inc *	10,315	496,152
Spirit Aerosystems Holdings Inc ‘A’ *	16,150	358,692
Tetra Tech Inc *	18,350	481,871
Towers Watson & Co ‘A’	4,200	222,810
United Rentals Inc *	11,650	381,072
US Airways Group Inc *	16,900	176,774
Watsco Inc	4,600	348,634
Woodward Inc	1,967	66,839

		6,220,866

Information Technology - 21.3%
3D Systems Corp *	7,800	256,230
Applied Micro Circuits Corp *	22,100	111,826
Aspen Technology Inc *	11,250	290,812
BroadSoft Inc *	7,650	313,803
Cadence Design Systems Inc *	40,050	515,243
Cavium Inc *	8,700	289,971
Ciena Corp *	19,050	259,080
Cognex Corp	12,650	437,437
CommVault Systems Inc *	8,800	516,560
comScore Inc *	24,550	374,387
Concur Technologies Inc *	4,200	309,666
CoStar Group Inc *	4,650	379,161
Cypress Semiconductor Corp *	19,800	212,256
DealerTrack Holdings Inc *	16,100	448,385
ExactTarget Inc *	17,500	423,850
Finisar Corp *	17,950	256,685
Fortinet Inc *	12,100	292,094
Freescale Semiconductor Ltd (Bermuda) *	23,350	222,059
InterXion Holding NV (Netherlands) *	15,600	354,432
Microsemi Corp *	18,650	374,306
NICE Systems Ltd ADR (Israel) *	9,295	308,780
OpenTable Inc *	6,840	284,544
QLIK Technologies Inc *	18,650	417,947
Silicon Graphics International Corp *	31,000	282,100

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Tangoe Inc *	21,000	$275,730
Ultimate Software Group Inc *	4,900	500,290
Universal Display Corp *	4,900	168,462
Wright Express Corp *	6,915	482,114

		9,358,210

Materials - 4.2%
Cytec Industries Inc	4,750	311,220
Globe Specialty Metals Inc	10,000	152,200
Hecla Mining Co	26,650	174,557
PolyOne Corp	27,200	450,704
Rockwood Holdings Inc	7,350	342,510
Silgan Holdings Inc	9,440	410,734

		1,841,925

Telecommunication Services - 0.5%
Cogent Communications Group Inc	10,150	233,348

Utilities - 1.1%
ITC Holdings Corp	6,430	485,979

Total Common Stocks (Cost $34,862,041)		41,962,335

SHORT-TERM INVESTMENT - 3.1%
Money Market Fund - 3.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,361,969	1,361,969

Total Short-Term Investment (Cost $1,361,969)		1,361,969

TOTAL INVESTMENTS - 98.8% (Cost $36,224,010)		43,324,304

OTHER ASSETS & LIABILITIES, NET - 1.2%		543,581

NET ASSETS - 100.0%		$43,867,885

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Information Technology	21.3%
Consumer Discretionary	19.5%
Health Care	16.5%
Industrials	14.2%
Financials	9.0%
Energy	5.6%
Materials	4.2%
Consumer Staples	3.8%
Short-Term Investment	3.1%
Utilities	1.1%
Telecommunication Services	0.5%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks (1)	$41,962,335	$41,962,335	$—	$—
	Short-Term Investment	1,361,969	1,361,969	—	—

	Total	$43,324,304	$43,324,304	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Consumer Discretionary - 10.7%
Aaron’s Inc	35,300	$981,693
Bob Evans Farms Inc	12,400	485,212
Cinemark Holdings Inc	53,500	1,200,005
Cracker Barrel Old Country Store Inc	5,299	355,616
Group 1 Automotive Inc	20,700	1,246,761
Harman International Industries Inc	26,000	1,200,160
Hillenbrand Inc	24,500	445,655
International Game Technology	84,437	1,105,280
Meredith Corp	31,600	1,106,000
Sturm Ruger & Co Inc	16,900	836,381
The Buckle Inc	22,700	1,031,261
True Religion Apparel Inc	17,500	373,275
Wolverine World Wide Inc	27,700	1,229,049

		11,596,348

Consumer Staples - 5.9%
Cal-Maine Foods Inc	17,300	777,462
Casey’s General Stores Inc	5,791	330,898
Embotelladora Andina SA ‘B’ ADR (Chile)	13,500	463,455
Fresh Del Monte Produce Inc (Cayman)	13,600	348,160
Harris Teeter Supermarkets Inc	25,700	998,188
Ingredion Inc	25,600	1,412,096
The Andersons Inc	17,909	674,453
Universal Corp	21,600	1,099,872
Weis Markets Inc	5,800	245,514

		6,350,098

Energy - 12.6%
Alliance Resource Partners LP	10,400	623,480
Berry Petroleum Co ‘A’	31,400	1,275,782
Bristow Group Inc	25,500	1,289,025
Buckeye Partners LP	15,100	724,347
Cimarex Energy Co	9,600	562,080
CVR Energy Inc *	39,400	1,447,950
Energen Corp	22,800	1,194,948
HollyFrontier Corp	24,800	1,023,496
Pioneer Southwest Energy Partners LP	13,400	344,782
Ship Finance International Ltd (Bermuda)	28,400	446,448
Sunoco Logistics Partners LP	23,400	1,091,610
TC Pipelines LP	9,400	424,410
Tidewater Inc	23,500	1,140,455
TransMontaigne Partners LP	6,900	262,200
Western Refining Inc	16,400	429,352
World Fuel Services Corp	38,300	1,363,863

		13,644,228

Financials - 17.7%
American Equity Investment Life Holding Co	24,300	282,609
American Financial Group Inc	25,000	947,500
American Realty Capital Trust Inc REIT	21,100	247,503
AmTrust Financial Services Inc	17,930	459,366
Bank of Hawaii Corp	22,400	1,021,888
CapitalSource Inc	117,100	887,618
Cash America International Inc	25,500	983,535
Community Trust Bancorp Inc	3,100	110,159
CreXus Investment Corp REIT	55,400	598,874
Cullen/Frost Bankers Inc	14,600	838,478
Duff & Phelps Corp ‘A’	8,403	114,365
FirstMerit Corp	11,500	169,395
Franklin Street Properties Corp REIT	49,400	546,858
Fulton Financial Corp	106,000	1,045,160
Hatteras Financial Corp REIT	21,900	617,361
Lakeland Financial Corp	4,962	136,951
Montpelier Re Holdings Ltd (Bermuda)	14,609	323,297
Old National Bancorp	41,800	568,898
Omega Healthcare Investors Inc REIT	37,900	861,467

	Shares	Value
Prosperity Bancshares Inc	24,300	$1,035,666
PS Business Parks Inc REIT	11,000	735,020
Raymond James Financial Inc	29,700	1,088,505
Retail Properties of America Inc ‘A’ REIT	56,344	637,814
SEI Investments Co	45,100	967,395
Southside Bancshares Inc	7,300	159,213
Sovran Self Storage Inc REIT	4,975	287,804
Starwood Property Trust Inc REIT	33,200	772,564
Susquehanna Bancshares Inc	59,900	626,554
Tompkins Financial Corp	4,000	162,080
Trustmark Corp	39,400	958,996
Washington Federal Inc	48,431	807,829
WesBanco Inc	7,129	147,642

		19,148,364

Health Care - 6.2%
Invacare Corp	18,700	264,418
Owens & Minor Inc	37,100	1,108,548
PerkinElmer Inc	43,150	1,271,631
STERIS Corp	34,500	1,223,715
Teleflex Inc	18,400	1,266,656
The Cooper Cos Inc	16,300	1,539,698

		6,674,666

Industrials - 17.2%
ABM Industries Inc	10,600	200,658
Alliant Techsystems Inc	22,200	1,112,442
Applied Industrial Technologies Inc	9,700	401,871
Avery Dennison Corp	29,200	929,144
Barnes Group Inc	35,100	877,851
Belden Inc	29,900	1,102,712
Cascade Corp	5,547	303,643
Crane Co	28,700	1,145,991
Cubic Corp	7,100	355,426
Curtiss-Wright Corp	30,600	1,000,620
Elbit Systems Ltd (Israel)	3,900	132,756
Ennis Inc	14,300	234,663
Great Lakes Dredge & Dock Co	33,200	255,640
ITT Corp	51,023	1,028,113
KBR Inc	35,100	1,046,682
Kennametal Inc	31,200	1,156,896
McGrath RentCorp	4,933	128,702
Standex International Corp	4,367	194,113
TAL International Group Inc	17,400	591,252
Textainer Group Holdings Ltd (Bermuda)	13,749	420,032
The Brink’s Co	36,500	937,685
Titan International Inc	40,300	711,698
Triumph Group Inc	24,600	1,538,238
Twin Disc Inc	962	17,220
UniFirst Corp	7,000	467,530
Valmont Industries Inc	11,900	1,564,850
Werner Enterprises Inc	32,760	700,081

		18,556,509

Information Technology - 3.6%
AVX Corp	22,600	216,734
Brooks Automation Inc	30,500	244,915
Diebold Inc	30,694	1,034,695
Fair Isaac Corp	16,092	712,232
j2 Global Inc	20,430	670,513
Jabil Circuit Inc	51,200	958,464

		3,837,553

Materials - 14.5%
A. Schulman Inc	19,800	471,636
AMCOL International Corp	11,382	385,622
Buckeye Technologies Inc	18,100	580,286
Cabot Corp	28,600	1,045,902
HudBay Minerals Inc (Canada)	84,162	828,693
IAMGOLD Corp (Canada)	42,800	676,668

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Innophos Holdings Inc	16,700	$809,783
Methanex Corp (Canada)	34,300	978,922
Neenah Paper Inc	13,200	378,048
NewMarket Corp	4,900	1,207,752
Olin Corp	6,400	139,072
Quaker Chemical Corp	9,594	447,752
Rentech Nitrogen Partners LP	9,440	365,894
Rock-Tenn Co ‘A’	15,500	1,118,790
Royal Gold Inc	17,030	1,700,616
Sensient Technologies Corp	28,500	1,047,660
Sonoco Products Co	36,770	1,139,502
Steel Dynamics Inc	68,700	771,501
Stepan Co	4,058	390,055
The Scotts Miracle-Gro Co ‘A’	25,600	1,112,832

		15,596,986

Utilities - 6.3%
AGL Resources Inc	18,500	756,835
Atmos Energy Corp	28,400	1,016,436
Avista Corp	20,100	517,374
El Paso Electric Co	11,840	405,520
Great Plains Energy Inc	29,000	645,540
Portland General Electric Co	30,900	835,536
Suburban Propane Partners LP	13,300	550,088
UGI Corp	39,800	1,263,650
Westar Energy Inc	28,400	842,344

		6,833,323

Total Common Stocks (Cost $86,415,534)		102,238,075

SHORT-TERM INVESTMENT - 5.6%
Money Market Fund - 5.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,005,510	6,005,510

Total Short-Term Investment (Cost $6,005,510)		6,005,510

TOTAL INVESTMENTS - 100.3% (Cost $92,421,044)		108,243,585

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(296,014)

NET ASSETS - 100.0%		$107,947,571

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Financials	17.7%
Industrials	17.2%
Materials	14.5%
Energy	12.6%
Consumer Discretionary	10.7%
Utilities	6.3%
Health Care	6.2%
Consumer Staples	5.9%
Short-Term Investment	5.6%
Information Technology	3.6%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$102,238,075	$102,238,075	$—	$—
	Short-Term Investment	6,005,510	6,005,510	—	—

	Total	$108,243,585	$108,243,585	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL REAL ESTATE FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Consumer Discretionary - 3.4%
Starwood Hotels & Resorts Worldwide Inc	31,404	$1,820,176

Financials - 92.0%
Acadia Realty Trust REIT	10,483	260,188
Apartment Investment & Management Co ‘A’ REIT	46,216	1,201,154
Ashford Hospitality Trust Inc REIT	24,660	207,144
AvalonBay Communities Inc REIT	11,759	1,599,106
Boston Properties Inc REIT	21,659	2,395,702
BRE Properties Inc REIT	13,940	653,647
Brookfield Office Properties Inc (Canada)	75,264	1,246,372
Camden Property Trust REIT	10,334	666,440
CommonWealth REIT	1,217	17,719
Cousins Properties Inc REIT	64,298	510,526
DCT Industrial Trust Inc REIT	101,850	658,970
Digital Realty Trust Inc REIT	7,910	552,513
Douglas Emmett Inc REIT	180	4,153
Duke Realty Corp REIT	28,010	411,747
Equity Lifestyle Properties Inc REIT	14,149	963,830
Equity One Inc REIT	281	5,918
Equity Residential REIT	83,435	4,800,015
Federal Realty Investment Trust REIT	7,218	760,055
Forest City Enterprises Inc ‘A’ *	94,293	1,494,544
General Growth Properties Inc REIT	90,963	1,771,959
HCP Inc REIT	70,402	3,131,481
Healthcare Realty Trust Inc REIT	47,769	1,101,075
Host Hotels & Resorts Inc REIT	167,592	2,689,852
Hudson Pacific Properties Inc REIT	19,090	353,165
Lexington Realty Trust REIT	2,730	26,372
Liberty Property Trust REIT	4,214	152,715
Mack-Cali Realty Corp REIT	38,095	1,013,327
Omega Healthcare Investors Inc REIT	4,600	104,558
Parkway Properties Inc REIT	1,310	17,515
Plum Creek Timber Co Inc REIT	2,389	104,734
ProLogis Inc REIT	24,542	859,706
PS Business Parks Inc REIT	3,741	249,974
Public Storage REIT	14,317	1,992,497
Regency Centers Corp REIT	52,026	2,535,227
Retail Opportunity Investments Corp REIT	16,943	218,056
Senior Housing Properties Trust REIT	50,273	1,094,946
Simon Property Group Inc REIT	48,187	7,315,268
Sovran Self Storage Inc REIT	1,042	60,280
STAG Industrial Inc REIT	1,194	19,414
Starwood Property Trust Inc REIT	15,820	368,131
The Macerich Co REIT	14,220	813,811
UDR Inc REIT	26,610	660,460
Ventas Inc REIT	8,230	512,318
Vornado Realty Trust REIT	41,031	3,325,563
Winthrop Realty Trust REIT	15,101	162,789

		49,064,936

	Shares	Value
Health Care - 0.4%
Assisted Living Concepts Inc ‘A’	25,820	$197,007

Total Common Stocks (Cost $32,064,741)		51,082,119

SHORT-TERM INVESTMENT - 4.0%
Money Market Fund - 4.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,111,363	2,111,363

Total Short-Term Investment (Cost $2,111,363)		2,111,363

TOTAL INVESTMENTS - 99.8% (Cost $34,176,104)		53,193,482

OTHER ASSETS & LIABILITIES, NET - 0.2%		102,816

NET ASSETS - 100.0%		$53,296,298

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	25.7%
Specialized	20.6%
Residential	19.8%
Diversified	9.0%
Office	8.2%
Real Estate Operating Companies	5.1%
Hotels, Resorts & Cruise Lines	3.4%
Industrial	2.9%
Mortgage	0.7%
Health Care Facilities	0.4%

95.8%
Short-Term Investment	4.0%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$51,082,119	$51,082,119	$—	$—
	Short-Term Investment	2,111,363	2,111,363	—	—

	Total	$53,193,482	$53,193,482	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 6.4%
Brazil - 5.4%
Banco Bradesco SA ADR	31,400	$504,598
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	26,130	1,178,724
Cia de Bebidas das Americas ADR	25,300	968,231
Lojas Americanas SA	183,846	1,429,236
Petroleo Brasileiro SA ADR	38,500	849,695
Vale SA ADR	47,080	817,309

		5,747,793

Colombia - 1.0%
Banco Davivienda SA	46,427	558,225
BanColombia SA ADR	8,520	508,729

		1,066,954

Total Preferred Stocks (Cost $5,363,354)		6,814,747

COMMON STOCKS - 90.9%
Bermuda - 0.9%
Credicorp Ltd	3,230	404,654
Dairy Farm International Holdings Ltd	30,150	334,902
Jardine Strategic Holdings Ltd	6,009	203,802

		943,358

Brazil - 5.5%
Amil Participacoes SA	11,100	132,778
B2W Cia Global do Varejo *	46,381	243,659
BM&FBOVESPA SA	313,316	1,887,083
Embraer SA ADR	31,920	849,710
Estacio Participacoes SA	43,300	724,069
Kroton Educacional SA - Share Deposit Certificates *	45,351	778,724
Natura Cosmeticos SA	45,900	1,243,019

		5,859,042

Cayman - 11.1%
Baidu Inc ADR *	28,190	3,293,156
Ctrip.com International Ltd ADR *	54,070	912,702
Eurasia Drilling Co Ltd GDR (LI) ~	17,010	561,330
Home Inns & Hotels Management Inc ADR *	17,820	441,936
NetEase Inc ADR *	17,980	1,009,397
New Oriental Education & Technology Group ADR	41,720	695,472
Soho China Ltd	327,000	202,082
Tencent Holdings Ltd	46,800	1,585,682
Tingyi Holding Corp	540,000	1,619,238
Want Want China Holdings Ltd	951,000	1,212,754
Youku Tudou Inc ADR *	16,860	310,055

		11,843,804

Chile - 0.2%
Banco Santander Chile SA	3,572,953	252,031

China - 1.2%
China Oilfield Services Ltd ‘H’	60,000	108,776
China Shenhua Energy Co Ltd ‘H’	165,000	636,984
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	35,000	45,129
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’ *	500	153
Sinopharm Group Co Ltd ‘H’	129,000	413,155
Wumart Stores Inc ‘H’	80,000	119,424

		1,323,621

Colombia - 1.5%
Almacenes Exito SA	49,454	821,588
Almacenes Exito SA GDR ~	45,700	763,825

		1,585,413

	Shares	Value
Denmark - 2.5%
Carlsberg AS ‘B’	24,415	$2,164,904
FLSmidth & Co AS	7,958	456,808

		2,621,712

Egypt - 0.6%
Commercial International Bank SAE	118,908	674,917

France - 0.6%
CFAO SA	11,030	528,806
Technip SA	1,430	159,559

		688,365

Hong Kong - 4.5%
AIA Group Ltd	295,400	1,096,627
CNOOC Ltd	483,000	981,275
Hang Lung Group Ltd	77,000	486,372
Hang Lung Properties Ltd	242,000	826,335
Hong Kong Exchanges & Clearing Ltd	89,035	1,340,081
Sun Art Retail Group Ltd	5,000	6,214

		4,736,904

India - 13.9%
Ambuja Cements Ltd	49,109	187,752
Asian Paints Ltd	7,729	575,263
Cipla Ltd	52,060	374,891
Colgate-Palmolive India Ltd	29,499	674,677
HDFC Bank Ltd ADR	42,510	1,597,526
Hindustan Unilever Ltd	110,503	1,142,271
Housing Development Finance Corp Ltd	148,982	2,184,187
ICICI Bank Ltd ADR	30,340	1,217,848
Infosys Ltd	70,102	3,352,785
Marico Ltd	125,195	474,438
Sun Pharmaceutical Industries Ltd	22,972	302,626
Sun TV Network Ltd	50,159	331,906
Tata Consultancy Services Ltd	44,211	1,084,574
Ultratech Cement Ltd	1,693	63,085
Zee Entertainment Enterprises Ltd	322,726	1,192,638

		14,756,467

Indonesia - 1.6%
P.T. Astra International Tbk	1,329,000	1,026,143
P.T. Unilever Indonesia Tbk	236,500	640,367

		1,666,510

Italy - 1.3%
Prada SPA	150,800	1,120,066
Saipem SPA	3,282	158,117
Salvatore Ferragamo Italia SPA	5,446	113,633

		1,391,816

Luxembourg - 1.2%
Tenaris SA ADR	30,440	1,241,039

Malaysia - 0.4%
Genting Bhd	141,000	401,342

Mexico - 8.6%
America Movil SAB de CV ‘L’ ADR	146,590	3,729,250
Fomento Economico Mexicano SAB de CV	175,412	1,615,288
Fomento Economico Mexicano SAB de CV ADR	17,470	1,606,891
Grupo Financiero Inbursa SAB de CV ‘O’	210,456	592,532
Grupo Televisa SAB ADR	25,900	608,909
Wal-Mart de Mexico SAB de CV ‘V’	349,529	984,359

		9,137,229

Netherlands - 1.3%
Yandex NV ‘A’ *	59,370	1,431,411

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Nigeria - 1.1%
Guaranty Trust Bank PLC	1,876,683	$228,616
Nigerian Breweries PLC	766,438	667,952
Zenith Bank PLC	2,483,550	257,518

		1,154,086

Philippines - 3.0%
Jollibee Foods Corp	222,960	539,693
SM Investments Corp	50,450	879,602
SM Prime Holdings Inc	5,204,070	1,766,603

		3,185,898

Russia - 4.9%
Magnit OJSC (RTS)	19,139	2,555,282
Magnit OJSC GDR (LI) ~	17,280	586,138
NovaTek OAO GDR (LI) ~	13,500	1,596,686
NovaTek OAO GDR (OTC) ~ r	3,700	437,610

		5,175,716

South Africa - 3.4%
Anglo American Platinum Ltd	11,896	612,560
Impala Platinum Holdings Ltd	56,719	927,599
MTN Group Ltd	82,184	1,568,209
Standard Bank Group Ltd	40,204	502,725

		3,611,093

South Korea - 4.4%
E-Mart Co Ltd	6,229	1,358,645
MegaStudy Co Ltd	1,770	117,637
NHN Corp	10,111	2,636,067
Shinsegae Co Ltd	2,843	531,931

		4,644,280

Taiwan - 2.9%
Epistar Corp	241,000	511,481
HTC Corp	53,210	514,404
Synnex Technology International Corp	286,118	646,527
Taiwan Semiconductor Manufacturing Co Ltd	475,995	1,450,419

		3,122,831

Thailand - 0.6%
Siam Commercial Bank PCL	125,000	692,414

Turkey - 4.6%
Akbank TAS	157,518	623,300
Anadolu Efes Biracilik Ve Malt Sanayii AS	56,258	836,248
BIM Birlesik Magazalar AS	16,025	669,142
Enka Insaat ve Sanayi AS	297,837	746,238
Haci Omer Sabanci Holding AS	307,448	1,349,619
Turkiye Garanti Bankasi AS	159,392	666,218

		4,890,765

United Arab Emirates - 0.7%
DP World Ltd	8,639	97,189
DP World Ltd (LI)	54,944	642,982

		740,171

United Kingdom - 8.2%
Anglo American PLC	48,605	1,436,315
BG Group PLC	60,950	1,235,974
Burberry Group PLC	10,270	166,864
Cairn Energy PLC * l	—	2
Genting Singapore PLC	596,000	662,973
Mail.ru Group Ltd GDR (LI) ~	4,300	146,011
Rio Tinto PLC	6,330	295,601
SABMiller PLC	34,930	1,540,069
Tullow Oil PLC	91,720	2,040,594
Unilever PLC	32,174	1,186,937

		8,711,340

	Shares	Value
United States - 0.2%
MercadoLibre Inc	1,980	$163,449

Total Common Stocks (Cost $78,024,353)		96,647,024

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%
Vietnam - 0.1%
UBS AG (for Vietnam Dairy Products) Exp. 01/31/13 * r	18,000	100,838

Total Equity-Linked Structured Securities (Cost $74,067)		100,838

SHORT-TERM INVESTMENT - 2.5%
Money Market Fund - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,716,728	2,716,728

Total Short-Term Investment (Cost $2,716,728)		2,716,728

TOTAL INVESTMENTS - 99.9% (Cost $86,178,502)		106,279,337

OTHER ASSETS & LIABILITIES, NET - 0.1%		73,029

NET ASSETS - 100.0%		$106,352,366

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	25.5%
Financials	19.2%
Information Technology	17.1%
Consumer Discretionary	11.8%
Energy	9.4%
Telecommunication Services	5.0%
Materials	4.6%
Industrials	3.6%
Short-Term Investment	2.5%
Health Care	1.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(b)	As of September 30, 2012, the fund was diversified by country of incorporation as a percentage of net assets as follows:

India	13.9%
Cayman	11.1%
Brazil	10.9%
Mexico	8.6%
United Kingdom	8.2%
Russia	4.9%
Turkey	4.6%
Hong Kong	4.5%
South Korea	4.4%
South Africa	3.4%
Philippines	3.0%
Taiwan	2.9%
United States (includes Short-Term Investment)	2.7%
Colombia	2.5%
Denmark	2.5%
Indonesia	1.6%
Netherlands	1.3%
Italy	1.3%
China	1.2%
Luxembourg	1.2%
Nigeria	1.1%
Others (each less than 1.0%)	4.1%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(c)	As of September 30, 2012, 0.5% of the fund’s net assets were reported illiquid by the portfolio manager under the Trust’s policy.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$6,814,747	$6,814,747	$—	$—
	Common Stocks
	Bermuda	943,358	404,654	538,704	—
	Brazil	5,859,042	5,859,042	—	—
	Cayman	11,843,804	6,662,718	5,181,086	—
	Chile	252,031	252,031	—	—
	China	1,323,621	—	1,323,621	—
	Colombia	1,585,413	821,588	763,825	—
	Denmark	2,621,712	—	2,621,712	—
	Egypt	674,917	—	674,917	—
	France	688,365	—	688,365	—
	Hong Kong	4,736,904	—	4,736,904	—
	India	14,756,467	2,815,374	11,941,093	—
	Indonesia	1,666,510	—	1,666,510	—
	Italy	1,391,816	—	1,391,816	—
	Luxembourg	1,241,039	1,241,039	—	—
	Malaysia	401,342	—	401,342	—
	Mexico	9,137,229	9,137,229	—	—
	Netherlands	1,431,411	1,431,411	—	—
	Nigeria	1,154,086	1,154,086	—	—
	Philippines	3,185,898	—	3,185,898	—
	Russia	5,175,716	—	5,175,716	—
	South Africa	3,611,093	—	3,611,093	—
	South Korea	4,644,280	—	4,644,280	—
	Taiwan	3,122,831	—	3,122,831	—
	Thailand	692,414	—	692,414	—
	Turkey	4,890,765	—	4,890,765	—
	United Arab Emirates	740,171	740,171	—	—
	United Kingdom	8,711,340	—	8,711,340	—
	United States	163,449	163,449	—	—

		96,647,024	30,682,792	65,964,232	—
	Equity-Linked Structured Securities	100,838	—	100,838	—
	Short-Term Investment	2,716,728	2,716,728	—	—

	Total	$106,279,337	$40,214,267	$66,065,070	$—

During the six-month period ended September 30, 2012, an investment with a value of $146,011 was transferred from level 1 to level 2 due to valuation adjustments made to exchange-traded prices, and an investment with a value of $778,724 was transferred from level 2 to level 1 due to the removal of valuation adjustments made to exchange-traded prices.

(1)	For equity investments categorized in a simple level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%
Brazil - 0.8%
Itau Unibanco Holding SA ADR	112,100	$1,712,888

Total Preferred Stocks (Cost $1,828,890)		1,712,888

COMMON STOCKS - 97.9%
Australia - 2.0%
QBE Insurance Group Ltd	237,872	3,184,329
Westpac Banking Corp	46,600	1,196,907

		4,381,236

Bermuda - 1.4%
Li & Fung Ltd	1,922,400	2,975,046

Brazil - 1.2%
BM&FBOVESPA SA	277,637	1,672,190
Tim Participacoes SA ADR	46,000	884,120

		2,556,310

Canada - 2.4%
Canadian National Railway Co	60,549	5,342,238

Czech Republic - 0.8%
Komercni Banka AS	8,274	1,651,498

France - 11.7%
Air Liquide SA	38,385	4,767,849
Danone SA	71,837	4,429,802
Dassault Systemes SA	12,235	1,288,894
Legrand SA	66,004	2,494,760
LVMH Moet Hennessy Louis Vuitton SA	27,321	4,120,091
Pernod-Ricard SA	40,386	4,538,412
Schneider Electric SA	66,865	3,971,476

		25,611,284

Germany - 11.7%
Bayer AG	81,137	6,981,184
Beiersdorf AG	62,014	4,555,106
Deutsche Boerse AG	13,458	745,309
Linde AG	36,956	6,371,502
Merck KGaA	25,226	3,113,462
SAP AG	56,325	3,994,083

		25,760,646

Hong Kong - 2.5%
AIA Group Ltd	658,600	2,444,952
China Unicom Ltd	1,274,000	2,077,261
CNOOC Ltd	416,000	845,156

		5,367,369

India - 2.0%
ICICI Bank Ltd ADR	100,196	4,021,867
Infosys Ltd ADR	8,542	414,629

		4,436,496

Israel - 0.9%
Check Point Software Technologies Ltd *	38,800	1,868,608

Japan - 14.4%
Canon Inc	89,550	2,865,850
Denso Corp	127,500	4,001,189
FANUC Corp	18,900	3,043,969
Honda Motor Co Ltd	140,300	4,305,064

	Shares	Value
HOYA Corp	117,200	$2,574,139
INPEX Corp	650	3,850,395
Lawson Inc	50,700	3,895,842
NTT DOCOMO Inc	952	1,543,909
Shin-Etsu Chemical Co Ltd	97,200	5,464,060

		31,544,417

Mexico - 0.4%
Grupo Financiero Santander Mexico SAB de CV ‘B’ ADR *	65,060	891,322

Netherlands - 7.6%
Akzo Nobel NV	63,517	3,597,874
Heineken NV	97,528	5,824,586
ING Groep NV CVA *	438,768	3,487,964
Randstad Holding NV	111,789	3,725,687

		16,636,111

Singapore - 1.1%
DBS Group Holdings Ltd	131,000	1,530,073
Singapore Telecommunications Ltd	364,380	948,583

		2,478,656

South Africa - 0.3%
MTN Group Ltd	37,592	717,318

South Korea - 0.9%
Samsung Electronics Co Ltd	1,628	1,960,001

Spain - 2.8%
Amadeus IT Holding SA ‘A’	133,537	3,117,709
Banco Santander SA *	278,208	2,084,234
Red Electrica Corp SA	20,554	976,211

		6,178,154

Sweden - 1.0%
Hennes & Mauritz AB ‘B’	65,801	2,291,506

Switzerland - 9.8%
Givaudan SA	482	458,015
Julius Baer Group Ltd	90,470	3,154,826
Kuehne + Nagel International AG	5,780	654,028
Nestle SA	119,612	7,545,261
Roche Holding AG	19,148	3,576,951
Sonova Holding AG	16,137	1,632,800
Swiss Re AG	28,060	1,805,599
UBS AG (XVTX)	222,585	2,716,548

		21,544,028

Taiwan - 2.4%
Hon Hai Precision Industry Co Ltd	667,080	2,065,981
Taiwan Semiconductor Manufacturing Co Ltd ADR	201,006	3,179,915

		5,245,896

United Kingdom - 20.6%
Barclays PLC	424,362	1,483,362
BG Group PLC	103,470	2,098,215
Compass Group PLC	418,152	4,759,876
Delphi Automotive PLC *	54,340	1,684,540
Diageo PLC	155,071	4,404,413
Hays PLC	711,705	907,335
HSBC Holdings PLC (LI)	782,531	7,316,466
Reckitt Benckiser Group PLC	65,023	3,746,379
Rio Tinto PLC	75,982	3,548,245
Royal Dutch Shell PLC ‘A’ (LI)	118,177	4,092,855
Smiths Group PLC	135,786	2,279,241

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Standard Chartered PLC	213,464	$4,843,975
WPP PLC	299,762	4,101,066

		45,265,968

Total Common Stocks (Cost $181,265,655)		214,704,108

SHORT-TERM INVESTMENT - 0.8%
Money Market Fund - 0.8%
Blackrock Liquidity Funds Treasury Trust Fund Portfolio	1,903,960	1,903,960

Total Short-Term Investment (Cost $1,903,960)		1,903,960

TOTAL INVESTMENTS - 99.5% (Cost $184,998,505)		218,320,956

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,008,948

NET ASSETS - 100.0%		$219,329,904

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Financials	21.0%
Consumer Staples	17.8%
Consumer Discretionary	12.9%
Materials	11.0%
Information Technology	10.6%
Industrials	10.2%
Health Care	7.0%
Energy	5.0%
Telecommunication Services	2.8%
Short-Term Investment	0.8%
Utilities	0.4%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of September 30, 2012, the fund was diversified by country of incorporation region as a percentage of net assets as follows:

United Kingdom	20.6%
Japan	14.4%
Germany	11.7%
France	11.7%
Switzerland	9.8%
Netherlands	7.6%
Spain	2.8%
Hong Kong	2.5%
Canada	2.4%
Taiwan	2.4%
India	2.0%
Australia	2.0%
Brazil	2.0%
Bermuda	1.4%
Singapore	1.1%
Sweden	1.0%
Others (each less than 1.0%)	4.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,712,888	$1,712,888	$—	$—
	Common Stocks
	Australia	4,381,236	—	4,381,236	—
	Bermuda	2,975,046	—	2,975,046	—
	Brazil	2,556,310	2,556,310	—	—
	Canada	5,342,238	5,342,238	—	—
	Czech Republic	1,651,498	—	1,651,498	—
	France	25,611,284	—	25,611,284	—
	Germany	25,760,646	—	25,760,646	—
	Hong Kong	5,367,369	—	5,367,369	—
	India	4,436,496	4,436,496	—	—
	Israel	1,868,608	1,868,608	—	—
	Japan	31,544,417	—	31,544,417	—
	Mexico	891,322	891,322	—	—
	Netherlands	16,636,111	—	16,636,111	—
	Singapore	2,478,656	—	2,478,656	—
	South Africa	717,318	—	717,318	—
	South Korea	1,960,001	—	1,960,001	—
	Spain	6,178,154	—	6,178,154	—
	Sweden	2,291,506	—	2,291,506	—
	Switzerland	21,544,028	—	21,544,028	—
	Taiwan	5,245,896	3,179,915	2,065,981	—
	United Kingdom	45,265,968	1,684,540	43,581,428	—

		214,704,108	19,959,429	194,744,679	—
	Short-Term Investment	1,903,960	1,903,960	—	—

	Total	$218,320,956	$23,576,277	$194,744,679	$—

(1)	For equity investments categorized in a simple level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.5%
Germany - 1.5%
Volkswagen AG	12,178	$2,224,447

Total Preferred Stocks (Cost $2,028,123)		2,224,447

COMMON STOCKS - 95.3%
Australia - 2.2%
Australia & New Zealand Banking Group Ltd	129,441	3,310,975

Belgium - 1.2%
Solvay SA	15,042	1,746,645

Canada - 0.7%
First Quantum Minerals Ltd	52,701	1,123,066

China - 1.7%
China Construction Bank Corp ‘H’	2,193,000	1,515,415
China Shenhua Energy Co Ltd ‘H’	282,500	1,090,594

		2,606,009

Finland - 0.9%
UPM-Kymmene OYJ	120,210	1,363,750

France - 10.9%
AXA SA	74,610	1,114,891
BNP Paribas SA	58,192	2,781,312
Cie de St-Gobain	37,201	1,311,332
GDF Suez	45,786	1,026,079
Renault SA	28,023	1,320,801
Sanofi	58,217	4,973,433
Schneider Electric SA	22,062	1,310,382
Sodexo	26,961	2,032,241
Suez Environnement Co	63,078	715,947

		16,586,418

Germany - 8.7%
Allianz SE	27,847	3,315,771
BASF SE	24,214	2,046,022
Bayer AG	45,449	3,910,520
Deutsche Boerse AG	29,953	1,658,808
E.ON AG	96,466	2,292,518

		13,223,639

Hong Kong - 3.9%
China Overseas Land & Investment Ltd	306,000	775,327
CNOOC Ltd	866,000	1,759,387
Hutchison Whampoa Ltd	253,000	2,443,486
Sino Land Co Ltd	468,000	870,238

		5,848,438

Israel - 1.0%
Teva Pharmaceutical Industries Ltd ADR	37,293	1,544,303

Italy - 3.4%
ENI SPA	192,968	4,233,921
Intesa Sanpaolo SPA	650,044	994,149

		5,228,070

Japan - 20.1%
Asahi Group Holdings Ltd	43,800	1,079,407
Bridgestone Corp	42,500	984,911

	Shares	Value
Canon Inc	49,300	$1,577,737
East Japan Railway Co	11,700	774,852
Fujitsu Ltd	248,000	930,342
Hitachi Ltd	474,000	2,633,824
Honda Motor Co Ltd	96,600	2,964,142
Japan Airlines Co Ltd *	27,700	1,295,554
Japan Tobacco Inc	66,400	1,990,046
JX Holdings Inc	172,660	943,937
Kirin Holdings Co Ltd	109,000	1,457,490
Marubeni Corp	144,000	918,209
Mitsubishi Electric Corp	95,000	699,598
Mitsui & Co Ltd	78,600	1,105,026
Nippon Telegraph & Telephone Corp	41,600	1,973,988
Nissan Motor Co Ltd	97,900	833,516
ORIX Corp	13,770	1,380,762
Sumitomo Corp	160,900	2,169,599
Sumitomo Mitsui Financial Group Inc	121,300	3,773,506
Yamato Holdings Co Ltd	67,900	1,074,961

		30,561,407

Luxembourg - 0.7%
ArcelorMittal	68,420	986,428

Netherlands - 2.5%
European Aeronautic Defence & Space Co NV	35,120	1,116,517
ING Groep NV CVA *	174,229	1,385,025
Unilever NV CVA	38,353	1,358,629

		3,860,171

Norway - 1.2%
Telenor ASA	94,164	1,837,953

South Africa - 0.3%
African Bank Investments Ltd	114,100	453,422

South Korea - 1.7%
Samsung Electronics Co Ltd	2,163	2,604,105

Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA	136,514	1,079,359
Iberdrola SA	281,969	1,282,796
Repsol YPF SA	57,048	1,110,364

		3,472,519

Sweden - 3.4%
Nordea Bank AB	233,137	2,314,513
Swedbank AB ‘A’	48,950	920,775
Telefonaktiebolaget LM Ericsson ‘B’	212,279	1,936,180

		5,171,468

Switzerland - 3.5%
Credit Suisse Group AG	80,602	1,714,197
Roche Holding AG	8,003	1,495,004
Swiss Re AG	27,849	1,792,022
Zurich Insurance Group AG	1,270	316,251

		5,317,474

United Kingdom - 25.0%
Barclays PLC	785,305	2,745,043
British American Tobacco PLC	23,141	1,196,116
Centrica PLC	467,919	2,499,818
Experian PLC	68,241	1,144,662
GlaxoSmithKline PLC	88,346	2,050,089
HSBC Holdings PLC	594,020	5,553,936
InterContinental Hotels Group PLC	78,008	2,048,055
Kingfisher PLC	433,505	1,852,408
Pearson PLC	80,051	1,573,002
Prudential PLC	174,001	2,281,836

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

	Shares	Value
Rio Tinto PLC	46,631	$2,177,598
Royal Dutch Shell PLC ‘A’	162,220	5,618,207
SABMiller PLC	36,060	1,589,891
Vodafone Group PLC	1,957,170	5,570,245

		37,900,906

Total Common Stocks (Cost $136,713,004)		144,747,166

SHORT-TERM INVESTMENT - 1.6%
Money Market Fund - 1.6%
Blackrock Liquidity Funds Treasury Trust Fund Portfolio	2,435,716	2,435,716

Total Short-Term Investment (Cost $2,435,716)		2,435,716

TOTAL INVESTMENTS - 98.4% (Cost $141,176,843)		149,407,329

OTHER ASSETS & LIABILITIES, NET - 1.6%		2,452,430

NET ASSETS - 100.0%		$151,859,759

Notes to Schedule of Investments

(a)	As of September 30, 2012, the fund was diversified as a percentage of net assets as follows:

Financials	27.7%
Consumer Discretionary	10.4%
Industrials	10.1%
Energy	9.7%
Health Care	9.2%
Information Technology	6.4%
Materials	6.2%
Telecommunication Services	6.2%
Consumer Staples	5.7%
Utilities	5.2%
Short-Term Investment	1.6%

98.4%
Other Assets & Liabilities, Net	1.6%

100.0%

(b)	As of September 30, 2012, the fund was diversified by country of incorporation as a percentage of net assets as follows:

United Kingdom	25.0%
Japan	20.1%
France	10.9%
Germany	10.2%
Hong Kong	3.9%
Switzerland	3.5%
Italy	3.4%
Sweden	3.4%
Netherlands	2.5%
Spain	2.3%
Australia	2.2%
China	1.7%
South Korea	1.7%
United States (includes Short-Term Investment)	1.6%
Norway	1.2%
Belgium	1.2%
Israel	1.0%
Others (each less than 1.0%)	2.6%

98.4%
Other Assets & Liabilities, Net	1.6%

100.0%

(c)	As of September 30, 2012, $151,000 in cash was segregated with the broker(s)/custodian for open futures contracts.

(d)	Open futures contracts outstanding as of September 30, 2012 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 (12/12)	30	EUR 761,700	($32,434)
FTSE 100 Index (12/12)	9	GBP 524,925	(17,386)
TOPIX Index (12/12)	6	JPY 43,500,000	7,627

Total Future Contracts			($42,193)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	528,836	EUR	447,601	11/12	WBC	($28,800)
AUD	8,956,951	USD	9,258,097	11/12	SSB	(87,048)
CHF	539,202	GBP	354,321	11/12	WBC	1,647
CHF	1,801,227	USD	1,916,593	11/12	RBS	65,895
CHF	254,577	USD	270,883	11/12	TDB	4,502
CHF	7,756,736	USD	8,253,545	11/12	WBC	306,387
EUR	1,301,107	USD	1,672,645	11/12	RBC	(13,742)
GBP	384,119	EUR	488,030	11/12	UBS	(7,188)
GBP	152,961	USD	246,972	11/12	BRC	10,037
GBP	307,380	USD	496,299	11/12	UBS	16,909
HKD	12,704,374	USD	1,638,434	11/12	SSB	(601)
JPY	34,885,636	EUR	354,266	11/12	UBS	(8,264)
JPY	47,500,000	USD	608,857	11/12	MSC	4,129
JPY	37,369,516	USD	479,004	11/12	TDB	330
NOK	449,100	USD	78,278	11/12	SSB	4,367
NZD	407,430	USD	336,817	11/12	HSB	9,115
NZD	372,500	USD	307,941	11/12	UBS	10,511
SGD	3,408,646	USD	2,777,436	11/12	SSB	38,049
USD	883,201	CAD	869,009	11/12	CSF	(17,317)
USD	990,327	CHF	930,716	11/12	CIT	12,693
USD	1,144,078	CHF	1,075,212	11/12	CSF	5,980
USD	354,167	CHF	332,848	11/12	MSC	87
USD	461,376	CHF	433,604	11/12	SSB	6,621
USD	504,076	EUR	392,108	11/12	BRC	(11,584)
USD	7,512,851	EUR	5,844,048	11/12	CSF	(339,790)
USD	434,267	EUR	337,805	11/12	SSB	(17,764)
USD	430,854	EUR	335,150	11/12	WBC	(2,322)
USD	346,496	GBP	214,601	11/12	BRC	(5,523)
USD	6,728,612	GBP	4,167,331	11/12	CSF	(192,162)
USD	451,381	HKD	3,500,000	11/12	MSC	(45)
USD	696,076	HKD	5,397,354	11/12	TDB	(97)
USD	5,580,924	JPY	435,396,088	11/12	WBC	(9,167)
USD	199,748	NOK	1,146,000	11/12	WBC	(1,693)
USD	446,930	NZD	540,628	11/12	WBC	(11,746)
USD	442,879	SEK	2,912,545	11/12	WBC	(17,761)

Total Forward Foreign Currency Contracts						($275,355)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2012:

		Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks (1)	$2,224,447	$—	$2,224,447	$—
	Common Stocks
	Australia	3,310,975	—	3,310,975	—
	Belgium	1,746,645	—	1,746,645	—
	Canada	1,123,066	1,123,066	—	—
	China	2,606,009	—	2,606,009	—
	Finland	1,363,750	—	1,363,750	—
	France	16,586,418	—	16,586,418	—
	Germany	13,223,639	—	13,223,639	—
	Hong Kong	5,848,438	—	5,848,438	—
	Israel	1,544,303	1,544,303	—	—
	Italy	5,228,070	—	5,228,070	—
	Japan	30,561,407	1,295,554	29,265,853	—
	Luxembourg	986,428	—	986,428	—
	Netherlands	3,860,171	—	3,860,171	—
	Norway	1,837,953	—	1,837,953	—
	South Africa	453,422	—	453,422	—
	South Korea	2,604,105	—	2,604,105	—
	Spain	3,472,519	—	3,472,519	—
	Sweden	5,171,468	—	5,171,468	—
	Switzerland	5,317,474	316,251	5,001,223	—
	United Kingdom	37,900,906	—	37,900,906	—

		144,747,166	4,279,174	140,467,992	—
	Short-Term Investment	2,435,716	2,435,716	—	—
	Derivatives:
	Equity Contracts
	Futures	7,627	7,627	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	497,259	—	497,259	—

	Total Assets Derivatives	504,886	7,627	497,259	—

	Total Assets	149,912,215	6,722,517	143,189,698	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(49,820)	(49,820)	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(772,614)	—	(772,614)	—

	Total Liabilities	(822,434)	(49,820)	(772,614)	—

	Total	$149,089,781	$6,672,697	$142,417,084	$—

(1) For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-69

PACIFIC LIFE FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2012 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2012. For senior loan notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of September 30, 2012.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, written option contracts, swap contracts and/or reverse repurchase agreements, if any, as of September 30, 2012.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Trust Procedures, and then subsequently approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
r	Illiquid Investments. Investments were reported as illiquid by the portfolio manager or advisor pursuant to the Trust’s policy and procedures (See Note 4 in Notes to Financial Statements).
l	Total shares owned by the fund as of September 30, 2012 were less than one share.

Counterparty Abbreviations:
BOA	Bank of America
BNY	Bank of New York Mellon
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ING	ING Bank
JPM	JPMorgan Chase
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NA	Not Applicable
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2012 (Unaudited)

	PL Floating Rate Loan Fund	PL Inflation Managed Fund	PL Managed Bond Fund	PL Short Duration Bond Fund	PL Emerging Markets Debt Fund	PL Comstock Fund
ASSETS
Investments, at cost	$99,082,201	$188,253,646	$744,294,045	$223,329,981	$82,211,170	$226,805,176

Investments, at value	$100,169,363	$197,129,325	$762,460,053	$225,835,375	$85,687,174	$265,591,484
Repurchase agreements, at value	—	—	100,000	—	—	—
Cash (1)	—	—	19,000	—	—	—
Foreign currency held, at value (2)	—	2,831	97,654	—	46,211	—
Receivables:
Dividends and interest	735,158	625,285	2,597,554	1,107,854	1,418,148	386,755
Fund shares sold	216,270	429,552	955,882	395,245	27,014	—
Securities sold	3,321,260	49,606	121,410,892	2,740,361	1,470,660	—
Swap agreements	—	500,000	—	—	—	—
Variation margin	—	—	497,823	—	—	—
Securities sold short	—	—	11,562,031	—	—	—
Due from adviser	11,194	22,343	38,186	13,287	28,836	12,739
Forward foreign currency contracts appreciation	—	95,220	320,897	—	209,312	89,288
Prepaid expenses and other assets	687	1,687	2,785	931	—	1,310
Swap contracts, at value	—	229,455	1,375,009	—	1,647	—
Total Assets	104,453,932	199,085,304	901,437,766	230,093,053	88,889,002	266,081,576
LIABILITIES
Payables:
Fund shares redeemed	—	—	6,604	—	—	21,512
Securities purchased	4,782,324	132,251	317,571,962	3,160,800	2,943,115	—
Swap agreements	—	503,815	—	—	—	—
Reverse repurchase agreements	—	13,974,750	—	—	—	—
Due to custodian in foreign currency (2)	—	—	—	—	—	516,807
Securities sold short, at value (proceeds $11,562,031)	—	—	11,718,125	—	—	—
Variation margin	—	50,558	—	—	—	—
Due to brokers (3)	—	6,440,529	2,391,257	—	—	—
Accrued advisory fees	52,270	56,965	183,235	73,473	54,411	159,980
Accrued administration fees	12,062	21,362	68,713	27,552	10,397	32,649
Accrued support service expenses	6,610	18,709	30,805	9,104	2,536	12,221
Accrued custodian fees and expenses	8,679	12,765	23,338	5,251	59,602	5,917
Accrued transfer agency out-of-pocket expenses	4,152	11,771	19,319	5,453	2,685	7,246
Accrued legal, audit and tax service fees	9,784	27,213	44,733	13,371	3,366	18,038
Accrued trustees’ fees and expenses and deferred compensation	195	1,630	7,389	538	50	2,336
Accrued offering expenses	—	—	—	—	11,571	—
Accrued other	10,420	22,728	38,047	13,781	8,548	10,524
Forward foreign currency contracts depreciation	—	271,805	797,995	—	110,014	—
Outstanding options written, at value (premiums received $421,722 and $378,360)	—	459,530	226,087	—	—	—
Swap contracts, at value	—	1,251	799,892	—	—	—
Total Liabilities	4,886,496	22,007,632	333,927,501	3,309,323	3,206,295	787,230
NET ASSETS	$99,567,436	$177,077,672	$567,510,265	$226,783,730	$85,682,707	$265,294,346
NET ASSETS CONSIST OF:
Paid-in capital	$94,786,146	$150,885,077	$531,796,050	$222,746,785	$80,945,022	$249,479,626
Undistributed net investment income	3,497,888	4,185,094	11,123,022	1,575,084	909,634	2,339,581
Undistributed/accumulated net realized gain (loss)	196,240	13,359,197	6,611,022	(43,533)	253,913	(25,402,852)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	1,087,162	8,648,304	17,980,171	2,505,394	3,574,138	38,877,991
NET ASSETS	$99,567,436	$177,077,672	$567,510,265	$226,783,730	$85,682,707	$265,294,346
Class P Shares:
Shares of beneficial interest outstanding	9,584,740	15,467,894	49,626,857	22,197,094	8,086,805	20,761,698
Net Asset Value Per Share	$10.39	$11.45	$11.44	$10.22	$10.60	$12.78

(1)	Includes cash collateral segregated for open Futures contracts and swap contracts in the PL Managed Bond Fund of $13,000 and $6,000, respectively.
(2)	The cost of foreign currency for the PL Inflation Managed, PL Managed Bond, PL Emerging Markets Debt and PL Comstock Funds was $2,728, $97,965, $46,511 and ($519,290), respectively.
(3)	The PL Inflation Managed and PL Managed Bond Funds received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the counterparties. The Funds invest such cash collateral in investments securities. (See Note 5 in Notes to Financial Statements). Also, includes funds borrowed of $6,150,531 and $101,257 for sale-buyback financing transactions in the PL Inflation Managed and PL Managed Bond Funds, respectively (see Note 4 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2012 (Unaudited)

	PL Growth LT Fund	PL Large-Cap Growth Fund	PL Large-Cap Value Fund	PL Main Street® Core Fund	PL Mid-Cap Equity Fund	PL Mid-Cap Growth Fund
ASSETS
Investments, at cost	$30,787,264	$102,496,721	$263,716,760	$170,597,242	$117,776,193	$54,474,635

Investments, at value	$41,084,886	$133,423,369	$329,589,173	$214,397,909	$129,928,611	$62,298,761
Foreign currency held, at value (1)	9,861	—	—	—	—	793
Receivables:
Dividends and interest	27,765	49,395	677,000	149,951	182,783	19,922
Fund shares sold	—	—	237,881	—	—	26,108
Securities sold	185,455	3,684,349	—	1,089,850	761,439	—
Foreign tax reclaim	3,172	—	—	—	—	9,582
Due from adviser	10,181	8,217	16,055	12,589	11,246	5,665
Forward foreign currency contracts appreciation	8,736	—	—	—	—	—
Prepaid expenses and other assets	640	739	1,667	1,184	1,055	426
Total Assets	41,330,696	137,166,069	330,521,776	215,651,483	130,885,134	62,361,257
LIABILITIES
Payables:
Fund shares redeemed	4,340	8,491	28,305	20,002	14,152	9,435
Securities purchased	406,630	1,564,766	—	1,082,816	2,210,304	252,273
Accrued advisory fees	18,609	80,598	175,574	79,442	69,513	35,614
Accrued administration fees	5,075	16,676	40,517	26,481	16,042	7,632
Accrued support service expenses	6,484	7,607	15,838	11,598	9,852	4,240
Accrued custodian fees and expenses	21,958	5,602	6,333	6,568	6,877	—
Accrued transfer agency out-of-pocket expenses	3,852	4,538	9,569	7,090	5,910	2,479
Accrued legal, audit and tax service fees	9,462	11,094	23,368	17,070	14,561	6,196
Accrued trustees’ fees and expenses and deferred compensation	2,442	5,989	4,055	460	308	2,523
Accrued other	7,970	6,463	13,117	9,759	8,580	3,407
Forward foreign currency contracts depreciation	38,888	—	—	—	—	—
Outstanding options written, at value (premiums received $4,871)	4,040	—	—	—	—	—
Total Liabilities	529,750	1,711,824	316,676	1,261,286	2,356,099	323,799
NET ASSETS	$40,800,946	$135,454,245	$330,205,100	$214,390,197	$128,529,035	$62,037,458
NET ASSETS CONSIST OF:
Paid-in capital	$39,772,873	$98,239,961	$274,030,874	$189,979,201	$124,163,641	$53,080,075
Undistributed/accumulated net investment income (loss)	752,467	(239,455)	3,707,232	1,727,284	660,428	160,007
Undistributed/accumulated net realized gain (loss)	(9,992,624)	6,527,091	(13,405,419)	(21,117,009)	(8,447,452)	973,610
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	10,268,230	30,926,648	65,872,413	43,800,721	12,152,418	7,823,766
NET ASSETS	$40,800,946	$135,454,245	$330,205,100	$214,390,197	$128,529,035	$62,037,458
Class P Shares:
Shares of beneficial interest outstanding	3,100,173	13,165,719	25,832,859	18,686,182	13,109,273	7,684,866
Net Asset Value Per Share	$13.16	$10.29	$12.78	$11.47	$9.80	$8.07

(1)	The cost of foreign currency for the PL Growth LT and PL Mid-Cap Growth Funds was $9,916, and $782, respectively.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2012 (Unaudited)

	PL Small-Cap Growth Fund	PL Small-Cap Value Fund	PL Real Estate Fund	PL Emerging Markets Fund	PL International Large-Cap Fund	PL International Value Fund
ASSETS
Investments, at cost	$36,224,010	$92,421,044	$34,176,104	$86,178,502	$184,998,505	$141,176,843

Investments, at value	$43,324,304	$108,243,585	$53,193,482	$106,279,337	$218,320,956	$149,407,329
Cash (1)	—	—	—	—	—	151,000
Foreign currency held, at value (2)	—	—	—	21,210	61,488	1,444,504
Receivables:
Dividends and interest	34,528	179,758	101,317	90,479	566,691	542,695
Fund shares sold	—	23,993	81,580	—	15,983	—
Securities sold	631,386	—	198,143	304,522	1,407,253	2,872,915
Foreign tax reclaim	—	—	—	3,746	236,934	76,588
Due from adviser	4,723	7,337	4,475	32,280	17,192	13,580
Forward foreign currency contracts appreciation	—	—	—	—	—	497,259
Prepaid expenses and other assets	263	734	322	550	1,272	681
Total Assets	43,995,204	108,455,407	53,579,319	106,732,124	220,627,769	155,006,551
LIABILITIES
Payables:
Fund shares redeemed	7,925	15,096	7,548	11,322	18,870	15,100
Securities purchased	73,221	386,163	210,530	130,332	1,021,318	2,161,313
Variation margin	—	—	—	—	—	33,338
Accrued advisory fees	21,945	66,591	40,047	68,818	154,113	82,145
Accrued administration fees	5,486	13,318	6,675	12,903	27,196	18,956
Accrued support service expenses	2,245	4,988	3,243	4,989	11,721	6,609
Accrued custodian fees and expenses	6,778	5,547	4,847	78,168	28,216	30,997
Accrued transfer agency out-of-pocket expenses	1,372	2,937	2,094	2,937	6,717	3,816
Accrued legal, audit and tax service fees	3,365	7,488	4,785	7,387	17,273	9,674
Accrued trustees’ fees and expenses and deferred compensation	1,550	85	93	214	1,799	2,801
Accrued foreign capital gains tax	—	—	—	57,010	—	—
Accrued other	3,432	5,623	3,159	5,678	10,642	9,429
Forward foreign currency contracts depreciation	—	—	—	—	—	772,614
Total Liabilities	127,319	507,836	283,021	379,758	1,297,865	3,146,792
NET ASSETS	$43,867,885	$107,947,571	$53,296,298	$106,352,366	$219,329,904	$151,859,759
NET ASSETS CONSIST OF:
Paid-in capital	$41,657,213	$95,190,055	$43,667,510	$89,114,279	$200,186,292	$200,216,103
Undistributed/accumulated net investment income (loss)	(23,079)	1,120,363	432,874	384,740	3,931,588	3,303,944
Accumulated net realized loss	(4,866,543)	(4,185,334)	(9,821,464)	(3,181,341)	(18,106,788)	(59,567,554)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	7,100,294	15,822,487	19,017,378	20,034,688	33,318,812	7,907,266
NET ASSETS	$43,867,885	$107,947,571	$53,296,298	$106,352,366	$219,329,904	$151,859,759
Class P Shares:
Shares of beneficial interest outstanding	3,722,375	10,138,644	4,138,918	7,796,844	14,628,043	18,072,886
Net Asset Value Per Share	$11.78	$10.65	$12.88	$13.64	$14.99	$8.40

(1)	Includes margin deposits of $151,000 held as collateral for futures contracts in the PL International Value Fund.
(2)	The cost of foreign currency for the PL Emerging Markets, PL International Large-Cap and PL International Value Funds was $30,754, $62,079 and $1,439,512, respectively.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS

FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2012 (Unaudited)

	PL Floating Rate Loan Fund	PL Inflation Managed Fund	PL Managed Bond Fund	PL Short Duration Bond Fund	PL Emerging Markets Debt Fund (1)	PL Comstock Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$431	$42	$171,874	$644	$174	$2,680,827
Interest, net of foreign taxes withheld	2,669,954	4,019,889	6,199,729	1,611,948	1,099,506	—
Other	51,665	—	—	—	—	—
Total Investment Income	2,722,050	4,019,931	6,371,603	1,612,592	1,099,680	2,680,827
EXPENSES
Advisory fees	396,094	480,012	1,053,301	378,924	159,557	860,881
Administration fees	79,219	180,005	394,988	142,096	30,489	172,176
Support services expenses	9,108	25,671	42,521	12,739	2,536	17,177
Custodian fees and expenses	12,126	15,156	26,995	7,946	59,602	9,929
Shareholder report expenses	1,940	5,474	9,004	2,679	658	3,609
Transfer agency out-of-pocket expenses	9,217	26,071	43,450	12,901	2,685	17,376
Registration fees	1,233	3,446	5,675	1,694	414	2,285
Legal, audit and tax service fees	10,298	29,025	47,909	14,268	3,407	19,205
Trustees’ fees and expenses	1,952	5,516	9,129	2,731	562	3,673
Offering expenses	—	—	—	—	12,877	—
Interest expense	—	24,665	469	—	—	—
Other	20,441	28,431	55,501	27,058	7,612	8,729
Total Expenses	541,628	823,472	1,688,942	603,036	280,399	1,115,040
Advisory Fee Waiver (2)	(52,812)	—	—	—	—	(17,218)
Adviser Reimbursement (3)	(66,315)	(138,790)	(240,184)	(82,016)	(90,353)	(81,982)
Net Expenses	422,501	684,682	1,448,758	521,020	190,046	1,015,840
NET INVESTMENT INCOME	2,299,549	3,335,249	4,922,845	1,091,572	909,634	1,664,987
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	215,917	11,500,230	9,044,938	90,080	181,885	2,252,207
Closed short positions	—	—	(69,420)	—	—	—
Futures contracts and swap transactions	—	347,984	1,230,900	30,230	6,973	—
Written option transactions	—	(2,455)	1,314,444	—	—	—
Foreign currency transactions	—	(5,802)	(1,069,584)	(2,831)	65,055	(520,786)
Net Realized Gain	215,917	11,839,957	10,451,278	117,479	253,913	1,731,421
Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	212,777	133,231	11,362,611	1,716,567	3,476,004	5,131,108
Short positions	—	—	(156,094)	—	—	—
Futures contracts and swaps	—	(189,222)	270,614	—	1,647	—
Written options	—	(53,609)	(775,032)	—	—	—
Foreign currencies	—	(16,300)	840,146	2,831	96,487	92,451
Change in Net Unrealized Appreciation (Depreciation)	212,777	(125,900)	11,542,245	1,719,398	3,574,138	5,223,559
NET GAIN	428,694	11,714,057	21,993,523	1,836,877	3,828,051	6,954,980
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,728,243	$15,049,306	$26,916,368	$2,928,449	$4,737,685	$8,619,967

Foreign taxes withheld on dividends and interest	$—	$6,151	$51,286	$—	$—	$40,042

(1)	Operations commenced on June 29, 2012
(2)	See Note 6 in Notes to Financial Statements.
(3)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2012 (Unaudited)

	PL Growth LT Fund	PL Large-Cap Growth Fund	PL Large-Cap Value Fund	PL Main Street® Core Fund	PL Mid-Cap Equity Fund	PL Mid-Cap Growth Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$403,453	$418,434	$3,684,143	$1,580,820	$1,050,992	$528,391
Interest, net of foreign taxes withheld	2,324	—	—	—	—	—
Total Investment Income	405,777	418,434	3,684,143	1,580,820	1,050,992	528,391
EXPENSES
Advisory fees	200,181	472,698	939,536	444,560	469,801	225,228
Administration fees	54,595	94,539	216,816	148,187	108,416	48,263
Support services expenses	9,088	10,645	22,115	16,280	13,796	5,976
Custodian fees and expenses	25,845	8,247	11,106	10,509	12,157	10,344
Shareholder report expenses	1,922	2,235	4,662	3,401	2,896	1,252
Transfer agency out-of-pocket expenses	9,214	10,794	22,380	16,326	13,954	6,054
Registration fees	1,202	1,409	2,956	2,159	1,843	788
Legal, audit and tax service fees	10,161	11,912	24,814	18,127	15,459	6,662
Trustees’ fees and expenses	1,958	2,280	4,737	3,453	2,948	1,281
Other	8,749	5,411	9,798	7,608	7,365	5,079
Total Expenses	322,915	620,170	1,258,920	670,610	648,635	310,927
Advisory Fee Waiver (1)	—	(15,757)	—	—	—	—
Adviser Reimbursement (2)	(68,140)	(52,932)	(102,568)	(77,863)	(70,418)	(37,436)
Net Expenses	254,775	551,481	1,156,352	592,747	578,217	273,491
NET INVESTMENT INCOME (LOSS)	151,002	(133,047)	2,527,791	988,073	472,775	254,900
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	10,775,380	5,927,057	4,314,372	6,830,792	(24,050)	193,745
Written option transactions	108,157	—	—	—	—	—
Foreign currency transactions	5,769	—	(123)	363	—	(10,950)
Net Realized Gain (Loss)	10,889,306	5,927,057	4,314,249	6,831,155	(24,050)	182,795
Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	(14,893,218)	(5,448,881)	6,544,489	(2,825,675)	(9,191,682)	(7,061,158)
Written options	831	—	—	—	—	—
Foreign currencies	23,173	—	—	112	—	979
Change in Net Unrealized Appreciation (Depreciation)	(14,869,214)	(5,448,881)	6,544,489	(2,825,563)	(9,191,682)	(7,060,179)
NET GAIN (LOSS)	(3,979,908)	478,176	10,858,738	4,005,592	(9,215,732)	(6,877,384)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,828,906)	$345,129	$13,386,529	$4,993,665	($8,742,957)	($6,622,484)

Foreign taxes withheld on dividends and interest	$17,057	$—	$61,622	$810	$—	$11,082

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2012 (Unaudited)

	PL Small-Cap Growth Fund	PL Small-Cap Value Fund	PL Real Estate Fund	PL Emerging Markets Fund	PL International Large-Cap Fund	PL International Value Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$131,226	$1,223,314	$516,660	$986,448	$3,640,331	$2,728,222
Interest, net of foreign taxes withheld	—	—	—	—	1,162	4,007
Total Investment Income	131,226	1,223,314	516,660	986,448	3,641,493	2,732,229
EXPENSES
Advisory fees	116,885	356,704	239,158	366,982	862,803	415,868
Administration fees	29,221	71,341	39,860	68,809	152,259	95,970
Support services expenses	3,132	7,052	4,420	7,033	16,658	9,357
Custodian fees and expenses	11,334	10,347	7,532	133,417	46,727	37,652
Shareholder report expenses	652	1,478	949	1,478	3,468	1,966
Transfer agency out-of-pocket expenses	3,160	7,108	4,477	7,108	16,846	9,476
Registration fees	424	945	602	935	2,194	1,231
Legal, audit and tax service fees	3,523	7,877	5,025	7,853	18,509	10,409
Trustees’ fees and expenses	668	1,507	949	1,501	3,548	2,001
Other	6,247	7,709	3,434	22,482	13,144	12,304
Total Expenses	175,246	472,068	306,406	617,598	1,136,156	596,234
Adviser Reimbursement (1)	(29,140)	(44,023)	(27,388)	(181,806)	(121,094)	(84,396)
Net Expenses	146,106	428,045	279,018	435,792	1,015,062	511,838
NET INVESTMENT INCOME (LOSS)	(14,880)	795,269	237,642	550,656	2,626,431	2,220,391
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	1,336,804	1,814,074	893,372	(384,486)	554,509	(3,534,897)
Futures contract transactions	—	—	—	—	—	(23,003)
Foreign currency transactions	—	(343)	—	(45,225)	(9,630)	(146,337)
Net Realized Gain (Loss)	1,336,804	1,813,731	893,372	(429,711)	544,879	(3,704,237)
Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (2)	(1,290,771)	(1,055,720)	29,665	1,865,275	(3,461,155)	995,918
Futures contracts	—	—	—	—	—	(46,832)
Foreign currencies	—	(16)	—	(5,634)	(5,873)	(101,920)
Change in Net Unrealized Appreciation (Depreciation)	(1,290,771)	(1,055,736)	29,665	1,859,641	(3,467,028)	847,166
NET GAIN (LOSS)	46,033	757,995	923,037	1,429,930	(2,922,149)	(2,857,071)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,153	$1,553,264	$1,160,679	$1,980,586	($295,718)	($636,680)

Foreign taxes withheld on dividends and interest	$—	$6,350	$3,142	$96,838	$483,424	$333,095

(1)	See Note 7B in Notes to Financial Statements.
(2)	Change in net unrealized appreciation (depreciation) on investment securities for the PL Emerging Markets Fund was net of decrease in deferred foreign capital gains tax of $2,479.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	PL Floating Rate Loan Fund		PL Inflation Managed Fund		PL Managed Bond Fund
	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012
OPERATIONS
Net investment income	$2,299,549	$4,130,067	$3,335,249	$7,173,178	$4,922,845	$9,784,211
Net realized gain	215,917	502,188	11,839,957	15,897,068	10,451,278	4,380,097
Change in net unrealized appreciation (depreciation)	212,777	(922,280)	(125,900)	3,518,275	11,542,245	1,966,331
Net Increase in Net Assets Resulting from Operations	2,728,243	3,709,975	15,049,306	26,588,521	26,916,368	16,130,639
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	(3,822,618)	—	(8,896,184)	—	(11,687,819)
Net realized gains
Class P	—	—	—	(11,006,526)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(3,822,618)	—	(19,902,710)	—	(11,687,819)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	10,582,004	27,980,424	25,738,916	63,874,744	72,485,484	122,951,772
Dividends and distribution reinvestments
Class P	—	3,822,618	—	19,902,710	—	11,687,819
Cost of shares repurchased
Class P	(25,830,847)	(5,667,963)	(151,666,678)	(31,863,538)	(18,106,360)	(31,850,108)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,248,843)	26,135,079	(125,927,762)	51,913,916	54,379,124	102,789,483
NET INCREASE (DECREASE) IN NET ASSETS	(12,520,600)	26,022,436	(110,878,456)	58,599,727	81,295,492	107,232,303
NET ASSETS
Beginning of Year or Period	112,088,036	86,065,600	287,956,128	229,356,401	486,214,773	378,982,470
End of Year or Period	$99,567,436	$112,088,036	$177,077,672	$287,956,128	$567,510,265	$486,214,773
Undistributed Net Investment Income	$3,497,888	$1,198,339	$4,185,094	$849,845	$11,123,022	$6,200,177

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Short Duration Bond Fund		PL Emerging Markets Debt Fund (1)	PL Comstock Fund
	Six-Month Period Ended September 30, 2012 (2)	Year Ended March 31, 2012	Period Ended September 30, 2012 (2)	Six-Month Period Ended September 30, 2012 (2)	Year Ended March 31, 2012
OPERATIONS
Net investment income	$1,091,572	$1,527,338	$909,634	$1,664,987	$2,652,992
Net realized gain	117,479	365,029	253,913	1,731,421	8,095,045
Change in net unrealized appreciation	1,719,398	335,227	3,574,138	5,223,559	220,561
Net Increase in Net Assets Resulting from Operations	2,928,449	2,227,594	4,737,685	8,619,967	10,968,598
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	(1,583,339)	—	—	(2,469,410)
Net realized gains
Class P	—	(194,538)	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(1,777,877)	—	—	(2,469,410)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	70,042,889	40,795,923	81,423,659	52,180,512	39,955,205
Dividends and distribution reinvestments
Class P	—	1,777,877	—	—	2,469,410
Cost of shares repurchased
Class P	(1,555,456)	(8,788,892)	(478,637)	(2,835,767)	(10,059,434)
Net Increase in Net Assets from Capital Share Transactions	68,487,433	33,784,908	80,945,022	49,344,745	32,365,181
NET INCREASE IN NET ASSETS	71,415,882	34,234,625	85,682,707	57,964,712	40,864,369
NET ASSETS
Beginning of Year or Period	155,367,848	121,133,223	—	207,329,634	166,465,265
End of Year or Period	$226,783,730	$155,367,848	$85,682,707	$265,294,346	$207,329,634
Undistributed Net Investment Income	$1,575,084	$483,512	$909,634	$2,339,581	$674,594

(1)	Operations commenced on June 29, 2012.
(2)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Growth LT Fund		PL Large-Cap Growth Fund		PL Large-Cap Value Fund
	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012
OPERATIONS
Net investment income (loss)	$151,002	$568,645	($133,047)	($285,215)	$2,527,791	$4,585,584
Net realized gain (loss)	10,889,306	(779,013)	5,927,057	2,701,430	4,314,249	953,473
Change in net unrealized appreciation (depreciation)	(14,869,214)	4,289,690	(5,448,881)	13,258,222	6,544,489	14,291,995
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,828,906)	4,079,322	345,129	15,674,437	13,386,529	19,831,052
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	(536,165)	—	—	—	(4,290,204)
Net realized gains
Class P	—	—	—	(1,890,797)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(536,165)	—	(1,890,797)	—	(4,290,204)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	1,673,773	17,297,129	8,263,585	19,512,148	60,305,799	41,530,441
Dividends and distribution reinvestments
Class P	—	536,165	—	1,890,797	—	4,290,204
Cost of shares repurchased
Class P	(65,383,579)	(28,612,620)	(2,376,676)	(5,065,264)	(6,404,293)	(26,880,017)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(63,709,806)	(10,779,326)	5,886,909	16,337,681	53,901,506	18,940,628
NET INCREASE (DECREASE) IN NET ASSETS	(67,538,712)	(7,236,169)	6,232,038	30,121,321	67,288,035	34,481,476
NET ASSETS
Beginning of Year or Period	108,339,658	115,575,827	129,222,207	99,100,886	262,917,065	228,435,589
End of Year or Period	$40,800,946	$108,339,658	$135,454,245	$129,222,207	$330,205,100	$262,917,065
Undistributed/Accumulated Net Investment Income (Loss)	$752,467	$601,465	($239,455)	($106,408)	$3,707,232	$1,179,441

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Main Street® Core Fund		PL Mid-Cap Equity Fund		PL Mid-Cap Growth Fund
	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012
OPERATIONS
Net investment income (loss)	$988,073	$1,681,456	$472,775	$732,213	$254,900	($131,025)
Net realized gain (loss)	6,831,155	2,717,308	(24,050)	6,873,001	182,795	5,871,520
Change in net unrealized appreciation (depreciation)	(2,825,563)	16,697,945	(9,191,682)	(5,959,364)	(7,060,179)	(5,166,639)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,993,665	21,096,709	(8,742,957)	1,645,850	(6,622,484)	573,856
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	(1,459,944)	—	(669,458)	—	(316,392)
Net realized gains
Class P	—	—	—	—	—	(7,220,657)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,459,944)	—	(669,458)	—	(7,537,049)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	19,934,775	23,559,879	10,957,188	35,444,468	11,127,603	11,042,280
Dividends and distribution reinvestments
Class P	—	1,459,944	—	669,458	—	7,537,049
Cost of shares repurchased
Class P	(4,075,977)	(9,008,456)	(38,853,525)	(7,677,376)	(16,054,086)	(2,505,288)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	15,858,798	16,011,367	(27,896,337)	28,436,550	(4,926,483)	16,074,041
NET INCREASE (DECREASE) IN NET ASSETS	20,852,463	35,648,132	(36,639,294)	29,412,942	(11,548,967)	9,110,848
NET ASSETS
Beginning of Year or Period	193,537,734	157,889,602	165,168,329	135,755,387	73,586,425	64,475,577
End of Year or Period	$214,390,197	$193,537,734	$128,529,035	$165,168,329	$62,037,458	$73,586,425
Undistributed/Accumulated Net Investment Income (Loss)	$1,727,284	$739,211	$660,428	$187,653	$160,007	($94,893)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Small-Cap Growth Fund		PL Small-Cap Value Fund		PL Real Estate Fund
	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012
OPERATIONS
Net investment income (loss)	($14,880)	($102,302)	$795,269	$1,236,211	$237,642	$519,888
Net realized gain	1,336,804	1,940,485	1,813,731	609,763	893,372	1,062,067
Change in net unrealized appreciation (depreciation)	(1,290,771)	(1,384,256)	(1,055,736)	(727,008)	29,665	3,552,200
Net Increase in Net Assets Resulting from Operations	31,153	453,927	1,553,264	1,118,966	1,160,679	5,134,155
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	—	—	(1,046,454)	—	(324,119)
Net realized gains
Class P	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	—	—	(1,046,454)	—	(324,119)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	9,839,659	6,252,737	21,666,557	13,399,076	748,707	11,623,068
Dividends and distribution reinvestments
Class P	—	—	—	1,046,454	—	324,119
Cost of shares repurchased
Class P	(2,372,778)	(2,691,970)	(1,424,075)	(4,613,313)	(1,292,053)	(5,938,153)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,466,881	3,560,767	20,242,482	9,832,217	(543,346)	6,009,034
NET INCREASE IN NET ASSETS	7,498,034	4,014,694	21,795,746	9,904,729	617,333	10,819,070
NET ASSETS
Beginning of Year or Period	36,369,851	32,355,157	86,151,825	76,247,096	52,678,965	41,859,895
End of Year or Period	$43,867,885	$36,369,851	$107,947,571	$86,151,825	$53,296,298	$52,678,965
Undistributed/Accumulated Net Investment Income (Loss)	($23,079)	($8,199)	$1,120,363	$325,094	$432,874	$195,232

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PL Emerging Markets Fund		PL International Large-Cap Fund		PL International Value Fund
	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012	Six-Month Period Ended September 30, 2012 (1)	Year Ended March 31, 2012
OPERATIONS
Net investment income	$550,656	$778,205	$2,626,431	$2,519,676	$2,220,391	$3,008,134
Net realized gain (loss)	(429,711)	340,600	544,879	(2,624,161)	(3,704,237)	(8,382,616)
Change in net unrealized appreciation (depreciation)	1,859,641	(2,935,849)	(3,467,028)	7,176,932	847,166	1,902,876
Net Increase (Decrease) in Net Assets Resulting from Operations	1,980,586	(1,817,044)	(295,718)	7,072,447	(636,680)	(3,471,606)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class P	—	(436,891)	—	(2,241,781)	—	(3,217,735)
Net realized gains
Class P	—	(1,469,568)	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(1,906,459)	—	(2,241,781)	—	(3,217,735)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P	20,025,803	26,496,874	17,993,590	69,389,238	43,324,783	30,876,665
Dividends and distribution reinvestments
Class P	—	1,906,459	—	2,241,781	—	3,217,735
Cost of shares repurchased
Class P	(1,137,257)	(3,466,862)	(2,311,726)	(10,550,933)	(1,946,848)	(6,528,836)
Net Increase in Net Assets from Capital Share Transactions	18,888,546	24,936,471	15,681,864	61,080,086	41,377,935	27,565,564
NET INCREASE IN NET ASSETS	20,869,132	21,212,968	15,386,146	65,910,752	40,741,255	20,876,223
NET ASSETS
Beginning of Year or Period	85,483,234	64,270,266	203,943,758	138,033,006	111,118,504	90,242,281
End of Year or Period	$106,352,366	$85,483,234	$219,329,904	$203,943,758	$151,859,759	$111,118,504
Undistributed/Accumulated Net Investment Income (Loss)	$384,740	($165,916)	$3,931,588	$1,305,157	$3,303,944	$1,083,553

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

STATEMENT OF CASH FLOWS (1)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2012 (Unaudited)

PL Inflation Managed Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$15,049,306
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities: Purchases of long-term securities	(229,531,018)
Proceeds from disposition of long-term securities	374,999,617
Proceeds of short-term securities, net	3,285,107
Increase in swap premiums	418,722
Proceeds from written options	123,664
Cost of closed and expired options	(124,225)
Litigation income	4,215
Decrease in dividends and interest receivable	679,623
Decrease in receivable for securities sold	1,805,366
Increase in receivable for swap agreements	(500,000)
Increase in receivable due from adviser	(136)
Decrease in prepaid expenses and other assets	3,807
Decrease in payable for securities purchased	(51,165,294)
Increase in payable for swap agreements	503,815
Increase in payable for reverse repurchase agreements	13,974,750
Increase in payable due to brokers	5,820,529
Decrease in accrued advisory fees	(37,352)
Decrease in accrued administration fees	(14,007)
Increase in accrued support service expenses	10,357
Decrease in accrued custodian fees and expenses	(15,852)
Decrease in accrued transfer agency out-of-pocket expenses	(761)
Decrease in accrued legal, audit and tax service fees	(6,367)
Increase in accrued trustees’ fees and expenses and deferred compensation	280
Increase in accrued other payables	3,137
Change in net unrealized appreciation on investment securities	(133,231)
Change in net unrealized depreciation on swaps	53,646
Change in net unrealized depreciation on written options	53,609
Change in net unrealized depreciation on foreign currencies	16,300
Net realized gain on investment securities	(11,500,230)
Net realized gain on swaps	(196,481)
Net realized loss on written options	2,455
Net realized loss on foreign currency	5,802
Purchases of foreign currencies	(7,437)
Decrease in variation margin	22,523
Net amortization on investments	(93,113)
Net cash provided by operating activities	123,511,126
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	27,990,003
Payments on shares redeemed	(151,666,678)
Net cash used in financing activities	(123,676,675)
NET DECREASE IN CASH AND FOREIGN CURRENCY	(165,549)
CASH AND FOREIGN CURRENCY:
Beginning of Period	168,380
End of Period	$2,831

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The PL Inflation Managed Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Returns (3)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratios of Net Investment Income (Loss) to Average Net Assets (4)	Portfolio Turnover Rates
PL Floating Rate Loan Fund
4/1/2012 - 9/30/2012 (6)	$10.10	$0.22	$0.07	$0.29	$—	$—	$—	$10.39	2.87%	$99,567	1.03%	0.80%	4.35%	27.83%
4/1/2011 - 3/31/2012	10.12	0.43	(0.06)	0.37	(0.39)	—	(0.39)	10.10	3.80%	112,088	1.04%	0.80%	4.33%	44.93%
4/1/2010 - 3/31/2011	9.88	0.34	0.19	0.53	(0.29)	—	(0.29)	10.12	5.51%	86,066	1.22%	0.90%	4.29%	92.44%
4/1/2009 - 3/31/2010	8.18	0.45	1.70	2.15	(0.45)	—	(0.45)	9.88	26.70%	53,122	1.54%	1.30%	4.78%	118.03%
6/30/2008 - 3/31/2009	10.00	0.39	(1.82)	(1.43)	(0.39)	—	(0.39)	8.18	(14.37%)	27,811	1.53%	1.30%	5.90%	56.30%
PL Inflation Managed Fund
4/1/2012 - 9/30/2012 (6)	$10.79	$0.16	$0.50	$0.66	$—	$—	$—	$11.45	6.12%	$177,078	0.69%	0.57%	2.78%	82.89%
4/1/2011 - 3/31/2012	10.53	0.31	0.85	1.16	(0.40)	(0.50)	(0.90)	10.79	11.11%	287,956	0.67%	0.56%	2.83%	372.47%
4/1/2010 - 3/31/2011	10.10	0.24	0.61	0.85	(0.21)	(0.21)	(0.42)	10.53	8.56%	229,356	0.82%	0.64%	2.31%	322.90%
4/1/2009 - 3/31/2010	9.59	0.29	0.62	0.91	(0.40)	—	(0.40)	10.10	9.68%	149,453	1.21%	0.95%	2.90%	299.61%
4/1/2008 - 3/31/2009	11.08	0.39	(0.80)	(0.41)	(0.41)	(0.67)	(1.08)	9.59	(3.85%)	81,266	1.35%	1.01%	3.94%	745.76%
4/1/2007 - 3/31/2008	10.13	0.49	0.95	1.44	(0.49)	—	(0.49)	11.08	14.80%	122,386	1.49%	1.15%	4.77%	474.46%
PL Managed Bond Fund
4/1/2012 - 9/30/2012 (6)	$10.86	$0.10	$0.48	$0.58	$—	$—	$—	$11.44	5.24%	$567,510	0.64%	0.55%	1.87%	287.92%
4/1/2011 - 3/31/2012	10.75	0.25	0.15	0.40	(0.29)	—	(0.29)	10.86	4.02%	486,215	0.67%	0.55%	2.33%	519.00%
4/1/2010 - 3/31/2011	10.75	0.24	0.43	0.67	(0.30)	(0.37)	(0.67)	10.75	6.31%	378,982	0.82%	0.63%	2.16%	501.72%
4/1/2009 - 3/31/2010	9.70	0.30	1.48	1.78	(0.50)	(0.23)	(0.73)	10.75	18.68%	235,957	1.22%	0.95%	2.86%	351.53%
4/1/2008 - 3/31/2009	10.73	0.43	(0.45)	(0.02)	(0.55)	(0.46)	(1.01)	9.70	0.07%	137,724	1.30%	1.01%	4.36%	441.01%
4/1/2007 - 3/31/2008	10.16	0.42	0.53	0.95	(0.37)	(0.01)	(0.38)	10.73	9.44%	175,800	1.50%	1.15%	4.05%	424.71%
PL Short Duration Bond Fund
4/1/2012 - 9/30/2012 (6)	$10.07	$0.06	$0.09	$0.15	$—	$—	$—	$10.22	1.49%	$226,784	0.64%	0.55%	1.15%	33.48%
4/1/2011 - 3/31/2012	10.04	0.11	0.05	0.16	(0.12)	(0.01)	(0.13)	10.07	1.62%	155,368	0.68%	0.55%	1.14%	150.23%
4/1/2010 - 3/31/2011	10.00	0.10	0.06	0.16	(0.08)	(0.04)	(0.12)	10.04	1.57%	121,133	0.81%	0.64%	1.00%	195.72%
4/1/2009 - 3/31/2010	9.69	0.18	0.33	0.51	(0.20)	—	(0.20)	10.00	5.27%	75,674	1.22%	0.95%	1.84%	167.12%
4/1/2008 - 3/31/2009	10.22	0.32	(0.25)	0.07	(0.31)	(0.29)	(0.60)	9.69	0.75%	47,355	1.26%	1.02%	3.20%	146.36%
4/1/2007 - 3/31/2008	9.81	0.35	0.41	0.76	(0.35)	—	(0.35)	10.22	7.86%	83,683	1.42%	1.15%	3.48%	41.74%
PL Emerging Markets Debt Fund (1)
6/29/2012 - 9/30/2012 (6)	$10.00	$0.12	$0.48	$0.60	$—	$—	$—	$10.60	6.00%	$85,683	1.38%	0.94%	4.48%	11.78%
PL Comstock Fund
4/1/2012 - 9/30/2012 (6)	$12.47	$0.09	$0.22	$0.31	$—	$—	$—	$12.78	2.49%	$265,294	0.97%	0.89%	1.45%	11.24%
4/1/2011 - 3/31/2012	12.13	0.17	0.32	0.49	(0.15)	—	(0.15)	12.47	4.22%	207,330	0.99%	0.89%	1.47%	23.54%
4/1/2010 - 3/31/2011	10.69	0.13	1.41	1.54	(0.10)	—	(0.10)	12.13	14.55%	166,465	1.13%	0.99%	1.16%	30.58%
4/1/2009 - 3/31/2010	6.95	0.09	3.74	3.83	(0.09)	—	(0.09)	10.69	55.34%	128,169	1.51%	1.30%	0.93%	27.65%
4/1/2008 - 3/31/2009	11.84	0.16	(4.89)	(4.73)	(0.16)	—	(0.16)	6.95	(40.11%)	74,862	1.58%	1.37%	1.68%	59.96%
4/1/2007 - 3/31/2008	14.11	0.15	(1.95)	(1.80)	(0.12)	(0.35)	(0.47)	11.84	(13.16%)	124,271	1.77%	1.50%	1.09%	23.28%
PL Growth LT Fund
4/1/2012 - 9/30/2012 (6)	$13.12	$0.03	$0.01	$0.04	$—	$—	$—	$13.16	0.31%	$40,801	0.89%	0.70%	0.41%	34.64%
4/1/2011 - 3/31/2012	12.42	0.06	0.71	0.77	(0.07)	—	(0.07)	13.12	6.26%	108,340	0.85%	0.70%	0.54%	83.66%
4/1/2010 - 3/31/2011	11.21	0.07	1.14	1.21	—	—	—	12.42	10.79%	115,576	0.95%	0.79%	0.58%	82.71%
4/1/2009 - 3/31/2010	7.74	0.02	3.60	3.62	(0.15)	—	(0.15)	11.21	47.26%	89,219	1.37%	1.10%	0.19%	60.31%
4/1/2008 - 3/31/2009	12.63	0.03	(4.63)	(4.60)	—	(0.29)	(0.29)	7.74	(37.27%)	74,158	1.42%	1.15%	0.32%	80.89%
4/1/2007 - 3/31/2008	13.10	0.05	(0.22)	(0.17)	(0.05)	(0.25)	(0.30)	12.63	(1.55%)	77,196	1.66%	1.30%	0.36%	81.50%
PL Large-Cap Growth Fund
4/1/2012 - 9/30/2012 (6)	$10.30	($0.01)	$—	($0.01)	$—	$—	$—	$10.29	(0.10%)	$135,454	0.98%	0.88%	(0.21%)	37.19%
4/1/2011 - 3/31/2012	9.23	(0.02)	1.25	1.23	—	(0.16)	(0.16)	10.30	13.65%	129,222	1.00%	0.88%	(0.26%)	76.21%
4/1/2010 - 3/31/2011	7.71	(0.01)	1.53	1.52	—	—	—	9.23	19.72%	99,101	1.12%	0.95%	(0.11%)	101.69%
4/1/2009 - 3/31/2010	5.44	(0.03)	2.30	2.27	—	—	—	7.71	41.73%	61,106	1.59%	1.28%	(0.38%)	115.83%
4/1/2008 - 3/31/2009	9.24	(0.05)	(3.75)	(3.80)	—	—	—	5.44	(41.13%)	16,515	1.81%	1.37%	(0.61%)	179.61%
4/1/2007 - 3/31/2008	9.43	(0.08)	(0.11)	(0.19)	—	—	—	9.24	(2.01%)	26,235	1.92%	1.50%	(0.79%)	178.83%
PL Large-Cap Value Fund
4/1/2012 - 9/30/2012 (6)	$12.31	$0.11	$0.36	$0.47	$—	$—	$—	$12.78	3.82%	$330,205	0.87%	0.80%	1.75%	6.69%
4/1/2011 - 3/31/2012	11.59	0.22	0.71	0.93	(0.21)	—	(0.21)	12.31	8.21%	262,917	0.89%	0.80%	1.96%	20.28%
4/1/2010 - 3/31/2011	10.42	0.16	1.15	1.31	(0.14)	—	(0.14)	11.59	12.69%	228,436	1.01%	0.89%	1.56%	18.76%
4/1/2009 - 3/31/2010	7.35	0.14	3.07	3.21	(0.14)	—	(0.14)	10.42	43.79%	162,312	1.38%	1.20%	1.52%	16.28%
4/1/2008 - 3/31/2009	11.59	0.16	(4.27)	(4.11)	(0.12)	(0.01)	(0.13)	7.35	(35.61%)	62,931	1.48%	1.25%	1.63%	38.49%
4/1/2007 - 3/31/2008	13.03	0.10	(1.21)	(1.11)	(0.08)	(0.25)	(0.33)	11.59	(8.80%)	68,901	1.69%	1.40%	0.79%	24.35%

See Notes to Financial Statements	See explanation of references on B-16

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions	Net Asset Value, End of Year or Period	Total Returns (3)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratios of Net Investment Income (Loss) to Average Net Assets (4)	Portfolio Turnover Rates
PL Main Street Core Fund
4/1/2012 - 9/30/2012 (6)	$11.26	$0.05		$0.16	$0.21	$—		$—		$—	$11.47	1.87%	$214,390	0.68%	0.60%	1.00%	26.49%
4/1/2011 - 3/31/2012	10.13	0.10		1.11	1.21	(0.08)		—		(0.08)	11.26	12.12%	193,538	0.70%	0.60%	1.00%	47.65%
4/1/2010 - 3/31/2011	9.00	0.09		1.10	1.19	(0.06)		—		(0.06)	10.13	13.28%	157,890	0.83%	0.70%	0.93%	58.13%
4/1/2009 - 3/31/2010	6.11	0.07		2.89	2.96	(0.07)		—		(0.07)	9.00	48.57%	146,028	1.23%	1.00%	0.89%	130.37%
4/1/2008 - 3/31/2009	9.91	0.09		(3.81)	(3.72)	(0.08)		—		(0.08)	6.11	(37.66%)	85,261	1.41%	1.06%	1.07%	101.22%
4/1/2007 - 3/31/2008	11.46	0.08		(0.94)	(0.86)	(0.08)		(0.61)		(0.69)	9.91	(8.29%)	111,936	1.50%	1.20%	0.69%	126.84%
PL Mid-Cap Equity Fund (7)
4/1/2012 - 9/30/2012 (6)	$10.29	$0.03		($0.52)	($0.49)	$—		$—		$—	$9.80	(4.76%)	$128,529	0.90%	0.80%	0.65%	48.25%
4/1/2011 - 3/31/2012	10.46	0.05		(0.18)	(0.13)	(0.04)		—		(0.04)	10.29	(1.17%)	165,168	0.89%	0.80%	0.51%	102.11%
4/1/2010 - 3/31/2011	8.66	0.08		1.79	1.87	(0.07)		—		(0.07)	10.46	21.70%	135,755	1.02%	0.89%	0.87%	87.04%
4/1/2009 - 3/31/2010	5.33	0.03		3.34	3.37	(0.04)		—		(0.04)	8.66	63.29%	101,650	1.41%	1.20%	0.44%	74.00%
4/1/2008 - 3/31/2009	8.92	0.07		(3.58)	(3.51)	(0.08)		(0.00	)(8)	(0.08)	5.33	(39.44%)	59,135	1.52%	1.26%	1.01%	82.26%
4/1/2007 - 3/31/2008	11.62	0.06		(1.61)	(1.55)	(0.03)		(1.12)		(1.15)	8.92	(14.81%)	85,208	1.69%	1.40%	0.55%	70.09%
PL Mid-Cap Growth Fund
4/1/2012 - 9/30/2012 (6)	$8.87	$0.03		($0.83)	($0.80)	$—		$—		$—	$8.07	(9.02%)	$62,037	0.97%	0.85%	0.79%	16.32%
4/1/2011 - 3/31/2012	10.28	(0.02)		(0.28)	(0.30)	(0.05)		(1.06)		(1.11)	8.87	(1.08%)	73,586	0.98%	0.85%	(0.21%)	26.59%
4/1/2010 - 3/31/2011	8.41	0.02		2.83	2.85	(0.02)		(0.96)		(0.98)	10.28	35.16%	64,476	1.17%	0.95%	0.24%	44.37%
4/1/2009 - 3/31/2010	4.98	(0.03)		3.56	3.53	—		(0.10)		(0.10)	8.41	70.89%	54,994	1.53%	1.25%	(0.42%)	31.79%
4/1/2008 - 3/31/2009	9.31	(0.05)		(3.57)	(3.62)	—		(0.71)		(0.71)	4.98	(40.02%)	18,873	1.80%	1.34%	(0.60%)	47.92%
4/1/2007 - 3/31/2008	10.93	(0.02)		0.66	0.64	—		(2.26)		(2.26)	9.31	3.48%	50,189	1.80%	1.45%	(0.19%)	77.63%
PL Small-Cap Growth Fund
4/1/2012 - 9/30/2012 (6)	$11.86	($0.00	)(8)	($0.08)	($0.08)	$—		$—		$—	$11.78	(0.68%)	$43,868	0.90%	0.75%	(0.08%)	45.40%
4/1/2011 - 3/31/2012	11.90	(0.03)		(0.01)	(0.04)	—		—		—	11.86	(0.34%)	36,370	0.93%	0.75%	(0.31%)	66.60%
4/1/2010 - 3/31/2011	9.41	(0.06)		2.55	2.49	—		—		—	11.90	26.46%	32,355	1.11%	0.84%	(0.63%)	85.58%
4/1/2009 - 3/31/2010	5.88	(0.06)		3.59	3.53	—		—		—	9.41	60.03%	25,691	1.56%	1.15%	(0.81%)	87.50%
4/1/2008 - 3/31/2009	9.12	(0.07)		(3.17)	(3.24)	—		—		—	5.88	(35.53%)	24,046	1.71%	1.28%	(0.96%)	72.93%
4/1/2007 - 3/31/2008	11.24	(0.12)		(0.62)	(0.74)	—		(1.38)		(1.38)	9.12	(8.81%)	37,258	1.90%	1.55%	(1.07%)	163.56%
PL Small-Cap Value Fund
4/1/2012 - 9/30/2012 (6)	$10.58	$0.09		($0.02)	$0.07	$—		$—		$—	$10.65	0.66%	$107,948	0.99%	0.90%	1.67%	24.40%
4/1/2011 - 3/31/2012	10.60	0.16		(0.05)	0.11	(0.13)		—		(0.13)	10.58	1.19%	86,152	1.02%	0.90%	1.59%	20.85%
4/1/2010 - 3/31/2011	8.57	0.16		1.98	2.14	(0.11)		—		(0.11)	10.60	25.11%	76,247	1.13%	0.97%	1.71%	31.06%
4/1/2009 - 3/31/2010	5.49	0.13		3.06	3.19	(0.11)		—		(0.11)	8.57	58.28%	38,173	1.58%	1.30%	1.82%	31.57%
4/1/2008 - 3/31/2009	8.80	0.16		(3.34)	(3.18)	(0.13)		—		(0.13)	5.49	(36.39%)	27,018	1.73%	1.34%	2.21%	47.41%
6/29/2007 - 3/31/2008	10.00	0.10		(1.24)	(1.14)	(0.06)		—		(0.06)	8.80	(11.47%)	19,112	2.07%	1.50%	1.46%	17.98%
PL Real Estate Fund
4/1/2012 - 9/30/2012 (6)	$12.59	$0.06		$0.23	$0.29	$—		$—		$—	$12.88	2.30%	$53,296	1.15%	1.05%	0.89%	9.51%
4/1/2011 - 3/31/2012	11.46	0.13		1.08	1.21	(0.08)		—		(0.08)	12.59	10.62%	52,679	1.18%	1.05%	1.13%	23.69%
4/1/2010 - 3/31/2011	9.24	0.08		2.23	2.31	(0.09)		—		(0.09)	11.46	25.16%	41,860	1.34%	1.14%	0.77%	32.30%
4/1/2009 - 3/31/2010	4.60	0.12		4.64	4.76	(0.12)		—		(0.12)	9.24	104.32%	36,352	1.76%	1.45%	1.68%	26.55%
4/1/2008 - 3/31/2009	11.25	0.15		(6.65)	(6.50)	(0.15	)(9)	—		(0.15)	4.60	(58.24%)	20,775	1.89%	1.51%	1.79%	42.37%
4/1/2007 - 3/31/2008	14.94	0.13		(2.77)	(2.64)	(0.18)		(0.87)		(1.05)	11.25	(18.03%)	37,872	2.03%	1.65%	1.02%	34.98%
PL Emerging Markets Fund
4/1/2012 - 9/30/2012 (6)	$13.55	$0.08		$0.01	$0.09	$—		$—		$—	$13.64	0.67%	$106,352	1.35%	0.95%	1.20%	11.06%
4/1/2011 - 3/31/2012	14.68	0.14		(0.95)	(0.81)	(0.07)		(0.25)		(0.32)	13.55	(5.15%)	85,483	1.49%	0.95%	1.09%	29.84%
4/1/2010 - 3/31/2011	12.19	0.11		2.64	2.75	(0.26)		—		(0.26)	14.68	22.53%	64,270	1.56%	1.04%	0.80%	45.98%
4/1/2009 - 3/31/2010	6.54	0.06		5.66	5.72	(0.07)		—		(0.07)	12.19	87.45%	47,714	2.15%	1.35%	0.57%	55.24%
4/1/2008 - 3/31/2009	13.58	0.11		(5.39)	(5.28)	(0.07)		(1.69)		(1.76)	6.54	(42.31%)	30,820	2.34%	1.42%	1.18%	61.50%
4/1/2007 - 3/31/2008	13.01	0.07		2.32	2.39	(0.05)		(1.77)		(1.82)	13.58	17.21%	47,633	2.38%	1.55%	0.46%	60.20%
PL International Large-Cap Fund
4/1/2012 - 9/30/2012 (6)	$15.12	$0.19		($0.32)	($0.13)	$—		$—		$—	$14.99	(0.86%)	$219,330	1.12%	1.00%	2.59%	11.52%
4/1/2011 - 3/31/2012	15.37	0.22		(0.30)	(0.08)	(0.17)		—		(0.17)	15.12	(0.32%)	203,944	1.17%	1.00%	1.52%	23.96%
4/1/2010 - 3/31/2011	13.83	0.16		1.52	1.68	(0.14)		—		(0.14)	15.37	12.36%	138,033	1.30%	1.09%	1.16%	33.73%
4/1/2009 - 3/31/2010	9.17	0.16		4.64	4.80	(0.14)		—		(0.14)	13.83	52.64%	108,002	1.72%	1.40%	1.26%	24.61%
4/1/2008 - 3/31/2009	15.55	0.17		(6.37)	(6.20)	(0.06)		(0.12)		(0.18)	9.17	(40.24%)	65,124	1.82%	1.46%	1.39%	25.95%
4/1/2007 - 3/31/2008	16.64	0.19		(0.34)	(0.15)	(0.15)		(0.79)		(0.94)	15.55	(1.17%)	96,049	1.99%	1.60%	1.18%	28.23%

See Notes to Financial Statements	See explanation of references on B-16

PACIFIC LIFE FUNDS

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains		Total Distributions	Net Asset Value, End of Year or Period	Total Returns (3)	Net Assets, End of Year or Period (in thousands)	Ratios of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratios of Net Investment Income to Average Net Assets (4)	Portfolio Turnover Rates
PL International Value Fund
4/1/2012 - 9/30/2012 (6)	$8.62	$0.14	($0.36)	($0.22)	$—	$—		$—	$8.40	(2.55%)	$151,860	0.93%	0.80%	3.47%	25.96%
4/1/2011 - 3/31/2012	9.51	0.26	(0.89)	(0.63)	(0.26)	—		(0.26)	8.62	(6.20%)	111,119	1.02%	0.80%	3.06%	63.04%
4/1/2010 - 3/31/2011	9.19	0.18	0.35	0.53	(0.21)	—		(0.21)	9.51	5.99%	90,242	1.14%	0.90%	2.01%	149.95%
4/1/2009 - 3/31/2010	6.14	0.19	3.00	3.19	(0.14)	—		(0.14)	9.19	52.10%	86,284	1.56%	1.20%	2.28%	59.92%
4/1/2008 - 3/31/2009	12.82	0.26	(6.72)	(6.46)	(0.22)	(0.00	)(8)	(0.22)	6.14	(50.74%)	78,604	1.58%	1.27%	2.82%	31.43%
4/1/2007 - 3/31/2008	14.39	0.22	(1.38)	(1.16)	(0.13)	(0.28)		(0.41)	12.82	(8.27%)	124,055	1.72%	1.40%	1.50%	17.40%

(1)	All the funds covered in this report currently offer Class P shares only. Effective July 2, 2010, all Class A shares of these funds were converted to Class P shares. Performance information prior to the conversion for these funds pertains to Class A shares and reflects the fees and expenses associated with that share class. The PL Emerging Markets Debt Fund commenced operations on June 29, 2012.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(4)	The ratios are annualized for periods of less than one full year.
(5)	The ratios of expenses after expense reductions to average net assets are after any advisory fee waivers and adviser expense reimbursements as discussed in Note 6 and Note 7B, respectively, in Notes to the Financial Statements.
(6)	Unaudited.
(7)	Prior to July 1, 2008, the PL Mid-Cap Equity Fund was named PL Mid-Cap Value Fund.
(8)	Amount represents less than $0.005 per share or less than 0.005%.
(9)	Includes return of capital distribution of $0.01 per share.

See Notes to Financial Statements

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Life Funds (the “Trust”) is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment advisor to the Trust. As of September 30, 2012, the Trust was comprised of twenty-nine separate funds, eighteen of which are covered by this report (each individually, a “Fund”, and collectively the “Funds”): PL Floating Rate Loan Fund, PL Inflation Managed Fund, PL Managed Bond Fund, PL Short Duration Bond Fund, PL Emerging Markets Debt Fund, PL Comstock Fund, PL Growth LT Fund, PL Large-Cap Growth Fund, PL Large-Cap Value Fund, PL Main Street® Core Fund (Main Street is a registered trademark of OppenheimerFunds, Inc.), PL Mid-Cap Equity Fund, PL Mid-Cap Growth Fund, PL Small-Cap Growth Fund, PL Small-Cap Value Fund, PL Real Estate Fund, PL Emerging Markets Fund, PL International Large-Cap Fund, and PL International Value Fund (collectively the “PL Underlying Funds”).

The PL Underlying Funds offer Class P shares only, which are sold at Net Asset Value (“NAV”). Presently, only the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”), and the Adviser and certain of its affiliates can invest in the PL Underlying Funds.

The semi-annual report for the Portfolio Optimization Funds is not included in this report; there is a separate semi-annual report for the Portfolio Optimization Funds, which is available without charge. For information on how to obtain the annual report for the Portfolio Optimization Funds, see the Where to Go for More Information section of this report on page D-5.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage- and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund covered in this report distribute all of its net investment income and realized capital gains, if any, to shareholders at least annually, although distributions could occur more if advantageous to the applicable Fund and its shareholders. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, initially expressed in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as Fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs). Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, this ASU requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. This ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact, if any, that the implementation of this ASU will have on the Trust’s financial statement disclosures.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY AND PROCEDURES

The Trust’s Board of Trustees (the “Board”) has adopted procedures (“Trust Procedures”) for determining the value of its investments each business day. Under the Trust Procedures, the Board has delegated its authority to a Trustee Valuation Committee or another valuation committee to determine the value of each Fund’s assets each business day. Each valuation committee that values each Fund’s investments does so in accordance with the Trust Procedures, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund is divided into shares. The price per share of each class of a Fund’s shares is called the NAV. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds), subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board:

Money Market Instruments and Short-Term Investments

Money market instruments and short-term investments maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded futures and options), the Trust uses the last reported sale price or official closing price as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Trust then may adjust for market events that occur between the close of certain foreign exchanges and the NYSE. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Over the Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options), are generally valued by approved pricing services that use evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies approved by the Board.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.

Investment Values Determined by a Valuation Committee

The Trust Procedures include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Trust Procedures provide that the value of such investments may be determined in accordance with alternative valuation methodologies. Under the Trust Procedures these alternative methodologies may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee or determined by a valuation committee established under the Trust Procedures and then subsequently approved by the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Trust Procedures, a valuation oversight committee (“VOC”) has been established which determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s adviser, its administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 - Quoted	prices (unadjusted) in active markets for identical investments

• Level 2 - Significant	observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 - Significant	unobservable inputs that are not corroborated by observable market data

The VOC reviews the Trust Procedures periodically (at least annually) to determine the validity and accuracy of the inputs and methodologies used to value each Fund’s investments. The VOC also periodically re-evaluates how each Fund’s investments are characterized within the three-tier hierarchy and the validity of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the methodologies used to value Level 3 investments to substantiate the unobservable inputs used to value those investments. Such back-testing includes comparing Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Trust Procedures are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board. In addition, all investments categorized as Level 3 under the three-tier hierarchy are reported to the Chairman of the Audit Committee on a quarterly basis and such report includes the inputs and methodologies used to value those investments.

The inputs or methodologies used for valuing each Fund’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A summary of each Fund’s investments as of September 30, 2012 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in mutual funds are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by a Fund are generally comprised two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of assets owned by a Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the General Investment Risk factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Illiquid Investments

Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets, taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each Fund as of September 30, 2012 was less than 15% of its net assets.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2012, no participation interest in Senior Loans was held by any of the Funds covered in this report.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U. S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the United States Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Short Sales

Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

Repurchase Agreements

Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

investment quality as determined by the Adviser or the applicable portfolio manager. Such collateral is in the possession of the Trust’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Reverse Repurchase Agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the applicable Fund manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks

Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Effective April 1, 2012 such transactions are recorded as secured borrowings; whereas, previously such transactions were recorded as purchases and sales. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize interest income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligation under sale-buyback transactions.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Trust’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk – A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency denominated securities and

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features

Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a Fund or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a Fund or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could have a material adverse impact on a Fund’s financial statements. To reduce credit and counterparty risk associated with transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the Funds entered into futures contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds used financial and money market futures as a means of managing exposure to the securities markets or to movements in interest rates. The PL Short Duration Bond Fund entered into treasury futures to manage exposure to changes in interest rates, and to manage duration. The PL International Value Fund entered into futures contracts to maintain full exposure to the equity markets.

Options Contracts – An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

During the reporting period, the Funds entered into option contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds wrote options and swaptions on futures and swaps, as a means of capitalizing on anticipated changes in market volatility and to generate income. The PL Inflation Managed Fund also purchased inflation floors as a means of hedging duration. The PL Growth LT Fund invested in option contracts for purposes of risk management and to increase returns.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the Funds entered into Forward Contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into Forward Contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of each Funds’ investment strategy. The PL Emerging Markets Debt Fund entered into Forward Contracts to help protect the Fund’s returns against adverse currency movements, to gain market exposure, and as part of the Fund’s investment strategy. The PL Comstock Fund entered into Forward Contracts to manage currency risk and to help protect the Fund’s returns against adverse currency movements. The PL Growth LT Fund entered into Forward Contracts for hedging purposes to help protect the Fund’s returns against adverse currency movements. The PL International Value Fund entered into Forward Contracts to manage currency risk and for hedging purposes to insulate the Fund’s returns against adverse currency movements.

Swaps Agreements – Swaps are privately negotiated agreements between the Funds and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals and may be executed in the over-the-counter market or in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. Payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as the calculation of realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the Funds entered into interest rate swaps for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk, as well as other risk exposures in various global markets, or as a substitute for cash bond exposure. The PL Emerging Markets Debt Fund entered into interest rate swaps for duration management and to gain exposure to the currency markets.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the Funds entered into credit default swaps for the following reasons: The PL Inflation Managed and PL Managed Bond Funds sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities or to the broader investment grade, high yield, or emerging markets through the use of credit default swaps. Both Funds also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and the cash bond market.

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investments held as of September 30, 2012 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each applicable Fund during the six-month period ended September 30, 2012.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Interest rate contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Swap contracts, at value	Swap contracts, at value
Foreign exchange contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation
Credit contracts	Swap contracts, at value	Swap contracts, at value
Equity contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin

The following is a summary of fair values of derivative investments disclosed in the Statements of Assets and Liabilities, which are not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of September 30, 2012:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2012	Credit Contracts	Equity Contracts		Foreign Exchange Contracts	Interest Rate Contracts
PL Inflation Managed	$489,207	$74,503	$—		$95,220	$319,484	*
PL Managed Bond	1,912,242	1,277,487	—		320,897	313,858	*
PL Emerging Markets Debt	210,959	—	—		209,312	1,647
PL Comstock	89,288	—	—		89,288	—
PL Growth LT	81,666	—	72,930		8,736	—
PL International Value	504,886	—	7,627	*	497,259	—

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2012	Credit Contracts	Equity Contracts		Foreign Exchange Contacts	Interest Rate Contracts
PL Inflation Managed	($732,586)	($1,251)	$—		($271,805)	($459,530)
PL Managed Bond	(1,855,757)	(659,822)	—		(797,995)	(397,940	)*
PL Emerging Markets Debt	(110,014)	—	—		(110,014)	—
PL Growth LT	(42,928)	—	(4,040)		(38,888)	—
PL International Value	(822,434)	—	(49,820	)*	(772,614)	—

*	Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swaps as reported in the Schedule of Investments and its notes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign exchange contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies
Credit contracts	Net realized gain (loss) on futures contracts and swap transactions
Change in net unrealized appreciation (depreciation) on futures contracts and swaps

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of each Fund’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six-month period ended September 30, 2012:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Fund	Total Value at September 30, 2012	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts
PL Inflation Managed	$1,306,682	($506,173)	$—	$970,393	$842,462
PL Managed Bond	1,543,633	198,135	—	(1,001,334)	2,346,832
PL Short Duration Bond	27,399	—	—	(2,831)	30,230
PL Emerging Markets Debt	13,900	—	—	6,927	6,973
PL Comstock	(519,266)	—	—	(519,266)	—
PL Growth LT	(59,442)	—	(64,884)	5,442	—
PL International Value	(168,603)	—	(23,003)	(145,600)	—

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Fund	Total Value at September 30, 2012	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contacts
PL Inflation Managed	($316,801)	$69,312	$—	($12,088)	($374,025)
PL Managed Bond	358,466	497,265	—	862,884	(1,001,683)
PL Short Duration Bond	2,831	—	—	2,831	—
PL Emerging Markets Debt	100,945	—	—	99,298	1,647
PL Comstock	89,288	—	—	89,288	—
PL Growth LT	(120,906)	—	(144,977)	24,071	—
PL International Value	(132,678)	—	(46,832)	(85,846)	—
6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as investment adviser to the Trust. For the PL Underlying Funds, PLFA has retained other management firms to sub-advise each Fund, as discussed later in this section. PLFA receives advisory fees from each Fund based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each Fund:

PL Floating Rate Loan (1)	0.75%	PL Growth LT	0.55%	PL Small-Cap Growth	0.60%
PL Inflation Managed	0.40%	PL Large-Cap Growth (3)	0.75%	PL Small-Cap Value	0.75%
PL Managed Bond	0.40%	PL Large-Cap Value	0.65%	PL Real Estate	0.90%
PL Short Duration Bond	0.40%	PL Main Street Core	0.45%	PL Emerging Markets	0.80%
PL Emerging Markets Debt	0.785%	PL Mid-Cap Equity	0.65%	PL International Large-Cap	0.85%
PL Comstock (2)	0.75%	PL Mid-Cap Growth	0.70%	PL International Value	0.65%

(1)	PLFA has contractually agreed to waive 0.10% of its advisory fees through June 30, 2013 as long as Eaton Vance Management remains manager of the Fund. There is no guarantee that PLFA will continue such waiver after that date.
(2)	PLFA has contractually agreed to waive 0.015% of its advisory fees through June 30, 2013 as long as Invesco Advisers, Inc. remains manager of the Fund. There is no guarantee that PLFA will continue such waiver after that date.
(3)	PLFA has contractually agreed to waive 0.025% of its advisory fees through June 30, 2013 as long as UBS Global Asset Management (Americas) Inc. remains manager of the Fund. There is no guarantee that PLFA will continue such waiver after that date.

Pursuant to Fund Management Agreements, the Trust and PLFA engage various management firms under PLFA’s supervision for the PL Underlying Funds. As of September 30, 2012, the following firms serve as sub-advisers for their respective Fund: Eaton Vance Management for the PL Floating Rate Loan Fund; Pacific Investment Management Company LLC for the PL Inflation Managed and PL Managed Bond Funds; T. Rowe Price Associates, Inc. for the PL Short Duration Bond Fund; Ashmore Investment Management Limited for the PL Emerging Markets Debt Fund; Invesco Advisers, Inc. for the PL Comstock Fund; Janus Capital Management LLC for the PL Growth LT Fund; UBS Global Asset Management (Americas) Inc. for the PL Large-Cap Growth Fund; ClearBridge Advisors, LLC for the PL Large-Cap Value Fund; OppenheimerFunds, Inc. for the PL Main Street Core and PL Emerging Markets Funds; Lazard Asset Management LLC for the PL Mid-Cap Equity Fund; Morgan Stanley Investment Management Inc. for the PL Mid-Cap Growth and PL Real Estate Funds; Fred Alger Management, Inc. for the PL Small-Cap Growth Fund; NFJ Investment Group LLC for the PL Small-Cap Value Fund; MFS Investment Management for the PL International Large-Cap Fund; and J.P. Morgan Investment Management Inc. for the PL International Value Fund; PLFA, as investment adviser to the Trust, pays the related management fees to these sub-advisers as compensation for their sub-advisory services provided to their respective Fund.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The Trust paid the Administrator an administration fee at an annual rate of 0.15% for each of the PL Underlying Funds.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and investment adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensated Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The share class of the Funds covered in this report is not subject to a distribution and/or service fee.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser and Pacific Life are related parties. The advisory fees paid to the Adviser, including any advisory fee waiver, the administration fees paid to Pacific Life, including any fee waivers, and expenses for support services paid to PLFA and Pacific Life (see Note 6) by each Fund covered in this report for the six-month period ended September 30, 2012 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2012 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to, administration fees, organizational expenses, custody expenses, expenses for audit, tax and certain legal services, preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents as applicable, independent trustees’ fees, and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include investment advisory fees; distribution and/or service fees, if any; interest; taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; and extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The current expense cap for the PL Underlying Funds is 0.15% through June 30, 2015 and 0.30% thereafter through June 30, 2022.

There is no guarantee that PLFA will continue to cap expenses upon the expiration of the applicable expense caps. Any expense reimbursements are subject to repayment to PLFA for a period of time as permitted under regulatory and accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement or reduction took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the Fund, but not above the expense cap. There was no recoupment of expense reimbursement by PLFA from any Funds covered in this report during the six-month period ended September 30, 2012.

The cumulative reimbursement and fee reduction amounts, if any, as of September 30, 2012 that are subject to repayment for each Fund covered in this report are as follows:

	Expiration Date
Fund	3/31/2013	3/31/2014	3/31/2015	3/31/2016
PL Floating Rate Loan	$98,235	$161,181	$131,663	$66,315
PL Inflation Managed	308,763	329,563	295,942	138,790
PL Managed Bond	502,729	558,213	506,074	240,184
PL Short Duration Bond	164,724	164,455	168,516	82,016
PL Emerging Markets Debt				90,353
PL Comstock	214,415	194,706	167,205	81,982
PL Growth LT	216,805	154,975	163,768	68,140
PL Large-Cap Growth	120,503	112,128	106,391	52,932
PL Large-Cap Value	216,004	228,247	206,530	102,568
PL Main Street Core	266,417	176,595	160,866	77,863
PL Mid-Cap Equity	177,580	153,964	136,380	70,418
PL Mid-Cap Growth	115,208	116,589	83,455	37,436
PL Small-Cap Growth	96,729	73,729	59,708	29,140
PL Small-Cap Value	92,384	92,291	93,513	44,023
PL Real Estate	94,439	72,505	59,572	27,388
PL Emerging Markets	319,937	270,343	388,707	181,806
PL International Large-Cap	286,639	255,021	289,591	121,094
PL International Value	289,342	200,306	213,243	84,396

Total	$3,580,853	$3,314,811	$3,231,124	$1,596,844

Due to the current regulatory and accounting guidance, all expense reimbursements made by the Adviser for the period September 28, 2001 (the Pacific Life Funds’ commencement date of operations) to March 31, 2009 expired for future recoupment as of March 31, 2012. Based on the Trust’s experience, the likelihood of repayment by a Fund for the amounts presented in the table above prior to the expiration is considered remote

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

and no liabilities for such repayments were recorded by any Fund as of September 30, 2012. The Adviser expense reimbursement is presented in the Statements of Operations. Any amounts that remained due from the Advisor as of September 30, 2012 are presented in the Statements of Assets and Liabilities.

C. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferral amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of Class A shares of the corresponding Portfolio Optimization Funds, PL Short Duration Income Fund, PL Income Fund, PL Strategic Income Fund, PL Floating Rate Income Fund, PL High Income Fund and/or PL Money Market Fund, and/or Class P shares of the corresponding PL Underlying Funds without a sales load. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expense (trustees’ fees and expenses). For the six-month period ended September 30, 2012, such expenses decreased by $259 for all applicable Funds covered in this report as a result of the market value depreciation on such accounts. As of September 30, 2012, the total amount in the DCP Liability accounts was $32,643 for all applicable Funds covered in this report.

D. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

E. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2012, no unfunded loan commitments were held by any Funds covered in this report.

9. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six-month period ended September 30, 2012, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PL Floating Rate Loan	$—	$—	$27,703,003	$41,550,478
PL Inflation Managed	228,229,328	327,769,950	1,011,912	46,265,050
PL Managed Bond	2,004,238,788	1,923,085,696	67,899,710	40,696,066
PL Short Duration Bond	48,900,556	34,186,317	77,201,310	24,268,701
PL Emerging Markets Debt	—	—	84,740,175	6,982,124
PL Comstock	—	—	69,887,958	24,281,584
PL Growth LT	—	—	24,512,496	83,668,584
PL Large-Cap Growth	—	—	50,081,051	46,434,283
PL Large-Cap Value	—	—	69,300,116	18,692,871
PL Main Street Core	—	—	69,180,001	50,500,468
PL Mid-Cap Equity	—	—	68,461,899	91,808,129
PL Mid-Cap Growth	—	—	10,000,815	17,992,293
PL Small-Cap Growth	—	—	24,207,157	16,831,176
PL Small-Cap Value	—	—	42,210,248	21,696,062
PL Real Estate	—	—	5,780,700	4,877,054
PL Emerging Markets	—	—	29,079,423	9,754,989
PL International Large-Cap	—	—	41,058,593	23,211,884
PL International Value	—	—	72,854,499	31,789,918

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

10. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2012, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from such amounts for financial reporting purposes. These differences are primarily due to differing treatments for futures and options, swap income, paydown gain/loss, partnership income, foreign currency transactions, passive foreign investment companies, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, as of March 31, 2012:

		Distributable Earnings		Late Year Ordinary and Post-October Capital Loss Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
PL Floating Rate Loan	($16,487)	$1,198,457	$—	$—	$—	$—	$—
PL Inflation Managed	—	2,841,061	733,035	—	—	—	—
PL Managed Bond	(216,538)	5,074,047	—	—	—	(3,280,889)	(3,280,889)
PL Short Duration Bond	—	481,115	46,127	—	(207,126)	—	(207,126)
PL Comstock	(22,005,888)	676,793	—	—	—	—	—
PL Growth LT	(18,416,497)	549,611	—	—	(1,698,768)	—	(1,698,768)
PL Large-Cap Growth	—	—	1,019,041	(100,504)	—	—	(100,504)
PL Large-Cap Value	(15,679,047)	1,183,317	—	—	(602,951)	—	(602,951)
PL Main Street Core	(26,543,145)	739,538	—	—	(362,630)	—	(362,630)
PL Mid-Cap Equity	(7,425,609)	187,850	—	—	—	—	—
PL Mid-Cap Growth	—	—	1,054,638	(17,119)	(100,750)	—	(117,869)
PL Small-Cap Growth	(5,887,020)	—	—	—	—	—	—
PL Small-Cap Value	(5,895,087)	324,995	—	—	(95,549)	—	(95,549)
PL Real Estate	(8,860,152)	195,287	—	—	(47,531)	—	(47,531)
PL Emerging Markets	—	168,621	—	—	(1,022,619)	(266,107)	(1,288,726)
PL International Large-Cap	(12,478,029)	1,308,918	—	—	(691,996)	(775,436)	(1,467,432)
PL International Value	(49,011,024)	906,833	—	—	(3,629,237)	(1,471,976)	(5,101,213)

Accumulated capital losses represent net capital loss carryovers as of March 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), each Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. Each Fund’s first fiscal year end subject to the Modernization Act is March 31, 2012. The following table shows the expiration dates for capital loss carryover from pre-enactment taxable years and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2012:

	Pre-Enactment			Post-Enactment
	Net Capital Loss Carryover Expiring in			Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover
Fund	2017	2018	2019	Short-Term	Long-Term
PL Floating Rate Loan	$—	($16,487)	$—	$—	$—	($16,487)
PL Managed Bond	—	—	—	(216,538)	—	(216,538)
PL Comstock	(1,791,441)	(20,214,447)	—	—	—	(22,005,888)
PL Growth LT	—	(18,416,497)	—	—	—	(18,416,497)
PL Large-Cap Value	(4,851,176)	(10,501,973)	(325,898)	—	—	(15,679,047)
PL Main Street Core	(2,767,952)	(23,775,193)	—	—	—	(26,543,145)
PL Mid-Cap Equity	—	(7,425,609)	—	—	—	(7,425,609)
PL Small-Cap Growth	(3,377)	(5,883,643)	—	—	—	(5,887,020)
PL Small-Cap Value	—	(5,895,087)	—	—	—	(5,895,087)
PL Real Estate	—	(8,860,152)	—	—	—	(8,860,152)
PL International Large-Cap	(1,530,732)	(8,295,134)	(2,652,163)	—	—	(12,478,029)
PL International Value	(6,971,246)	(38,541,418)	—	(3,027,169)	(471,191)	(49,011,024)

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of September 30, 2012, were as follows:

Fund	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation
PL Floating Rate Loan	$99,082,884	$1,470,239	($383,760)	$1,086,479	$—	$1,086,479
PL Inflation Managed	188,477,132	9,422,753	(770,560)	8,652,193	(227,375)	8,424,818
PL Managed Bond	744,294,045	21,439,287	(3,385,017)	18,054,270	(285,837)	17,768,433
PL Short Duration Bond	223,329,994	2,630,662	(125,281)	2,505,381	—	2,505,381
PL Emerging Markets Debt	82,212,646	3,770,370	(295,842)	3,474,528	98,134	3,572,662
PL Comstock	231,856,603	43,862,295	(10,127,414)	33,734,881	91,683	33,826,564
PL Growth LT	31,437,584	10,280,222	(632,920)	9,647,302	(29,392)	9,617,910
PL Large-Cap Growth	102,856,631	33,067,705	(2,500,967)	30,566,738	—	30,566,738
PL Large-Cap Value	265,154,425	70,517,423	(6,082,675)	64,434,748	—	64,434,748
PL Main Street Core	171,623,611	45,448,900	(2,674,602)	42,774,298	54	42,774,352
PL Mid-Cap Equity	119,690,600	13,491,390	(3,253,379)	10,238,011	—	10,238,011
PL Mid-Cap Growth	54,885,005	13,071,487	(5,657,731)	7,413,756	(360)	7,413,396
PL Small-Cap Growth	36,707,605	7,740,840	(1,124,141)	6,616,699	—	6,616,699
PL Small-Cap Value	92,631,371	17,826,648	(2,214,434)	15,612,214	(54)	15,612,160
PL Real Estate	35,968,027	17,681,046	(455,591)	17,225,455	—	17,225,455
PL Emerging Markets	87,624,436	22,060,593	(3,405,692)	18,654,901	(66,147)	18,588,754
PL International Large-Cap	189,397,293	34,436,631	(5,512,968)	28,923,663	(3,639)	28,920,024
PL International Value	142,604,532	11,366,706	(4,563,909)	6,802,797	(323,220)	6,479,577

(1)	Other includes net appreciation or deprecation on derivatives, securities sold short, unfunded loan commitments, and foreign currency transactions, if any.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Each Fund is required to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. As a result of each Fund’s evaluation, as of and during the six-month period ended September 30, 2012, each Fund did not record a liability for any unrecognized tax benefits. Each Fund’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense. During the six-month period ended September 30, 2012, none of the Funds covered in this report incurred any interest or penalties. Each Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Each Fund remains subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Delaware) for the tax years ended March 31, 2009 through March 31, 2012 for Federal purposes and March 31, 2008 through March 31, 2012 for State purposes.

11. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gain distributions to shareholders during the year ended March 31, 2012, were as follows:

	For the Year Ended March 31, 2012
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions
PL Floating Rate Loan	$3,822,618	$—	$3,822,618
PL Inflation Managed	16,846,737	3,055,973	19,902,710
PL Managed Bond	11,687,819	—	11,687,819
PL Short Duration Bond	1,583,339	194,538	1,777,877
PL Comstock	2,469,410	—	2,469,410
PL Growth LT	536,165	—	536,165
PL Large-Cap Growth	—	1,890,797	1,890,797
PL Large-Cap Value	4,290,204	—	4,290,204
PL Main Street Core	1,459,944	—	1,459,944
PL Mid-Cap Equity	669,458	—	669,458
PL Mid-Cap Growth	510,818	7,026,231	7,537,049
PL Small-Cap Value	1,046,454	—	1,046,454
PL Real Estate	324,119	—	324,119
PL Emerging Markets	436,893	1,469,566	1,906,459
PL International Large-Cap	2,241,781	—	2,241,781
PL International Value	3,217,735	—	3,217,735

There were no income and capital gain distributions to shareholders by any of the Funds covered in this report during the six-month period ended September 30, 2012.

PACIFIC LIFE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

12. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2012 and the year ended March 31, 2012 were as follows:

	PL Floating Rate Loan Fund		PL Inflation Managed Fund		PL Managed Bond Fund		PL Short Duration Bond Fund
	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012
Class P
Shares sold	1,036,901	2,778,851	2,313,987	5,832,301	6,492,319	11,330,537	6,920,201	4,052,837
Dividends and distributions reinvested	—	391,261	—	1,868,799	—	1,103,666	—	178,681
Shares repurchased	(2,551,858)	(570,742)	(13,528,398)	(2,797,468)	(1,624,311)	(2,937,545)	(153,048)	(872,644)
Net increase (decrease)	(1,514,957)	2,599,370	(11,214,411)	4,903,632	4,868,008	9,496,658	6,767,153	3,358,874
Beginning shares outstanding	11,099,697	8,500,327	26,682,305	21,778,673	44,758,849	35,262,191	15,429,941	12,071,067
Ending shares outstanding	9,584,740	11,099,697	15,467,894	26,682,305	49,626,857	44,758,849	22,197,094	15,429,941

	PL Emerging Markets Debt Fund (1)		PL Comstock Fund		PL Growth LT Fund		PL Large-Cap Growth Fund
	Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012
Class P
Shares sold	8,132,967		4,367,575	3,553,403	134,271	1,423,438	858,644	2,164,349
Dividends and distributions reinvested	—		—	225,311	—	47,701	—	220,116
Shares repurchased	(46,162)		(231,442)	(880,653)	(5,292,318)	(2,515,096)	(239,655)	(573,437)
Net increase (decrease)	8,086,805		4,136,133	2,898,061	(5,158,047)	(1,043,957)	618,989	1,811,028
Beginning shares outstanding	—		16,625,565	13,727,504	8,258,220	9,302,177	12,546,730	10,735,702
Ending shares outstanding	8,086,805		20,761,698	16,625,565	3,100,173	8,258,220	13,165,719	12,546,730

	PL Large-Cap Value Fund		PL Main Street Core Fund		PL Mid-Cap Equity Fund		PL Mid-Cap Growth Fund
	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012
Class P
Shares sold	4,991,418	3,684,819	1,877,485	2,375,126	1,127,461	3,794,349	1,389,263	1,280,313
Dividends and distributions reinvested	—	390,728	—	150,046	—	72,609	—	994,334
Shares repurchased	(523,034)	(2,423,173)	(373,434)	(929,081)	(4,062,991)	(806,734)	(1,998,513)	(250,642)
Net increase (decrease)	4,468,384	1,652,374	1,504,051	1,596,091	(2,935,530)	3,060,224	(609,250)	2,024,005
Beginning shares outstanding	21,364,475	19,712,101	17,182,131	15,586,040	16,044,803	12,984,579	8,294,116	6,270,111
Ending shares outstanding	25,832,859	21,364,475	18,686,182	17,182,131	13,109,273	16,044,803	7,684,866	8,294,116

	PL Small-Cap Growth Fund		PL Small-Cap Value Fund		PL Real Estate Fund		PL Emerging Markets Fund
	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012
Class P
Shares sold	865,238	603,780	2,133,777	1,315,442	56,980	1,025,141	1,576,691	2,024,174
Dividends and distributions reinvested	—	—	—	106,890	—	28,862	—	162,945
Shares repurchased	(208,625)	(257,367)	(138,570)	(468,973)	(101,604)	(523,132)	(87,918)	(257,654)
Net increase (decrease)	656,613	346,413	1,995,207	953,359	(44,624)	530,871	1,488,773	1,929,465
Beginning shares outstanding	3,065,762	2,719,349	8,143,437	7,190,078	4,183,542	3,652,671	6,308,071	4,378,606
Ending shares outstanding	3,722,375	3,065,762	10,138,644	8,143,437	4,138,918	4,183,542	7,796,844	6,308,071

	PL International Large-Cap Fund		PL International Value Fund
	Six-Month Period ended 9/30/2012	Year ended 3/31/2012	Six-Month Period ended 9/30/2012	Year ended 3/31/2012
Class P
Shares sold	1,302,492	5,074,872	5,420,688	3,744,103
Dividends and distributions reinvested	—	172,048	—	424,503
Shares repurchased	(160,567)	(739,664)	(239,844)	(768,129)
Net increase	1,141,925	4,507,256	5,180,844	3,400,477
Beginning shares outstanding	13,486,118	8,978,862	12,892,042	9,491,565
Ending shares outstanding	14,628,043	13,486,118	18,072,886	12,892,042

(1)	The PL Emerging Markets Debt Fund commenced operations on June 29, 2012.

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2012 to September 30, 2012.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/12” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/12-09/30/12” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2012 to September 30, 2012.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/12-09/30/12.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Note 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/12	Ending Account Value at 09/30/12	Annualized Expense Ratio	Expenses Paid During the Period 04/01/12 - 09/30/12 (1)
PL Floating Rate Loan Fund
Actual Fund Return
Class P	$1,000.00	$1,028.70	0.80%	$4.07

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PL Inflation Managed Fund
Actual Fund Return
Class P	$1,000.00	$1,061.20	0.57%	$2.95

Hypothetical
Class P	$1,000.00	$1,022.21	0.57%	$2.89
PL Managed Bond Fund
Actual Fund Return
Class P	$1,000.00	$1,052.40	0.55%	$2.83

Hypothetical
Class P	$1,000.00	$1,022.31	0.55%	$2.79
PL Short Duration Bond Fund
Actual Fund Return
Class P	$1,000.00	$1,014.90	0.55%	$2.78

Hypothetical
Class P	$1,000.00	$1,022.31	0.55%	$2.79
PL Emerging Markets Debt Fund (2)
Actual Fund Return
Class P	$1,000.00	$1,060.00	0.94%	$2.49

Hypothetical
Class P	$1,000.00	$1,020.36	0.94%	$4.76
PL Comstock Fund
Actual Fund Return
Class P	$1,000.00	$1,024.90	0.89%	$4.52

Hypothetical
Class P	$1,000.00	$1,020.61	0.89%	$4.51
PL Growth LT Fund
Actual Fund Return
Class P	$1,000.00	$1,003.10	0.70%	$3.52

Hypothetical
Class P	$1,000.00	$1,021.56	0.70%	$3.55
PL Large-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$999.00	0.88%	$4.41

Hypothetical
Class P	$1,000.00	$1,020.66	0.88%	$4.46
PL Large-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,038.20	0.80%	$4.09

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05

See explanation of references on page D-2

PACIFIC LIFE FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/12	Ending Account Value at 09/30/12	Annualized Expense Ratio	Expenses Paid During the Period 04/01/12 - 09/30/12 (1)
PL Main Street Core Fund
Actual Fund Return
Class P	$1,000.00	$1,018.70	0.60%	$3.04

Hypothetical
Class P	$1,000.00	$1,022.06	0.60%	$3.04
PL Mid-Cap Equity Fund
Actual Fund Return
Class P	$1,000.00	$952.40	0.80%	$3.92

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PL Mid-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$909.80	0.85%	$4.07

Hypothetical
Class P	$1,000.00	$1,020.81	0.85%	$4.31
PL Small-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$993.20	0.75%	$3.75

Hypothetical
Class P	$1,000.00	$1,021.31	0.75%	$3.80
PL Small-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,006.60	0.90%	$4.53

Hypothetical
Class P	$1,000.00	$1,020.56	0.90%	$4.56
PL Real Estate Fund
Actual Fund Return
Class P	$1,000.00	$1,023.00	1.05%	$5.32

Hypothetical
Class P	$1,000.00	$1,019.80	1.05%	$5.32
PL Emerging Markets Fund
Actual Fund Return
Class P	$1,000.00	$1,006.70	0.95%	$4.78

Hypothetical
Class P	$1,000.00	$1,020.31	0.95%	$4.81
PL International Large-Cap Fund
Actual Fund Return
Class P	$1,000.00	$991.40	1.00%	$4.99

Hypothetical
Class P	$1,000.00	$1,020.05	1.00%	$5.06

	Beginning Account Value at 04/01/12	Ending Account Value at 09/30/12	Annualized Expense Ratio	Expenses Paid During the Period 04/01/12 - 09/30/12 (1)
PL International Value Fund
Actual Fund Return
Class P	$1,000.00	$974.50	0.80%	$3.96

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05

(1)	Expenses paid during the six-month period are equal to the fund's annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.
(2)	The PL Emerging Markets Debt Fund commenced operations on June 29, 2012. The actual return and expenses paid during the period by this Fund was for the period June 29, 2012 to September 30, 2012, instead of the entire six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.

PACIFIC LIFE FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND FUND MANAGEMENT AGREEMENTS

(Unaudited)

I. Introduction and Background

The Pacific Life Funds’ (the “Trust”) Board of Trustees (the “Board” or “Trustees”) approved a change in fund manager and a new fund management agreement with respect to the PL Mid-Cap Equity Fund (the “Fund”) effective January 1, 2013. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a change in fund manager requires shareholder approval of a new fund management agreement; however, pursuant to an exemptive order issued to Pacific Life Insurance Company (“Pacific Life”) by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by the Trust and Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”), in accordance with the terms of the exemptive order, PLFA and the Trust can hire, terminate, and replace, as applicable, fund managers and enter into new fund management agreements (except, as a general matter, fund managers affiliated with PLFA) without shareholder approval. The additional information provided herein concerning the fund manager change is being provided pursuant to the requirements of the exemptive order.

At an in-person meeting on September 11, 2012, the Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), approved, effective January 1, 2013, the agreement with Scout Investments, Inc. (“Scout”) with respect to the PL Mid-Cap Equity Fund (the “Scout Fund Management Agreement”) and appointed Scout as the new fund manager, effective January 1, 2013 (“Fund Manager”). In connection with this matter, also at the September 11, 2012 meeting, the Board terminated the fund management agreement for the Fund with the current fund manager upon the effectiveness of the Scout Fund Management Agreement. Scout’s appointment as Fund Manager was made in accordance with the SEC exemptive order noted above and does not require shareholder approval. In order to facilitate these changes, a portion of the fund’s holdings will be sold and new investments purchased in accordance with recommendations by the new fund manager or management team. PLFA and/or the Fund may retain a transitioning agent in order to help reduce the transaction costs associated with the purchase and sale of Fund holdings in connection with this transition.

II. Board Consideration of the New Fund Management Agreement

In evaluating the proposed Scout Fund Management Agreement, the Board, including all of the Independent Trustees, considered the factors, among others, described below. Additionally, the Board considered the various screening processes that PLFA utilizes in identifying a proposed new fund manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as the due diligence conducted by PLFA on the investment and compliance resources and personnel of a fund manager and an assessment of the investment strategies used by a fund manager, and the due diligence conducted by the Trust’s CCO. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of Scout, including information about another firm considered by PLFA, and PLFA’s analysis in reaching its conclusion to recommend Scout as the new Fund Manager. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Fund Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate.

In evaluating the Scout Fund Management Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services

The Trustees considered the benefits to shareholders of retaining Scout as the Fund Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by Scout. In this regard, the Trustees considered various materials relating to the proposed Fund Manager, including copies of the proposed Scout Fund Management Agreement; copies of Scout’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the Scout Fund Management Agreement, Scout would be responsible for providing the investment management services for the Fund’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the PL Mid-Cap Equity Fund over both the short- and long-term, the organizational depth and resources of Scout, including the background and experience of Scout’s management and the expertise of the fund management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered Scout’s written compliance policies and procedures and noted that the Trust’s Chief Compliance Officer (“CCO”) had provided an assessment of Scout’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics.

In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted with respect to Scout, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Scout.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the PL Mid-Cap Equity Fund by Scout under the Scout Fund Management Agreement.

2. Performance

The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a mid-cap equity fund, and the identification by PLFA of Scout to serve as fund manager with regard to the day-to-day investment activities of the PL Mid-Cap Equity Fund. The Trustees considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related Scout Fund Management Agreement, as described below.

The Trustees considered information about the historical performance of an account managed by the same Scout Fund management team that would manage the PL Mid-Cap Equity Fund using similar investment strategies as those proposed for the PL Mid-Cap Equity Fund (the “Comparable Performance”). The Trustees considered the Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, three-, and five-year periods as of June 30, 2012. The Trustees also considered the Comparable Performance against a pertinent benchmark and an applicable peer group for the previous five calendar years. Additionally, the Trustees

PACIFIC LIFE FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND FUND MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

considered performance information presented by PLFA for another potential manager of the Fund and the performance of an account managed by the lead fund manager of the Scout fund management team when the individual worked at another advisory firm prior to joining Scout. The Trustees also considered the need for Scout to adhere to the Fund’s general investment mandate in order to function appropriately in the Portfolio Optimization Funds.

The Board determined that Scout’s performance record was acceptable.

3. Advisory and Fund Management Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Fund Manager with regard to other investment accounts with substantially similar investment strategies as the PL Mid-Cap Equity Fund. The Trustees noted that in certain cases there were differences in the level of services proposed to be provided to the PL Mid-Cap Equity Fund by Scout and that the level of services provided by Scout on these other accounts was due to the different nature of the accounts or an affiliation between Scout and the account. These differences often explained differences in fee schedules. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Scout, and that the PL Mid-Cap Equity Fund’s sub-advisory management fees are paid by PLFA and are not paid directly by the PL Mid-Cap Equity Fund. The Trustees considered that the advisory fee schedule would remain unchanged from the current fee schedule for the Fund. Additionally, the Trustees considered that there are certain costs associated with a manager change, but that the advisory fee rates and ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this portfolio manager change.

The Board concluded that the compensation payable under the Scout Fund Management Agreement is fair and reasonable.

4. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees considered the projected profitability of the Scout Fund Management Agreement to Scout to the extent practicable based on the financial information provided by Scout. The Trustees considered that it was difficult to accurately determine or evaluate the projected profitability of the Scout Fund Management Agreement to Scout because it managed substantial assets or had multiple business lines and, further, that any such assessment would involve assumptions regarding its allocation policies, capital structure, cost of capital, business mix and other factors. The Trustees gave less weight to projected profitability considerations than other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and Scout with respect to the negotiation of Fund management fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the Scout Fund Management Agreement to Scout is an estimate.

The Board concluded that the PL Mid-Cap Equity Fund’s fee structure reflected in the Scout Fund Management Agreement is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA and Scout information concerning other benefits that may be received by Scout and its affiliates as a result of their relationship with the PL Mid-Cap Equity Fund, including commissions that may be paid to broker-dealers affiliated with the Fund Manager and the anticipated use of soft dollars by the Fund Manager. In this regard, the Trustees noted that Scout represented that it does not anticipate utilizing an affiliated broker-dealer and that it anticipates using soft dollar credits generated by Fund commissions to pay for research services. The potential benefits that may be derived by Scout from its relationship with the PL Mid-Cap Equity Fund could include larger assets under management and reputational benefits, which are consistent with those generally derived by sub-advisers to mutual funds. The Trustees considered potential benefits to be derived by Scout from its relationship with the PL Mid-Cap Equity Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Scout Fund Management Agreement is in the best interests of the PL Mid-Cap Equity Fund and its shareholders; and (ii) the compensation payable under the Scout Fund Management Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC LIFE FUNDS

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulation and is available after filing (i) on the SEC’s Website at www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s Webpage at www.pacificlife.com/pacificlifefunds.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how portfolio managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Pacific Life Funds

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s Prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, please see the Trust’s SAI. The Prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s Prospectus, SAI (including Proxy Voting Policies) and the Portfolio Optimization Funds’ annual and semi-annual reports are available:

•	On the Trust’s Website at www.pacificlife.com/pacificlifefunds.htm

•	On the SEC’s Website at www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule I.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics – Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	December 7, 2012

By:	/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	December 7, 2012